   As filed with the Securities and Exchange Commission on December 14, 2017.

                                                            File Nos. 333-209059
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 7                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 419                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                     285 Madison Avenue New York, NY 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                    Brighthouse Life Insurance Company of NY
                           c/o CT Corporation System
                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011


                                   COPIES TO:

                                W. Thomas Conner
                                  Vedder Price
                         1401 I Street, NW, Suite 1100
                           Washington, DC 20005-3373


                 Approximate Date of Proposed Public Offering:



          On February, 12, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]    on (date) pursuant to paragraph (b) of Rule 485.


[X]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B





                                                                         CLASS S

                                              (OFFERED ON AND AFTER MAY 2, 2016)

                                                        CLASS S - L SHARE OPTION
                                              (OFFERED ON AND AFTER MAY 2, 2016)






                                                               FEBRUARY 12, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 59 investment choices. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR
CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER
                   PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.




THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)


     American Funds(R) Growth Allocation Portfolio (Class C)


     American Funds(R) Moderate Allocation Portfolio (Class C)


     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B)* (formerly MetLife Balanced
         Plus Portfolio)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     JPMorgan Global Active Allocation Portfolio (Class B)*

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     PanAgora Global Diversified Risk Portfolio (Class B)*

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*


     SSGA Growth and Income ETF Portfolio (Class B)


     SSGA Growth ETF Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)


     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)


     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.



To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated February 12, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 76 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 12, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   8
1. THE ANNUITY CONTRACT..................................  15
2. PURCHASE..............................................  15
     Purchase Payments...................................  16
     Termination for Low Account Value...................  16
     Allocation of Purchase Payments.....................  17
     Investment Allocation Restrictions for Certain
       Riders............................................  17
     Free Look...........................................  22
     Accumulation Units..................................  22
     Account Value.......................................  23
     Replacement of Contracts............................  23
     Owning Multiple Contracts...........................  23
3. INVESTMENT OPTIONS....................................  23
     Investment Portfolios That Are Funds-of-Funds.......  26
     Transfers...........................................  26
     Dollar Cost Averaging Program (DCA).................  28
     Automatic Rebalancing Program.......................  28
     Voting Rights.......................................  29
     Substitution of Investment Options..................  29
4. EXPENSES..............................................  29
     Product Charges.....................................  29
     Account Fee.........................................  29
     Guaranteed Withdrawal Benefit -- Rider Charge.......  30
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................  30
     Withdrawal Charge...................................  31
     Reduction or Elimination of the Withdrawal
       Charge............................................  32
     Premium and Other Taxes.............................  32
     Transfer Fee........................................  32
     Income Taxes........................................  32
     Investment Portfolio Expenses.......................  33
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  33
     Annuity Date........................................  33
     Annuity Payments....................................  33
     Annuity Options.....................................  34
     Variable Annuity Payments...........................  35
     Fixed Annuity Payments..............................  36
6. ACCESS TO YOUR MONEY..................................  36
     Systematic Withdrawal Program.......................  37
     Suspension of Payments or Transfers.................  37
7. LIVING BENEFITS.......................................  38
     Overview of Living Benefit Riders...................  38
     Guaranteed Withdrawal Benefit.......................  38
     GWB Rate Table......................................  45
     Guaranteed Lifetime Withdrawal Benefit..............  48
     GLWB Rate Table.....................................  56
8. PERFORMANCE...........................................  59
9. DEATH BENEFIT.........................................  59
     Upon Your Death.....................................  59
     Standard Death Benefit (Principal Protection).......  60
     General Death Benefit Provisions....................  60
     Spousal Continuation................................  61
     Death of the Annuitant..............................  61
     Controlled Payout...................................  61
10. FEDERAL INCOME TAX STATUS............................  61
     Non-Qualified Contracts.............................  62
     Qualified Contracts.................................  65
11. OTHER INFORMATION....................................  71
     Brighthouse Life Insurance Company of NY............  71
     The Separate Account................................  72
     Distributor.........................................  72
     Selling Firms.......................................  73
     Requests and Elections..............................  74
     Ownership...........................................  75
     Legal Proceedings...................................  76
     Financial Statements................................  76
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  76
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     Guaranteed Withdrawal Benefit Examples.............. C-1
APPENDIX D............................................... D-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... D-1
APPENDIX E............................................... E-1
     Principal Protection Death Benefit Example.......... E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 23
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 22
Annual Benefit Payment..................................... 40 and 49
Annuitant................................................................ 76
Annuity Date............................................................. 33
Annuity Options.......................................................... 34
Annuity Payments......................................................... 33
Annuity Service Center..................................................... 6
Annuity Units............................................................ 33
Beneficiary.............................................................. 75
Benefit Base............................................................. 49
Business Day............................................................. 17
Contract Year............................................................ 16
Free Look................................................................ 22
GLWB Withdrawal Rate..................................................... 49
Good Order............................................................... 74
Guaranteed Principal Adjustment............................ 43 and 53
GWB Withdrawal Rate...................................................... 40
Income Phase............................................................. 15
Investment Portfolios.................................................... 23
Joint Owners............................................................. 75
Owner.................................................................... 75
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 39
Separate Account......................................................... 72
Total Guaranteed Withdrawal Amount....................................... 39

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB) or a guaranteed lifetime withdrawal benefit (GLWB). (The version of the GLWB that is currently available is referred to as FlexChoice Access, and the version of the GWB that is currently available is referred to as the GWB v1.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB or a GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. Each class imposes different withdrawal charges and mortality and expense charges. Depending on your expectations and preferences, you can choose the class that best meets your needs.


Prior to issuance, you must select either:

o Class S, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over seven years, and a mortality and expense charge that is lower for the first four years than the mortality and expense charge of Class S - L Share Option; or

o Class S - L Share Option, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over four years, and a mortality and expense charge that is higher for the first four years than the mortality and expense charge of Class S.

If you elect the Class S - L Share Option, assuming you only submit the initial Purchase Payment, you may make a complete withdrawal from your contract in the fifth Contract Year (i.e., the Contract Year starting on the day after your fourth contract anniversary) without paying a withdrawal charge, whereas you would need to wait until the eighth Contract Year (i.e., the Contract Year starting on the day after your seventh contract anniversary) under Class S to make a complete withdrawal without a withdrawal charge. This feature will give you earlier access to Account Value without paying a withdrawal charge if you elect the Class S - L Share Option. However, the Class S - L Share Option has a higher mortality and expense charge for the first four Contract Years. ASSUMING AN INITIAL PURCHASE PAYMENT ONLY AND NO SUBSEQUENT PURCHASE PAYMENTS, THE COMBINATION OF THE MORTALITY AND EXPENSE CHARGE AND THE APPLICABLE WITHDRAWAL CHARGE ASSOCIATED WITH CLASS S - L SHARE OPTION MAY EXCEED THE CORRESPONDING COMBINED EXPENSES ASSOCIATED WITH CLASS S IN ALL CONTRACT YEARS EXCEPT THE FIFTH CONTRACT YEAR. FURTHER, THE COMBINED EXPENSES OF CLASS S - L SHARE OPTION MAY EXCEED THE COMBINED EXPENSES ASSOCIATED WITH CLASS S EVEN DURING THE FIFTH CONTRACT YEAR, DEPENDING ON YOUR ACTUAL INVESTMENT RETURN. If, however, you make subsequent Purchase Payments after your initial Purchase Payment, depending on the timing of those payments and your actual investment return, there may be Contract Years when the combined expenses of Class S - L Share Option are lower than the combined expenses of Class S. You should carefully consider which of the two classes is appropriate for you.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                (800) 343-8496

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")


                            Class S - L Share Option



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
              4 and thereafter                      0


                                    Class S



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------




ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



CLASS S - L SHARE OPTION
-------------------------------------------------
Mortality and Expense Charge                      1.60%
Administration Charge                             0.25%
                                                  ----
Total Separate Account Annual Expenses (Note 2)   1.85%
CLASS S
-------------------------------------------------
Mortality and Expense Charge                      0.90%
Administration Charge                             0.25%
                                                  ----

Total Separate Account Annual Expenses            1.15%

--------------------------------------------------------------------------------
 Note 1. The account fee is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. For Class S -- L Share Option, the mortality and expense charge is 1.60% for the first four Contract Years and declines to 0.90% for the fifth Contract Year and thereafter. For the fifth Contract Year and thereafter, Total Separate Account Annual Expenses are 1.15%.



ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))

  GWB v1 -- maximum charge                                            1.80%

  GWB v1 -- current charge                                            0.90%


--------------------------------------------------------------------------------
     Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See "Expenses.")




GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER CHARGES
(as a percentage of the Benefit Base (Note 3))

  GLWB -- maximum charge for all versions                 2.00%

  GLWB -- current charge for FlexChoice Access (Note 4)   1.35%

  GLWB -- current charge for FlexChoice (Note 4)          1.20%



--------------------------------------------------------------------------------
 Note 3. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living
 Benefits -- Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

 Note 4. The version of the GLWB elected with contracts issued on and after __________, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to __________, 2018, were issued with FlexChoice. Please speak with your registered representative if you have questions about the version of GLWB you elected. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" for more information about FlexChoice Access and FlexChoice.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 JPMorgan Global Active Allocation            0.72%         0.25%        0.05%
  Portfolio

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.01%
  Portfolio

 PanAgora Global Diversified Risk             0.65%         0.25%        0.40%
  Portfolio

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio       0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 JPMorgan Global Active Allocation             --        1.02%         0.04%         0.98%
  Portfolio

 MetLife Multi-Index Targeted Risk           0.22%       0.65%           --          0.65%
  Portfolio

 PanAgora Global Diversified Risk            0.04%       1.34%           --          1.34%
  Portfolio

 Pyramis(R) Government Income Portfolio        --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio           0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio      0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio        0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                   0.24%       0.83%           --          0.83%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CLASS S - L SHARE OPTION


CHART 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,179     $1,921      $2,653      $4,612
    minimum       $          $           $           $



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $479      $1,381      $2,293      $4,612
    minimum        $         $           $           $




CHART 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $979      $1,334      $1,696      $2,814
    minimum        $         $           $           $



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $279        $794      $1,336      $2,814
    minimum        $           $         $           $

CLASS S


CHART 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,249     $2,123      $2,615      $5,182
    minimum       $          $           $           $



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $549      $1,583      $2,615      $5,182
    minimum        $         $           $           $



CHART 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,049     $1,543      $1,680      $3,484
    minimum       $          $           $           $



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $349      $1,003      $1,680      $3,484
    minimum        $         $           $           $


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is: $5,000 for Class S when the contract is purchased as a Non-Qualified Contract; or $10,000 for
               Class S - L Share Option when the contract is purchased as a Non-
                                                            Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000 for Class S and $10,000 for Class S - L Share Option.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o The GWB v1 rider has current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider."

o The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, if at the time the termination would otherwise occur the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit or any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit is greater than the Account Value. We also will not terminate any contract if at the time the termination would otherwise occur the guaranteed amount under the Principal Protection death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GWB v1 rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GWB v1" until the rider terminates. If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GWB V1
RIDER


If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



o  AB Global Dynamic Allocation Portfolio


o  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio


o  Brighthouse Balanced Plus Portfolio


o  Invesco Balanced-Risk Allocation Portfolio

o  JPMorgan Global Active Allocation Portfolio


o  MetLife Aggregate Bond Index Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Pyramis(R) Government Income Portfolio


o  Pyramis(R) Managed Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


No other Investment Portfolios are available with the GWB v1 rider.



The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GWB v1 rider is not selected may offer the potential for higher returns. Before you select the GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GWB v1 rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



If you elect the GWB v1 rider, you may not participate in the DCA program.



Restrictions on Investment Allocations After Rider Terminates. If you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. (For information on the termination of the GWB v1 rider, see the description of the rider in the "Living Benefits" section.)


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB



If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your registered representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE ACCESS


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE ACCESS, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, or SSGA Growth and Income ETF Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).

OR


(B) You must allocate:


o  up to70% of Purchase Payments or Account Value to Platform 1 portfolios; and


o  at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.


(You may not allocate Purchase Payments to the Dollar Cost Averaging program.)


The investment options in each Platform are:


Platform 1
----------


   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse Small Cap Value Portfolio
   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Artisan Mid Cap Value Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Frontier Mid Cap Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation
   Loomis Sayles Global Markets Portfolio
   MetLife Mid Cap Stock Index Portfolio MetLife MSCI EAFE(R) Index Portfolio MetLife Multi-Index Targeted Risk
   MetLife Russell 2000(R) Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   Neuberger Berman Genesis Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 2
----------


   BlackRock High Yield Portfolio

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio

Certain investment choices listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.

Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform
2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy..


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE, YOU MUST ALLOCATE ACCORDING TO PLATFORM 1 AND PLATFORM 2 BELOW. If you elect the GLWB, you may not participate in the DCA program.



Platform 1
----------


You must allocate:


o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, and Schroders Global Multi-Asset Portfolio.

AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.



OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB (FLEXCHOICE AND FLEXCHOICE ACCESS)


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts of any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.



If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).

EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Brighthouse Asset Allocation 60 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Brighthouse Asset Allocation 60 Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 Accumulation Units for the Brighthouse Asset Allocation 60 Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS


The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Brighthouse Balanced Plus Portfolio

   (f)        Invesco Balanced-Risk Allocation Portfolio

   (g)        JPMorgan Global Active Allocation Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)


     American Funds(R) Growth Allocation Portfolio (Class C)


     American Funds(R) Moderate Allocation Portfolio (Class C)


     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio (Class B)* (formerly MetLife Balanced
         Plus Portfolio)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     JPMorgan Global Active Allocation Portfolio (Class B)*

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     PanAgora Global Diversified Risk Portfolio (Class B)*

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*


     SSGA Growth and Income ETF Portfolio (Class B)


     SSGA Growth ETF Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)


     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)


     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio


     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money -- Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider or the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. WE DO NOT BELIEVE THAT THE INVESTMENT PORTFOLIOS THAT ARE AVAILABLE UNDER THIS CONTRACT PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING, AND THEREFORE WE CURRENTLY DO NOT MONITOR TRANSFER ACTIVITY IN THE INVESTMENT PORTFOLIOS. However, if we determine in our sole discretion there is potential for arbitrage trading in any Investment Portfolios available under this contract, we may commence monitoring such Investment Portfolios (the "Monitored Portfolios").



DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a Dollar Cost Averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or the GLWB rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the DCA is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the DCA program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.


EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 50% to be in the MetLife Asset Allocation 40 Portfolio and 50% to be in the MetLife Asset Allocation 60 Portfolio. Over the next 2 1/2 months the MetLife Asset Allocation 60 Portfolio outperforms the MetLife Asset Allocation 40 Portfolio. At the end of the first quarter, the MetLife MetLife Asset Allocation 60 Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Asset Allocation 60


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



   Portfolio to bring its value back to 50% and use the money to buy more units in the MetLife Asset Allocation 40 Portfolio to increase those holdings to 50%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase).


MORTALITY AND EXPENSE CHARGE. For Class S, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.90% of the average daily net asset value of each Investment Portfolio. For Class S - L Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.60% of the average daily net asset value of each Investment Portfolio for the first four Contract Years. For the fifth Contract Year and thereafter, this charge declines to 0.90%. During the Income Phase this charge is 0.90% for both Class S and Class S - L Share Option.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the

Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio in the ratio each portfolio bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE



For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal
Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.



Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/
Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


CLASS S - L SHARE OPTION



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4 and thereafter                           0

CLASS S



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.



The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit or Guaranteed Principal Adjustment that may be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR,



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



but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



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A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB or GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract



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



Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



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Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two types of living benefit riders -- a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit:


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------



o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - Flex Choice Access


o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - Flex Choice



The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee.


GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit rider (Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the Guaranteed Withdrawal Benefit."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing



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



your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix C for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING



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



OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT

BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix C, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses -- Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1) you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted
                                        ------------------
       to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6) the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b) your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment

Allocation and Other Purchase Payment Restrictions for the GWB v1" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1) Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB -- see "Operation of the Guaranteed Withdrawal Benefit -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal Benefit -- Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit -- Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit -- Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                    GWB
                 DATE         DATE               GWB              PURCHASE    PAYMENT
    GWB         FIRST         LAST            WITHDRAWAL          PAYMENT   ENHANCEMENT
   RIDER      AVAILABLE    AVAILABLE             RATE              PERIOD      RATE
                                            if first
                                           withdrawal
                                        taken before 5th  5.0%
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                                                 120 days
                                       taken on or after
                                                                   from
                                          5th contract
    GWB v1  May 2, 2016       --                          6.0%   contract      150%
                                        anniversary but
                                                                   issue
                                          before 10th
                                                                   date
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                       taken on or after  7.0%
                                         10th contract
                                          anniversary

GUARANTEED LIFETIME WITHDRAWAL BENEFIT



If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
Level and Expedite (see "GLWB Variations" below.) For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite."



The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).



You may purchase the GLWB rider if you are at least 50, and not older than age 85 on the effective date of your contract. The current version of the GLWB is referred to as FlexChoice Access. For contracts issued prior to _________, 2018, the version of GLWB is referred to as FlexChoice. FlexChoice Access is available for purchase in all states. FlexChoice is no longer available for purchase.


You may not select this rider together with the GWB v1 rider. Once selected, the GLWB rider may not be terminated except as stated below.



SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential



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



Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix D for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.



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



As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.


If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.



o  Joint Lifetime Guarantee Rate option: If your contract has not been
   ------------------------------------
     continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


o  FOR FLEXCHOICE ONLY: You may elect to receive the commuted value of lifetime
   -------------------
     payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount




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




     of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite." The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.



Prior to issuance, you must select either:


o Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.


For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."



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



You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will



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



terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the

Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(9) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.

To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."



o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life



      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments we will first pay you any

               Remaining Annual Benefit Payment in effect at the time the

               Account Value is reduced to zero (see "Annual Benefit Payment"

               above) using the applicable Single Lifetime Guarantee Rate unless you elect to have your Annual Benefit Payments paid for the life of you and your spouse using the applicable Joint

               Lifetime Guarantee Rate. You may elect a Joint Lifetime

               Guarantee rate only if 1) your spouse is no younger than the
                              -------
               Minimum Spousal Age and 2) your contract has not been continued
                                   ---                      ---
               under the Spousal Continuation provision described above.



DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE



FLEXCHOICE ACCESS LEVEL



Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.




                                                                MINIMUM
                                                              ISSUE AGE /                                    GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM         GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL         (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE           IS GREATER THAN $0)1       IS REDUCED TO $0)
                                                                Minimum       Age at 1st                 Single      Joint
                                                            ---------------
                                                              Issue Age:      Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            ---------------
                                                              You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age       59 1/2                      Rate        Rate
                                                             50 years old
                                                              at contract
                                                                            59 1/2 to less
                                                                                               4.00%       4.00%       3.00%
                                                                issue.
                                                                                than 65
                                      10th
                                                            ctag:cnMinimum
                                                            ---------------
 __/__/18       --       5.00%      Contract     59 1/2
                                                             Spousal Age:
                                                            ---------------
                                  Anniversary                                 65 to less
                                                                                               5.00%       5.00%       4.00%
                                                             Your Spouse's
                                                                                than 75
                                                             Date of Birth
                                                              may not be
                                                                              75 to less
                                                             more than 10
                                                                                               5.25%       5.25%       4.25%
                                                                                than 80
                                                              years after
                                                             your Date of
                                                                                  80+          5.75%       5.75%       4.75%



                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.



                                    ROLLUP
   DATE     DATE                              LIFETIME
                        ROLLUP       RATE
  FIRST     LAST                              WITHDRAWAL
                         RATE     PERIOD END
AVAILABLE   AVAILABLE                             AGE
                                     DATE
                                     10th
 __/__/18       --       5.00%     Contract     59 1/2
                                  Anniversary



                Birth.
                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


                MINIMUM
   DATE                      GLWB WITHDRAWAL RATE         GLWB LIFETIME GUARANTEE RATE
              ISSUE AGE /
  FIRST                      (WHEN ACCOUNT VALUE               (WHEN ACCOUNT VALUE
                MINIMUM
AVAILABLE                    IS GREATER THAN $01)               IS REDUCED TO $0)
              SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
                                                      Reduced to
                Minimum       59 1/2                                 Rate        Rate
            ---------------
                                                         Zero
              Issue Age:
            ---------------
              You must be
                                                         79 or
                             59 1/2 to                              3.00%       2.00%
             at least age
                                                        younger
                               less         5.00%
             50 years old
                              than 65
              at contract
                                                          80+       3.25%       2.25%
                issue.
                                                         79 or
            ctag:cnMinimum
            ---------------
                                                                    4.00%       3.00%
 __/__/18
                            65 to less                  younger
             Spousal Age:
            ---------------
                                            6.00%
                              than 75
             Your Spouse's
                                                          80+       4.25%       3.25%
             Date of Birth
              may not be
                                                         79 or
                                                                    4.00%       3.00%
             more than 10
                            75 to less                  younger
                                            6.00%
              years after
                              than 80
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%




FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)1       IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             50 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 05/02/16    __/__/18    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       3.60%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 10
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%




                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.



                                     ROLLUP
   DATE       DATE                             LIFETIME
                        ROLLUP        RATE
  FIRST       LAST                             WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
 05/02/16    __/__/18    5.00%      Contract     59 1/2
                                  Anniversary



                Birth.

                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $01)                IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             60 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 05/02/16      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 4
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%



1. When the Account Value is greater than $0, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to $0.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). This death benefit is described below.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT (PRINCIPAL PROTECTION)


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the standard death benefit.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an Annuity

Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.

NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where

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otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life



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expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408,



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408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



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The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10%



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federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


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(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the



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aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have



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sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the



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appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial,




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Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial service. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One however it changed its name pursuant to authorization and approval by our Board of Directors on August 24, 2016. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



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



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that



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received compensation during 2016, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any



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particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of


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inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements


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APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Guaranteed Minimum Income Benefits and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing an optional Guaranteed Minimum Income Benefit or Guaranteed Withdrawal Benefit will result in a higher overall charge.





                                           1.85% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                           UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                            BEGINNING OF         END OF        OUTSTANDING AT
                                                                               PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.142181         12.109381             0.0000
-----------------------------------------------------------------------      ---------         ---------             ------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.010658          1.009417             0.0000
-----------------------------------------------------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.681909         13.073805             0.0000
-----------------------------------------------------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.670647         13.246649             0.0000
-----------------------------------------------------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.472049         12.732512             0.0000
-----------------------------------------------------------------------      ---------         ---------             ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     10.267305         10.546963        74,808.1562
-----------------------------------------------------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     11.441021         11.567222        44,448.2537
-----------------------------------------------------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.060402          1.116680       776,632.5944
-----------------------------------------------------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.193798          1.198324             0.0000
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     15.274808         16.147177        18,863.2862
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.232265         12.571123        25,980.9397
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.187943          1.196832             0.0000
-----------------------------------------------------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.022252          1.044987             0.0000
-----------------------------------------------------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     10.845145         10.535681             0.0000
-----------------------------------------------------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                  1.85% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                         UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                          BEGINNING OF         END OF        OUTSTANDING AT
                                                             PERIOD            PERIOD        END OF PERIOD
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   11.227197         11.375720             0.0000
-----------------------------------------------------      ---------         ---------             ------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                    1.215840          1.228578         6,877.9069
-----------------------------------------------------      ---------         ---------         ----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   14.138558         14.430145             0.0000
-----------------------------------------------------      ---------         ---------         ----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   13.947869         14.394199             0.0000
-----------------------------------------------------      ---------         ---------         ----------

METROPOLITAN SERIES FUND

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                   15.669171         15.327044             0.0000
-----------------------------------------------------      ---------         ---------         ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                    9.176429          9.073801             0.0000
-----------------------------------------------------      ---------         ---------         ----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   13.546598         13.635755        50,232.4783
-----------------------------------------------------      ---------         ---------        -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   14.160500         14.483189        47,896.7965
-----------------------------------------------------      ---------         ---------        -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   14.613924         15.121141       411,327.0474
-----------------------------------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                   14.553336         15.261210       123,024.6805

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                           1.15% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                                           UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                            BEGINNING OF         END OF        OUTSTANDING AT
                                                                               PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.576099         12.600455        46,019.9482
-----------------------------------------------------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.025104          1.028607         5,120.6640
-----------------------------------------------------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     13.415039         13.893905       119,558.8222
-----------------------------------------------------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     13.403194         14.077654        66,326.0971
-----------------------------------------------------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     13.192991         13.531150        42,846.9017
-----------------------------------------------------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     10.636323         10.976834        57,060.3737
-----------------------------------------------------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     11.849923         12.036352       114,757.3909
-----------------------------------------------------------------------      ---------         ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.090702          1.153930       246,916.1559
-----------------------------------------------------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.227907          1.238294        89,222.3139
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     16.555759         17.582666         3,068.1556
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.669410         13.080921       153,789.9976
-----------------------------------------------------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.217393          1.232206       799,325.9941
-----------------------------------------------------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.036867          1.064855        19,298.0070
-----------------------------------------------------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     11.232697         10.962936         5,016.8190
-----------------------------------------------------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     11.468534         11.674289         2,408.4220
-----------------------------------------------------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.250576          1.269555        21,370.0763
-----------------------------------------------------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     15.227105         15.613411        11,151.8394
-----------------------------------------------------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     15.021813         15.574592         9,058.6098
-----------------------------------------------------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                                     17.709691         17.403595           302.7056
-----------------------------------------------------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     23.436785         23.282485             0.0000
-----------------------------------------------------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                1.15% SEPARATE ACCOUNT PRODUCT CHARGES
-------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                      ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                     UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                      BEGINNING OF         END OF        OUTSTANDING AT
                                                         PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                            14.701665         14.867256            1,370.5653
-------------------------------------------------   ---------         ---------            ----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                            15.140703         15.557750           20,118.4898
-------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                            16.179103         16.818496           22,699.3202
-------------------------------------------------   ---------         ---------           -----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                            16.639118         17.529578           47,799.2592

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.





           INVESTMENT PORTFOLIO                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------- ----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation              Seeks capital appreciation and current         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     income.                                        Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-   Seeks total return.                            Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio -- Class B*                                                         Subadviser: Allianz Global Investors
                                                                                          U.S. LLC
 American Funds(R) Balanced Allocation     Seeks a balance between a high level of        Brighthouse Investment Advisers, LLC
 Portfolio -- Class C                      current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 American Funds(R) Growth Allocation       Seeks growth of capital.                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Moderate Allocation     Seeks a high total return in the form of       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C                      income and growth of capital, with a greater
                                           emphasis on income.
 AQR Global Risk Balanced                  Seeks total return.                            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                                                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies      Seeks capital appreciation and current         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     income.                                        Subadviser: BlackRock Financial
                                                                                          Management, Inc.
 Brighthouse Asset Allocation 100          Seeks growth of capital.                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Balanced Plus                 Seeks a balance between a high level of        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B* (formerly MetLife   current income and growth of capital, with a   Subadviser: Overlay Portion: Pacific
 Balanced Plus Portfolio)                  greater emphasis on growth of capital.         Investment Management Company LLC
 Invesco Balanced-Risk Allocation          Seeks total return.                            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                                                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation         Seeks capital appreciation and current         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     income.                                        Subadviser: J.P. Morgan Investment
                                                                                          Management Inc.
 MetLife Multi-Index Targeted Risk         Seeks a balance between growth of capital      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     and current income, with a greater emphasis    Subadviser: Overlay Portion: MetLife
                                           on growth of capital.                          Investment Advisors, LLC
 PanAgora Global Diversified Risk          Seeks total return.                            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                                                                    Subadviser: PanAgora Asset Management,
                                                                                          Inc.
 Pyramis(R) Government Income              Seeks a high level of current income,          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     consistent with preservation of principal.     Subadviser: FIAM LLC
 Pyramis(R) Managed Risk                   Seeks total return.                            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                                                                    Subadviser: FIAM LLC
 Schroders Global Multi-Asset              Seeks capital appreciation and current         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                     income.                                        Subadvisers: Schroder Investment
                                                                                          Management North America Inc.; Schroder
                                                                                          Investment Management North America
                                                                                          Limited
 SSGA Growth and Income ETF                Seeks growth of capital and income.            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                     Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B (formerly MetLife     growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B (formerly MetLife     and growth of capital, with a greater
 Asset Allocation 40 Portfolio)             emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife     current income and growth of capital, with a
 Asset Allocation 60 Portfolio)             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G* (formerly Barclays   Bloomberg Barclays U.S. Aggregate Bond
 Aggregate Bond Index Portfolio)            Index.



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 SSGA Growth ETF Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G* (formerly Barclays   Subadviser: MetLife Investment Advisors,
 Aggregate Bond Index Portfolio)            LLC

APPENDIX C

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. GWB -  Annual Benefit Payment Continuing When Account Value Reaches Zero
   ------ -----------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:



o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]





B. GWB -  Effect of an Excess Withdrawal
   ------ ------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:



o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.



C. GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals
   -----------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D. GWB -  How the Automatic Annual Step-Up Works
   ------ --------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX D

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

PRINCIPAL PROTECTION DEATH BENEFIT EXAMPLE

The investment results shown in the example below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLE BELOW DOES NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.


The purpose of this example is to show how partial withdrawals reduce the standard death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2017              $100,000
   B    Account Value                                 10/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2019              $  9,000
   G    Percentage Reduction in Account               10/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2019              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                      AND


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


                                    CLASS S
                       (OFFERED ON AND AFTER MAY 2, 2016)

                           CLASS S - L SHARE OPTION
                       (OFFERED ON AND AFTER MAY 2, 2016)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 12, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 12, 2018.


SAI-0218BLNYS3
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    6
  Variable Annuity.........................................    6
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  FINANCIAL STATEMENTS.....................................   12

COMPANY


Brighthouse Life Insurance Company of NY (BLNY or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company; on February 12, 2001 the Company changed its name to First MetLife Investors Insurance Company; and on March 6, 2017, the Company changed its name to Brighthouse Life Insurance Company of NY.

BLNY is a direct, wholly-owned subsidiary of Brighthouse Life Insurance Company
(BLIC). BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a provider of insurance and financial services. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, BLNY, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.BLNY is licensed to do business only in the State of New York.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights as of and for the year ended December 31, 2016 comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account
One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements and related financial statement schedules as of and for the year ended December 31, 2016 of Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and the related schedules and includes an explanatory paragraph regarding the Company being a member of a controlled group of affiliated companies such that its results may not be indicative of those of a stand-alone entity as described in Note 1). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN

Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor for contracts issued from the Separate Account prior to March 6, 2017. MLIDC received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $28,067,892               $0
  2015            $29,097,680               $0
  2014            $30,378,728               $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,332.* The amount of commissions paid to selected selling firms during 2016 ranged from $0 to $4,705,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $1,432 to $14,210,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) and by Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Citizens Securities
Commonwealth Financial Network
Community America Financial Solutions
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Heartland Capital, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial Corp. Affiliates
Merrill Lynch, Inc.
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GWB or GLWB rider charge. For purposes of calculating performance information, the GWB or GLWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:

 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                INTERIM STATEMENTS OF ASSETS AND LIABILITIES
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND               GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,659,159   $        25,873,454   $          5,239,808   $        53,863,899
   Due from Brighthouse Life Insurance
     Company of NY.........................                    --                     4                      1                    17
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,659,159            25,873,458              5,239,809            53,863,916
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                     3                    19                      7                    14
   Due to Brighthouse Life Insurance
     Company of NY.........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                     3                    19                      7                    14
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,659,156   $        25,873,439   $          5,239,802   $        53,863,902
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $          9,659,156   $        25,873,439   $          5,239,802   $        53,831,106
   Net assets from contracts in payout.....                    --                    --                     --                32,796
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $          9,659,156   $        25,873,439   $          5,239,802   $        53,863,902
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                       BHFTI ALLIANZ             BHFTI
                                                                                     GLOBAL INVESTORS       AMERICAN FUNDS
                                            AMERICAN FUNDS        BHFTI AB GLOBAL         DYNAMIC              BALANCED
                                             GROWTH-INCOME      DYNAMIC ALLOCATION   MULTI-ASSET PLUS         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        28,738,171  $       152,946,078  $         4,160,222  $        222,444,541
   Due from Brighthouse Life Insurance
     Company of NY......................                    8                    1                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           28,738,179          152,946,079            4,160,222           222,444,542
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   19                   39                   24                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   19                   39                   24                    21
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        28,738,160  $       152,946,040  $         4,160,198  $        222,444,521
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        28,708,133  $       152,936,495  $         4,160,198  $        222,388,216
   Net assets from contracts in payout..               30,027                9,545                   --                56,305
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        28,738,160  $       152,946,040  $         4,160,198  $        222,444,521
                                          ===================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI               BHFTI AQR
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL RISK
                                            GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION        BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        109,267,290  $        52,403,307  $        110,839,324  $       127,211,544
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           109,267,290           52,403,309           110,839,324          127,211,544
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   15                    15                   41
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    --                   15                    15                   41
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        109,267,290  $        52,403,294  $        110,839,309  $       127,211,503
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        109,267,290  $        52,403,294  $        110,839,309  $       127,204,106
   Net assets from contracts in payout..                    --                   --                    --                7,397
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        109,267,290  $        52,403,294  $        110,839,309  $       127,211,503
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                 BHFTI
                                            BLACKROCK GLOBAL          BLACKROCK
                                           TACTICAL STRATEGIES       HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        275,478,341  $        19,759,406
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --
                                          --------------------  -------------------
       Total Assets.....................           275,478,343           19,759,406
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    28                   21
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    28                   22
                                          --------------------  -------------------

NET ASSETS..............................  $        275,478,315  $        19,759,384
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        275,478,315  $        19,757,644
   Net assets from contracts in payout..                    --                1,740
                                          --------------------  -------------------
       Total Net Assets.................  $        275,478,315  $        19,759,384
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE              BHFTI                 BHFTI           BRIGHTHOUSE/
                                                  ASSET              BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                             ALLOCATION 100         BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        109,904,695  $        462,192,077  $        33,551,121  $        31,918,913
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     3                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           109,904,695           462,192,080           33,551,121           31,918,914
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    16                    25                   10                   23
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    16                    25                   11                   23
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        109,904,679  $        462,192,055  $        33,551,110  $        31,918,891
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        109,724,598  $        462,033,413  $        33,551,110  $        31,917,761
   Net assets from contracts in payout..               180,081               158,642                   --                1,130
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        109,904,679  $        462,192,055  $        33,551,110  $        31,918,891
                                          ====================  ====================  ===================  ===================

                                                                       BHFTI                BHFTI                 BHFTI
                                                  BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                               EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                              FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,371,655  $        16,802,606  $         2,911,967  $          1,783,176
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             6,371,655           16,802,606            2,911,967             1,783,176
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                   17                   18                    19
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     4                   17                   18                    20
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,371,651  $        16,802,589  $         2,911,949  $          1,783,156
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,371,651  $        16,802,589  $         2,911,949  $          1,783,156
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          6,371,651  $        16,802,589  $         2,911,949  $          1,783,156
                                          ====================  ===================  ===================  ====================


                                                                        BHFTI
                                              BHFTI CLARION          CLEARBRIDGE
                                                 GLOBAL              AGGRESSIVE
                                               REAL ESTATE             GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         22,078,564  $         49,310,405
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     4
                                          --------------------  --------------------
        Total Assets....................            22,078,564            49,310,409
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    23                    55
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    23                    55
                                          --------------------  --------------------

NET ASSETS..............................  $         22,078,541  $         49,310,354
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         22,064,414  $         49,299,233
   Net assets from contracts in payout..                14,127                11,121
                                          --------------------  --------------------
        Total Net Assets................  $         22,078,541  $         49,310,354
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                 BHFTI                 BHFTI            BHFTI INVESCO
                                             GOLDMAN SACHS        HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO
                                             MID CAP VALUE         INTERNATIONAL         ALLOCATION            COMSTOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        23,161,904  $        59,594,306  $         44,747,901  $        38,733,398
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    1                     1                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           23,161,904           59,594,307            44,747,902           38,733,400
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   10                   59                    26                   16
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   59                    26                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        23,161,894  $        59,594,248  $         44,747,876  $        38,733,384
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,153,623  $        59,536,397  $         44,747,876  $        38,714,996
   Net assets from contracts in payout..                8,271               57,851                    --               18,388
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        23,161,894  $        59,594,248  $         44,747,876  $        38,733,384
                                          ===================  ===================  ====================  ===================

                                                                                                                  BHFTI
                                                                   BHFTI INVESCO            BHFTI               JPMORGAN
                                              BHFTI INVESCO          SMALL CAP            JPMORGAN            GLOBAL ACTIVE
                                              MID CAP VALUE           GROWTH              CORE BOND            ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         19,179,062  $        27,468,108  $        30,732,050  $        64,128,847
   Due from Brighthouse Life Insurance
     Company of NY......................                     3                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            19,179,065           27,468,108           30,732,050           64,128,847
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    35                   46                    5                   48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    35                   47                    5                   48
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         19,179,030  $        27,468,061  $        30,732,045  $        64,128,799
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,179,030  $        27,402,877  $        30,732,045  $        64,128,799
   Net assets from contracts in payout..                    --               65,184                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         19,179,030  $        27,468,061  $        30,732,045  $        64,128,799
                                          ====================  ===================  ===================  ===================

                                                  BHFTI
                                                JPMORGAN               BHFTI
                                                SMALL CAP          LOOMIS SAYLES
                                                  VALUE           GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,283,060  $        19,634,820
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    2
                                          --------------------  -------------------
       Total Assets.....................             4,283,060           19,634,822
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    49                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --
                                          --------------------  -------------------
       Total Liabilities................                    50                   18
                                          --------------------  -------------------

NET ASSETS..............................  $          4,283,010  $        19,634,804
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,280,578  $        19,634,804
   Net assets from contracts in payout..                 2,432                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          4,283,010  $        19,634,804
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                 BHFTI
                                                METLIFE              BHFTI MFS              BHFTI               BHFTI
                                              MULTI-INDEX            RESEARCH          MORGAN STANLEY        OPPENHEIMER
                                             TARGETED RISK         INTERNATIONAL       MID CAP GROWTH       GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        48,678,076  $        32,343,291  $        11,327,795  $         4,348,765
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --                    1                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           48,678,077           32,343,291           11,327,796            4,348,766
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   27                   34                   40                   34
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   27                   34                   40                   34
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        48,678,050  $        32,343,257  $        11,327,756  $         4,348,732
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        48,678,050  $        32,343,257  $        11,311,483  $         4,348,732
   Net assets from contracts in payout..                   --                   --               16,273                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        48,678,050  $        32,343,257  $        11,327,756  $         4,348,732
                                          ===================  ===================  ===================  ===================

                                                  BHFTI                                                           BHFTI
                                                PANAGORA               BHFTI                BHFTI                PYRAMIS
                                                 GLOBAL           PIMCO INFLATION           PIMCO              GOVERNMENT
                                            DIVERSIFIED RISK      PROTECTED BOND        TOTAL RETURN             INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,222,465  $        63,264,807  $       137,992,265  $        45,820,757
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                    1                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             4,222,466           63,264,808          137,992,265           45,820,758
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    36                   18                   21                   40
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    36                   18                   21                   40
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          4,222,430  $        63,264,790  $       137,992,244  $        45,820,718
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,222,430  $        63,245,934  $       137,966,680  $        45,820,718
   Net assets from contracts in payout..                    --               18,856               25,564                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $          4,222,430  $        63,264,790  $       137,992,244  $        45,820,718
                                          ====================  ===================  ===================  ===================

                                                                       BHFTI
                                                  BHFTI              SCHRODERS
                                                 PYRAMIS              GLOBAL
                                              MANAGED RISK          MULTI-ASSET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        23,361,901  $         26,475,314
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................           23,361,902            26,475,314
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   41                    59
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   41                    59
                                          -------------------  --------------------

NET ASSETS..............................  $        23,361,861  $         26,475,255
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,361,861  $         26,475,255
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $        23,361,861  $         26,475,255
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                              BHFTI SSGA                               BHFTI T. ROWE         BHFTI T. ROWE
                                              GROWTH AND            BHFTI SSGA          PRICE LARGE            PRICE MID
                                              INCOME ETF            GROWTH ETF           CAP VALUE            CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        91,609,842  $        51,015,367  $        56,887,721  $        45,626,379
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                    1                   11                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           91,609,843           51,015,368           56,887,732           45,626,380
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   19                   15                   46                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   19                   15                   46                   18
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        91,609,824  $        51,015,353  $        56,887,686  $        45,626,362
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        91,380,078  $        51,015,353  $        56,871,599  $        45,582,576
   Net assets from contracts in payout..              229,746                   --               16,087               43,786
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        91,609,824  $        51,015,353  $        56,887,686  $        45,626,362
                                          ===================  ===================  ===================  ===================

                                             BHFTII BAILLIE                                 BHFTII                BHFTII
                                                 GIFFORD              BHFTII               BLACKROCK             BLACKROCK
                                              INTERNATIONAL          BLACKROCK              CAPITAL             ULTRA-SHORT
                                                  STOCK             BOND INCOME          APPRECIATION            TERM BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         15,293,046  $         8,601,099  $          1,530,208  $        51,610,295
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   15                     2                   37
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            15,293,047            8,601,114             1,530,210           51,610,332
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    14                   27                    59                   36
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    14                   27                    59                   36
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         15,293,033  $         8,601,087  $          1,530,151  $        51,610,296
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,293,033  $         8,601,087  $          1,530,151  $        51,607,992
   Net assets from contracts in payout..                    --                   --                    --                2,304
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         15,293,033  $         8,601,087  $          1,530,151  $        51,610,296
                                          ====================  ===================  ====================  ===================

                                                 BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE
                                                  ASSET                 ASSET
                                              ALLOCATION 20         ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,049,643  $       364,121,405
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                    2
                                          --------------------  -------------------
       Total Assets.....................             8,049,644          364,121,407
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    16                   23
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    16                   23
                                          --------------------  -------------------

NET ASSETS..............................  $          8,049,628  $       364,121,384
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,049,628  $       364,063,599
   Net assets from contracts in payout..                    --               57,785
                                          --------------------  -------------------
       Total Net Assets.................  $          8,049,628  $       364,121,384
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                                                 BHFTII
                                                 BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                  ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                              ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        530,190,875  $       432,028,428  $        14,186,897  $          5,331,030
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                    2                   31                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           530,190,877          432,028,430           14,186,928             5,331,031
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                   17                   22                    26
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    18                   17                   22                    26
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        530,190,859  $       432,028,413  $        14,186,906  $          5,331,005
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        530,190,859  $       431,922,494  $        14,186,906  $          5,331,005
   Net assets from contracts in payout..                    --              105,919                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        530,190,859  $       432,028,413  $        14,186,906  $          5,331,005
                                          ====================  ===================  ===================  ====================

                                                BHFTII
                                             BRIGHTHOUSE/
                                              WELLINGTON             BHFTII                                      BHFTII
                                              CORE EQUITY           FRONTIER               BHFTII             LOOMIS SAYLES
                                             OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        82,276,561  $         8,611,817  $         49,475,586  $            850,216
   Due from Brighthouse Life Insurance
     Company of NY......................                   14                    4                     1                    11
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           82,276,575            8,611,821            49,475,587               850,227
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   99                   17                    35                     3
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   99                   17                    35                     3
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        82,276,476  $         8,611,804  $         49,475,552  $            850,224
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,262,360  $         8,611,804  $         49,459,191  $            831,409
   Net assets from contracts in payout..               14,116                   --                16,361                18,815
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        82,276,476  $         8,611,804  $         49,475,552  $            850,224
                                          ===================  ===================  ====================  ====================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES           METLIFE
                                                SMALL CAP            AGGREGATE
                                                 GROWTH             BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           554,006  $        17,751,344
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................              554,006           17,751,344
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  -------------------
        Total Liabilities...............                   17                   30
                                          -------------------  -------------------

NET ASSETS..............................  $           553,989  $        17,751,314
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           553,989  $        17,751,314
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $           553,989  $        17,751,314
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                              BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                            MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,421,163  $         7,372,277  $        11,330,885  $        52,651,784
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    1                    1                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            8,421,163            7,372,278           11,330,886           52,651,793
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   10                   13                   11                    9
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   10                   13                   11                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         8,421,153  $         7,372,265  $        11,330,875  $        52,651,784
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,421,153  $         7,372,265  $        11,330,875  $        52,651,784
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         8,421,153  $         7,372,265  $        11,330,875  $        52,651,784
                                            ===================  ===================  ===================  ===================

                                                                                                                  BHFTII
                                                   BHFTII               BHFTII          BHFTII NEUBERGER       T. ROWE PRICE
                                              MFS TOTAL RETURN         MFS VALUE         BERMAN GENESIS      LARGE CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         7,586,226  $        24,735,865  $        12,431,011  $        25,797,103
   Due from Brighthouse Life Insurance
     Company of NY........................                   26                    2                    1                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            7,586,252           24,735,867           12,431,012           25,797,106
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   30                   42                   41                   11
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   30                   42                   41                   11
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         7,586,222  $        24,735,825  $        12,430,971  $        25,797,095
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,586,222  $        24,695,228  $        12,387,645  $        25,797,095
   Net assets from contracts in payout....                   --               40,597               43,326                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         7,586,222  $        24,735,825  $        12,430,971  $        25,797,095
                                            ===================  ===================  ===================  ===================

                                                  BHFTII            BHFTII VANECK
                                               T. ROWE PRICE       GLOBAL NATURAL
                                             SMALL CAP GROWTH         RESOURCES
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           489,742  $         4,839,455
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................              489,742            4,839,455
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    6                   25
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    6                   25
                                            -------------------  -------------------

NET ASSETS................................  $           489,736  $         4,839,430
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           489,736  $         4,839,430
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $           489,736  $         4,839,430
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                             BHFTII WESTERN
                                            ASSET MANAGEMENT      BHFTII WESTERN
                                             STRATEGIC BOND      ASSET MANAGEMENT        FIDELITY VIP         FIDELITY VIP
                                              OPPORTUNITIES       U.S. GOVERNMENT         CONTRAFUND          EQUITY-INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         73,022,037  $        26,048,836  $        20,497,961  $             62,446
   Due from Brighthouse Life Insurance
     Company of NY......................                     4                    1                    5                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            73,022,041           26,048,837           20,497,966                62,446
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                   37                   32                     7
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    84                   37                   32                     8
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         73,021,957  $        26,048,800  $        20,497,934  $             62,438
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         73,008,084  $        26,024,030  $        20,497,934  $             62,438
   Net assets from contracts in payout..                13,873               24,770                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         73,021,957  $        26,048,800  $        20,497,934  $             62,438
                                          ====================  ===================  ===================  ====================



                                              FIDELITY VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 MID CAP            INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         16,849,183  $        21,567,930  $         3,901,319  $          3,977,047
   Due from Brighthouse Life Insurance
     Company of NY......................                     4                    2                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            16,849,187           21,567,932            3,901,320             3,977,047
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                   10                   15                    16
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                     5                   10                   15                    16
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         16,849,182  $        21,567,922  $         3,901,305  $          3,977,031
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,849,182  $        21,567,922  $         3,901,305  $          3,977,031
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         16,849,182  $        21,567,922  $         3,901,305  $          3,977,031
                                          ====================  ===================  ===================  ====================



                                            FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                               FOREIGN VIP        GLOBAL BOND VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,077,586  $         11,096,923
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           12,077,586            11,096,923
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   21                     7
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   21                     7
                                          -------------------  --------------------

NET ASSETS..............................  $        12,077,565  $         11,096,916
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,061,088  $         11,096,916
   Net assets from contracts in payout..               16,477                    --
                                          -------------------  --------------------
       Total Net Assets.................  $        12,077,565  $         11,096,916
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                             LMPVET                LMPVET
                                              INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         18,467,432  $        10,823,834   $         18,162,584   $        25,227,191
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                    2                      4                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            18,467,433           10,823,836             18,162,588            25,227,191
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                   21                     42                    20
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                     --                    15
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     9                   21                     42                    35
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         18,467,424  $        10,823,815   $         18,162,546   $        25,227,156
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         18,467,424  $        10,823,815   $         18,135,209   $        25,227,156
   Net assets from contracts in payout..                    --                   --                 27,337                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $         18,467,424  $        10,823,815   $         18,162,546   $        25,227,156
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............   $        14,599,453  $            302,410   $           432,958  $          4,876,651
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            14,599,455               302,410               432,958             4,876,652
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    27                    18                     8                    15
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    27                    19                     8                    15
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        14,599,428  $            302,391   $           432,950  $          4,876,637
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        14,599,428  $            294,802   $           432,950  $          4,876,637
   Net assets from contracts in payout..                    --                 7,589                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $        14,599,428  $            302,391   $           432,950  $          4,876,637
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE             LMPVET
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         2,300,479   $          1,347,031
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................            2,300,479              1,347,031
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                      5
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
       Total Liabilities................                    9                      5
                                          --------------------  --------------------

NET ASSETS..............................  $         2,300,470   $          1,347,026
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,300,470   $          1,347,026
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $         2,300,470   $          1,347,026
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                  LMPVIT WESTERN
                                                LMPVET            ASSET VARIABLE         OPPENHEIMER
                                              QS VARIABLE           GLOBAL HIGH        VA MAIN STREET          PIMCO VIT
                                            MODERATE GROWTH         YIELD BOND            SMALL CAP           HIGH YIELD
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            55,507  $         8,702,791  $          4,448,504  $           124,854
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................               55,507            8,702,791             4,448,505              124,854
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   13                   23                     9                    9
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    1                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   14                   24                     9                   10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            55,493  $         8,702,767  $          4,448,496  $           124,844
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            55,493  $         8,702,767  $          4,448,496  $           124,844
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            55,493  $         8,702,767  $          4,448,496  $           124,844
                                          ===================  ===================  ====================  ===================



                                               PIMCO VIT           PIONEER VCT          PIONEER VCT            PUTNAM VT
                                             LOW DURATION         MID CAP VALUE     REAL ESTATE SHARES       EQUITY INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            59,952  $         2,443,750  $            12,082  $            82,880
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               59,952            2,443,751               12,082               82,880
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   14                   17                    5                    9
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   15                   17                    6                    9
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            59,937  $         2,443,734  $            12,076  $            82,871
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            59,937  $         2,443,734  $            12,076  $            82,871
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            59,937  $         2,443,734  $            12,076  $            82,871
                                          ===================  ===================  ===================  ===================



                                                PUTNAM VT       RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH     ESTATE SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $            246,334  $             8,311
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................               246,334                8,311
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     4                    2
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                     4                    2
                                          --------------------  -------------------

NET ASSETS..............................  $            246,330  $             8,309
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            246,330  $             8,309
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $            246,330  $             8,309
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             13,756  $             24,319  $              4,660  $             50,656
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                13,756                24,319                 4,660                50,656
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                     7                     6                     5
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                     7                     8                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             13,752  $             24,312  $              4,652  $             50,650
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             13,752  $             24,312  $              4,652  $             50,650
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             13,752  $             24,312  $              4,652  $             50,650
                                          ====================  ====================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          ---------------------
ASSETS:
   Investments at fair value............  $              14,443
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                 14,443
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                     13
   Due to Brighthouse Life Insurance
     Company of NY......................                      2
                                          ---------------------
        Total Liabilities...............                     15
                                          ---------------------

NET ASSETS..............................  $              14,428
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              14,428
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $              14,428
                                          =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                      INTERIM STATEMENTS OF OPERATIONS
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                                                          AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH        CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,773  $            20,580  $            19,397  $            64,920
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               77,945              231,467               35,318              493,432
      Administrative charges...............               17,878               45,981                9,255               99,418
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               95,823              277,448               44,573              592,850
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (45,050)            (256,868)             (25,176)            (527,930)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              140,066              748,932                   --            5,118,207
      Realized gains (losses) on sale of
        investments........................                2,935              337,697               35,135            1,159,559
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              143,001            1,086,629               35,135            6,277,766
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              132,154            4,440,433              832,782            3,685,817
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              275,155            5,527,062              867,917            9,963,583
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           230,105  $         5,270,194  $           842,741  $         9,435,653
                                             ===================  ===================  ===================  ===================

                                                                                           BHFTI ALLIANZ            BHFTI
                                                                                         GLOBAL INVESTORS      AMERICAN FUNDS
                                               AMERICAN FUNDS       BHFTI AB GLOBAL           DYNAMIC             BALANCED
                                                GROWTH-INCOME     DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            67,779  $         2,238,546  $            56,549  $         3,278,207
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              279,336            1,376,155               30,327            2,137,102
      Administrative charges...............               52,606              283,404                6,691              407,593
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              331,942            1,659,559               37,018            2,544,695
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (264,163)              578,987               19,531              733,512
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,819,573                   --                   --           11,011,412
      Realized gains (losses) on sale of
        investments........................              353,539            1,498,354                7,971            1,518,760
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,173,112            1,498,354                7,971           12,530,172
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,876,899           11,332,929              328,966            9,861,804
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,050,011           12,831,283              336,937           22,391,976
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,785,848  $        13,410,270  $           356,468  $        23,125,488
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,327,368  $           203,740
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,079,331              511,213
      Administrative charges...............               198,021               94,434
                                             --------------------  -------------------
        Total expenses.....................             1,277,352              605,647
                                             --------------------  -------------------
          Net investment income (loss).....                50,016            (401,907)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,796,124            5,360,623
      Realized gains (losses) on sale of
        investments........................             1,047,486              587,379
                                             --------------------  -------------------
          Net realized gains (losses)......             7,843,610            5,948,002
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,016,014            3,243,864
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            13,859,624            9,191,866
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         13,909,640  $         8,789,959
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                     BHFTI              BHFTI AQR               BHFTI                 BHFTI
                                                AMERICAN FUNDS         GLOBAL RISK        BLACKROCK GLOBAL          BLACKROCK
                                              MODERATE ALLOCATION       BALANCED         TACTICAL STRATEGIES       HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,962,240  $         2,191,212  $         1,844,278   $          1,049,797
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,108,411            1,164,154            2,487,951                200,115
      Administrative charges...............               207,539              240,414              511,107                 36,812
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             1,315,950            1,404,568            2,999,058                236,927
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               646,290              786,644          (1,154,780)                812,870
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,808,566            6,138,115            3,319,701                     --
      Realized gains (losses) on sale of
        investments........................               619,834          (1,453,667)              553,444               (51,461)
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             5,428,400            4,684,448            3,873,145               (51,461)
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             3,072,152            (303,467)           19,980,936                325,212
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             8,500,552            4,380,981           23,854,081                273,751
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,146,842  $         5,167,625  $        22,699,301   $          1,086,621
                                             ====================  ===================  ====================  ====================


                                                     BHFTI                                                           BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,349,241  $         6,953,845  $           305,820  $            347,356
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,136,742            3,928,410              352,391               317,129
      Administrative charges...............               201,740              824,629               62,754                59,043
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,338,482            4,753,039              415,145               376,172
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                10,759            2,200,806            (109,325)              (28,816)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,999,454           22,122,398            1,212,373                    --
      Realized gains (losses) on sale of
        investments........................             1,143,319            1,386,001              270,664               177,520
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             7,142,773           23,508,399            1,483,037               177,520
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             8,046,757           24,138,891              194,596             5,745,063
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            15,189,530           47,647,290            1,677,633             5,922,583
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         15,200,289  $        49,848,096  $         1,568,308  $          5,893,767
                                             ====================  ===================  ===================  ====================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,247  $           230,521
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               64,435              165,196
      Administrative charges...............               11,856               30,642
                                             -------------------  -------------------
        Total expenses.....................               76,291              195,838
                                             -------------------  -------------------
           Net investment income (loss)....              155,956               34,683
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (4,120)            (108,863)
                                             -------------------  -------------------
           Net realized gains (losses).....              (4,120)            (108,863)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (60,538)               91,985
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (64,658)             (16,878)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            91,298  $            17,805
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/                                   BHFTI
                                                   TEMPLETON            WELLINGTON          BHFTI CLARION          CLEARBRIDGE
                                                 INTERNATIONAL           LARGE CAP             GLOBAL              AGGRESSIVE
                                                     BOND                RESEARCH            REAL ESTATE             GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $            16,179  $            773,379  $           361,639
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                28,626               18,410               225,442              522,517
      Administrative charges...............                 5,699                3,165                41,727               92,312
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                34,325               21,575               267,169              614,829
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (34,325)              (5,396)               506,210            (253,190)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,213               63,262                    --                   --
      Realized gains (losses) on sale of
        investments........................              (55,220)               27,018                59,442            2,386,110
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              (54,007)               90,280                59,442            2,386,110
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               117,157              136,198               401,855            4,255,711
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                63,150              226,478               461,297            6,641,821
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,825  $           221,082  $            967,507  $         6,388,631
                                             ====================  ===================  ====================  ===================



                                                     BHFTI               BHFTI             BHFTI INVESCO
                                                 GOLDMAN SACHS      HARRIS OAKMARK         BALANCED-RISK       BHFTI INVESCO
                                                 MID CAP VALUE       INTERNATIONAL          ALLOCATION           COMSTOCK
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           249,739  $           947,204  $         1,664,079  $           866,995
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              241,319              597,072              394,848              351,691
      Administrative charges...............               43,782              107,106               81,812               71,428
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              285,101              704,178              476,660              423,119
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             (35,362)              243,026            1,187,419              443,876
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,306,728            1,140,915
      Realized gains (losses) on sale of
        investments........................            (263,828)              376,476             (68,641)              768,694
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            (263,828)              376,476            2,238,087            1,909,609
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,448,603           12,753,072          (1,868,196)              766,168
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,184,775           13,129,548              369,891            2,675,777
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,149,413  $        13,372,574  $         1,557,310  $         3,119,653
                                             ===================  ===================  ===================  ===================



                                                                     BHFTI INVESCO
                                                 BHFTI INVESCO         SMALL CAP
                                                 MID CAP VALUE          GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           178,357  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              186,613              273,860
      Administrative charges...............               35,700               49,370
                                             -------------------  -------------------
        Total expenses.....................              222,313              323,230
                                             -------------------  -------------------
           Net investment income (loss)....             (43,956)            (323,230)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            2,866,894
      Realized gains (losses) on sale of
        investments........................              249,855             (97,914)
                                             -------------------  -------------------
           Net realized gains (losses).....              249,855            2,768,980
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              374,533            1,504,390
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              624,388            4,273,370
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           580,432  $         3,950,140
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                          BHFTI                BHFTI
                                                    BHFTI               JPMORGAN             JPMORGAN               BHFTI
                                                  JPMORGAN            GLOBAL ACTIVE          SMALL CAP          LOOMIS SAYLES
                                                  CORE BOND            ALLOCATION              VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           758,465  $         1,576,953  $             55,610  $           265,450
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              312,575              534,833                45,157              198,409
      Administrative charges...............               56,983              116,744                 7,775               35,664
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              369,558              651,577                52,932              234,073
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              388,907              925,376                 2,678               31,377
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --               202,968               83,097
      Realized gains (losses) on sale of
        investments........................             (31,503)              325,481                64,872              395,596
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......             (31,503)              325,481               267,840              478,693
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              176,532            5,262,627             (255,407)            2,281,041
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              145,029            5,588,108                12,433            2,759,734
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           533,936  $         6,513,484  $             15,111  $         2,791,111
                                             ===================  ===================  ====================  ===================

                                                    BHFTI
                                                   METLIFE             BHFTI MFS              BHFTI                 BHFTI
                                                 MULTI-INDEX           RESEARCH          MORGAN STANLEY          OPPENHEIMER
                                                TARGETED RISK        INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           692,899  $           557,115  $            16,798  $            38,817
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              405,746              328,328               97,215               35,663
      Administrative charges...............               85,244               59,288               20,322                7,951
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              490,990              387,616              117,537               43,614
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              201,909              169,499            (100,739)              (4,797)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,261,805                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................              117,453              117,216              355,934              139,857
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,379,258              117,216              355,934              139,857
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,854,220            5,577,098            2,524,929              851,067
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,233,478            5,694,314            2,880,863              990,924
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,435,387  $         5,863,813  $         2,780,124  $           986,127
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  PANAGORA               BHFTI
                                                   GLOBAL           PIMCO INFLATION
                                              DIVERSIFIED RISK      PROTECTED BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           987,520
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,484              648,996
      Administrative charges...............                7,747              118,954
                                             -------------------  -------------------
        Total expenses.....................               45,231              767,950
                                             -------------------  -------------------
          Net investment income (loss).....             (45,231)              219,570
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                7,343            (275,937)
                                             -------------------  -------------------
          Net realized gains (losses)......                7,343            (275,937)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              295,689              743,426
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              303,032              467,489
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           257,801  $           687,059
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                         BHFTI                                     BHFTI
                                                    BHFTI               PYRAMIS               BHFTI              SCHRODERS
                                                    PIMCO             GOVERNMENT             PYRAMIS              GLOBAL
                                                TOTAL RETURN            INCOME            MANAGED RISK          MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,408,527  $         1,006,873  $           189,386  $           205,064
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,380,837              402,912              168,837              224,448
      Administrative charges...............              257,120               86,257               35,671               47,714
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,637,957              489,169              204,508              272,162
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              770,570              517,704             (15,122)             (67,098)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,324                   --                1,527              491,736
      Realized gains (losses) on sale of
        investments........................            (241,556)             (62,331)              119,262              119,099
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              444,768             (62,331)              120,789              610,835
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,324,230              150,627            1,880,094            1,696,761
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,768,998               88,296            2,000,883            2,307,596
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,539,568  $           606,000  $         1,985,761  $         2,240,498
                                             ===================  ===================  ===================  ===================


                                                  BHFTI SSGA                               BHFTI T. ROWE        BHFTI T. ROWE
                                                  GROWTH AND           BHFTI SSGA           PRICE LARGE           PRICE MID
                                                  INCOME ETF           GROWTH ETF            CAP VALUE           CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,236,363  $         1,042,844  $         1,142,543  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              880,481              463,840              575,330              463,775
      Administrative charges...............              170,031               92,452              104,941               83,723
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,050,512              556,292              680,271              547,498
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,185,851              486,552              462,272            (547,498)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              280,519              525,560            4,782,383            3,965,858
      Realized gains (losses) on sale of
        investments........................              335,503              129,973            1,137,635              580,036
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              616,022              655,533            5,920,018            4,545,894
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,008,444            4,746,958          (1,312,660)            3,425,100
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,624,466            5,402,491            4,607,358            7,970,994
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,810,317  $         5,889,043  $         5,069,630  $         7,423,496
                                             ===================  ===================  ===================  ===================

                                                BHFTII BAILLIE
                                                    GIFFORD              BHFTII
                                                 INTERNATIONAL          BLACKROCK
                                                     STOCK             BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           151,680  $           252,437
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              152,528               78,568
      Administrative charges...............               28,114               15,856
                                             -------------------  -------------------
        Total expenses.....................              180,642               94,424
                                             -------------------  -------------------
          Net investment income (loss).....             (28,962)              158,013
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              473,613              (4,341)
                                             -------------------  -------------------
          Net realized gains (losses)......              473,613              (4,341)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,062,167               66,514
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,535,780               62,173
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,506,818  $           220,186
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                    BLACKROCK             BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE
                                                     CAPITAL             ULTRA-SHORT              ASSET                 ASSET
                                                  APPRECIATION            TERM BOND           ALLOCATION 20         ALLOCATION 40
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              1,582  $             41,622  $            168,893  $          7,319,260
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                16,321               504,477                83,591             3,720,262
      Administrative charges................                 2,726                91,574                15,481               694,476
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                19,047               596,051                99,072             4,414,738
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (17,465)             (554,429)                69,821             2,904,522
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                35,634                   925               130,948            11,465,793
      Realized gains (losses) on sale of
        investments.........................                40,628                34,665              (21,849)           (1,902,193)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                76,262                35,590               109,099             9,563,600
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               243,443               156,906               183,877            12,477,404
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               319,705               192,496               292,976            22,041,004
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            302,240  $          (361,933)  $            362,797  $         24,945,526
                                              ====================  ====================  ====================  ====================

                                                                                                                    BHFTII
                                                    BHFTII               BHFTII               BHFTII             BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE         BRIGHTHOUSE/           DIMENSIONAL
                                                     ASSET                ASSET               ARTISAN            INTERNATIONAL
                                                 ALLOCATION 60        ALLOCATION 80        MID CAP VALUE         SMALL COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         9,141,074  $         6,609,309  $            70,736  $           113,101
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            5,183,916            4,402,425              151,332               53,814
      Administrative charges................              995,843              790,965               26,852               10,173
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................            6,179,759            5,193,390              178,184               63,987
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....            2,961,315            1,415,919            (107,448)               49,114
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           20,990,615           23,407,970                   --              260,522
      Realized gains (losses) on sale of
        investments.........................          (2,052,917)          (1,168,946)              148,638             (10,296)
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......           18,937,698           22,239,024              148,638              250,226
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           27,551,306           26,545,060              817,193              834,358
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           46,489,004           48,784,084              965,831            1,084,584
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        49,450,319  $        50,200,003  $           858,383  $         1,133,698
                                              ===================  ===================  ===================  ===================

                                                     BHFTII
                                                  BRIGHTHOUSE/
                                                   WELLINGTON              BHFTII
                                                   CORE EQUITY            FRONTIER
                                                  OPPORTUNITIES        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,189,485  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               821,785                88,401
      Administrative charges................               153,669                15,915
                                              --------------------  --------------------
        Total expenses......................               975,454               104,316
                                              --------------------  --------------------
           Net investment income (loss).....               214,031             (104,316)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             3,066,284               220,373
      Realized gains (losses) on sale of
        investments.........................               174,715                61,565
                                              --------------------  --------------------
           Net realized gains (losses)......             3,240,999               281,938
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             5,349,620             1,239,534
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             8,590,619             1,521,472
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          8,804,650  $          1,417,156
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                              BHFTII                BHFTII
                                                                         BHFTII            LOOMIS SAYLES            METLIFE
                                                    BHFTII            LOOMIS SAYLES          SMALL CAP             AGGREGATE
                                                JENNISON GROWTH      SMALL CAP CORE           GROWTH              BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            41,164  $                576  $                --  $           472,363
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              498,872                 9,423                3,600              166,129
      Administrative charges...............               90,503                 1,515                  949               32,457
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              589,375                10,938                4,549              198,586
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (548,211)              (10,362)              (4,549)              273,777
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,488,870                56,075               25,404                   --
      Realized gains (losses) on sale of
        investments........................            1,354,246                 5,757                6,560             (17,464)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            4,843,116                61,832               31,964             (17,464)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,335,119                24,052               67,103               16,792
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,178,235                85,884               99,067                (672)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,630,024  $             75,522  $            94,518  $           273,105
                                             ===================  ====================  ===================  ===================




                                               BHFTII METLIFE        BHFTII METLIFE      BHFTII METLIFE        BHFTII METLIFE
                                             MID CAP STOCK INDEX     MSCI EAFE INDEX   RUSSELL 2000 INDEX        STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            94,201  $           167,321  $           107,552  $           840,518
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               79,225               65,808              106,446              550,625
      Administrative charges...............               14,773               12,450               19,909               99,812
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               93,998               78,258              126,355              650,437
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                  203               89,063             (18,803)              190,081
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              516,042                   --              442,273            1,533,183
      Realized gains (losses) on sale of
        investments........................              161,633               61,255              156,617            2,036,423
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              677,675               61,255              598,890            3,569,606
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (90,644)              972,199              399,014            2,487,525
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              587,031            1,033,454              997,904            6,057,131
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           587,234  $         1,122,517  $           979,101  $         6,247,212
                                             ===================  ===================  ===================  ===================




                                                    BHFTII               BHFTII
                                               MFS TOTAL RETURN         MFS VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           176,744  $            458,447
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               70,200               230,900
      Administrative charges...............               13,953                45,985
                                             -------------------  --------------------
        Total expenses.....................               84,153               276,885
                                             -------------------  --------------------
          Net investment income (loss).....               92,591               181,562
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              395,937             1,488,968
      Realized gains (losses) on sale of
        investments........................              127,950               149,987
                                             -------------------  --------------------
          Net realized gains (losses)......              523,887             1,638,955
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (95,118)               683,526
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              428,769             2,322,481
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           521,360  $          2,504,043
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                                         BHFTII                BHFTII           BHFTII VANECK
                                              BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE      GLOBAL NATURAL
                                               BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            21,569  $             21,756  $               368  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              127,403               253,037                5,507               44,801
      Administrative charges...............               22,626                46,038                  931                8,316
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              150,029               299,075                6,438               53,117
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (128,460)             (277,319)              (6,070)             (53,117)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,006,099             1,517,900               31,821                   --
      Realized gains (losses) on sale of
        investments........................              403,481               224,259               20,137             (42,270)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,409,580             1,742,159               51,958             (42,270)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (349,712)             3,806,871               19,365            (322,694)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,059,868             5,549,030               71,323            (364,964)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           931,408  $          5,271,711  $            65,253  $         (418,081)
                                             ===================  ====================  ===================  ===================

                                               BHFTII WESTERN
                                              ASSET MANAGEMENT       BHFTII WESTERN
                                               STRATEGIC BOND       ASSET MANAGEMENT        FIDELITY VIP          FIDELITY VIP
                                                OPPORTUNITIES        U.S. GOVERNMENT         CONTRAFUND           EQUITY-INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,794,317  $            646,691  $             37,807  $                60
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              667,509               247,139               190,450                  540
      Administrative charges...............              136,075                49,673                37,228                  114
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              803,584               296,812               227,678                  654
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            1,990,733               349,879             (189,871)                (594)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --               723,786                  907
      Realized gains (losses) on sale of
        investments........................              316,550              (94,941)               331,365                  176
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              316,550              (94,941)             1,055,151                1,083
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,060,957              (86,570)             1,897,159                3,375
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,377,507             (181,511)             2,952,310                4,458
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,368,240  $            168,368  $          2,762,439  $             3,864
                                             ===================  ====================  ====================  ===================



                                                 FIDELITY VIP         FTVIPT FRANKLIN
                                                    MID CAP             INCOME VIP
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             20,161  $           893,603
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               136,691              203,504
      Administrative charges...............                30,623               40,332
                                             --------------------  -------------------
        Total expenses.....................               167,314              243,836
                                             --------------------  -------------------
           Net investment income (loss)....             (147,153)              649,767
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               661,001                   --
      Realized gains (losses) on sale of
        investments........................               167,428               43,715
                                             --------------------  -------------------
           Net realized gains (losses).....               828,429               43,715
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,234,493              690,187
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,062,922              733,902
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,915,769  $         1,383,669
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                              MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            87,173  $             19,897  $            308,988  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               33,785                31,124               134,746               93,270
      Administrative charges...............                7,349                 7,143                22,357               21,028
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               41,134                38,267               157,103              114,298
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               46,039              (18,370)               151,885            (114,298)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              158,087               272,128                    --               36,088
      Realized gains (losses) on sale of
        investments........................               50,226                19,987              (42,614)             (52,755)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              208,313               292,115              (42,614)             (16,667)
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (52,871)             (136,013)             1,272,016              434,227
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              155,442               156,102             1,229,402              417,560
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           201,481  $            137,732  $          1,381,287  $           303,262
                                             ===================  ====================  ====================  ===================

                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            266,159   $           131,605  $              3,896  $              3,242
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               155,697                85,303               164,407               209,049
      Administrative charges...............                34,413                19,681                33,589                46,185
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................               190,110               104,984               197,996               255,234
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                76,049                26,621             (194,100)             (251,992)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               332,429                    --               242,335                71,520
      Realized gains (losses) on sale of
        investments........................               318,560               222,520               311,160               461,412
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               650,989               222,520               553,495               532,932
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               364,060             1,472,840             1,642,502             2,300,890
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,015,049             1,695,360             2,195,997             2,833,822
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,091,098   $         1,721,981  $          2,001,897  $          2,581,830
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            19,417   $                 23
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              129,803                  2,862
      Administrative charges...............               27,873                    493
                                             --------------------  --------------------
        Total expenses.....................              157,676                  3,355
                                             --------------------  --------------------
           Net investment income (loss)....            (138,259)                (3,332)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  2,899
      Realized gains (losses) on sale of
        investments........................              692,344                  3,400
                                             --------------------  --------------------
           Net realized gains (losses).....              692,344                  6,299
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,060,006                 35,820
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,752,350                 42,119
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,614,091   $             38,787
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                    LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET
                                                LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               239   $                --   $             5,441   $             1,788
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,904                40,134                19,890                13,015
      Administrative charges...............                  818                 8,710                 4,314                 2,673
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................                5,722                48,844                24,204                15,688
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....              (5,483)              (48,844)              (18,763)              (13,900)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  886                    --                    --                34,144
      Realized gains (losses) on sale of
        investments........................               14,854                90,483                35,094                49,066
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......               15,740                90,483                35,094                83,210
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               25,195               643,859               173,768                90,884
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               40,935               734,342               208,862               174,094
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            35,452   $           685,498   $           190,099   $           160,194
                                             ====================  ====================  ====================  ===================

                                                                    LMPVIT WESTERN
                                                   LMPVET           ASSET VARIABLE         OPPENHEIMER
                                                 QS VARIABLE          GLOBAL HIGH        VA MAIN STREET          PIMCO VIT
                                               MODERATE GROWTH        YIELD BOND            SMALL CAP           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               28  $                --  $            28,028  $             4,438
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 525               77,173               35,816                1,082
      Administrative charges...............                  98               16,100                8,265                  225
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................                 623               93,273               44,081                1,307
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               (595)             (93,273)             (16,053)                3,131
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               1,086                   --              233,746                   --
      Realized gains (losses) on sale of
        investments........................                 230             (32,621)              175,379                  448
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               1,316             (32,621)              409,125                  448
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               4,501              686,376               64,789                2,634
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               5,817              653,755              473,914                3,082
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            5,222  $           560,482  $           457,861  $             6,213
                                             ==================  ===================  ===================  ===================



                                                   PIMCO VIT           PIONEER VCT
                                                 LOW DURATION         MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               634  $            15,057
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  539               21,126
      Administrative charges...............                  112                4,500
                                             -------------------  -------------------
        Total expenses.....................                  651               25,626
                                             -------------------  -------------------
          Net investment income (loss).....                 (17)             (10,569)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              195,272
      Realized gains (losses) on sale of
        investments........................                  (3)               15,790
                                             -------------------  -------------------
          Net realized gains (losses)......                  (3)              211,062
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  236             (68,883)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  233              142,179
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               216  $           131,610
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
              INTERIM STATEMENTS OF OPERATIONS  -- (CONCLUDED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                    PIONEER VCT            PUTNAM VT              PUTNAM VT
                                                REAL ESTATE SHARES       EQUITY INCOME        MULTI-CAP GROWTH
                                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                209  $               1,348  $              2,036
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   125                    680                 2,198
      Administrative charges.................                    22                     93                   263
                                               --------------------  ---------------------  --------------------
         Total expenses......................                   147                    773                 2,461
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                    62                    575                 (425)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                   808                  2,388                16,552
      Realized gains (losses) on sale of
         investments.........................                   107                  1,155                 6,642
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                   915                  3,543                23,194
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 (858)                  3,793                20,928
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    57                  7,336                44,122
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                119  $               7,911  $             43,697
                                               ====================  =====================  ====================


                                                                            RUSSELL
                                                RUSSELL GLOBAL REAL      INTERNATIONAL            RUSSELL
                                                 ESTATE SECURITIES     DEVELOPED MARKETS      STRATEGIC BOND
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 71  $                 93  $                 211
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    75                   118                    224
      Administrative charges.................                     8                    13                     26
                                               --------------------  --------------------  ---------------------
         Total expenses......................                    83                   131                    250
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                  (12)                  (38)                   (39)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                     --
      Realized gains (losses) on sale of
         investments.........................                     4                    23                    (8)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                     4                    23                    (8)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                   479                 2,218                    665
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   483                 2,241                    657
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                471  $              2,203  $                 618
                                               ====================  ====================  =====================

                                                                                                  TAP 1919
                                                      RUSSELL                RUSSELL          VARIABLE SOCIALLY
                                                  U.S. SMALL CAP         U.S. STRATEGIC          RESPONSIVE
                                                      EQUITY                 EQUITY               BALANCED
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                  2  $                 352  $                 --
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    39                    449                   133
      Administrative charges.................                     4                     53                    24
                                               --------------------  ---------------------  --------------------
         Total expenses......................                    43                    502                   157
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                  (41)                  (150)                 (157)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                  1,361                    --
      Realized gains (losses) on sale of
         investments.........................                     8                     83                 (150)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                     8                  1,444                 (150)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                   433                  4,186                 1,674
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   441                  5,630                 1,524
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                400  $               5,480  $              1,367
                                               ====================  =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                 INTERIM STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                            SEPTEMBER       DECEMBER          SEPTEMBER         DECEMBER
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (45,050)  $        29,857  $      (256,868)  $     (135,352)
   Net realized gains (losses)........          143,001           50,629         1,086,629        2,082,720
   Change in unrealized gains
     (losses) on investments..........          132,154           88,466         4,440,433      (2,198,395)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          230,105          168,952         5,270,194        (251,027)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          168,627          208,627            76,995          254,129
   Net transfers (including fixed
     account).........................          674,639        (199,767)         (591,516)          381,730
   Contract charges...................         (61,069)         (83,666)         (128,534)        (164,820)
   Transfers for contract benefits
     and terminations.................        (681,830)        (930,588)       (1,125,479)      (2,096,879)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          100,367      (1,005,394)       (1,768,534)      (1,625,840)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          330,472        (836,442)         3,501,660      (1,876,867)
NET ASSETS:
   Beginning of period................        9,328,684       10,165,126        22,371,779       24,248,646
                                        ---------------  ---------------  ----------------  ---------------
   End of period......................  $     9,659,156  $     9,328,684  $     25,873,439  $    22,371,779
                                        ===============  ===============  ================  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                            SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (25,176)  $      (43,101)  $     (527,930)  $      (359,436)
   Net realized gains (losses)........            35,135          873,859        6,277,766         5,111,855
   Change in unrealized gains
     (losses) on investments..........           832,782        (785,838)        3,685,817         (997,154)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           842,741           44,920        9,435,653         3,755,265
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            23,612           81,269           27,986           126,588
   Net transfers (including fixed
     account).........................          (41,331)          158,757      (2,250,261)       (1,165,072)
   Contract charges...................          (29,658)         (35,616)        (268,204)         (353,817)
   Transfers for contract benefits
     and terminations.................         (158,287)        (307,173)      (3,408,001)       (4,165,390)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (205,664)        (102,763)      (5,898,480)       (5,557,691)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           637,077         (57,843)        3,537,173       (1,802,426)
NET ASSETS:
   Beginning of period................         4,602,725        4,660,568       50,326,729        52,129,155
                                        ----------------  ---------------  ---------------  ----------------
   End of period......................  $      5,239,802  $     4,602,725  $    53,863,902  $     50,326,729
                                        ================  ===============  ===============  ================

                                                                                   BHFTI AB GLOBAL
                                          AMERICAN FUNDS GROWTH-INCOME           DYNAMIC ALLOCATION
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                           SEPTEMBER         DECEMBER        SEPTEMBER         DECEMBER
                                             2017              2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (264,163)  $      (31,444)  $       578,987  $       178,181
   Net realized gains (losses)........        2,173,112        3,222,636        1,498,354        2,503,739
   Change in unrealized gains
     (losses) on investments..........        1,876,899        (721,423)       11,332,929          505,167
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,785,848        2,469,769       13,410,270        3,187,087
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          149,184          578,369          714,880        2,120,929
   Net transfers (including fixed
     account).........................        (469,441)        (318,770)      (1,968,495)          310,170
   Contract charges...................        (133,773)        (176,956)      (1,212,980)      (1,721,810)
   Transfers for contract benefits
     and terminations.................      (1,761,648)      (2,592,451)      (7,177,611)      (7,588,705)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,215,678)      (2,509,808)      (9,644,206)      (6,879,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,570,170         (40,039)        3,766,064      (3,692,329)
NET ASSETS:
   Beginning of period................       27,167,990       27,208,029      149,179,976      152,872,305
                                        ---------------  ---------------  ---------------  ---------------
   End of period......................  $    28,738,160  $    27,167,990  $   152,946,040  $   149,179,976
                                        ===============  ===============  ===============  ===============

                                         BHFTI ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC MULTI-ASSET PLUS
                                                   SUB-ACCOUNT
                                        --------------------------------
                                           SEPTEMBER         DECEMBER
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        19,531  $      (37,710)
   Net realized gains (losses)........            7,971          (6,760)
   Change in unrealized gains
     (losses) on investments..........          328,966           56,870
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          356,468           12,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          344,362          619,578
   Net transfers (including fixed
     account).........................          483,254          204,555
   Contract charges...................         (26,311)         (26,992)
   Transfers for contract benefits
     and terminations.................         (95,565)        (169,304)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          705,740          627,837
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,062,208          640,237
NET ASSETS:
   Beginning of period................        3,097,990        2,457,753
                                        ---------------  ---------------
   End of period......................  $     4,160,198  $     3,097,990
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                           BHFTI AMERICAN FUNDS              BHFTI AMERICAN FUNDS
                                            BALANCED ALLOCATION                GROWTH ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                          2017              2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       733,512  $        87,357   $        50,016  $     (299,990)
   Net realized gains (losses).....       12,530,172       18,660,774         7,843,610       10,287,294
   Change in unrealized gains
     (losses) on investments.......        9,861,804      (6,421,078)         6,016,014      (3,354,771)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       23,125,488       12,327,053        13,909,640        6,632,533
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,103,832        4,301,382           546,188          379,264
   Net transfers (including fixed
     account)......................        2,799,719        3,142,962         3,725,829          249,820
   Contract charges................      (1,606,539)      (2,058,786)         (828,784)      (1,022,951)
   Transfers for contract benefits
     and terminations..............     (14,241,278)     (17,913,298)       (5,604,870)      (5,275,033)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,944,266)     (12,527,740)       (2,161,637)      (5,668,900)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............       13,181,222        (200,687)        11,748,003          963,633
NET ASSETS:
   Beginning of period.............      209,263,299      209,463,986        97,519,287       96,555,654
                                     ---------------  ---------------   ---------------  ---------------
   End of period...................  $   222,444,521  $   209,263,299   $   109,267,290  $    97,519,287
                                     ===============  ===============   ===============  ===============

                                             BHFTI AMERICAN                  BHFTI AMERICAN FUNDS
                                              FUNDS GROWTH                    MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER        SEPTEMBER         DECEMBER
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (401,907)  $     (597,655)  $       646,290  $       346,388
   Net realized gains (losses).....        5,948,002       12,113,826        5,428,400        7,472,588
   Change in unrealized gains
     (losses) on investments.......        3,243,864      (8,192,777)        3,072,152      (2,086,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,789,959        3,323,394        9,146,842        5,732,634
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          415,174          662,793          756,072        2,005,525
   Net transfers (including fixed
     account)......................      (1,099,770)        (184,597)          294,303          625,237
   Contract charges................        (352,497)        (443,598)        (804,926)      (1,084,313)
   Transfers for contract benefits
     and terminations..............      (2,289,386)      (3,330,016)      (9,253,604)      (6,168,679)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,326,479)      (3,295,418)      (9,008,155)      (4,622,230)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        5,463,480           27,976          138,687        1,110,404
NET ASSETS:
   Beginning of period.............       46,939,814       46,911,838      110,700,622      109,590,218
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    52,403,294  $    46,939,814  $   110,839,309  $   110,700,622
                                     ===============  ===============  ===============  ===============

                                                  BHFTI AQR                  BHFTI BLACKROCK GLOBAL
                                            GLOBAL RISK BALANCED               TACTICAL STRATEGIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                         SEPTEMBER        DECEMBER         SEPTEMBER         DECEMBER
                                           2017             2016             2017              2016
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        786,644  $   (1,937,983)  $   (1,154,780)  $      (64,072)
   Net realized gains (losses).....         4,684,448      (3,172,683)        3,873,145       22,647,060
   Change in unrealized gains
     (losses) on investments.......         (303,467)       14,534,839       19,980,936     (14,679,169)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         5,167,625        9,424,173       22,699,301        7,903,819
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           294,497        1,186,658          934,929        2,812,623
   Net transfers (including fixed
     account)......................         (898,693)      (4,304,949)      (3,934,410)      (3,597,519)
   Contract charges................       (1,039,385)      (1,563,019)      (2,141,395)      (3,142,916)
   Transfers for contract benefits
     and terminations..............       (6,009,344)      (8,258,515)     (12,379,875)     (15,625,179)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (7,652,925)     (12,939,825)     (17,520,751)     (19,552,991)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (2,485,300)      (3,515,652)        5,178,550     (11,649,172)
NET ASSETS:
   Beginning of period.............       129,696,803      133,212,455      270,299,765      281,948,937
                                     ----------------  ---------------  ---------------  ---------------
   End of period...................  $    127,211,503  $   129,696,803  $   275,478,315  $   270,299,765
                                     ================  ===============  ===============  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                        SEPTEMBER        DECEMBER
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       812,870  $       934,387
   Net realized gains (losses).....         (51,461)        (371,006)
   Change in unrealized gains
     (losses) on investments.......          325,212        1,586,110
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,086,621        2,149,491
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          114,109          232,787
   Net transfers (including fixed
     account)......................          594,503          (7,539)
   Contract charges................        (118,733)        (154,641)
   Transfers for contract benefits
     and terminations..............      (1,444,542)      (1,339,368)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (854,663)      (1,268,761)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          231,958          880,730
NET ASSETS:
   Beginning of period.............       19,527,426       18,646,696
                                     ---------------  ---------------
   End of period...................  $    19,759,384  $    19,527,426
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER       DECEMBER
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        10,759  $        592,431  $     2,200,806  $     5,623,201
   Net realized gains (losses)......        7,142,773        13,308,564       23,508,399        4,921,755
   Change in unrealized gains
     (losses) on investments........        8,046,757       (6,889,824)       24,138,891       15,460,181
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       15,200,289         7,011,171       49,848,096       26,005,137
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          369,532         1,050,096       12,352,334       15,724,952
   Net transfers (including fixed
     account).......................      (2,526,352)       (1,098,998)        5,004,584        8,390,609
   Contract charges.................        (588,599)         (765,719)      (3,393,776)      (4,434,206)
   Transfers for contract benefits
     and terminations...............      (6,243,547)       (3,783,304)     (15,879,281)     (17,517,956)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,988,966)       (4,597,925)      (1,916,139)        2,163,399
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        6,211,323         2,413,246       47,931,957       28,168,536
NET ASSETS:
   Beginning of period..............      103,693,356       101,280,110      414,260,098      386,091,562
                                      ---------------  ----------------  ---------------  ---------------
   End of period....................  $   109,904,679  $    103,693,356  $   462,192,055  $   414,260,098
                                      ===============  ================  ===============  ===============

                                                    BHFTI                     BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                          SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (109,325)  $      (192,032)  $       (28,816)  $     (181,933)
   Net realized gains (losses)......         1,483,037           499,278           177,520        (523,577)
   Change in unrealized gains
     (losses) on investments........           194,596         8,078,847         5,745,063        3,588,963
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,568,308         8,386,093         5,893,767        2,883,453
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            61,207           102,187           150,720          275,463
   Net transfers (including fixed
     account).......................         (626,886)       (1,803,032)         (571,117)      (1,154,619)
   Contract charges.................         (171,036)         (230,071)         (199,156)        (251,352)
   Transfers for contract benefits
     and terminations...............       (2,541,378)       (2,267,485)       (1,756,697)      (1,972,435)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,278,093)       (4,198,401)       (2,376,250)      (3,102,943)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,709,785)         4,187,692         3,517,517        (219,490)
NET ASSETS:
   Beginning of period..............        35,260,895        31,073,203        28,401,374       28,620,864
                                      ----------------  ----------------  ----------------  ---------------
   End of period....................  $     33,551,110  $     35,260,895  $     31,918,891  $    28,401,374
                                      ================  ================  ================  ===============

                                            BHFTI BRIGHTHOUSE/EATON         BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE            LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                          SEPTEMBER         DECEMBER        SEPTEMBER         DECEMBER
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        155,956  $       150,617  $        34,683  $        239,721
   Net realized gains (losses)......           (4,120)         (51,918)        (108,863)         (135,840)
   Change in unrealized gains
     (losses) on investments........          (60,538)          388,345           91,985           166,889
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            91,298          487,044           17,805           270,770
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             8,224           38,947          132,576           154,633
   Net transfers (including fixed
     account).......................           483,010          119,536        (720,661)         1,670,455
   Contract charges.................          (38,884)         (51,586)        (115,204)         (182,090)
   Transfers for contract benefits
     and terminations...............         (751,287)        (927,972)        (886,490)       (2,402,308)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (298,937)        (821,075)      (1,589,779)         (759,310)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (207,639)        (334,031)      (1,571,974)         (488,540)
NET ASSETS:
   Beginning of period..............         6,579,290        6,913,321       18,374,563        18,863,103
                                      ----------------  ---------------  ---------------  ----------------
   End of period....................  $      6,371,651  $     6,579,290  $    16,802,589  $     18,374,563
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                         SEPTEMBER         DECEMBER
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (34,325)  $       (45,597)
   Net realized gains (losses)......         (54,007)          (37,847)
   Change in unrealized gains
     (losses) on investments........          117,157            69,574
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           28,825          (13,870)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            3,835            19,213
   Net transfers (including fixed
     account).......................          104,951           299,438
   Contract charges.................         (22,650)          (31,801)
   Transfers for contract benefits
     and terminations...............        (340,820)         (148,167)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (254,684)           138,683
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (225,859)           124,813
NET ASSETS:
   Beginning of period..............        3,137,808         3,012,995
                                      ---------------  ----------------
   End of period....................  $     2,911,949  $      3,137,808
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                          BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                               LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                            SEPTEMBER       DECEMBER          SEPTEMBER       DECEMBER
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,396)  $         9,843  $       506,210  $       109,955
   Net realized gains (losses)........           90,280          168,537           59,442          151,764
   Change in unrealized gains
     (losses) on investments..........          136,198         (72,928)          401,855        (353,417)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          221,082          105,452          967,507         (91,698)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            2,930           13,910          113,481           85,872
   Net transfers (including fixed
     account).........................           34,211         (49,245)          593,001        (316,233)
   Contract charges...................         (12,531)         (16,617)        (117,309)        (167,210)
   Transfers for contract benefits
     and terminations.................         (30,892)        (104,964)      (1,566,929)      (2,137,424)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (6,282)        (156,916)        (977,756)      (2,534,995)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          214,800         (51,464)         (10,249)      (2,626,693)
NET ASSETS:
   Beginning of period................        1,568,356        1,619,820       22,088,790       24,715,483
                                        ---------------  ---------------  ---------------  ---------------
   End of period......................  $     1,783,156  $     1,568,356  $    22,078,541  $    22,088,790
                                        ===============  ===============  ===============  ===============

                                                      BHFTI                             BHFTI
                                          CLEARBRIDGE AGGRESSIVE GROWTH      GOLDMAN SACHS MID CAP VALUE
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                            SEPTEMBER       DECEMBER         SEPTEMBER         DECEMBER
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (253,190)  $     (609,269)  $      (35,362)  $     (182,132)
   Net realized gains (losses)........        2,386,110        2,055,130        (263,828)        1,202,007
   Change in unrealized gains
     (losses) on investments..........        4,255,711      (1,032,442)        1,448,603        1,515,714
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        6,388,631          413,419        1,149,413        2,535,589
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          181,852          491,191           76,284          165,719
   Net transfers (including fixed
     account).........................      (1,485,910)      (1,479,585)        (124,103)        (564,921)
   Contract charges...................        (306,517)        (392,464)        (120,487)        (151,171)
   Transfers for contract benefits
     and terminations.................      (3,790,343)      (3,725,722)      (1,500,415)      (1,521,046)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,400,918)      (5,106,580)      (1,668,721)      (2,071,419)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          987,713      (4,693,161)        (519,308)          464,170
NET ASSETS:
   Beginning of period................       48,322,641       53,015,802       23,681,202       23,217,032
                                        ---------------  ---------------  ---------------  ---------------
   End of period......................  $    49,310,354  $    48,322,641  $    23,161,894  $    23,681,202
                                        ===============  ===============  ===============  ===============

                                                      BHFTI                              BHFTI
                                          HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                           SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                             2017              2016             2017             2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       243,026  $       260,320  $      1,187,419  $     (479,231)
   Net realized gains (losses)........          376,476        2,292,038         2,238,087        (201,160)
   Change in unrealized gains
     (losses) on investments..........       12,753,072          797,337       (1,868,196)        4,080,988
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       13,372,574        3,349,695         1,557,310        3,400,597
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          372,195          687,184         2,478,458        1,685,062
   Net transfers (including fixed
     account).........................      (3,425,288)      (1,255,556)         1,682,828        4,522,476
   Contract charges...................        (334,247)        (409,334)         (341,788)        (396,706)
   Transfers for contract benefits
     and terminations.................      (3,591,118)      (3,497,945)       (1,561,648)      (2,219,834)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,978,458)      (4,475,651)         2,257,850        3,590,998
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        6,394,116      (1,125,956)         3,815,160        6,991,595
NET ASSETS:
   Beginning of period................       53,200,132       54,326,088        40,932,716       33,941,121
                                        ---------------  ---------------  ----------------  ---------------
   End of period......................  $    59,594,248  $    53,200,132  $     44,747,876  $    40,932,716
                                        ===============  ===============  ================  ===============

                                                      BHFTI
                                                INVESCO COMSTOCK
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                            SEPTEMBER        DECEMBER
                                              2017             2016
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       443,876   $       384,175
   Net realized gains (losses)........        1,909,609         3,399,770
   Change in unrealized gains
     (losses) on investments..........          766,168         1,677,383
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,119,653         5,461,328
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          188,109           388,607
   Net transfers (including fixed
     account).........................        (825,439)       (1,500,242)
   Contract charges...................        (198,006)         (263,868)
   Transfers for contract benefits
     and terminations.................      (2,783,851)       (2,568,671)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,619,187)       (3,944,174)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (499,534)         1,517,154
NET ASSETS:
   Beginning of period................       39,232,918        37,715,764
                                        ---------------   ---------------
   End of period......................  $    38,733,384   $    39,232,918
                                        ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                  BHFTI                              BHFTI
                                          INVESCO MID CAP VALUE            INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER         SEPTEMBER       DECEMBER
                                          2017              2016             2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (43,956)  $     (169,871)  $     (323,230)  $     (400,048)
   Net realized gains (losses).....          249,855        1,039,596        2,768,980        4,309,282
   Change in unrealized gains
     (losses) on investments.......          374,533        1,651,354        1,504,390      (1,576,836)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          580,432        2,521,079        3,950,140        2,332,398
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          214,755          180,123          209,149          221,816
   Net transfers (including fixed
     account)......................          285,849          117,636         (69,944)        (330,808)
   Contract charges................        (124,037)        (161,759)        (144,440)        (179,964)
   Transfers for contract benefits
     and terminations..............      (1,379,747)      (1,195,026)      (1,828,248)      (1,753,103)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,003,180)      (1,059,026)      (1,833,483)      (2,042,059)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (422,748)        1,462,053        2,116,657          290,339
NET ASSETS:
   Beginning of period.............       19,601,778       18,139,725       25,351,404       25,061,065
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    19,179,030  $    19,601,778  $    27,468,061  $    25,351,404
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                            JPMORGAN CORE BOND         JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                         SEPTEMBER       DECEMBER          SEPTEMBER        DECEMBER
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       388,907  $       351,392  $       925,376  $       428,563
   Net realized gains (losses).....         (31,503)              182          325,481        1,071,819
   Change in unrealized gains
     (losses) on investments.......          176,532        (188,241)        5,262,627        (553,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          533,936          163,333        6,513,484          947,223
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          130,586          283,654        1,221,944        3,340,587
   Net transfers (including fixed
     account)......................        3,411,259        1,729,690      (2,836,370)        5,269,817
   Contract charges................        (207,186)        (267,426)        (504,704)        (662,402)
   Transfers for contract benefits
     and terminations..............      (2,431,618)      (1,719,853)      (2,369,306)      (3,588,849)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          903,041           26,065      (4,488,436)        4,359,153
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,436,977          189,398        2,025,048        5,306,376
NET ASSETS:
   Beginning of period.............       29,295,068       29,105,670       62,103,751       56,797,375
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    30,732,045  $    29,295,068  $    64,128,799  $    62,103,751
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                         JPMORGAN SMALL CAP VALUE        LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER        DECEMBER         SEPTEMBER         DECEMBER
                                          2017             2016             2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         2,678  $         5,702  $        31,377  $         9,121
   Net realized gains (losses).....          267,840          328,602          478,693        1,043,614
   Change in unrealized gains
     (losses) on investments.......        (255,407)          700,664        2,281,041        (476,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           15,111        1,034,968        2,791,111          576,064
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,448            8,241          111,305          101,001
   Net transfers (including fixed
     account)......................           37,193        (200,435)           57,009        (290,130)
   Contract charges................         (22,711)         (29,031)        (116,980)        (153,084)
   Transfers for contract benefits
     and terminations..............        (179,070)        (249,129)      (1,136,110)      (1,483,155)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (156,140)        (470,354)      (1,084,776)      (1,825,368)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (141,029)          564,614        1,706,335      (1,249,304)
NET ASSETS:
   Beginning of period.............        4,424,039        3,859,425       17,928,469       19,177,773
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $     4,283,010  $     4,424,039  $    19,634,804  $    17,928,469
                                     ===============  ===============  ===============  ===============

                                                   BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                     ---------------------------------
                                         SEPTEMBER        DECEMBER
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       201,909   $      (52,106)
   Net realized gains (losses).....        1,379,258            71,819
   Change in unrealized gains
     (losses) on investments.......        2,854,220         1,116,823
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,435,387         1,136,536
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,407,270         4,923,613
   Net transfers (including fixed
     account)......................        1,763,091         1,832,907
   Contract charges................        (341,855)         (407,140)
   Transfers for contract benefits
     and terminations..............      (1,255,074)       (1,736,586)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,573,432         4,612,794
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        7,008,819         5,749,330
NET ASSETS:
   Beginning of period.............       41,669,231        35,919,901
                                     ---------------   ---------------
   End of period...................  $    48,678,050   $    41,669,231
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                     BHFTI                            BHFTI
                                          MFS RESEARCH INTERNATIONAL      MORGAN STANLEY MID CAP GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                           SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       169,499  $       111,704  $    (100,739)  $     (139,305)
   Net realized gains (losses).......          117,216        (285,742)         355,934          111,132
   Change in unrealized gains
     (losses) on investments.........        5,577,098        (608,834)       2,524,929        (958,689)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        5,863,813        (782,872)       2,780,124        (986,862)
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           82,286          173,892         124,891          146,891
   Net transfers (including fixed
     account)........................      (1,190,916)          431,896       (601,216)          571,658
   Contract charges..................        (154,162)        (205,639)        (59,907)         (75,519)
   Transfers for contract benefits
     and terminations................      (2,056,916)      (1,928,229)       (389,183)        (579,375)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (3,319,708)      (1,528,080)       (925,415)           63,655
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................        2,544,105      (2,310,952)       1,854,709        (923,207)
NET ASSETS:
   Beginning of period...............       29,799,152       32,110,104       9,473,047       10,396,254
                                       ---------------  ---------------  --------------  ---------------
   End of period.....................  $    32,343,257  $    29,799,152  $   11,327,756  $     9,473,047
                                       ===============  ===============  ==============  ===============

                                                    BHFTI                              BHFTI
                                          OPPENHEIMER GLOBAL EQUITY      PANAGORA GLOBAL DIVERSIFIED RISK
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                          SEPTEMBER         DECEMBER        SEPTEMBER        DECEMBER
                                            2017              2016            2017             2016
                                       ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       (4,797)  $      (17,800)  $     (45,231)   $       26,791
   Net realized gains (losses).......          139,857          222,704           7,343           64,939
   Change in unrealized gains
     (losses) on investments.........          851,067        (261,446)         295,689         (70,755)
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          986,127         (56,542)         257,801           20,975
                                       ---------------  ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............            5,330           12,813         190,237          580,303
   Net transfers (including fixed
     account)........................        (228,139)           76,591         568,492        2,055,502
   Contract charges..................         (22,138)         (25,836)        (30,128)         (20,030)
   Transfers for contract benefits
     and terminations................        (389,820)        (296,830)       (183,984)         (87,905)
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (634,767)        (233,262)         544,617        2,527,870
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets.................          351,360        (289,804)         802,418        2,548,845
NET ASSETS:
   Beginning of period...............        3,997,372        4,287,176       3,420,012          871,167
                                       ---------------  ---------------  --------------   --------------
   End of period.....................  $     4,348,732  $     3,997,372  $    4,222,430   $    3,420,012
                                       ===============  ===============  ==============   ==============

                                                     BHFTI                            BHFTI
                                        PIMCO INFLATION PROTECTED BOND         PIMCO TOTAL RETURN
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       -------------------------------  --------------------------------
                                          SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                            2017             2016            2017             2016
                                       --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      219,570   $  (1,046,080)  $      770,570   $    1,364,155
   Net realized gains (losses).......       (275,937)      (1,049,721)         444,768        (933,609)
   Change in unrealized gains
     (losses) on investments.........         743,426        4,232,442       3,324,230        1,021,568
                                       --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         687,059        2,136,641       4,539,568        1,452,114
                                       --------------   --------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         122,918          329,822         447,061          828,212
   Net transfers (including fixed
     account)........................       4,264,905        (827,109)       8,215,288      (2,215,700)
   Contract charges..................       (428,486)        (588,722)       (960,676)      (1,318,997)
   Transfers for contract benefits
     and terminations................     (3,977,016)      (4,718,698)     (8,557,090)      (9,582,523)
                                       --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (17,679)      (5,804,707)       (855,417)     (12,289,008)
                                       --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets.................         669,380      (3,668,066)       3,684,151     (10,836,894)
NET ASSETS:
   Beginning of period...............      62,595,410       66,263,476     134,308,093      145,144,987
                                       --------------   --------------  --------------   --------------
   End of period.....................  $   63,264,790   $   62,595,410  $  137,992,244   $  134,308,093
                                       ==============   ==============  ==============   ==============

                                                     BHFTI
                                           PYRAMIS GOVERNMENT INCOME
                                                  SUB-ACCOUNT
                                       -------------------------------
                                          SEPTEMBER        DECEMBER
                                            2017             2016
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      517,704   $      312,164
   Net realized gains (losses).......        (62,331)           23,841
   Change in unrealized gains
     (losses) on investments.........         150,627        (402,364)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         606,000         (66,359)
                                       --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         197,355          859,230
   Net transfers (including fixed
     account)........................       1,390,164        2,200,091
   Contract charges..................       (363,050)        (553,495)
   Transfers for contract benefits
     and terminations................     (2,443,561)      (2,922,955)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (1,219,092)        (417,129)
                                       --------------   --------------
     Net increase (decrease)
       in net assets.................       (613,092)        (483,488)
NET ASSETS:
   Beginning of period...............      46,433,810       46,917,298
                                       --------------   --------------
   End of period.....................  $   45,820,718   $   46,433,810
                                       ==============   ==============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                  BHFTI                              BHFTI
                                          PYRAMIS MANAGED RISK           SCHRODERS GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER        DECEMBER          SEPTEMBER       DECEMBER
                                          2017             2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,122)  $     (105,165)  $      (67,098)  $       (9,306)
   Net realized gains (losses).....          120,789         (75,687)          610,835          386,749
   Change in unrealized gains
     (losses) on investments.......        1,880,094          570,718        1,696,761          598,052
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,985,761          389,866        2,240,498          975,495
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          848,562        1,800,631          494,656          580,189
   Net transfers (including fixed
     account)......................        5,946,231      (1,939,708)          525,666        1,199,859
   Contract charges................        (131,428)        (158,089)        (201,146)        (263,032)
   Transfers for contract benefits
     and terminations..............      (1,058,890)        (985,690)        (815,928)      (1,484,914)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        5,604,475      (1,282,856)            3,248           32,102
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        7,590,236        (892,990)        2,243,746        1,007,597
NET ASSETS:
   Beginning of period.............       15,771,625       16,664,615       24,231,509       23,223,912
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    23,361,861  $    15,771,625  $    26,475,255  $    24,231,509
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                       SSGA GROWTH AND INCOME ETF               SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER        SEPTEMBER         DECEMBER
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,185,851  $       722,057  $       486,552  $       298,994
   Net realized gains (losses).....          616,022        5,123,859          655,533        2,894,067
   Change in unrealized gains
     (losses) on investments.......        7,008,444      (2,177,056)        4,746,958        (803,023)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,810,317        3,668,860        5,889,043        2,390,038
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,014,387        1,177,131          287,080          805,602
   Net transfers (including fixed
     account)......................      (1,236,158)        (475,386)      (2,023,346)        (931,969)
   Contract charges................        (758,468)        (927,764)        (428,211)        (509,614)
   Transfers for contract benefits
     and terminations..............      (5,934,659)      (4,866,863)      (2,017,855)      (3,241,574)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,914,898)      (5,092,882)      (4,182,332)      (3,877,555)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,895,419      (1,424,022)        1,706,711      (1,487,517)
NET ASSETS:
   Beginning of period.............       89,714,405       91,138,427       49,308,642       50,796,159
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    91,609,824  $    89,714,405  $    51,015,353  $    49,308,642
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                         SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       462,272  $       635,681  $     (547,498)   $     (689,458)
   Net realized gains (losses).....        5,920,018        8,115,985        4,545,894         6,889,571
   Change in unrealized gains
     (losses) on investments.......      (1,312,660)      (1,594,170)        3,425,100       (4,384,954)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,069,630        7,157,496        7,423,496         1,815,159
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          299,572          458,169          138,903           416,921
   Net transfers (including fixed
     account)......................        (128,453)      (3,094,424)      (1,159,961)           560,424
   Contract charges................        (268,928)        (364,413)        (265,062)         (334,897)
   Transfers for contract benefits
     and terminations..............      (3,992,483)      (4,727,400)      (3,112,801)       (3,751,238)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,090,292)      (7,728,068)      (4,398,921)       (3,108,790)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          979,338        (570,572)        3,024,575       (1,293,631)
NET ASSETS:
   Beginning of period.............       55,908,348       56,478,920       42,601,787        43,895,418
                                     ---------------  ---------------  ---------------   ---------------
   End of period...................  $    56,887,686  $    55,908,348  $    45,626,362   $    42,601,787
                                     ===============  ===============  ===============   ===============

                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                         SEPTEMBER        DECEMBER
                                           2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (28,962)  $      (31,231)
   Net realized gains (losses).....           473,613          119,408
   Change in unrealized gains
     (losses) on investments.......         3,062,167          468,003
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         3,506,818          556,180
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            50,942          159,839
   Net transfers (including fixed
     account)......................       (1,006,451)          143,907
   Contract charges................         (111,590)        (140,895)
   Transfers for contract benefits
     and terminations..............       (1,081,774)      (1,419,706)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (2,148,873)      (1,256,855)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets...............         1,357,945        (700,675)
NET ASSETS:
   Beginning of period.............        13,935,088       14,635,763
                                      ---------------  ---------------
   End of period...................   $    15,293,033  $    13,935,088
                                      ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                          SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       158,013  $       127,914  $      (17,465)  $      (22,553)
   Net realized gains (losses)......          (4,341)          (4,531)           76,262          131,627
   Change in unrealized gains
     (losses) on investments........           66,514          (8,439)          243,443        (126,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          220,186          114,944          302,240         (17,884)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           75,312          131,304            2,132            2,798
   Net transfers (including fixed
     account).......................          506,043          291,498         (66,616)           53,245
   Contract charges.................         (49,091)         (71,631)          (8,369)          (9,907)
   Transfers for contract benefits
     and terminations...............        (405,893)        (572,868)         (30,323)         (23,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          126,371        (221,697)        (103,176)           22,913
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          346,557        (106,753)          199,064            5,029
NET ASSETS:
   Beginning of period..............        8,254,530        8,361,283        1,331,087        1,326,058
                                      ---------------  ---------------  ---------------  ---------------
   End of period....................  $     8,601,087  $     8,254,530  $     1,530,151  $     1,331,087
                                      ===============  ===============  ===============  ===============

                                                    BHFTII                             BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                          SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (554,429)  $      (832,913)  $        69,821  $        159,134
   Net realized gains (losses)......            35,590             6,484          109,099           260,313
   Change in unrealized gains
     (losses) on investments........           156,906            54,808          183,877          (44,358)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (361,933)         (771,621)          362,797           375,089
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           803,804         2,168,805          711,226           392,153
   Net transfers (including fixed
     account).......................        11,244,776        10,154,915        (925,752)         2,163,727
   Contract charges.................         (376,666)         (463,616)         (52,239)          (86,764)
   Transfers for contract benefits
     and terminations...............       (8,927,982)      (13,308,282)        (744,978)       (1,369,964)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         2,743,932       (1,448,178)      (1,011,743)         1,099,152
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         2,381,999       (2,219,799)        (648,946)         1,474,241
NET ASSETS:
   Beginning of period..............        49,228,297        51,448,096        8,698,574         7,224,333
                                      ----------------  ----------------  ---------------  ----------------
   End of period....................  $     51,610,296  $     49,228,297  $     8,049,628  $      8,698,574
                                      ================  ================  ===============  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                          SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                            2017              2016             2017              2016
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,904,522   $     7,573,834  $      2,961,315  $      8,340,416
   Net realized gains (losses)......        9,563,600        22,203,261        18,937,698        43,558,178
   Change in unrealized gains
     (losses) on investments........       12,477,404      (13,298,039)        27,551,306      (24,192,964)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       24,945,526        16,479,056        49,450,319        27,705,630
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,091,697         4,042,790         2,413,348         3,083,274
   Net transfers (including fixed
     account).......................      (6,414,527)       (4,209,880)       (4,556,229)       (3,892,714)
   Contract charges.................      (2,430,888)       (3,289,376)       (3,445,263)       (4,607,715)
   Transfers for contract benefits
     and terminations...............     (27,056,932)      (32,149,336)      (38,930,028)      (35,488,732)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (34,810,650)      (35,605,802)      (44,518,172)      (40,905,887)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (9,865,124)      (19,126,746)         4,932,147      (13,200,257)
NET ASSETS:
   Beginning of period..............      373,986,508       393,113,254       525,258,712       538,458,969
                                      ---------------   ---------------  ----------------  ----------------
   End of period....................  $   364,121,384   $   373,986,508  $    530,190,859  $    525,258,712
                                      ===============   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                          SEPTEMBER        DECEMBER
                                            2017             2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,415,919   $     5,248,515
   Net realized gains (losses)......       22,239,024        44,736,472
   Change in unrealized gains
     (losses) on investments........       26,545,060      (25,426,322)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       50,200,003        24,558,665
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,515,497         5,086,624
   Net transfers (including fixed
     account).......................      (2,498,575)       (7,656,356)
   Contract charges.................      (2,521,400)       (3,333,595)
   Transfers for contract benefits
     and terminations...............     (24,192,510)      (27,256,604)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (27,696,988)      (33,159,931)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       22,503,015       (8,601,266)
NET ASSETS:
   Beginning of period..............      409,525,398       418,126,664
                                      ---------------   ---------------
   End of period....................  $   432,028,413   $   409,525,398
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                            SEPTEMBER       DECEMBER          SEPTEMBER         DECEMBER
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (107,448)  $     (110,602)  $         49,114  $        17,048
   Net realized gains (losses)........          148,638        1,618,237           250,226          188,222
   Change in unrealized gains
     (losses) on investments..........          817,193        1,161,510           834,358          (4,285)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          858,383        2,669,145         1,133,698          200,985
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           77,342           47,842            64,166           19,562
   Net transfers (including fixed
     account).........................         (52,941)        (272,660)         (521,009)         (61,550)
   Contract charges...................         (65,090)         (89,178)          (31,019)         (43,007)
   Transfers for contract benefits
     and terminations.................      (1,206,260)      (1,311,548)         (272,366)        (294,787)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,246,949)      (1,625,544)         (760,228)        (379,782)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (388,566)        1,043,601           373,470        (178,797)
NET ASSETS:
   Beginning of period................       14,575,472       13,531,871         4,957,535        5,136,332
                                        ---------------  ---------------  ----------------  ---------------
   End of period......................  $    14,186,906  $    14,575,472  $      5,331,005  $     4,957,535
                                        ===============  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                            SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        214,031  $      (20,487)  $     (104,316)  $      (135,706)
   Net realized gains (losses)........         3,240,999        3,103,768          281,938         1,011,785
   Change in unrealized gains
     (losses) on investments..........         5,349,620          747,718        1,239,534         (595,636)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         8,804,650        3,830,999        1,417,156           280,443
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           221,766          345,637            9,264            38,914
   Net transfers (including fixed
     account).........................       (1,483,453)       15,311,478        (415,204)         (257,830)
   Contract charges...................         (448,675)        (550,621)         (46,454)          (61,625)
   Transfers for contract benefits
     and terminations.................       (4,827,913)      (6,138,712)        (488,585)         (552,456)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (6,538,275)        8,967,782        (940,979)         (832,997)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         2,266,375       12,798,781          476,177         (552,554)
NET ASSETS:
   Beginning of period................        80,010,101       67,211,320        8,135,627         8,688,181
                                        ----------------  ---------------  ---------------  ----------------
   End of period......................  $     82,276,476  $    80,010,101  $     8,611,804  $      8,135,627
                                        ================  ===============  ===============  ================

                                                     BHFTII                             BHFTII
                                                 JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                           SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                             2017              2016             2017              2016
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (548,211)  $      (730,546)  $      (10,362)  $      (13,307)
   Net realized gains (losses)........        4,843,116         6,516,376           61,832           77,212
   Change in unrealized gains
     (losses) on investments..........        7,335,119       (6,713,230)           24,052           64,880
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       11,630,024         (927,400)           75,522          128,785
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           84,752           244,055            1,329           14,657
   Net transfers (including fixed
     account).........................      (2,995,992)           335,558         (16,531)          (4,436)
   Contract charges...................        (244,389)         (314,492)          (6,847)          (8,645)
   Transfers for contract benefits
     and terminations.................      (4,004,631)       (4,067,274)         (12,324)         (66,421)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (7,160,260)       (3,802,153)         (34,373)         (64,845)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        4,469,764       (4,729,553)           41,149           63,940
NET ASSETS:
   Beginning of period................       45,005,788        49,735,341          809,075          745,135
                                        ---------------  ----------------  ---------------  ---------------
   End of period......................  $    49,475,552  $     45,005,788  $       850,224  $       809,075
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         LOOMIS SAYLES SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        --------------------------------
                                           SEPTEMBER         DECEMBER
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (4,549)  $       (5,765)
   Net realized gains (losses)........           31,964           62,954
   Change in unrealized gains
     (losses) on investments..........           67,103         (29,671)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           94,518           27,518
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............              483            1,280
   Net transfers (including fixed
     account).........................            5,495           12,526
   Contract charges...................          (3,617)          (4,169)
   Transfers for contract benefits
     and terminations.................         (18,692)         (60,503)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (16,331)         (50,866)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................           78,187         (23,348)
NET ASSETS:
   Beginning of period................          475,802          499,150
                                        ---------------  ---------------
   End of period......................  $       553,989  $       475,802
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                 BHFTII                            BHFTII
                                      METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                        SEPTEMBER       DECEMBER         SEPTEMBER         DECEMBER
                                          2017            2016             2017              2016
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      273,777  $       178,725  $           203  $      (39,711)
   Net realized gains (losses).....        (17,464)         (10,707)          677,675          727,674
   Change in unrealized gains
     (losses) on investments.......          16,792        (150,910)         (90,644)          486,089
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         273,105           17,108          587,234        1,174,052
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         502,198        1,203,581           39,845          164,668
   Net transfers (including fixed
     account)......................       1,565,057        3,452,577          934,892          220,597
   Contract charges................       (139,934)        (153,614)         (53,138)         (60,489)
   Transfers for contract benefits
     and terminations..............       (784,273)      (1,417,271)        (598,900)        (506,517)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       1,143,048        3,085,273          322,699        (181,741)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,416,153        3,102,381          909,933          992,311
NET ASSETS:
   Beginning of period.............      16,335,161       13,232,780        7,511,220        6,518,909
                                     --------------  ---------------  ---------------  ---------------
   End of period...................  $   17,751,314  $    16,335,161  $     8,421,153  $     7,511,220
                                     ==============  ===============  ===============  ===============

                                                 BHFTII                          BHFTII METLIFE
                                         METLIFE MSCI EAFE INDEX               RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                        SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        89,063  $        50,924  $      (18,803)   $      (46,058)
   Net realized gains (losses).....           61,255          (6,198)          598,890           667,473
   Change in unrealized gains
     (losses) on investments.......          972,199         (66,937)          399,014         1,073,565
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,122,517         (22,211)          979,101         1,694,980
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          100,777           68,592           65,664           165,092
   Net transfers (including fixed
     account)......................          684,465           80,643          596,905         (424,161)
   Contract charges................         (49,800)         (52,924)         (55,593)          (66,530)
   Transfers for contract benefits
     and terminations..............        (361,598)        (407,324)        (600,172)         (474,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          373,844        (311,013)            6,804         (800,133)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,496,361        (333,224)          985,905           894,847
NET ASSETS:
   Beginning of period.............        5,875,904        6,209,128       10,344,970         9,450,123
                                     ---------------  ---------------  ---------------   ---------------
   End of period...................  $     7,372,265  $     5,875,904  $    11,330,875   $    10,344,970
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                          2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       190,081  $        62,932  $        92,591  $        95,048
   Net realized gains (losses).....        3,569,606        3,842,282          523,887          514,312
   Change in unrealized gains
     (losses) on investments.......        2,487,525          665,714         (95,118)         (62,139)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        6,247,212        4,570,928          521,360          547,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          210,545          368,902            4,432           53,130
   Net transfers (including fixed
     account)......................        (153,493)        2,662,550          195,741           31,682
   Contract charges................        (274,444)        (323,429)         (36,018)         (52,109)
   Transfers for contract benefits
     and terminations..............      (4,898,032)      (3,759,710)        (667,877)        (872,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,115,424)      (1,051,687)        (503,722)        (840,200)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,131,788        3,519,241           17,638        (292,979)
NET ASSETS:
   Beginning of period.............       51,519,996       48,000,755        7,568,584        7,861,563
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $    52,651,784  $    51,519,996  $     7,586,222  $     7,568,584
                                     ===============  ===============  ===============  ===============


                                             BHFTII MFS VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                         SEPTEMBER        DECEMBER
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       181,562  $       135,447
   Net realized gains (losses).....        1,638,955        2,082,190
   Change in unrealized gains
     (losses) on investments.......          683,526          538,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,504,043        2,755,970
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          206,001          214,824
   Net transfers (including fixed
     account)......................         (16,441)        1,248,315
   Contract charges................        (156,840)        (209,929)
   Transfers for contract benefits
     and terminations..............      (2,008,635)      (2,186,071)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,975,915)        (932,861)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          528,128        1,823,109
NET ASSETS:
   Beginning of period.............       24,207,697       22,384,588
                                     ---------------  ---------------
   End of period...................  $    24,735,825  $    24,207,697
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                                     BHFTII                            BHFTII
                                            NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                            SEPTEMBER       DECEMBER          SEPTEMBER       DECEMBER
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (128,460)  $     (172,417)  $     (277,319)  $     (357,899)
   Net realized gains (losses)........        1,409,580          484,534        1,742,159        2,605,312
   Change in unrealized gains
     (losses) on investments..........        (349,712)        1,546,226        3,806,871      (2,232,068)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          931,408        1,858,343        5,271,711           15,345
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           52,663           27,736           76,751          343,224
   Net transfers (including fixed
     account).........................        (279,640)        (299,041)         (94,689)          667,983
   Contract charges...................         (63,029)         (92,383)        (153,428)        (179,980)
   Transfers for contract benefits
     and terminations.................        (700,999)        (886,072)      (1,294,003)      (1,698,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (991,005)      (1,249,760)      (1,465,369)        (867,736)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (59,597)          608,583        3,806,342        (852,391)
NET ASSETS:
   Beginning of period................       12,490,568       11,881,985       21,990,753       22,843,144
                                        ---------------  ---------------  ---------------  ---------------
   End of period......................  $    12,430,971  $    12,490,568  $    25,797,095  $    21,990,753
                                        ===============  ===============  ===============  ===============


                                                     BHFTII                            BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                            SEPTEMBER       DECEMBER         SEPTEMBER         DECEMBER
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,070)  $       (7,903)  $      (53,117)  $      (48,845)
   Net realized gains (losses)........           51,958           80,200         (42,270)        (536,936)
   Change in unrealized gains
     (losses) on investments..........           19,365         (28,794)        (322,694)        2,377,119
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           65,253           43,503        (418,081)        1,791,338
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           12,545           36,399
   Net transfers (including fixed
     account).........................          (8,633)          (7,368)          854,967      (1,158,736)
   Contract charges...................          (3,864)          (4,860)         (33,438)         (54,570)
   Transfers for contract benefits
     and terminations.................         (46,781)         (35,295)        (184,396)        (318,056)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (59,278)         (47,523)          649,678      (1,494,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................            5,975          (4,020)          231,597          296,375
NET ASSETS:
   Beginning of period................          483,761          487,781        4,607,833        4,311,458
                                        ---------------  ---------------  ---------------  ---------------
   End of period......................  $       489,736  $       483,761  $     4,839,430  $     4,607,833
                                        ===============  ===============  ===============  ===============

                                                      BHFTII                             BHFTII
                                             WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                            SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                              2017             2016              2017             2016
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,990,733  $       400,073  $       349,879   $       236,712
   Net realized gains (losses)........           316,550          105,101         (94,941)          (38,721)
   Change in unrealized gains
     (losses) on investments..........         2,060,957        2,102,236         (86,570)         (324,309)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         4,368,240        2,607,410          168,368         (126,318)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           233,823          251,583          126,429           583,779
   Net transfers (including fixed
     account).........................         2,031,580       73,669,896        1,613,359         1,768,658
   Contract charges...................         (403,867)        (375,535)        (167,979)         (250,684)
   Transfers for contract benefits
     and terminations.................       (5,347,506)      (4,033,810)      (2,468,314)       (3,082,755)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,485,970)       69,512,134        (896,505)         (981,002)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           882,270       72,119,544        (728,137)       (1,107,320)
NET ASSETS:
   Beginning of period................        72,139,687           20,143       26,776,937        27,884,257
                                        ----------------  ---------------  ---------------   ---------------
   End of period......................  $     73,021,957  $    72,139,687  $    26,048,800   $    26,776,937
                                        ================  ===============  ===============   ===============



                                             FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT
                                        --------------------------------
                                            SEPTEMBER        DECEMBER
                                              2017             2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (189,871)  $     (152,244)
   Net realized gains (losses)........        1,055,151        1,741,807
   Change in unrealized gains
     (losses) on investments..........        1,897,159        (448,739)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,762,439        1,140,824
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           77,386          154,457
   Net transfers (including fixed
     account).........................        (210,313)           66,945
   Contract charges...................        (100,663)        (134,870)
   Transfers for contract benefits
     and terminations.................        (947,957)      (1,512,296)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,181,547)      (1,425,764)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,580,892        (284,940)
NET ASSETS:
   Beginning of period................       18,917,042       19,201,982
                                        ---------------  ---------------
   End of period......................  $    20,497,934  $    18,917,042
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                        FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                         SEPTEMBER        DECEMBER         SEPTEMBER         DECEMBER
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (594)  $            304  $     (147,153)  $      (157,997)
   Net realized gains (losses).....            1,083             4,158          828,429           977,588
   Change in unrealized gains
     (losses) on investments.......            3,375             5,572        1,234,493           718,949
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            3,864            10,034        1,915,769         1,538,540
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --                --          172,516           150,891
   Net transfers (including fixed
     account)......................            (102)             (477)        (350,144)            34,676
   Contract charges................            (382)             (472)         (81,663)         (104,892)
   Transfers for contract benefits
     and terminations..............          (3,002)          (18,828)        (836,020)         (926,169)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (3,486)          (19,777)      (1,095,311)         (845,494)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............              378           (9,743)          820,458           693,046
NET ASSETS:
   Beginning of period.............           62,060            71,803       16,028,724        15,335,678
                                     ---------------  ----------------  ---------------  ----------------
   End of period...................  $        62,438  $         62,060  $    16,849,182  $     16,028,724
                                     ===============  ================  ===============  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       649,767  $        731,414  $        46,039   $        23,499
   Net realized gains (losses).....           43,715         (175,498)          208,313           351,094
   Change in unrealized gains
     (losses) on investments.......          690,187         1,872,606         (52,871)           139,253
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,383,669         2,428,522          201,481           513,846
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           35,764           264,284            1,205            25,037
   Net transfers (including fixed
     account)......................          279,637         (341,359)           14,839            25,865
   Contract charges................        (110,120)         (146,033)         (16,416)          (24,281)
   Transfers for contract benefits
     and terminations..............      (1,450,923)       (1,946,516)        (242,435)         (251,699)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,245,642)       (2,169,624)        (242,807)         (225,078)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          138,027           258,898         (41,326)           288,768
NET ASSETS:
   Beginning of period.............       21,429,895        21,170,997        3,942,631         3,653,863
                                     ---------------  ----------------  ---------------   ---------------
   End of period...................  $    21,567,922  $     21,429,895  $     3,901,305   $     3,942,631
                                     ===============  ================  ===============   ===============

                                                  FTVIPT                            FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP          TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER        SEPTEMBER        DECEMBER
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (18,370)  $      (18,051)  $       151,885  $        23,664
   Net realized gains (losses).....          292,115          541,446         (42,614)           40,396
   Change in unrealized gains
     (losses) on investments.......        (136,013)          377,639        1,272,016          555,586
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          137,732          901,034        1,381,287          619,646
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           37,180           40,777           41,634           45,642
   Net transfers (including fixed
     account)......................           41,990        (133,080)        (214,817)          275,198
   Contract charges................         (21,076)         (26,942)         (64,809)         (85,558)
   Transfers for contract benefits
     and terminations..............        (122,409)        (221,322)        (751,253)        (703,935)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (64,315)        (340,567)        (989,245)        (468,653)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           73,417          560,467          392,042          150,993
NET ASSETS:
   Beginning of period.............        3,903,614        3,343,147       11,685,523       11,534,530
                                     ---------------  ---------------  ---------------  ---------------
   End of period...................  $     3,977,031  $     3,903,614  $    12,077,565  $    11,685,523
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                     ---------------------------------
                                         SEPTEMBER        DECEMBER
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (114,298)   $     (147,218)
   Net realized gains (losses).....         (16,667)         (153,249)
   Change in unrealized gains
     (losses) on investments.......          434,227           459,013
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          303,262           158,546
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           26,416           188,764
   Net transfers (including fixed
     account)......................          173,716           299,547
   Contract charges................         (70,394)          (95,748)
   Transfers for contract benefits
     and terminations..............        (462,628)         (815,793)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (332,890)         (423,230)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............         (29,628)         (264,684)
NET ASSETS:
   Beginning of period.............       11,126,544        11,391,228
                                     ---------------   ---------------
   End of period...................  $    11,096,916   $    11,126,544
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                       INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER       DECEMBER
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        76,049  $         47,972  $        26,621  $      (15,449)
   Net realized gains (losses)......          650,989           778,823          222,520          113,701
   Change in unrealized gains
     (losses) on investments........          364,060         1,419,079        1,472,840        (298,445)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,091,098         2,245,874        1,721,981        (200,193)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          204,157           359,444           64,608           74,556
   Net transfers (including fixed
     account).......................           52,997         (182,027)        (164,958)          301,968
   Contract charges.................         (84,025)         (109,429)         (60,051)         (80,628)
   Transfers for contract benefits
     and terminations...............      (1,449,447)       (1,533,884)        (524,236)        (660,750)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,276,318)       (1,465,896)        (684,637)        (364,854)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (185,220)           779,978        1,037,344        (565,047)
NET ASSETS:
   Beginning of period..............       18,652,644        17,872,666        9,786,471       10,351,518
                                      ---------------  ----------------  ---------------  ---------------
   End of period....................  $    18,467,424  $     18,652,644  $    10,823,815  $     9,786,471
                                      ===============  ================  ===============  ===============

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                          SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (194,100)  $     (137,680)  $      (251,992)  $      (14,843)
   Net realized gains (losses)......           553,495        1,247,489           532,932        1,238,529
   Change in unrealized gains
     (losses) on investments........         1,642,502      (1,161,909)         2,300,890          621,594
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,001,897         (52,100)         2,581,830        1,845,280
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           295,907          576,827           287,498          962,340
   Net transfers (including fixed
     account).......................            78,846          680,298          (31,166)        (300,037)
   Contract charges.................          (62,717)         (78,189)         (123,340)        (157,093)
   Transfers for contract benefits
     and terminations...............         (991,616)      (1,776,039)       (1,178,893)      (2,226,202)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (679,580)        (597,103)       (1,045,901)      (1,720,992)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,322,317        (649,203)         1,535,929          124,288
NET ASSETS:
   Beginning of period..............        16,840,229       17,489,432        23,691,227       23,566,939
                                      ----------------  ---------------  ----------------  ---------------
   End of period....................  $     18,162,546  $    16,840,229  $     25,227,156  $    23,691,227
                                      ================  ===============  ================  ===============

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                          SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (138,259)  $       (1,300)  $        (3,332)  $       (2,600)
   Net realized gains (losses)......           692,344          427,890             6,299           25,529
   Change in unrealized gains
     (losses) on investments........         1,060,006        1,376,327            35,820         (11,280)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,614,091        1,802,917            38,787           11,649
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            65,404          388,251             8,904            6,108
   Net transfers (including fixed
     account).......................          (58,733)        (166,956)            49,264          (2,298)
   Contract charges.................          (73,240)         (95,759)             (203)            (402)
   Transfers for contract benefits
     and terminations...............       (1,878,258)      (1,323,850)          (11,311)         (31,767)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,944,827)      (1,198,314)            46,654         (28,359)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (330,736)          604,603            85,441         (16,710)
NET ASSETS:
   Beginning of period..............        14,930,164       14,325,561           216,950          233,660
                                      ----------------  ---------------  ----------------  ---------------
   End of period....................  $     14,599,428  $    14,930,164  $        302,391  $       216,950
                                      ================  ===============  ================  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                         SEPTEMBER         DECEMBER
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (5,483)  $          (690)
   Net realized gains (losses)......           15,740            15,651
   Change in unrealized gains
     (losses) on investments........           25,195            35,803
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           35,452            50,764
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              300                --
   Net transfers (including fixed
     account).......................            4,486            78,138
   Contract charges.................          (1,538)           (1,512)
   Transfers for contract benefits
     and terminations...............         (67,264)          (15,369)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (64,016)            61,257
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (28,564)           112,021
NET ASSETS:
   Beginning of period..............          461,514           349,493
                                      ---------------  ----------------
   End of period....................  $       432,950  $        461,514
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                              LMPVET CLEARBRIDGE                    LMPVET QS
                                           VARIABLE SMALL CAP GROWTH      VARIABLE CONSERVATIVE GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                           SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (48,844)  $      (60,526)  $     (18,763)  $        20,776
   Net realized gains (losses).......           90,483          248,667          35,094           56,559
   Change in unrealized gains
     (losses) on investments.........          643,859          (2,374)         173,768           58,162
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          685,498          185,767         190,099          135,497
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          145,558           90,499           1,933          135,756
   Net transfers (including fixed
     account)........................        (129,858)         (35,076)          18,417            9,499
   Contract charges..................         (24,906)         (30,394)        (15,783)         (16,978)
   Transfers for contract benefits
     and terminations................        (185,114)        (438,274)       (163,378)        (428,282)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (194,320)        (413,245)       (158,811)        (300,005)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................          491,178        (227,478)          31,288        (164,508)
NET ASSETS:
   Beginning of period...............        4,385,459        4,612,937       2,269,182        2,433,690
                                       ---------------  ---------------  --------------  ---------------
   End of period.....................  $     4,876,637  $     4,385,459  $    2,300,470  $     2,269,182
                                       ===============  ===============  ==============  ===============

                                                  LMPVET QS                          LMPVET QS
                                               VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                          SEPTEMBER         DECEMBER        SEPTEMBER        DECEMBER
                                            2017              2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (13,900)  $          (52)  $         (595)  $           232
   Net realized gains (losses).......           83,210           64,674            1,316            1,720
   Change in unrealized gains
     (losses) on investments.........           90,884           27,212            4,501            1,085
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          160,194           91,834            5,222            3,037
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............            3,092            3,466               --               40
   Net transfers (including fixed
     account)........................            3,399            8,125             (70)              137
   Contract charges..................          (2,868)          (4,699)             (40)             (62)
   Transfers for contract benefits
     and terminations................        (228,658)         (95,927)            (263)          (5,369)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (225,035)         (89,035)            (373)          (5,254)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................         (64,841)            2,799            4,849          (2,217)
NET ASSETS:
   Beginning of period...............        1,411,867        1,409,068           50,644           52,861
                                       ---------------  ---------------  ---------------  ---------------
   End of period.....................  $     1,347,026  $     1,411,867  $        55,493  $        50,644
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET                 OPPENHEIMER VA
                                        VARIABLE GLOBAL HIGH YIELD BOND        MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                          SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (93,273)  $       393,533  $      (16,053)  $      (44,856)
   Net realized gains (losses).......         (32,621)        (191,677)          409,125          229,805
   Change in unrealized gains
     (losses) on investments.........          686,376          900,004           64,789          463,640
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          560,482        1,101,860          457,861          648,589
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           51,494          181,338           13,368           24,887
   Net transfers (including fixed
     account)........................          104,368        (160,102)        (218,071)           21,289
   Contract charges..................         (45,760)         (55,993)         (25,056)         (31,275)
   Transfers for contract benefits
     and terminations................        (419,524)        (841,768)        (324,027)        (298,707)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (309,422)        (876,525)        (553,786)        (283,806)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................          251,060          225,335         (95,925)          364,783
NET ASSETS:
   Beginning of period...............        8,451,707        8,226,372        4,544,421        4,179,638
                                       ---------------  ---------------  ---------------  ---------------
   End of period.....................  $     8,702,767  $     8,451,707  $     4,448,496  $     4,544,421
                                       ===============  ===============  ===============  ===============


                                             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT
                                       --------------------------------
                                          SEPTEMBER        DECEMBER
                                            2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         3,131  $         4,609
   Net realized gains (losses).......              448              994
   Change in unrealized gains
     (losses) on investments.........            2,634            7,076
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            6,213           12,679
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --               --
   Net transfers (including fixed
     account)........................            3,599          (1,975)
   Contract charges..................            (616)            (763)
   Transfers for contract benefits
     and terminations................          (4,182)         (11,389)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          (1,199)         (14,127)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................            5,014          (1,448)
NET ASSETS:
   Beginning of period...............          119,830          121,278
                                       ---------------  ---------------
   End of period.....................  $       124,844  $       119,830
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                           PIMCO VIT LOW DURATION            PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (17)  $             39  $      (10,569)  $      (19,766)
   Net realized gains (losses)......              (3)                 5          211,062          134,159
   Change in unrealized gains
     (losses) on investments........              236              (62)         (68,883)          176,975
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              216              (18)          131,610          291,368
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --           38,677           85,256
   Net transfers (including fixed
     account).......................              602             (187)           48,804           35,654
   Contract charges.................            (359)             (410)          (8,919)         (11,089)
   Transfers for contract benefits
     and terminations...............          (2,799)           (2,343)        (102,832)        (116,118)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,556)           (2,940)         (24,270)          (6,297)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (2,340)           (2,958)          107,340          285,071
NET ASSETS:
   Beginning of period..............           62,277            65,235        2,336,394        2,051,323
                                      ---------------  ----------------  ---------------  ---------------
   End of period....................  $        59,937  $         62,277  $     2,443,734  $     2,336,394
                                      ===============  ================  ===============  ===============


                                       PIONEER VCT REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            62  $            192  $            575  $           172
   Net realized gains (losses)......              915             2,377             3,543            1,763
   Change in unrealized gains
     (losses) on investments........            (858)           (2,092)             3,793            6,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              119               477             7,911            8,051
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --                --               --
   Net transfers (including fixed
     account).......................               --                --             1,214           14,704
   Contract charges.................             (48)              (52)                --               --
   Transfers for contract benefits
     and terminations...............              (2)               (3)               (2)              (7)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             (50)              (55)             1,212           14,697
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............               69               422             9,123           22,748
NET ASSETS:
   Beginning of period..............           12,007            11,585            73,748           51,000
                                      ---------------  ----------------  ----------------  ---------------
   End of period....................  $        12,076  $         12,007  $         82,871  $        73,748
                                      ===============  ================  ================  ===============

                                                                                       RUSSELL
                                         PUTNAM VT MULTI-CAP GROWTH         GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (425)  $          (888)  $          (12)   $           252
   Net realized gains (losses)......           23,194            30,356                4               253
   Change in unrealized gains
     (losses) on investments........           20,928          (14,929)              479             (380)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           43,697            14,539              471               125
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            7,345             8,149               --                --
   Net transfers (including fixed
     account).......................          (2,494)          (15,345)               --                --
   Contract charges.................               --                --               --                --
   Transfers for contract benefits
     and terminations...............         (14,270)          (12,410)              (3)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (9,419)          (19,606)              (3)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           34,278           (5,067)              468               123
NET ASSETS:
   Beginning of period..............          212,052           217,119            7,841             7,718
                                      ---------------  ----------------  ---------------   ---------------
   End of period....................  $       246,330  $        212,052  $         8,309   $         7,841
                                      ===============  ================  ===============   ===============

                                                    RUSSELL
                                        INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                          SEPTEMBER        DECEMBER
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (38)  $           210
   Net realized gains (losses)......                23               12
   Change in unrealized gains
     (losses) on investments........             2,218            (111)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,203              111
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --
   Net transfers (including fixed
     account).......................                --               --
   Contract charges.................                --               --
   Transfers for contract benefits
     and terminations...............               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............             2,200              107
NET ASSETS:
   Beginning of period..............            11,552           11,445
                                      ----------------  ---------------
   End of period....................  $         13,752  $        11,552
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                            RUSSELL STRATEGIC BOND            RUSSELL U.S. SMALL CAP EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                          SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                            2017              2016               2017              2016
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (39)  $              51  $           (41)  $           (18)
   Net realized gains (losses)......               (8)                679                 8                 4
   Change in unrealized gains
     (losses) on investments........               665              (338)               433               637
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               618                392               400               623
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (3)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               615                390               395               619
NET ASSETS:
   Beginning of period..............            23,697             23,307             4,257             3,638
                                      ----------------  -----------------  ----------------  ----------------
   End of period....................  $         24,312  $          23,697  $          4,652  $          4,257
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                         RUSSELL U.S. STRATEGIC EQUITY             RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                          SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                            2017              2016               2017              2016
                                      ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (150)  $          (152)  $           (157)  $          (104)
   Net realized gains (losses)......             1,444             2,853              (150)               104
   Change in unrealized gains
     (losses) on investments........             4,186             1,070              1,674               680
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             5,480             3,771              1,367               680
                                      ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --               (35)              (38)
   Transfers for contract benefits
     and terminations...............               (3)               (4)              (699)           (3,706)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)               (4)              (734)           (3,744)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............             5,477             3,767                633           (3,064)
NET ASSETS:
   Beginning of period..............            45,173            41,406             13,795            16,859
                                      ----------------  ----------------  -----------------  ----------------
   End of period....................  $         50,650  $         45,173  $          14,428  $         13,795
                                      ================  ================  =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS
                           (UNAUDITED)



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Oppenheimer Variable Account Funds
Brighthouse Funds Trust I ("BHFTI")*                         ("Oppenheimer VA")
Brighthouse Funds Trust II ("BHFTII")*                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of September 30, 2017:

American Funds Bond Sub-Account (a)                       BHFTI JPMorgan Global Active Allocation Sub-Account
American Funds Global Growth Sub-Account (a)              BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Global Small Capitalization                BHFTI Loomis Sayles Global Markets Sub-Account
   Sub-Account                                            BHFTI MetLife Multi-Index Targeted Risk
American Funds Growth Sub-Account                           Sub-Account
American Funds Growth-Income Sub-Account (a)              BHFTI MFS Research International Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account            BHFTI Morgan Stanley Mid Cap Growth
BHFTI Allianz Global Investors Dynamic Multi-Asset          Sub-Account (a)
   Plus Sub-Account                                       BHFTI Oppenheimer Global Equity Sub-Account
BHFTI American Funds Balanced Allocation                  BHFTI PanAgora Global Diversified Risk
   Sub-Account                                              Sub-Account
BHFTI American Funds Growth Allocation                    BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                            BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds Growth Sub-Account                   BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Moderate Allocation                  BHFTI Pyramis Managed Risk Sub-Account
   Sub-Account                                            BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account                BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies                BHFTI SSGA Growth ETF Sub-Account
   Sub-Account                                            BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account (a)                BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account        BHFTII Baillie Gifford International Stock Sub-Account
BHFTI Brighthouse Balanced Plus Sub-Account               BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)         BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse/Aberdeen Emerging Markets                 Sub-Account (a)
   Equity Sub-Account (a)                                 BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate                 Sub-Account (a)
   Sub-Account                                            BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total             BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                     BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond            BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                            BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research             Sub-Account
   Sub-Account (a)                                        BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account (a)            Company Sub-Account
BHFTI ClearBridge Aggressive Growth                       BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                          Opportunities Sub-Account (a)
BHFTI Goldman Sachs Mid Cap Value Sub-Account             BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Harris Oakmark International Sub-Account (a)        BHFTII Jennison Growth Sub-Account (a)
BHFTI Invesco Balanced-Risk Allocation                    BHFTII Loomis Sayles Small Cap Core Sub-Account
   Sub-Account                                            BHFTII Loomis Sayles Small Cap Growth
BHFTI Invesco Comstock Sub-Account                          Sub-Account
BHFTI Invesco Mid Cap Value Sub-Account (a)               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)            BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTI JPMorgan Core Bond Sub-Account                      BHFTII MetLife MSCI EAFE Index Sub-Account

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII MetLife Russell 2000 Index Sub-Account            LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account (a)
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Large Cap Value
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account
   Sub-Account (a)                                       LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Small Cap Growth Sub-Account           Sub-Account (a)
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Conservative Growth
   Sub-Account                                              Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVET QS Variable Growth Sub-Account
   Opportunities Sub-Account (a)                         LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                          Bond Sub-Account (a)
Fidelity VIP Contrafund Sub-Account (a)                  Oppenheimer VA Main Street Small Cap Sub-Account
Fidelity VIP Equity-Income Sub-Account                   PIMCO VIT High Yield Sub-Account
Fidelity VIP Mid Cap Sub-Account                         PIMCO VIT Low Duration Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   Pioneer VCT Mid Cap Value Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Pioneer VCT Real Estate Shares Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Putnam VT Equity Income Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             Putnam VT Multi-Cap Growth Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             Russell Global Real Estate Securities Sub-Account
Invesco V.I. Equity and Income Sub-Account               Russell International Developed Markets Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Russell Strategic Bond Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            Russell U.S. Small Cap Equity Sub-Account
   Sub-Account (a)                                       Russell U.S. Strategic Equity Sub-Account
LMPVET ClearBridge Variable Appreciation                 TAP 1919 Variable Socially Responsive Balanced
   Sub-Account (a)                                          Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of September 30, 2017:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
BHFTII BlackRock Large Cap Value Sub-Account
BlackRock Global Allocation V.I. Sub-Account
VIF Global Infrastructure Sub-Account

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the nine months ended September 30, 2017:

NAME CHANGES:

Former Name                                               New Name

(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Artisan International Portfolio                (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Franklin Low Duration Total Return             (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                Return Portfolio
(MIST) Met/Templeton International Bond Portfolio         (BHFTI) Brighthouse/Templeton International Bond
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                    (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                 (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                            Portfolio
(MSF) Met/Dimensional International Small Company         (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                           (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                        (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources                    (BHFTII) VanEck Global Natural Resources
   Sub-Account                                              Sub-Account
Russell Aggressive Equity Fund                            Russell U.S. Small Cap Equity Fund
Russell Core Bond Fund                                    Russell Strategic Bond Fund
Russell Multi-Style Equity Fund                           Russell U.S. Strategic Equity Fund
Russell Non-U.S. Fund                                     Russell International Developed Markets Fund
(UIF) Global Infrastructure Fund                          (VIF) Global Infrastructure Fund

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc. (VIF)

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


ADVISOR NAME CHANGE:

Former Name                                           New Name

MetLife Advisors, LLC                                 Brighthouse Investment Advisors, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2017:

     -----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     -----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     -----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     -----------------------------------------------------------------------------------------------------------------------------

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2017:

     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ---------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     ---------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFI and BHFII Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisors, LLC ("Brighthouse Advisors"), an affiliate of the Company. Brighthouse Advisors is also the investment adviser to the portfolios of the BHFI and BHFII Trusts.

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                         FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2017               SEPTEMBER 30, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Sub-Account............................        892,713         9,600,792          751,506           556,136
     American Funds Global Growth Sub-Account...................        890,961        20,520,801          884,303         2,160,782
     American Funds Global Small Capitalization Sub-Account.....        222,781         4,294,468           65,625           296,477
     American Funds Growth Sub-Account..........................        736,248        44,375,553        5,300,031         6,608,258
     American Funds Growth-Income Sub-Account...................        604,253        24,467,622        2,007,831         2,668,105
     BHFTI AB Global Dynamic Allocation Sub-Account.............     12,536,564       129,193,411        2,715,650        11,780,882
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................        361,130         3,851,164          926,224           200,944
     BHFTI American Funds Balanced Allocation Sub-Account.......     21,808,288       201,107,840       19,092,759        17,292,098
     BHFTI American Funds Growth Allocation Sub-Account.........     11,183,960        97,095,717       14,915,165        10,230,662
     BHFTI American Funds Growth Sub-Account....................      4,962,435        46,586,318        6,703,250         5,071,032
     BHFTI American Funds Moderate Allocation Sub-Account.......     11,095,028       104,268,445        7,614,695        11,167,989
     BHFTI AQR Global Risk Balanced Sub-Account.................     14,181,889       147,855,403        9,065,377         9,793,541
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....     26,211,070       259,840,403        5,479,037        20,834,883
     BHFTI BlackRock High Yield Sub-Account.....................      2,570,351        20,436,779        1,940,214         1,982,018
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........      8,736,462        96,466,607        8,205,333        11,184,104
     BHFTI Brighthouse Balanced Plus Sub-Account................     40,543,165       421,584,850       40,108,326        17,701,258
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,096,912        30,855,813        1,973,822         4,148,876
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      2,960,868        29,242,536        1,550,693         3,955,751
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        626,515         6,454,745          969,559         1,112,548
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      1,757,595        17,292,258        2,116,734         3,671,833
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        286,893         3,259,496          145,744           433,553
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        118,510         1,256,582          143,109            91,535
     BHFTI Clarion Global Real Estate Sub-Account...............      1,867,865        21,403,188        1,384,392         1,855,948
     BHFTI ClearBridge Aggressive Growth Sub-Account............      2,821,777        31,021,636        1,166,349         6,820,462
     BHFTI Goldman Sachs Mid Cap Value Sub-Account..............      1,906,330        25,028,348          676,606         2,380,699
     BHFTI Harris Oakmark International Sub-Account.............      3,665,945        52,016,001        2,361,672         9,097,084
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      4,570,777        46,919,688        8,101,099         2,349,105
     BHFTI Invesco Comstock Sub-Account.........................      2,558,349        31,223,806        2,273,528         4,307,939
     BHFTI Invesco Mid Cap Value Sub-Account....................        982,896        16,339,362          769,150         1,816,280
     BHFTI Invesco Small Cap Growth Sub-Account.................      2,025,533        27,965,138        3,529,618         2,819,430
     BHFTI JPMorgan Core Bond Sub-Account.......................      2,998,249        31,260,813        3,636,114         2,344,173
     BHFTI JPMorgan Global Active Allocation Sub-Account........      5,352,992        58,826,249        3,612,633         7,175,682
     BHFTI JPMorgan Small Cap Value Sub-Account.................        248,070         3,622,900          441,194           391,679
     BHFTI Loomis Sayles Global Markets Sub-Account.............      1,144,888        14,547,372          756,844         1,727,147
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........      3,802,975        45,013,795        6,105,554         2,068,411
     BHFTI MFS Research International Sub-Account...............      2,686,207        29,712,052          810,322         3,960,547
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............        624,036         7,460,690          169,903         1,196,067
     BHFTI Oppenheimer Global Equity Sub-Account................        179,479         3,174,683           55,192           694,769
     BHFTI PanAgora Global Diversified Risk Sub-Account.........        379,377         4,042,480        1,391,425           892,050
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      6,482,050        69,610,368        3,020,548         2,818,650
     BHFTI PIMCO Total Return Sub-Account.......................     12,136,291       142,368,259        7,212,372         6,610,895
     BHFTI Pyramis Government Income Sub-Account................      4,351,449        46,707,794        3,074,015         3,775,401
     BHFTI Pyramis Managed Risk Sub-Account.....................      1,870,449        21,197,645        7,256,238         1,665,342
     BHFTI Schroders Global Multi-Asset Sub-Account.............      2,128,241        23,830,022        2,008,652         1,580,753
     BHFTI SSGA Growth and Income ETF Sub-Account...............      7,666,096        85,251,465        4,600,548        10,049,078
     BHFTI SSGA Growth ETF Sub-Account..........................      4,191,896        47,139,367        2,306,158         5,476,386
     BHFTI T. Rowe Price Large Cap Value Sub-Account............      1,708,647        47,613,050        7,160,300         6,005,962
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      4,320,680        40,370,329        4,321,504         5,302,063
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,220,515        11,565,587          373,571         2,551,421
     BHFTII BlackRock Bond Income Sub-Account...................         81,602         8,710,118          692,519           408,165

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                        FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2017              SEPTEMBER 30, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         37,965         1,082,039           67,835           152,844
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        513,504        51,398,535       15,145,460        12,955,104
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        746,720         8,143,756        3,545,150         4,356,126
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     31,498,392       378,015,645       22,035,837        42,476,177
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     43,316,248       545,703,251       32,458,015        53,024,266
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     31,837,025       437,402,671       33,666,816        36,539,924
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         59,384        12,554,577          369,071         1,723,509
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        366,142         5,152,551          895,719         1,346,303
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,710,844        79,428,700        5,139,683         8,397,657
     BHFTII Frontier Mid Cap Growth Sub-Account.................        258,148         7,703,581          244,024         1,068,955
     BHFTII Jennison Growth Sub-Account.........................      3,171,312        39,442,069        3,633,144         7,852,758
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,176           756,610           81,296            69,976
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         41,190           455,737           54,985            50,468
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,673,077        18,220,627        2,173,161           756,339
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        451,295         7,221,633        1,831,039           992,100
     BHFTII MetLife MSCI EAFE Index Sub-Account.................        540,490         6,420,292        1,225,912           763,012
     BHFTII MetLife Russell 2000 Index Sub-Account..............        547,386         9,248,767        1,377,838           947,578
     BHFTII MetLife Stock Index Sub-Account.....................      1,089,416        38,370,283        4,094,880         7,487,053
     BHFTII MFS Total Return Sub-Account........................         44,822         6,413,901          739,722           754,953
     BHFTII MFS Value Sub-Account...............................      1,579,804        23,505,713        2,746,569         3,051,947
     BHFTII Neuberger Berman Genesis Sub-Account................        590,803         8,950,571        1,203,352         1,316,718
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,099,954        23,111,391        3,087,664         3,312,466
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         22,476           337,809           35,311            68,849
     BHFTII VanEck Global Natural Resources Sub-Account.........        492,816         5,702,648          923,477           326,923
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,298,631        68,858,844        4,728,639         6,223,898
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,245,191        26,886,565        2,689,499         3,236,127
     Fidelity VIP Contrafund Sub-Account........................        555,580        15,863,370        1,107,777         1,755,420
     Fidelity VIP Equity-Income Sub-Account.....................          2,747            57,353              967             4,143
     Fidelity VIP Mid Cap Sub-Account...........................        468,554        14,157,257          904,345         1,485,810
     FTVIPT Franklin Income VIP Sub-Account.....................      1,356,474        20,780,868        1,074,104         1,669,979
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        195,261         3,475,669          292,793           331,474
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        212,449         3,717,378          412,947           223,508
     FTVIPT Templeton Foreign VIP Sub-Account...................        801,277        12,094,227          365,545         1,202,907
     FTVIPT Templeton Global Bond VIP Sub-Account...............        660,138        12,020,120          165,648           576,752
     Invesco V.I. Equity and Income Sub-Account.................      1,006,948        15,158,203          923,093         1,790,925
     Invesco V.I. International Growth Sub-Account..............        283,627         7,886,967          277,000           935,010
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        648,705        13,212,312          571,703         1,203,042
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        614,251        16,635,228          249,865         1,476,233
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        762,443         9,450,408           64,064         2,147,161
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         12,517           239,355           63,745            17,526
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....         20,308           331,119            7,049            75,674
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        195,477         3,575,173          187,563           430,749
     LMPVET QS Variable Conservative Growth Sub-Account.........        142,356         1,819,263           16,921           194,501
     LMPVET QS Variable Growth Sub-Account......................         84,032         1,061,407           44,044           248,847
     LMPVET QS Variable Moderate Growth Sub-Account.............          3,484            41,272            1,113               991
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,137,544         8,951,838          105,529           508,222

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                        FOR THE NINE MONTHS ENDED
                                                                      AS OF SEPTEMBER 30, 2017             SEPTEMBER 30, 2017
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     Oppenheimer VA Main Street Small Cap Sub-Account............        178,011         3,293,414        348,166           684,265
     PIMCO VIT High Yield Sub-Account............................         15,705           112,924          6,921             4,993
     PIMCO VIT Low Duration Sub-Account..........................          5,832            59,769          1,190             3,760
     Pioneer VCT Mid Cap Value Sub-Account.......................        123,797         2,281,323        326,634           166,212
     Pioneer VCT Real Estate Shares Sub-Account..................            786             6,226          1,017               200
     Putnam VT Equity Income Sub-Account.........................          3,303            58,085          8,072             3,898
     Putnam VT Multi-Cap Growth Sub-Account......................          6,583           154,987         25,950            19,240
     Russell Global Real Estate Securities Sub-Account...........            559             7,761             71                89
     Russell International Developed Markets Sub-Account.........          1,033            10,528             93               135
     Russell Strategic Bond Sub-Account..........................          2,338            24,824            211               251
     Russell U.S. Small Cap Equity Sub-Account...................            277             3,586              2                44
     Russell U.S. Strategic Equity Sub-Account...................          2,715            40,546          1,714               506
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..            500            15,839             --               889

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                                      AMERICAN FUNDS                 AMERICAN FUNDS
                                     AMERICAN FUNDS BOND               GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                   SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER
                                     2017           2016            2017           2016            2017           2016
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........        510,982        565,472        568,974         612,272        121,273        123,980
Units issued and transferred
   from other funding options..         49,138         26,487         22,872          30,683          2,106         10,877
Units redeemed and transferred
   to other funding options....       (42,057)       (80,977)       (50,183)        (73,981)        (7,015)       (13,584)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............        518,063        510,982        541,663         568,974        116,364        121,273
                                 =============  =============  =============  ==============  =============  =============


                                                                                                      BHFTI AB GLOBAL
                                     AMERICAN FUNDS GROWTH     AMERICAN FUNDS GROWTH-INCOME         DYNAMIC ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                    SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER         SEPTEMBER      DECEMBER
                                      2017           2016           2017           2016             2017           2016
                                 -------------  -------------   -------------  -------------   -------------  -------------

Units beginning of year........        193,398        216,165         155,816        171,529      12,052,765     12,613,899
Units issued and transferred
   from other funding options..          1,251          3,988           9,797          6,251         205,670        529,895
Units redeemed and transferred
   to other funding options....       (21,155)       (26,755)        (13,576)       (21,964)       (948,886)    (1,091,029)
                                 -------------  -------------   -------------  -------------   -------------  -------------
Units end of year..............        173,494        193,398         152,037        155,816      11,309,549     12,052,765
                                 =============  =============   =============  =============   =============  =============

                                 BHFTI ALLIANZ GLOBAL INVESTORS      BHFTI AMERICAN FUNDS          BHFTI AMERICAN FUNDS
                                    DYNAMIC MULTI-ASSET PLUS          BALANCED ALLOCATION            GROWTH ALLOCATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -------------------------------  ----------------------------  ----------------------------
                                     SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER
                                       2017           2016            2017           2016           2017           2016
                                  -------------  -------------    -------------  -------------  -------------  -------------

Units beginning of year........       3,030,817      2,419,872       15,611,686     16,602,026      7,212,209      7,658,016
Units issued and transferred
   from other funding options..         846,891        950,762          639,553        861,350        628,195        295,082
Units redeemed and transferred
   to other funding options....       (227,176)      (339,817)      (1,334,804)    (1,851,690)      (761,719)      (740,889)
                                  -------------  -------------    -------------  -------------  -------------  -------------
Units end of year..............       3,650,532      3,030,817       14,916,435     15,611,686      7,078,685      7,212,209
                                  =============  =============    =============  =============  =============  =============


                                    BHFTI AMERICAN FUNDS          BHFTI AMERICAN FUNDS              BHFTI AQR GLOBAL
                                           GROWTH                  MODERATE ALLOCATION                RISK BALANCED
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                   SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER        SEPTEMBER       DECEMBER
                                     2017           2016           2017           2016            2017            2016
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      4,340,981      4,464,645      8,497,805      8,864,010      12,028,480      13,270,365
Units issued and transferred
   from other funding options..        313,391        474,133        188,306        367,705         298,880         399,413
Units redeemed and transferred
   to other funding options....      (459,010)      (597,797)      (850,927)      (733,910)       (994,679)     (1,641,298)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      4,195,362      4,340,981      7,835,184      8,497,805      11,332,681      12,028,480
                                 =============  =============  =============  =============  ==============  ==============

                                        BHFTI BLACKROCK                                             BHFTI BRIGHTHOUSE
                                  GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD       ASSET ALLOCATION 100
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER      DECEMBER       SEPTEMBER       DECEMBER       SEPTEMBER      DECEMBER
                                      2017           2016           2017            2016           2017           2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      22,869,283     24,563,596        722,071        772,951      6,274,951      6,569,734
Units issued and transferred
   from other funding options..         278,244        826,624         49,404         99,370         97,047        190,158
Units redeemed and transferred
   to other funding options....     (1,703,158)    (2,520,937)       (80,423)      (150,250)      (597,736)      (484,941)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      21,444,369     22,869,283        691,052        722,071      5,774,262      6,274,951
                                 ==============  =============  =============  =============  =============  =============


                                       BHFTI BRIGHTHOUSE             BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                         BALANCED PLUS                SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER      DECEMBER       SEPTEMBER       DECEMBER      SEPTEMBER       DECEMBER
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      32,202,037     32,062,067      1,246,908      1,419,455      3,035,429      3,357,805
Units issued and transferred
   from other funding options..       1,808,434      2,536,592         60,389         80,013        199,265        276,918
Units redeemed and transferred
   to other funding options....     (1,955,710)    (2,396,622)      (175,897)      (252,560)      (411,891)      (599,294)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      32,054,761     32,202,037      1,131,400      1,246,908      2,822,803      3,035,429
                                 ==============  =============  =============  =============  =============  =============

                                   BHFTI BRIGHTHOUSE/EATON      BHFTI BRIGHTHOUSE/FRANKLIN      BHFTI BRIGHTHOUSE/TEMPLETON
                                     VANCE FLOATING RATE         LOW DURATION TOTAL RETURN          INTERNATIONAL BOND
                                         SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ------------------------------
                                   SEPTEMBER       DECEMBER       SEPTEMBER      DECEMBER        SEPTEMBER       DECEMBER
                                     2017            2016           2017           2016            2017            2016
                                 -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year........        572,091        646,450      1,865,856       1,944,003         250,541         239,083
Units issued and transferred
   from other funding options..         78,935         89,915        250,773         351,561          17,632          37,563
Units redeemed and transferred
   to other funding options....      (104,464)      (164,274)      (413,489)       (429,708)        (37,382)        (26,105)
                                 -------------  -------------  -------------  --------------  --------------  --------------
Units end of year..............        546,562        572,091      1,703,140       1,865,856         230,791         250,541
                                 =============  =============  =============  ==============  ==============  ==============




                                 BHFTI BRIGHTHOUSE/WELLINGTON        BHFTI CLARION GLOBAL             BHFTI CLEARBRIDGE
                                      LARGE CAP RESEARCH                  REAL ESTATE                 AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                   SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER
                                     2017            2016            2017            2016            2017           2016
                                 -------------  -------------   --------------  --------------  --------------  -------------

Units beginning of year........         96,070        105,203        1,243,407       1,380,633       3,226,408      3,593,923
Units issued and transferred
   from other funding options..          3,413          3,973           95,345          86,168         116,729        275,029
Units redeemed and transferred
   to other funding options....        (4,247)       (13,106)        (148,996)       (223,394)       (443,223)      (642,544)
                                 -------------  -------------   --------------  --------------  --------------  -------------
Units end of year..............         95,236         96,070        1,189,756       1,243,407       2,899,914      3,226,408
                                 =============  =============   ==============  ==============  ==============  =============




               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                        BHFTI GOLDMAN                  BHFTI HARRIS                 BHFTI INVESCO
                                     SACHS MID CAP VALUE           OAKMARK INTERNATIONAL      BALANCED-RISK ALLOCATION
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER      SEPTEMBER      DECEMBER
                                     2017           2016            2017           2016          2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        998,992      1,091,026      2,141,065      2,327,027     35,997,671     32,854,167
Units issued and transferred
   from other funding options..         47,397         66,185        104,172        240,614      4,881,970      7,582,770
Units redeemed and transferred
   to other funding options....      (116,371)      (158,219)      (346,929)      (426,576)    (3,431,471)    (4,439,266)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        930,018        998,992      1,898,308      2,141,065     37,448,170     35,997,671
                                 =============  =============  =============  =============  =============  =============


                                                                                                      BHFTI INVESCO
                                   BHFTI INVESCO COMSTOCK       BHFTI INVESCO MID CAP VALUE         SMALL CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER       SEPTEMBER       DECEMBER        SEPTEMBER     DECEMBER
                                     2017           2016           2017            2016            2017          2016
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,194,769      2,440,674        514,649         541,952        924,203      1,002,342
Units issued and transferred
   from other funding options..         77,338        120,916         34,990          47,796         47,431         77,251
Units redeemed and transferred
   to other funding options....      (274,467)      (366,821)       (60,960)        (75,099)      (108,430)      (155,390)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............      1,997,640      2,194,769        488,679         514,649        863,204        924,203
                                 =============  =============  =============  ==============  =============  =============

                                                                       BHFTI JPMORGAN                BHFTI JPMORGAN
                                   BHFTI JPMORGAN CORE BOND       GLOBAL ACTIVE ALLOCATION           SMALL CAP VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                   SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER      SEPTEMBER       DECEMBER
                                     2017            2016            2017           2016          2017            2016
                                 -------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........      2,700,472       2,699,320     50,757,669     47,107,126        190,834         214,127
Units issued and transferred
   from other funding options..        383,411         500,730      3,044,701      9,554,548         11,751           6,755
Units redeemed and transferred
   to other funding options....      (299,701)       (499,578)    (6,640,587)    (5,904,005)       (18,653)        (30,048)
                                 -------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............      2,784,182       2,700,472     47,161,783     50,757,669        183,932         190,834
                                 =============  ==============  =============  =============  =============  ==============


                                         BHFTI LOOMIS                  BHFTI METLIFE              BHFTI MFS RESEARCH
                                     SAYLES GLOBAL MARKETS       MULTI-INDEX TARGETED RISK           INTERNATIONAL
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                   SEPTEMBER       DECEMBER       SEPTEMBER     DECEMBER       SEPTEMBER       DECEMBER
                                     2017            2016           2017          2016           2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,036,206      1,142,649     29,527,314     25,386,319      2,049,260      2,153,196
Units issued and transferred
   from other funding options..         45,503         82,703      3,784,623      7,930,108         45,822        160,130
Units redeemed and transferred
   to other funding options....      (102,323)      (189,146)    (2,075,150)    (3,789,113)      (246,102)      (264,066)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        979,386      1,036,206     31,236,787     29,527,314      1,848,980      2,049,260
                                 =============  =============  =============  =============  =============  =============

                                    BHFTI MORGAN STANLEY            BHFTI OPPENHEIMER              BHFTI PANAGORA
                                       MID CAP GROWTH                 GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER     DECEMBER        SEPTEMBER     DECEMBER        SEPTEMBER     DECEMBER
                                      2017          2016            2017          2016            2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        600,877        594,647        154,613        164,302      3,240,050        904,034
Units issued and transferred
   from other funding options..         18,749         70,252          1,152         10,100      1,412,694      3,204,151
Units redeemed and transferred
   to other funding options....       (65,709)       (64,022)       (22,397)       (19,789)      (921,964)      (868,135)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        553,917        600,877        133,368        154,613      3,730,780      3,240,050
                                 =============  =============  =============  =============  =============  =============


                                     BHFTI PIMCO INFLATION                                           BHFTI PYRAMIS
                                        PROTECTED BOND           BHFTI PIMCO TOTAL RETURN          GOVERNMENT INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                   SEPTEMBER       DECEMBER      SEPTEMBER       DECEMBER      SEPTEMBER       DECEMBER
                                     2017            2016          2017            2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      4,421,076      4,837,263      7,773,045      8,485,580      4,300,993      4,341,821
Units issued and transferred
   from other funding options..        399,683        318,166        635,912        717,566        338,723        495,474
Units redeemed and transferred
   to other funding options....      (400,888)      (734,353)      (683,573)    (1,430,101)      (451,243)      (536,302)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      4,419,871      4,421,076      7,725,384      7,773,045      4,188,473      4,300,993
                                 =============  =============  =============  =============  =============  =============

                                        BHFTI PYRAMIS               BHFTI SCHRODERS            BHFTI SSGA GROWTH AND
                                        MANAGED RISK              GLOBAL MULTI-ASSET                INCOME ETF
                                         SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                 ---------------------------  ---------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER      SEPTEMBER      DECEMBER      SEPTEMBER       DECEMBER
                                     2017           2016          2017           2016          2017            2016
                                 -------------  ------------  -------------  ------------  -------------  -------------

Units beginning of year........      1,364,876     1,488,949     19,337,757    19,308,600      6,009,768      6,361,369
Units issued and transferred
   from other funding options..        630,511       356,015      1,546,579     2,012,624        214,825        179,322
Units redeemed and transferred
   to other funding options....      (182,796)     (480,088)    (1,620,622)   (1,983,467)      (654,665)      (530,923)
                                 -------------  ------------  -------------  ------------  -------------  -------------
Units end of year..............      1,812,591     1,364,876     19,263,714    19,337,757      5,569,928      6,009,768
                                 =============  ============  =============  ============  =============  =============




                                                                    BHFTI T. ROWE PRICE          BHFTI T. ROWE PRICE
                                    BHFTI SSGA GROWTH ETF             LARGE CAP VALUE              MID CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER     DECEMBER        SEPTEMBER     DECEMBER        SEPTEMBER     DECEMBER
                                      2017          2016            2017          2016            2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,297,259      3,576,953        712,260        822,870      2,347,030      2,528,906
Units issued and transferred
   from other funding options..         64,487        123,959         30,768         49,449         64,308        223,958
Units redeemed and transferred
   to other funding options....      (334,988)      (403,653)       (81,090)      (160,059)      (281,882)      (405,834)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,026,758      3,297,259        661,938        712,260      2,129,456      2,347,030
                                 =============  =============  =============  =============  =============  =============




               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                        BHFTII BAILLIE                BHFTII BLACKROCK               BHFTII BLACKROCK
                                     GIFFORD INTERNATIONAL               BOND INCOME               CAPITAL APPRECIATION
                                       STOCK SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                    SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER       SEPTEMBER       DECEMBER
                                      2017           2016            2017           2016           2017            2016
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,150,477       1,261,509         139,016        143,286         89,036         87,289
Units issued and transferred
   from other funding options..         38,752         126,398          10,480         14,738          1,798          5,306
Units redeemed and transferred
   to other funding options....      (184,821)       (237,430)         (8,863)       (19,008)        (5,756)        (3,559)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,004,408       1,150,477         140,633        139,016         85,078         89,036
                                 =============  ==============  ==============  =============  =============  =============


                                       BHFTII BLACKROCK              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                     ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20            ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                    SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER
                                      2017           2016            2017           2016            2017           2016
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........       5,048,494      5,175,195        621,725         528,487      25,163,031     27,623,837
Units issued and transferred
   from other funding options..       2,287,516      3,004,996        250,409         427,846         408,104        760,174
Units redeemed and transferred
   to other funding options....     (1,762,658)    (3,131,697)      (300,597)       (334,608)     (2,655,931)    (3,220,980)
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............       5,573,352      5,048,494        571,537         621,725      22,915,204     25,163,031
                                 ==============  =============  =============  ==============  ==============  =============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80               MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                    SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER       SEPTEMBER       DECEMBER
                                      2017            2016            2017            2016           2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      33,270,831      35,981,037      25,900,408     28,152,718         649,443         727,452
Units issued and transferred
   from other funding options..         646,211         791,627         469,045        707,382          34,673          37,873
Units redeemed and transferred
   to other funding options....     (3,209,783)     (3,501,833)     (2,114,515)    (2,959,692)        (88,865)       (115,882)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      30,707,259      33,270,831      24,254,938     25,900,408         595,251         649,443
                                 ==============  ==============  ==============  =============  ==============  ==============


                                       BHFTII BRIGHTHOUSE/            BHFTII BRIGHTHOUSE/
                                    DIMENSIONAL INTERNATIONAL       WELLINGTON CORE EQUITY              BHFTII FRONTIER
                                          SMALL COMPANY                  OPPORTUNITIES                  MID CAP GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                    SEPTEMBER       DECEMBER       SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                      2017            2016           2017            2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         240,869         260,140      3,460,828       3,429,684         408,397         451,369
Units issued and transferred
   from other funding options..          26,914          25,929         93,989         582,890           4,724          25,928
Units redeemed and transferred
   to other funding options....        (57,761)        (45,200)      (370,007)       (551,746)        (47,645)        (68,900)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         210,022         240,869      3,184,810       3,460,828         365,476         408,397
                                 ==============  ==============  =============  ==============  ==============  ==============

                                                                      BHFTII LOOMIS                  BHFTII LOOMIS
                                    BHFTII JENNISON GROWTH        SAYLES SMALL CAP CORE         SAYLES SMALL CAP GROWTH
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER      DECEMBER      SEPTEMBER      DECEMBER        SEPTEMBER     DECEMBER
                                      2017           2016          2017           2016            2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,215,010      2,402,666         13,831         14,846         25,557         28,005
Units issued and transferred
   from other funding options..         28,841        158,936            511            996          1,434          1,932
Units redeemed and transferred
   to other funding options....      (326,966)      (346,592)        (1,085)        (2,011)        (2,316)        (4,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,916,885      2,215,010         13,257         13,831         24,675         25,557
                                 =============  =============  =============  =============  =============  =============


                                       BHFTII METLIFE                 BHFTII METLIFE                BHFTII METLIFE
                                    AGGREGATE BOND INDEX            MID CAP STOCK INDEX             MSCI EAFE INDEX
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER      SEPTEMBER       DECEMBER
                                     2017           2016            2017           2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,077,178        897,469        252,724        259,569        469,663        491,903
Units issued and transferred
   from other funding options..        161,157        382,232         49,818         55,713         84,093         51,144
Units redeemed and transferred
   to other funding options....       (88,910)      (202,523)       (38,174)       (62,558)       (58,703)       (73,384)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,149,425      1,077,178        264,368        252,724        495,053        469,663
                                 =============  =============  =============  =============  =============  =============

                                        BHFTII METLIFE
                                      RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX      BHFTII MFS TOTAL RETURN
                                          SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                   SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER      SEPTEMBER       DECEMBER
                                     2017            2016            2017           2016          2017            2016
                                 -------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year........        361,122         392,896      2,397,621      2,448,388        126,252         140,275
Units issued and transferred
   from other funding options..         36,605          43,416        141,932        380,697          4,224           6,080
Units redeemed and transferred
   to other funding options....       (36,087)        (75,190)      (368,317)      (431,464)       (12,034)        (20,103)
                                 -------------  --------------  -------------  -------------  -------------  --------------
Units end of year..............        361,640         361,122      2,171,236      2,397,621        118,442         126,252
                                 =============  ==============  =============  =============  =============  ==============


                                                                           BHFTII                     BHFTII T. ROWE
                                        BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS        PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                    SEPTEMBER       DECEMBER       SEPTEMBER     DECEMBER        SEPTEMBER       DECEMBER
                                      2017            2016           2017          2016            2017            2016
                                 --------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........         920,511        954,325        467,759        518,912       1,195,673      1,214,561
Units issued and transferred
   from other funding options..          49,363        176,162         20,495         34,517         108,477        233,921
Units redeemed and transferred
   to other funding options....       (119,646)      (209,976)       (56,950)       (85,670)       (188,135)      (252,809)
                                 --------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............         850,228        920,511        431,304        467,759       1,116,015      1,195,673
                                 ==============  =============  =============  =============  ==============  =============


               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                                                                         BHFTII
                                        BHFTII T. ROWE                 BHFTII VANECK            WESTERN ASSET MANAGEMENT
                                    PRICE SMALL CAP GROWTH       GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                    SEPTEMBER      DECEMBER       SEPTEMBER       DECEMBER      SEPTEMBER       DECEMBER
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........          14,995         16,556        364,533        482,930      2,294,873            700
Units issued and transferred
   from other funding options..             142            526        103,110         77,357        136,455      2,493,692
Units redeemed and transferred
   to other funding options....         (1,839)        (2,087)       (41,997)      (195,754)      (243,925)      (199,519)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............          13,298         14,995        425,646        364,533      2,187,403      2,294,873
                                 ==============  =============  =============  =============  =============  =============


                                             BHFTII
                                    WESTERN ASSET MANAGEMENT
                                         U.S. GOVERNMENT           FIDELITY VIP CONTRAFUND     FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                    SEPTEMBER       DECEMBER       SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER
                                      2017            2016           2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........       1,530,869       1,586,953        401,852        401,103          2,475          3,431
Units issued and transferred
   from other funding options..         197,671         235,477         91,589         45,827             --             --
Units redeemed and transferred
   to other funding options....       (247,492)       (291,561)       (30,583)       (45,078)          (150)          (956)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............       1,481,048       1,530,869        462,858        401,852          2,325          2,475
                                 ==============  ==============  =============  =============  =============  =============

                                                                                                    FTVIPT FRANKLIN
                                    FIDELITY VIP MID CAP       FTVIPT FRANKLIN INCOME VIP          MUTUAL SHARES VIP
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER
                                     2017           2016           2017           2016            2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        249,389        263,325        346,722        384,412        122,275        129,815
Units issued and transferred
   from other funding options..          7,672         11,328          7,867         12,255          2,489          5,868
Units redeemed and transferred
   to other funding options....       (23,519)       (25,264)       (27,173)       (49,945)        (9,743)       (13,408)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        233,542        249,389        327,416        346,722        115,021        122,275
                                 =============  =============  =============  =============  =============  =============


                                         FTVIPT FRANKLIN                                             FTVIPT TEMPLETON
                                       SMALL CAP VALUE VIP       FTVIPT TEMPLETON FOREIGN VIP         GLOBAL BOND VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                    SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER       SEPTEMBER      DECEMBER
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------   -------------  -------------

Units beginning of year........         240,405         264,433        514,287        535,764         589,940        612,689
Units issued and transferred
   from other funding options..          14,138          11,386          6,794         34,413          20,397         39,098
Units redeemed and transferred
   to other funding options....        (18,204)        (35,414)       (48,018)       (55,890)        (37,300)       (61,847)
                                 --------------  --------------  -------------  -------------   -------------  -------------
Units end of year..............         236,339         240,405        473,063        514,287         573,037        589,940
                                 ==============  ==============  =============  =============   =============  =============

                                                                          INVESCO V.I.                 LMPVET CLEARBRIDGE
                                 INVESCO V.I. EQUITY AND INCOME       INTERNATIONAL GROWTH         VARIABLE AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                     SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER        SEPTEMBER       DECEMBER
                                       2017            2016            2017           2016            2017            2016
                                   -------------  -------------   -------------  --------------  --------------  --------------

Units beginning of year........          771,024        836,877         331,644         343,336         635,486         659,012
Units issued and transferred
   from other funding options..           24,864         33,662          12,714          18,442          85,666          59,190
Units redeemed and transferred
   to other funding options....         (76,249)       (99,515)        (32,465)        (30,134)        (45,578)        (82,716)
                                   -------------  -------------   -------------  --------------  --------------  --------------
Units end of year..............          719,639        771,024         311,893         331,644         675,574         635,486
                                   =============  =============   =============  ==============  ==============  ==============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                    SEPTEMBER      DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER
                                      2017           2016            2017            2016            2017           2016
                                 -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........        422,725         454,520         664,108         720,660           8,139          9,250
Units issued and transferred
   from other funding options..         38,831          28,338           6,334          32,860           2,099            672
Units redeemed and transferred
   to other funding options....       (26,696)        (60,133)        (89,286)        (89,412)           (483)        (1,783)
                                 -------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............        434,860         422,725         581,156         664,108           9,755          8,139
                                 =============  ==============  ==============  ==============  ==============  =============

                                      LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                 LMPVET QS
                                   VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                    SEPTEMBER      DECEMBER      SEPTEMBER       DECEMBER       SEPTEMBER      DECEMBER
                                      2017           2016          2017            2016           2017           2016
                                 -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year........         18,344         15,403        157,574        174,184          97,631        110,832
Units issued and transferred
   from other funding options..            266          4,633         20,439         16,909           1,118          7,317
Units redeemed and transferred
   to other funding options....        (2,687)        (1,692)       (15,388)       (33,519)         (7,594)       (20,518)
                                 -------------  -------------  -------------  -------------   -------------  -------------
Units end of year..............         15,923         18,344        162,625        157,574          91,155         97,631
                                 =============  =============  =============  =============   =============  =============


                                           LMPVET QS                    LMPVET QS            LMPVIT WESTERN ASSET VARIABLE
                                        VARIABLE GROWTH         VARIABLE MODERATE GROWTH        GLOBAL HIGH YIELD BOND
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                   SEPTEMBER       DECEMBER      SEPTEMBER      DECEMBER        SEPTEMBER     DECEMBER
                                     2017            2016          2017           2016            2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         67,986         72,554          2,494          2,766        345,252        382,235
Units issued and transferred
   from other funding options..            667          1,137             --             11         29,040         24,699
Units redeemed and transferred
   to other funding options....       (10,367)        (5,705)           (17)          (283)       (21,425)       (61,682)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         58,286         67,986          2,477          2,494        352,867        345,252
                                 =============  =============  =============  =============  =============  =============


               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                       OPPENHEIMER VA
                                    MAIN STREET SMALL CAP           PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                   SEPTEMBER      DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER      DECEMBER
                                     2017           2016            2017            2016            2017           2016
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........        144,427        154,239           5,406           6,064          4,155          4,350
Units issued and transferred
   from other funding options..          4,544          7,086             155               6             41              3
Units redeemed and transferred
   to other funding options....       (21,240)       (16,898)           (211)           (664)          (210)          (198)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............        127,731        144,427           5,350           5,406          3,986          4,155
                                 =============  =============  ==============  ==============  =============  =============



                                   PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES       PUTNAM VT EQUITY INCOME
                                          SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                 ----------------------------  -------------------------------  ------------------------------
                                    SEPTEMBER      DECEMBER        SEPTEMBER      DECEMBER         SEPTEMBER       DECEMBER
                                      2017           2016            2017           2016             2017            2016
                                 -------------  -------------    -------------  -------------   --------------  --------------

Units beginning of year........         46,933         47,288              396            397            2,546           1,969
Units issued and transferred
   from other funding options..          2,830          5,243               --             --              148             670
Units redeemed and transferred
   to other funding options....        (3,307)        (5,598)              (2)            (1)            (106)            (93)
                                 -------------  -------------    -------------  -------------   --------------  --------------
Units end of year..............         46,456         46,933              394            396            2,588           2,546
                                 =============  =============    =============  =============   ==============  ==============

                                                                        RUSSELL GLOBAL                RUSSELL INTERNATIONAL
                                   PUTNAM VT MULTI-CAP GROWTH       REAL ESTATE SECURITIES              DEVELOPED MARKETS
                                           SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                    SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year........          18,697          20,399             215             215             959              959
Units issued and transferred
   from other funding options..             608             863              --              --              --               --
Units redeemed and transferred
   to other funding options....         (1,323)         (2,565)              --              --              --               --
                                 --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..............          17,982          18,697             215             215             959              959
                                 ==============  ==============  ==============  ==============  ==============  ===============



                                     RUSSELL STRATEGIC BOND       RUSSELL U.S. SMALL CAP EQUITY   RUSSELL U.S. STRATEGIC EQUITY
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                    SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                      2017            2016            2017            2016             2017            2016
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........           1,250           1,250             206             206            2,931           2,931
Units issued and transferred
   from other funding options..              --              --              --              --               --              --
Units redeemed and transferred
   to other funding options....              --              --              --              --               --              --
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............           1,250           1,250             206             206            2,931           2,931
                                 ==============  ==============  ==============  ==============   ==============  ==============

                                               TAP 1919 VARIABLE
                                         SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                        ------------------------------
                                           SEPTEMBER       DECEMBER
                                             2017            2016
                                        --------------  --------------

Units beginning of year...............             340             437
Units issued and transferred
   from other funding options.........              --              --
Units redeemed and transferred
   to other funding options...........            (18)            (97)
                                        --------------  --------------
Units end of year.....................             322             340
                                        ==============  ==============


               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the nine months ended September 30, 2017 (Unaudited) and each of the four years ended December 31, 2016, 2015, 2014 and 2013:

                                                             AS OF
                                          -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                          ----------  ----------------  -----------
  American Funds      September 30, 2017     518,063     1.02 - 20.27     9,659,156
     Bond              December 31, 2016     510,982    17.19 - 19.73     9,328,684
     Sub-Account       December 31, 2015     565,472    16.97 - 19.35    10,165,126
                       December 31, 2014     623,582    17.21 - 19.48    11,308,400
                       December 31, 2013     621,866    16.62 - 18.68    10,869,085

  American Funds      September 30, 2017     541,663     1.16 - 57.08    25,873,439
     Global Growth     December 31, 2016     568,974    36.46 - 45.71    22,371,779
     Sub-Account       December 31, 2015     612,272    36.93 - 45.77    24,248,646
                       December 31, 2014     682,942    35.19 - 43.13    25,669,460
                       December 31, 2013     719,174    35.06 - 42.47    26,820,141

  American Funds      September 30, 2017     116,364    41.35 - 49.25     5,239,802
     Global Small      December 31, 2016     121,273    34.96 - 41.36     4,602,725
     Capitalization    December 31, 2015     123,980    34.81 - 40.82     4,660,568
     Sub-Account       December 31, 2014     130,008    35.30 - 41.02     4,933,146
                       December 31, 2013     137,218    35.14 - 40.47     5,157,246

  American Funds      September 30, 2017     173,494  272.02 - 400.60    53,863,902
     Growth            December 31, 2016     193,398  228.20 - 333.19    50,326,729
     Sub-Account       December 31, 2015     216,165  212.42 - 306.61    52,129,155
                       December 31, 2014     245,550  202.60 - 289.09    56,173,858
                       December 31, 2013     276,743  190.29 - 268.43    59,275,023

  American Funds      September 30, 2017     152,037    1.07 - 247.16    28,738,160
     Growth-Income     December 31, 2016     155,816  157.24 - 214.95    27,167,990
     Sub-Account       December 31, 2015     171,529  143.70 - 194.58    27,208,029
                       December 31, 2014     187,082  144.35 - 193.62    29,698,695
                       December 31, 2013     210,376  132.98 - 176.68    30,630,870

  BHFTI AB Global     September 30, 2017  11,309,549    13.06 - 14.16   152,946,040
     Dynamic           December 31, 2016  12,052,765    12.01 - 12.89   149,179,976
     Allocation        December 31, 2015  12,613,899    11.82 - 12.54   152,872,305
     Sub-Account       December 31, 2014  13,566,496    11.99 - 12.56   165,816,100
                       December 31, 2013  13,793,702    11.40 - 11.79   159,403,910

  BHFTI Allianz       September 30, 2017   3,650,532     1.11 - 11.48     4,160,198
     Global Investors  December 31, 2016   3,030,817      1.01 - 1.03     3,097,990
     Dynamic           December 31, 2015   2,419,872      1.01 - 1.02     2,457,753
     Multi-Asset Plus  December 31, 2014     435,600             1.04       453,097
     Sub-Account
     (Commenced
     4/28/2014)

                                                        FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  American Funds      September 30, 2017      0.53         0.95 - 1.65          2.18 - 2.73
     Bond              December 31, 2016      1.64         0.95 - 1.65          1.26 - 1.97
     Sub-Account       December 31, 2015      1.65         0.95 - 1.65      (1.37) - (0.67)
                       December 31, 2014      1.94         0.95 - 1.65          3.56 - 4.28
                       December 31, 2013      1.85         0.95 - 1.65      (3.76) - (3.08)

  American Funds      September 30, 2017      0.08         0.75 - 1.90        16.72 - 24.87
     Global Growth     December 31, 2016      0.91         0.75 - 1.90      (1.27) - (0.13)
     Sub-Account       December 31, 2015      0.98         0.75 - 1.90          4.92 - 6.14
                       December 31, 2014      1.15         0.75 - 1.90          0.39 - 1.55
                       December 31, 2013      1.24         0.75 - 1.90        26.75 - 28.21

  American Funds      September 30, 2017      0.39         0.75 - 1.65        18.26 - 19.06
     Global Small      December 31, 2016      0.25         0.75 - 1.65          0.43 - 1.34
     Capitalization    December 31, 2015        --         0.75 - 1.65      (1.38) - (0.48)
     Sub-Account       December 31, 2014      0.12         0.75 - 1.65          0.45 - 1.36
                       December 31, 2013      0.87         0.75 - 1.65        26.18 - 27.32

  American Funds      September 30, 2017      0.12         0.75 - 1.90        19.20 - 20.23
     Growth            December 31, 2016      0.76         0.75 - 1.90          7.43 - 8.67
     Sub-Account       December 31, 2015      0.58         0.75 - 1.90          4.85 - 6.06
                       December 31, 2014      0.77         0.75 - 1.90          6.47 - 7.70
                       December 31, 2013      0.93         0.75 - 1.90        27.65 - 29.13

  American Funds      September 30, 2017      0.24         0.95 - 1.90         7.32 - 14.99
     Growth-Income     December 31, 2016      1.46         0.95 - 1.90         9.42 - 10.47
     Sub-Account       December 31, 2015      1.28         0.95 - 1.90        (0.45) - 0.50
                       December 31, 2014      1.26         0.95 - 1.90          8.55 - 9.59
                       December 31, 2013      1.35         0.95 - 1.90        30.99 - 32.24

  BHFTI AB Global     September 30, 2017      1.48         0.75 - 2.00          6.40 - 9.83
     Dynamic           December 31, 2016      1.59         0.75 - 2.00          1.54 - 2.82
     Allocation        December 31, 2015      3.26         0.75 - 2.00      (1.41) - (0.17)
     Sub-Account       December 31, 2014      1.94         0.75 - 2.00          5.22 - 6.55
                       December 31, 2013      1.26         0.75 - 2.00         8.95 - 10.32

  BHFTI Allianz       September 30, 2017      1.57         0.95 - 2.00         7.39 - 10.82
     Global Investors  December 31, 2016      0.05         1.15 - 2.00        (0.02) - 0.83
     Dynamic           December 31, 2015      1.44         1.15 - 2.00      (2.94) - (2.12)
     Multi-Asset Plus  December 31, 2014      0.88         1.30 - 2.00          3.95 - 4.44
     Sub-Account
     (Commenced
     4/28/2014)

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                          -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO         NET
                                             UNITS       HIGHEST ($)    ASSETS ($)
                                          ----------  ---------------  ------------
  BHFTI American      September 30, 2017  14,916,435    14.38 - 15.87   222,444,521
     Funds Balanced    December 31, 2016  15,611,686    12.96 - 14.20   209,263,299
     Allocation        December 31, 2015  16,602,026    12.26 - 13.19   209,463,986
     Sub-Account       December 31, 2014  17,609,124    12.59 - 13.41   227,310,122
                       December 31, 2013  18,034,572    12.10 - 12.78   222,907,253

  BHFTI American      September 30, 2017   7,078,685    14.95 - 16.13   109,267,290
     Funds Growth      December 31, 2016   7,212,209    13.13 - 14.08    97,519,287
     Allocation        December 31, 2015   7,658,016    12.29 - 13.07    96,555,654
     Sub-Account       December 31, 2014   7,946,552    12.63 - 13.32   102,586,064
                       December 31, 2013   8,656,999    12.10 - 12.67   106,729,414

  BHFTI American      September 30, 2017   4,195,362     1.10 - 18.64    52,403,294
     Funds Growth      December 31, 2016   4,340,981     1.55 - 15.60    46,939,814
     Sub-Account       December 31, 2015   4,464,645     1.44 - 14.48    46,911,838
                       December 31, 2014   4,458,269     1.37 - 13.78    49,790,311
                       December 31, 2013   4,659,735     1.29 - 12.90    54,735,692

  BHFTI American      September 30, 2017   7,835,184    13.67 - 15.09   110,839,309
     Funds Moderate    December 31, 2016   8,497,805    12.62 - 13.83   110,700,622
     Allocation        December 31, 2015   8,864,010    12.03 - 12.94   109,590,218
     Sub-Account       December 31, 2014   9,369,175    12.35 - 13.16   118,528,940
                       December 31, 2013  10,005,715    11.87 - 12.53   121,231,509

  BHFTI AQR           September 30, 2017  11,332,681    10.20 - 11.75   127,211,503
     Global Risk       December 31, 2016  12,028,480     9.79 - 11.23   129,696,803
     Balanced          December 31, 2015  13,270,365     9.10 - 10.38   133,212,455
     Sub-Account       December 31, 2014  14,582,265    10.20 - 11.57   164,216,972
                       December 31, 2013  15,825,730    10.84 - 11.21   173,901,364

  BHFTI BlackRock     September 30, 2017  21,444,369    12.41 - 13.45   275,478,315
     Global Tactical   December 31, 2016  22,869,283    11.47 - 12.31   270,299,765
     Strategies        December 31, 2015  24,563,596    11.20 - 11.88   281,948,937
     Sub-Account       December 31, 2014  25,901,164    11.44 - 11.98   301,995,802
                       December 31, 2013  26,722,304    11.02 - 11.40   298,572,740

  BHFTI BlackRock     September 30, 2017     691,052    26.50 - 34.13    19,759,384
     High Yield        December 31, 2016     722,071    25.15 - 32.10    19,527,426
     Sub-Account       December 31, 2015     772,951    22.50 - 28.38    18,646,696
                       December 31, 2014     784,188    23.91 - 29.80    20,028,907
                       December 31, 2013     804,511    23.60 - 29.06    20,176,319

  BHFTI Brighthouse   September 30, 2017   5,774,262    18.34 - 21.41   109,904,679
     Asset             December 31, 2016   6,274,951    15.95 - 18.46   103,693,356
     Allocation 100    December 31, 2015   6,569,734    14.93 - 17.07   101,280,110
     Sub-Account       December 31, 2014   6,982,685    15.53 - 17.55   111,647,826
                       December 31, 2013   7,235,066    15.07 - 16.82   111,921,362

  BHFTI Brighthouse   September 30, 2017  32,054,761    13.91 - 15.07   462,192,055
     Balanced          December 31, 2016  32,202,037    12.46 - 13.38   414,260,098
     Plus Sub-Account  December 31, 2015  32,062,067    11.73 - 12.44   386,091,562
                       December 31, 2014  31,843,378    12.48 - 13.07   405,567,745
                       December 31, 2013  30,567,644    11.61 - 12.01   360,242,427

                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTI American      September 30, 2017      1.50         0.90 - 1.95          6.70 - 11.80
     Funds Balanced    December 31, 2016      1.61         0.90 - 1.95           5.73 - 6.84
     Allocation        December 31, 2015      1.39         1.00 - 1.95       (2.62) - (1.69)
     Sub-Account       December 31, 2014      1.26         1.00 - 1.95           4.00 - 4.99
                       December 31, 2013      1.35         1.00 - 1.95         16.24 - 17.35

  BHFTI American      September 30, 2017      1.25         1.15 - 1.95         13.88 - 14.56
     Funds Growth      December 31, 2016      1.30         1.15 - 1.95           6.85 - 7.71
     Allocation        December 31, 2015      1.31         1.15 - 1.95       (2.67) - (1.89)
     Sub-Account       December 31, 2014      1.04         1.15 - 1.95           4.33 - 5.17
                       December 31, 2013      1.01         1.15 - 1.95         22.69 - 23.68

  BHFTI American      September 30, 2017      0.40         0.95 - 1.95         10.61 - 19.85
     Funds Growth      December 31, 2016      0.30         0.95 - 1.95           6.99 - 8.07
     Sub-Account       December 31, 2015      0.87         0.95 - 2.00           4.38 - 5.48
                       December 31, 2014      0.56         0.95 - 2.00           6.04 - 7.16
                       December 31, 2013      0.45         0.95 - 2.00         11.27 - 28.11

  BHFTI American      September 30, 2017      1.77         0.90 - 1.95           5.21 - 9.15
     Funds Moderate    December 31, 2016      1.90         0.90 - 1.95           4.95 - 6.05
     Allocation        December 31, 2015      1.48         1.00 - 1.95       (2.64) - (1.71)
     Sub-Account       December 31, 2014      1.46         1.00 - 1.95           4.05 - 5.04
                       December 31, 2013      1.64         1.00 - 1.95         11.33 - 12.39

  BHFTI AQR           September 30, 2017      1.70         0.75 - 2.00           2.31 - 4.64
     Global Risk       December 31, 2016        --         0.75 - 2.00           6.80 - 8.15
     Balanced          December 31, 2015      5.49         0.75 - 2.00     (11.36) - (10.25)
     Sub-Account       December 31, 2014        --         0.75 - 2.00           1.94 - 3.22
                       December 31, 2013      2.03         0.75 - 2.00       (5.30) - (4.11)

  BHFTI BlackRock     September 30, 2017      0.67         0.75 - 2.00           6.26 - 9.24
     Global Tactical   December 31, 2016      1.45         0.75 - 2.00           2.36 - 3.65
     Strategies        December 31, 2015      1.56         0.75 - 2.00       (2.09) - (0.85)
     Sub-Account       December 31, 2014      1.12         0.75 - 2.00           3.82 - 5.12
                       December 31, 2013      1.33         0.75 - 2.00           8.12 - 9.48

  BHFTI BlackRock     September 30, 2017      5.33         0.75 - 1.95           5.38 - 6.33
     High Yield        December 31, 2016      6.56         0.75 - 1.95         11.78 - 13.13
     Sub-Account       December 31, 2015      7.82         0.75 - 1.95       (5.90) - (4.76)
                       December 31, 2014      5.91         0.75 - 1.95           1.30 - 2.52
                       December 31, 2013      6.57         0.75 - 1.95           7.22 - 8.52

  BHFTI Brighthouse   September 30, 2017      1.25         0.75 - 1.95          8.82 - 15.98
     Asset             December 31, 2016      2.25         0.75 - 1.95           6.87 - 8.16
     Allocation 100    December 31, 2015      1.29         0.75 - 1.95       (3.90) - (2.74)
     Sub-Account       December 31, 2014      0.71         0.75 - 1.95           3.06 - 4.30
                       December 31, 2013      0.74         0.75 - 1.95         27.01 - 28.54

  BHFTI Brighthouse   September 30, 2017      1.57         0.75 - 2.00          7.27 - 12.63
     Balanced          December 31, 2016      2.85         0.75 - 2.00           6.22 - 7.56
     Plus Sub-Account  December 31, 2015      2.10         0.75 - 2.00       (5.99) - (4.80)
                       December 31, 2014      1.75         0.75 - 2.00           7.48 - 8.83
                       December 31, 2013      1.19         0.75 - 2.00         12.10 - 13.51

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                          ------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          -----------  ---------------  ------------
  BHFTI Brighthouse   September 30, 2017    1,131,400    28.28 - 40.10    33,551,110
     Small Cap         December 31, 2016    1,246,908    27.04 - 38.11    35,260,895
     Value             December 31, 2015    1,419,455    20.86 - 29.38    31,073,203
     Sub-Account       December 31, 2014    1,597,062    22.50 - 31.43    37,535,474
                       December 31, 2013    1,707,562    22.57 - 31.26    40,127,411

  BHFTI Brighthouse/  September 30, 2017    2,822,803    10.84 - 21.79    31,918,891
     Aberdeen          December 31, 2016    3,035,429     8.99 - 17.98    28,401,374
     Emerging          December 31, 2015    3,357,805     8.18 - 16.30    28,620,864
     Markets Equity    December 31, 2014    3,225,968     9.69 - 19.15    32,387,503
     Sub-Account       December 31, 2013    3,387,604    10.57 - 20.71    36,989,991

  BHFTI Brighthouse/  September 30, 2017      546,562    11.38 - 11.94     6,371,651
     Eaton Vance       December 31, 2016      572,091    11.24 - 11.74     6,579,290
     Floating Rate     December 31, 2015      646,450    10.49 - 10.89     6,913,321
     Sub-Account       December 31, 2014      665,094    10.79 - 11.12     7,288,213
                       December 31, 2013      661,350    10.92 - 11.18     7,309,174

  BHFTI Brighthouse/  September 30, 2017    1,703,140     9.64 - 10.41    16,802,589
     Franklin Low      December 31, 2016    1,865,856     9.65 - 10.34    18,374,563
     Duration          December 31, 2015    1,944,003     9.55 - 10.10    18,863,103
     Total Return      December 31, 2014    1,961,909     9.79 - 10.24    19,463,215
     Sub-Account       December 31, 2013    1,990,662     9.88 - 10.21    19,867,002

  BHFTI Brighthouse/  September 30, 2017      230,791    12.22 - 13.47     2,911,949
     Templeton         December 31, 2016      250,541    12.15 - 13.27     3,137,808
     International     December 31, 2015      239,083    12.27 - 13.25     3,012,995
     Bond              December 31, 2014      257,798    13.05 - 13.93     3,439,582
     Sub-Account       December 31, 2013      286,308    13.15 - 13.88     3,831,643

  BHFTI               September 30, 2017       95,236    18.06 - 21.88     1,783,156
     Brighthouse/      December 31, 2016       96,070    15.84 - 19.04     1,568,356
     Wellington Large  December 31, 2015      105,203    14.91 - 17.73     1,619,820
     Cap Research      December 31, 2014      112,370    14.55 - 17.11     1,689,615
     Sub-Account       December 31, 2013      139,585    13.05 - 15.20     1,874,253

  BHFTI Clarion       September 30, 2017    1,189,756    17.67 - 34.46    22,078,541
     Global            December 31, 2016    1,243,407    16.97 - 32.91    22,088,790
     Real Estate       December 31, 2015    1,380,633    17.15 - 33.00    24,715,483
     Sub-Account       December 31, 2014    1,509,948    17.74 - 33.88    27,853,608
                       December 31, 2013    1,369,048    15.97 - 30.22    22,504,429

  BHFTI ClearBridge   September 30, 2017    2,899,914   13.89 - 234.51    49,310,354
     Aggressive        December 31, 2016    3,226,408   12.19 - 205.91    48,322,641
     Growth            December 31, 2015    3,593,923   12.04 - 203.07    53,015,802
     Sub-Account       December 31, 2014    3,679,440   12.71 - 214.41    57,875,892
                       December 31, 2013    3,216,416    10.84 - 18.18    40,150,681

  BHFTI Goldman       September 30, 2017      930,018    23.85 - 26.03    23,161,894
     Sachs Mid Cap     December 31, 2016      998,992    22.76 - 24.72    23,681,202
     Value             December 31, 2015    1,091,026    20.51 - 22.12    23,217,032
     Sub-Account       December 31, 2014    1,092,733    23.01 - 24.66    25,990,516
                       December 31, 2013    1,198,143    20.72 - 22.07    25,572,775

                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTI Brighthouse   September 30, 2017      0.91         1.30 - 1.95           4.59 - 5.21
     Small Cap         December 31, 2016      1.05         1.30 - 1.95         28.72 - 29.73
     Value             December 31, 2015      0.09         1.30 - 2.00       (7.28) - (6.52)
     Sub-Account       December 31, 2014      0.04         1.30 - 2.00         (0.30) - 0.55
                       December 31, 2013      0.93         1.30 - 2.00         29.83 - 30.97

  BHFTI Brighthouse/  September 30, 2017      1.10         0.75 - 1.95         13.03 - 21.63
     Aberdeen          December 31, 2016      0.97         0.75 - 1.95          9.35 - 10.67
     Emerging          December 31, 2015      1.80         0.75 - 2.00     (15.52) - (14.46)
     Markets Equity    December 31, 2014      0.85         0.75 - 2.00       (8.37) - (7.22)
     Sub-Account       December 31, 2013      1.09         0.75 - 2.00       (6.86) - (5.69)

  BHFTI Brighthouse/  September 30, 2017      3.66         1.30 - 1.95           1.18 - 1.67
     Eaton Vance       December 31, 2016      3.86         1.30 - 1.95           7.16 - 7.86
     Floating Rate     December 31, 2015      3.55         1.30 - 1.95       (2.75) - (2.12)
     Sub-Account       December 31, 2014      3.49         1.30 - 1.95       (1.21) - (0.57)
                       December 31, 2013      3.11         1.30 - 1.95           1.83 - 2.50

  BHFTI Brighthouse/  September 30, 2017      1.41         0.75 - 1.95         (0.14) - 0.76
     Franklin Low      December 31, 2016      2.90         0.75 - 1.95           1.14 - 2.36
     Duration          December 31, 2015      3.16         0.75 - 1.95       (2.54) - (1.36)
     Total Return      December 31, 2014      2.24         0.75 - 1.95         (0.89) - 0.30
     Sub-Account       December 31, 2013      1.28         0.75 - 1.95         (0.79) - 0.40

  BHFTI Brighthouse/  September 30, 2017        --         0.75 - 1.90           0.61 - 1.48
     Templeton         December 31, 2016        --         0.75 - 1.90         (1.02) - 0.12
     International     December 31, 2015      8.22         0.75 - 1.90       (5.96) - (4.88)
     Bond              December 31, 2014      4.60         0.75 - 1.90         (0.76) - 0.38
     Sub-Account       December 31, 2013      2.03         0.75 - 1.90         (0.86) - 0.28

  BHFTI               September 30, 2017      0.95         0.75 - 1.90         14.01 - 14.91
     Brighthouse/      December 31, 2016      2.30         0.75 - 1.90           6.26 - 7.38
     Wellington Large  December 31, 2015      0.78         0.75 - 1.90           2.49 - 3.63
     Cap Research      December 31, 2014      0.82         0.75 - 1.90         11.49 - 12.57
     Sub-Account       December 31, 2013      1.27         0.75 - 1.90         31.65 - 33.17

  BHFTI Clarion       September 30, 2017      3.46         0.75 - 1.95           4.12 - 5.06
     Global            December 31, 2016      2.07         0.75 - 1.95         (1.07) - 0.12
     Real Estate       December 31, 2015      3.83         0.75 - 1.95       (3.31) - (2.14)
     Sub-Account       December 31, 2014      1.34         0.75 - 1.95         11.08 - 12.42
                       December 31, 2013      6.67         0.75 - 1.95           1.55 - 2.77

  BHFTI ClearBridge   September 30, 2017      0.73         0.75 - 1.95         13.38 - 14.40
     Aggressive        December 31, 2016      0.41         0.75 - 1.95           0.70 - 1.91
     Growth            December 31, 2015      0.23         0.75 - 1.95       (5.89) - (4.75)
     Sub-Account       December 31, 2014      0.11         0.75 - 1.95         12.29 - 18.00
                       December 31, 2013      0.22         0.75 - 1.95         42.79 - 44.51

  BHFTI Goldman       September 30, 2017      1.07         1.30 - 1.95           4.79 - 5.30
     Sachs Mid Cap     December 31, 2016      0.83         1.30 - 1.95         11.00 - 11.72
     Value             December 31, 2015      0.64         1.30 - 1.95     (10.87) - (10.29)
     Sub-Account       December 31, 2014      0.55         1.30 - 1.95         11.04 - 11.77
                       December 31, 2013      0.88         1.30 - 1.95         30.09 - 30.94

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                             ------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                                UNITS       HIGHEST ($)     ASSETS ($)
                                             -----------  ---------------  ------------
  BHFTI Harris           September 30, 2017    1,898,308    28.77 - 35.11    59,594,248
  Oakmark                 December 31, 2016    2,141,065    22.76 - 27.64    53,200,132
     International        December 31, 2015    2,327,027    21.39 - 25.80    54,326,088
     Sub-Account          December 31, 2014    2,474,794    22.79 - 27.28    61,491,744
                          December 31, 2013    2,510,341    24.58 - 29.23    67,280,768

  BHFTI Invesco          September 30, 2017   37,448,170     1.15 - 11.96    44,747,876
     Balanced-Risk        December 31, 2016   35,997,671      1.11 - 1.18    40,932,716
     Allocation           December 31, 2015   32,854,167      1.01 - 1.06    33,941,121
     Sub-Account          December 31, 2014   32,215,268      1.08 - 1.12    35,248,383
                          December 31, 2013   35,442,409      1.04 - 1.06    37,262,971

  BHFTI Invesco          September 30, 2017    1,997,640    18.28 - 21.22    38,733,384
     Comstock             December 31, 2016    2,194,769    16.91 - 19.45    39,232,918
     Sub-Account          December 31, 2015    2,440,674    14.70 - 16.71    37,715,764
                          December 31, 2014    2,588,260    15.94 - 17.90    43,159,191
                          December 31, 2013    1,778,861    14.87 - 16.50    27,321,053

  BHFTI Invesco          September 30, 2017      488,679    36.08 - 45.94    19,179,030
     Mid Cap Value        December 31, 2016      514,649    35.14 - 44.34    19,601,778
     Sub-Account          December 31, 2015      541,952    30.74 - 38.68    18,139,725
                          December 31, 2014      564,878    34.45 - 42.81    21,071,080
                          December 31, 2013      563,053    32.06 - 39.34    19,432,115

  BHFTI Invesco          September 30, 2017      863,204    30.17 - 34.02    27,468,061
     Small Cap            December 31, 2016      924,203    26.06 - 29.21    25,351,404
     Growth               December 31, 2015    1,002,342    23.84 - 26.53    25,061,065
     Sub-Account          December 31, 2014    1,053,572    24.73 - 27.32    27,218,174
                          December 31, 2013    1,133,538    23.37 - 25.62    27,574,261

  BHFTI JPMorgan         September 30, 2017    2,784,182    10.70 - 11.38    30,732,045
     Core Bond            December 31, 2016    2,700,472    10.54 - 11.16    29,295,068
     Sub-Account          December 31, 2015    2,699,320    10.48 - 11.06    29,105,670
                          December 31, 2014    2,637,082    10.64 - 11.15    28,756,406
                          December 31, 2013    2,522,189    10.33 - 10.75    26,581,602

  BHFTI JPMorgan         September 30, 2017   47,161,783     1.31 - 13.66    64,128,799
     Global               December 31, 2016   50,757,669      1.19 - 1.26    62,103,751
     Active Allocation    December 31, 2015   47,107,126      1.18 - 1.24    56,797,375
     Sub-Account          December 31, 2014   45,254,100      1.19 - 1.23    54,838,087
                          December 31, 2013   39,437,506      1.14 - 1.16    45,303,210

  BHFTI JPMorgan         September 30, 2017      183,932    22.76 - 25.51     4,283,010
     Small Cap Value      December 31, 2016      190,834    22.71 - 25.26     4,424,039
     Sub-Account          December 31, 2015      214,127    17.69 - 19.50     3,859,425
                          December 31, 2014      229,294    19.43 - 21.23     4,532,724
                          December 31, 2013      243,493    18.93 - 20.49     4,678,319

  BHFTI Loomis           September 30, 2017      979,386    19.35 - 20.97    19,634,804
     Sayles Global        December 31, 2016    1,036,206    16.74 - 18.04    17,928,469
     Markets              December 31, 2015    1,142,649    16.29 - 17.44    19,177,773
     Sub-Account          December 31, 2014    1,220,864    16.41 - 17.44    20,560,388
                          December 31, 2013    1,138,622    16.18 - 17.07    18,835,631

                                                           FOR THE PERIOD ENDED
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE(2) RATIO  TOTAL(3) RETURN
                                                INCOME          LOWEST TO        LOWEST TO
                                               RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTI Harris           September 30, 2017      1.65         0.95 - 1.95        19.19 - 27.00
  Oakmark                 December 31, 2016      2.15         0.95 - 1.95          6.09 - 7.15
     International        December 31, 2015      2.97         0.95 - 1.95      (6.37) - (5.42)
     Sub-Account          December 31, 2014      2.40         0.95 - 1.95      (7.61) - (6.68)
                          December 31, 2013      2.46         0.95 - 1.95        27.97 - 29.26

  BHFTI Invesco          September 30, 2017      3.79         0.75 - 2.00          1.25 - 4.27
     Balanced-Risk        December 31, 2016      0.15         0.75 - 2.00         9.50 - 10.88
     Allocation           December 31, 2015      2.80         0.75 - 2.00      (6.10) - (4.92)
     Sub-Account          December 31, 2014        --         0.75 - 2.00          3.49 - 4.79
                          December 31, 2013        --         0.75 - 2.00        (0.16) - 1.10

  BHFTI Invesco          September 30, 2017      2.27         0.75 - 1.95          4.00 - 9.07
     Comstock             December 31, 2016      2.53         0.75 - 1.95        15.03 - 16.42
     Sub-Account          December 31, 2015      2.87         0.75 - 1.95      (7.79) - (6.67)
                          December 31, 2014      0.69         0.75 - 1.95          7.20 - 8.50
                          December 31, 2013      1.06         0.75 - 1.95        32.77 - 34.38

  BHFTI Invesco          September 30, 2017      0.93         0.75 - 1.95        (1.83) - 3.60
     Mid Cap Value        December 31, 2016      0.63         0.75 - 1.95        13.27 - 14.64
     Sub-Account          December 31, 2015      0.46         0.75 - 2.00     (10.78) - (9.66)
                          December 31, 2014      0.44         0.75 - 2.00          7.47 - 8.82
                          December 31, 2013      0.74         0.75 - 2.00        27.73 - 29.33

  BHFTI Invesco          September 30, 2017        --         1.20 - 1.95        15.80 - 16.45
     Small Cap            December 31, 2016        --         1.20 - 1.95         9.28 - 10.11
     Growth               December 31, 2015      0.01         1.20 - 1.95      (3.61) - (2.88)
     Sub-Account          December 31, 2014        --         1.20 - 1.95          5.83 - 6.62
                          December 31, 2013      0.23         1.20 - 1.95        37.47 - 38.50

  BHFTI JPMorgan         September 30, 2017      2.49         1.30 - 1.95          1.52 - 2.01
     Core Bond            December 31, 2016      2.81         1.30 - 1.95          0.26 - 0.91
     Sub-Account          December 31, 2015      2.25         1.30 - 2.00      (1.51) - (0.81)
                          December 31, 2014      1.43         1.30 - 2.00          3.01 - 3.73
                          December 31, 2013      0.28         1.30 - 2.00      (4.71) - (4.05)

  BHFTI JPMorgan         September 30, 2017      2.52         0.75 - 2.00         7.59 - 11.54
     Global               December 31, 2016      2.11         0.75 - 2.00          0.87 - 2.13
     Active Allocation    December 31, 2015      2.69         0.75 - 2.00        (1.10) - 0.14
     Sub-Account          December 31, 2014      1.12         0.75 - 2.00          4.86 - 6.18
                          December 31, 2013      0.07         0.75 - 1.95         8.84 - 10.16

  BHFTI JPMorgan         September 30, 2017      1.33         0.75 - 1.90          0.25 - 0.97
     Small Cap Value      December 31, 2016      1.84         0.75 - 1.90        28.39 - 29.53
     Sub-Account          December 31, 2015      1.37         0.75 - 1.90      (9.00) - (8.12)
                          December 31, 2014      1.09         0.75 - 1.90          2.69 - 3.59
                          December 31, 2013      0.68         0.75 - 1.90        30.74 - 31.91

  BHFTI Loomis           September 30, 2017      1.39         1.25 - 1.95        15.59 - 16.20
     Sayles Global        December 31, 2016      1.69         1.25 - 1.95          2.75 - 3.48
     Markets              December 31, 2015      1.61         1.25 - 1.95      (0.73) - (0.03)
     Sub-Account          December 31, 2014      2.01         1.25 - 1.95          1.47 - 2.18
                          December 31, 2013      2.56         1.25 - 1.95        14.87 - 15.67

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                             ------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                                UNITS       HIGHEST ($)     ASSETS ($)
                                             -----------  ---------------  ------------
  BHFTI MetLife          September 30, 2017   31,236,787     1.31 - 13.90    48,678,050
     Multi-Index          December 31, 2016   29,527,314     1.19 - 12.53    41,669,231
     Targeted Risk        December 31, 2015   25,386,319     1.16 - 12.10    35,919,901
     Sub-Account          December 31, 2014   15,792,519     1.20 - 12.34    23,914,446
                          December 31, 2013   10,334,216     1.12 - 11.26    12,500,764

  BHFTI MFS              September 30, 2017    1,848,980    16.53 - 26.29    32,343,257
     Research             December 31, 2016    2,049,260    13.78 - 21.76    29,799,152
     International        December 31, 2015    2,153,196    14.17 - 22.22    32,110,104
     Sub-Account          December 31, 2014    2,149,874    14.71 - 22.88    33,145,443
                          December 31, 2013    2,307,245    16.12 - 24.87    38,843,754

  BHFTI Morgan           September 30, 2017      553,917    18.78 - 22.93    11,327,756
     Stanley Mid          December 31, 2016      600,877    14.53 - 17.58     9,473,047
     Cap Growth           December 31, 2015      594,647    16.18 - 19.35    10,396,254
     Sub-Account          December 31, 2014      572,839    17.37 - 20.52    10,714,839
                          December 31, 2013      563,151    17.54 - 20.47    10,560,837

  BHFTI Oppenheimer      September 30, 2017      133,368    29.05 - 37.19     4,348,732
     Global Equity        December 31, 2016      154,613    23.12 - 29.34     3,997,372
     Sub-Account          December 31, 2015      164,302    23.52 - 29.49     4,287,176
                          December 31, 2014      176,001    23.08 - 28.59     4,489,241
                          December 31, 2013      196,079    23.23 - 28.20     4,958,258

  BHFTI PanAgora         September 30, 2017    3,730,780     1.11 - 11.32     4,222,430
     Global Diversified   December 31, 2016    3,240,050      1.04 - 1.08     3,420,012
     Risk Sub-Account     December 31, 2015      904,034      0.96 - 0.97       871,167
     (Commenced           December 31, 2014      237,646      1.03 - 1.04       246,182
     4/28/2014)

  BHFTI PIMCO            September 30, 2017    4,419,871    13.64 - 16.22    63,264,790
     Inflation            December 31, 2016    4,421,076    13.53 - 15.94    62,595,410
     Protected Bond       December 31, 2015    4,837,263    13.06 - 15.30    66,263,476
     Sub-Account          December 31, 2014    5,278,344    13.75 - 15.91    75,779,611
                          December 31, 2013    6,008,780    13.63 - 15.58    85,165,242

  BHFTI PIMCO            September 30, 2017    7,725,384    16.84 - 20.54   137,992,244
     Total Return         December 31, 2016    7,773,045    16.33 - 19.74   134,308,093
     Sub-Account          December 31, 2015    8,485,580    16.14 - 19.39   145,144,987
                          December 31, 2014    9,468,783    16.46 - 19.53   164,503,034
                          December 31, 2013   10,780,666    16.12 - 18.89   182,628,694

  BHFTI Pyramis          September 30, 2017    4,188,473    10.54 - 11.42    45,820,718
     Government           December 31, 2016    4,300,993    10.45 - 11.21    46,433,810
     Income               December 31, 2015    4,341,821    10.52 - 11.15    46,917,298
     Sub-Account          December 31, 2014    4,533,402    10.69 - 11.19    49,486,685
                          December 31, 2013    4,946,728    10.14 - 10.48    50,900,751

                                                           FOR THE PERIOD ENDED
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE(2) RATIO  TOTAL(3) RETURN
                                                INCOME          LOWEST TO        LOWEST TO
                                               RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTI MetLife          September 30, 2017      1.51         0.75 - 2.00         6.45 - 10.91
     Multi-Index          December 31, 2016      1.33         0.75 - 2.00          2.30 - 3.58
     Targeted Risk        December 31, 2015      1.26         0.75 - 2.00      (3.17) - (1.95)
     Sub-Account          December 31, 2014        --         0.75 - 2.00          7.10 - 8.44
                          December 31, 2013      0.45         1.30 - 2.00         4.18 - 11.49

  BHFTI MFS              September 30, 2017      1.75         0.75 - 1.95        15.15 - 21.10
     Research             December 31, 2016      2.00         0.75 - 1.95      (2.79) - (1.62)
     International        December 31, 2015      2.70         0.75 - 1.95      (3.67) - (2.51)
     Sub-Account          December 31, 2014      2.22         0.75 - 1.95      (8.75) - (7.64)
                          December 31, 2013      2.56         0.75 - 1.95        16.95 - 18.37

  BHFTI Morgan           September 30, 2017      0.15         0.75 - 1.95        29.27 - 30.43
     Stanley Mid          December 31, 2016        --         0.75 - 1.95     (10.23) - (9.14)
     Cap Growth           December 31, 2015        --         0.75 - 1.95      (6.86) - (5.73)
     Sub-Account          December 31, 2014        --         0.75 - 1.95        (0.94) - 0.26
                          December 31, 2013      0.61         0.75 - 1.95        36.34 - 37.98

  BHFTI Oppenheimer      September 30, 2017      0.91         0.75 - 1.95        25.63 - 26.76
     Global Equity        December 31, 2016      0.90         0.75 - 1.95      (1.70) - (0.52)
     Sub-Account          December 31, 2015      0.93         0.75 - 1.95          1.93 - 3.16
                          December 31, 2014      0.83         0.75 - 1.95          0.17 - 1.38
                          December 31, 2013      0.51         0.63 - 1.78        24.72 - 26.16

  BHFTI PanAgora         September 30, 2017        --         0.75 - 2.00          4.76 - 7.25
     Global Diversified   December 31, 2016      2.88         0.75 - 2.00         8.92 - 10.29
     Risk Sub-Account     December 31, 2015      0.50         1.15 - 2.00      (7.35) - (6,56)
     (Commenced           December 31, 2014      0.37         1.30 - 2.00          3.16 - 3.65
     4/28/2014)

  BHFTI PIMCO            September 30, 2017      1.55         0.75 - 1.95          0.83 - 1.74
     Inflation            December 31, 2016        --         0.75 - 1.95          2.96 - 4.20
     Protected Bond       December 31, 2015      4.92         0.75 - 2.00      (5.03) - (3.83)
     Sub-Account          December 31, 2014      1.58         0.75 - 2.00          0.86 - 2.12
                          December 31, 2013      2.21         0.75 - 2.00     (11.07) - (9.95)

  BHFTI PIMCO            September 30, 2017      1.75         0.75 - 1.95          3.08 - 4.01
     Total Return         December 31, 2016      2.57         0.75 - 1.95          0.63 - 1.84
     Sub-Account          December 31, 2015      5.31         0.75 - 2.00      (1.98) - (0.74)
                          December 31, 2014      2.32         0.75 - 2.00          2.13 - 3.41
                          December 31, 2013      4.24         0.75 - 2.00      (3.86) - (2.65)

  BHFTI Pyramis          September 30, 2017      2.18         0.75 - 2.00          0.88 - 1.83
     Government           December 31, 2016      2.07         0.75 - 2.00        (0.69) - 0.56
     Income               December 31, 2015      2.35         0.75 - 2.00      (1.56) - (0.32)
     Sub-Account          December 31, 2014      2.60         0.75 - 2.00          5.43 - 6.75
                          December 31, 2013      1.51         0.75 - 2.00      (6.41) - (5.23)

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                        -----------  ---------------  ------------
  BHFTI Pyramis     September 30, 2017    1,812,591    12.57 - 13.05    23,361,861
     Managed Risk    December 31, 2016    1,364,876    11.31 - 11.67    15,771,625
     Sub-Account     December 31, 2015    1,488,949    11.04 - 11.29    16,664,615
     (Commenced      December 31, 2014      911,084    11.40 - 11.57    10,475,781
     4/29/2013)      December 31, 2013      360,996    10.71 - 10.76     3,880,145

  BHFTI Schroders   September 30, 2017   19,263,714     1.33 - 13.81    26,475,255
     Global          December 31, 2016   19,337,757      1.22 - 1.29    24,231,509
     Multi-Asset     December 31, 2015   19,308,600      1.18 - 1.23    23,223,912
     Sub-Account     December 31, 2014   18,028,770      1.21 - 1.25    22,196,588
                     December 31, 2013   14,679,301      1.15 - 1.17    17,016,201

  BHFTI SSGA        September 30, 2017    5,569,928    15.68 - 18.10    91,609,824
     Growth and      December 31, 2016    6,009,768    14.27 - 16.33    89,714,405
     Income ETF      December 31, 2015    6,361,369    13.75 - 15.56    91,138,427
     Sub-Account     December 31, 2014    6,338,282    14.31 - 15.99    94,142,075
                     December 31, 2013    6,610,098    13.79 - 15.22    94,222,649

  BHFTI SSGA        September 30, 2017    3,026,758    15.98 - 18.46    51,015,353
     Growth ETF      December 31, 2016    3,297,259    14.23 - 16.29    49,308,642
     Sub-Account     December 31, 2015    3,576,953    13.58 - 15.36    50,796,159
                     December 31, 2014    3,671,900    14.17 - 15.84    54,196,165
                     December 31, 2013    3,652,269    13.72 - 15.14    51,894,146

  BHFTI T. Rowe     September 30, 2017      661,938   52.00 - 110.12    56,887,686
     Price Large     December 31, 2016      712,260   47.60 - 100.04    55,908,348
     Cap Value       December 31, 2015      822,870    41.80 - 86.93    56,478,920
     Sub-Account     December 31, 2014      872,142    44.15 - 90.84    62,822,190
                     December 31, 2013      770,296    66.41 - 80.80    53,353,637

  BHFTI T. Rowe     September 30, 2017    2,129,456    20.32 - 22.56    45,626,362
     Price Mid       December 31, 2016    2,347,030    17.25 - 19.06    42,601,787
     Cap Growth      December 31, 2015    2,528,906    16.46 - 18.18    43,895,418
     Sub-Account     December 31, 2014    2,773,850    15.74 - 17.27    45,839,314
                     December 31, 2013    3,003,820    14.24 - 15.51    44,743,388

  BHFTII Baillie    September 30, 2017    1,004,408    11.50 - 18.71    15,293,033
     Gifford         December 31, 2016    1,150,477     9.12 - 14.79    13,935,088
     International   December 31, 2015    1,261,509     8.82 - 14.27    14,635,763
     Stock           December 31, 2014    1,397,967     9.20 - 14.80    16,634,652
     Sub-Account     December 31, 2013    1,553,574     9.71 - 15.52    19,193,104

  BHFTII BlackRock  September 30, 2017      140,633    54.15 - 77.52     8,601,087
     Bond Income     December 31, 2016      139,016    52.91 - 75.15     8,254,530
     Sub-Account     December 31, 2015      143,286    52.37 - 73.61     8,361,283
                     December 31, 2014      159,423    53.14 - 73.91     9,357,916
                     December 31, 2013      166,004    50.65 - 69.72     9,223,339

  BHFTII BlackRock  September 30, 2017       85,078     2.46 - 69.93     1,530,151
     Capital         December 31, 2016       89,036     2.00 - 56.55     1,331,087
     Appreciation    December 31, 2015       87,289     2.02 - 56.92     1,326,058
     Sub-Account     December 31, 2014      102,922     1.93 - 51.83     1,260,005
                     December 31, 2013      112,171     1.80 - 49.93     1,397,029

                                                      FOR THE PERIOD ENDED
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTI Pyramis     September 30, 2017      0.99         1.15 - 2.00         7.26 - 11.80
     Managed Risk    December 31, 2016      0.75         1.15 - 2.00          2.50 - 3.37
     Sub-Account     December 31, 2015      0.72         1.15 - 2.00      (3.21) - (2.38)
     (Commenced      December 31, 2014        --         1.15 - 2.00          6.49 - 7.40
     4/29/2013)      December 31, 2013      1.43         1.30 - 1.95          4.87 - 5.33

  BHFTI Schroders   September 30, 2017      0.80         0.75 - 2.00          6.80 - 9.77
     Global          December 31, 2016      1.39         0.75 - 2.00          3.56 - 4.86
     Multi-Asset     December 31, 2015      1.01         0.75 - 2.00      (2.84) - (1.62)
     Sub-Account     December 31, 2014      1.26         0.75 - 2.00          5.61 - 6.93
                     December 31, 2013      0.01         0.75 - 2.00          7.93 - 9.29

  BHFTI SSGA        September 30, 2017      2.46         0.75 - 1.95         6.39 - 10.85
     Growth and      December 31, 2016      2.35         0.75 - 1.95          3.74 - 4.99
     Income ETF      December 31, 2015      2.30         0.75 - 1.95      (3.86) - (2.70)
     Sub-Account     December 31, 2014      2.23         0.75 - 1.95          3.77 - 5.02
                     December 31, 2013      2.52         0.75 - 1.95        10.75 - 12.09

  BHFTI SSGA        September 30, 2017      2.11         0.75 - 1.95        12.28 - 13.29
     Growth ETF      December 31, 2016      2.13         0.75 - 1.95          4.82 - 6.08
     Sub-Account     December 31, 2015      2.00         0.75 - 1.95      (4.20) - (3.04)
                     December 31, 2014      1.90         0.75 - 1.95          3.34 - 4.59
                     December 31, 2013      1.98         0.75 - 1.95        15.79 - 17.19

  BHFTI T. Rowe     September 30, 2017      2.03         0.75 - 1.95         4.33 - 10.08
     Price Large     December 31, 2016      2.78         0.75 - 1.95        13.71 - 15.08
     Cap Value       December 31, 2015      1.52         0.75 - 1.95      (5.45) - (4.31)
     Sub-Account     December 31, 2014      1.20         0.75 - 1.95         8.87 - 12.43
                     December 31, 2013      1.51         0.75 - 1.95        31.19 - 32.78

  BHFTI T. Rowe     September 30, 2017        --         1.30 - 1.95        17.81 - 18.38
     Price Mid       December 31, 2016        --         1.30 - 1.95          4.16 - 4.84
     Cap Growth      December 31, 2015        --         1.30 - 2.00          4.56 - 5.30
     Sub-Account     December 31, 2014        --         1.30 - 2.00        10.54 - 11.32
                     December 31, 2013      0.21         1.30 - 2.00        33.88 - 34.82

  BHFTII Baillie    September 30, 2017      1.01         1.30 - 1.95        26.00 - 26.61
     Gifford         December 31, 2016      1.39         1.30 - 1.95          3.02 - 3.69
     International   December 31, 2015      1.41         1.30 - 2.00      (4.11) - (3.43)
     Stock           December 31, 2014      1.26         1.30 - 2.00      (5.26) - (4.59)
     Sub-Account     December 31, 2013      0.03         1.30 - 2.00         9.87 - 13.65

  BHFTII BlackRock  September 30, 2017      2.97         0.75 - 1.90          2.33 - 3.15
     Bond Income     December 31, 2016      3.03         0.75 - 1.90          1.04 - 2.10
     Sub-Account     December 31, 2015      3.68         0.75 - 1.90      (1.45) - (0.41)
                     December 31, 2014      3.27         0.75 - 1.90          4.91 - 6.01
                     December 31, 2013      3.81         0.75 - 1.90      (2.78) - (1.75)

  BHFTII BlackRock  September 30, 2017      0.11         0.75 - 1.90        22.55 - 23.67
     Capital         December 31, 2016        --         0.75 - 1.90      (1.84) - (0.66)
     Appreciation    December 31, 2015        --         0.75 - 1.90          4.21 - 5.48
     Sub-Account     December 31, 2014      0.07         0.95 - 1.90          6.80 - 7.87
                     December 31, 2013      0.77         0.75 - 1.90        31.65 - 33.22

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                             ------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                                UNITS       HIGHEST ($)     ASSETS ($)
                                             -----------  ---------------  ------------
  BHFTII BlackRock       September 30, 2017    5,573,352     0.99 - 23.19    51,610,296
     Ultra-Short          December 31, 2016    5,048,494     8.93 - 23.28    49,228,297
     Term Bond            December 31, 2015    5,175,195     9.10 - 23.53    51,448,096
     Sub-Account          December 31, 2014    5,393,034     9.28 - 23.80    54,972,044
                          December 31, 2013    6,832,194     9.46 - 24.07    71,286,205

  BHFTII Brighthouse     September 30, 2017      571,537     1.03 - 15.66     8,049,628
     Asset                December 31, 2016      621,725    13.64 - 15.58     8,698,574
     Allocation 20        December 31, 2015      528,487    13.29 - 15.02     7,224,333
     Sub-Account          December 31, 2014      766,064    13.55 - 15.22    10,621,616
                          December 31, 2013      173,879    13.28 - 13.63     2,351,233

  BHFTII Brighthouse     September 30, 2017   22,915,204     1.04 - 17.58   364,121,384
     Asset                December 31, 2016   25,163,031    14.12 - 16.33   373,986,508
     Allocation 40        December 31, 2015   27,623,837    13.42 - 15.51   393,113,254
     Sub-Account          December 31, 2014   30,939,347    13.84 - 15.80   452,115,897
                          December 31, 2013      153,033    13.90 - 14.15     2,145,543

  BHFTII Brighthouse     September 30, 2017   30,707,259     1.05 - 19.49   530,190,859
     Asset                December 31, 2016   33,270,831    14.86 - 17.66   525,258,712
     Allocation 60        December 31, 2015   35,981,037    14.15 - 16.61   538,458,969
     Sub-Account          December 31, 2014   39,329,326    14.62 - 16.95   605,007,248
                          December 31, 2013    1,328,482    14.39 - 14.77    19,280,778

  BHFTII Brighthouse     September 30, 2017   24,254,938    17.06 - 20.87   432,028,413
     Asset                December 31, 2016   25,900,408    15.17 - 18.40   409,525,398
     Allocation 80        December 31, 2015   28,152,718    14.15 - 17.15   418,126,664
     Sub-Account          December 31, 2014   30,026,547    14.68 - 17.57   461,170,655
                          December 31, 2013      430,018    14.42 - 14.80     6,266,657

  BHFTII Brighthouse/    September 30, 2017      595,251    22.64 - 25.15    14,186,906
     Artisan              December 31, 2016      649,443    21.38 - 23.63    14,575,472
     Mid Cap Value        December 31, 2015      727,452    17.77 - 19.51    13,531,871
     Sub-Account          December 31, 2014      802,108    20.06 - 21.88    16,796,908
                          December 31, 2013      914,482    20.12 - 21.81    19,152,895

  BHFTII                 September 30, 2017      210,022    24.53 - 27.30     5,331,005
     Brighthouse/         December 31, 2016      240,869    19.94 - 22.00     4,957,535
     Dimensional          December 31, 2015      260,140    19.22 - 20.94     5,136,332
     International        December 31, 2014      235,511    18.53 - 19.95     4,465,940
     Small Company        December 31, 2013      209,072    20.25 - 21.32     4,313,192
     Sub-Account

  BHFTII                 September 30, 2017    3,184,810     1.04 - 71.97    82,276,476
     Brighthouse/         December 31, 2016    3,460,828    18.93 - 64.18    80,010,101
     Wellington Core      December 31, 2015    3,429,684    17.91 - 58.38    67,211,320
     Equity               December 31, 2014    3,710,716    17.87 - 57.51    72,198,073
     Opportunities        December 31, 2013    4,222,434    16.51 - 52.46    75,524,957
     Sub-Account

                                                             FOR THE PERIOD ENDED
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTII BlackRock       September 30, 2017      0.08         0.75 - 1.95       (0.99) - (0.10)
     Ultra-Short          December 31, 2016        --         0.75 - 1.95       (1.82) - (0.64)
     Term Bond            December 31, 2015        --         0.75 - 2.90       (2.86) - (0.75)
     Sub-Account          December 31, 2014        --         0.75 - 1.95       (1.93) - (0.75)
                          December 31, 2013        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse     September 30, 2017      2.04         1.10 - 1.95           3.02 - 4.70
     Asset                December 31, 2016      3.24         0.75 - 1.85           2.61 - 3.75
     Allocation 20        December 31, 2015      2.19         0.75 - 1.85       (2.41) - (1.33)
     Sub-Account          December 31, 2014      2.29         0.75 - 1.95           1.60 - 2.87
                          December 31, 2013      2.82         1.55 - 1.85           2.37 - 2.68

  BHFTII Brighthouse     September 30, 2017      1.97         0.75 - 1.95           4.28 - 7.60
     Asset                December 31, 2016      3.57         0.75 - 1.95           4.04 - 5.29
     Allocation 40        December 31, 2015      0.28         0.75 - 2.05       (3.08) - (1.81)
     Sub-Account          December 31, 2014      0.02         0.75 - 2.05           2.35 - 3.47
                          December 31, 2013      2.53         1.65 - 1.85           8.89 - 9.11

  BHFTII Brighthouse     September 30, 2017      1.72         0.75 - 2.00          5.68 - 10.39
     Asset                December 31, 2016      3.14         0.75 - 2.00           4.98 - 6.30
     Allocation 60        December 31, 2015      0.53         0.75 - 2.00       (3.22) - (2.01)
     Sub-Account          December 31, 2014      0.09         0.75 - 2.00           2.97 - 4.03
                          December 31, 2013      1.95         1.55 - 1.85         15.82 - 16.17

  BHFTII Brighthouse     September 30, 2017      1.56         0.75 - 1.95         12.38 - 13.40
     Asset                December 31, 2016      2.94         0.75 - 1.95           6.05 - 7.33
     Allocation 80        December 31, 2015      0.33         0.75 - 2.00       (3.64) - (2.43)
     Sub-Account          December 31, 2014      0.03         0.75 - 2.00           3.14 - 4.63
                          December 31, 2013      1.52         1.55 - 1.85         22.03 - 22.40

  BHFTII Brighthouse/    September 30, 2017      0.49         1.30 - 1.95           5.92 - 6.43
     Artisan              December 31, 2016      0.86         1.30 - 1.95         20.28 - 21.07
     Mid Cap Value        December 31, 2015      0.92         1.30 - 1.95     (11.41) - (10.83)
     Sub-Account          December 31, 2014      0.53         1.30 - 1.95         (0.29) - 0.36
                          December 31, 2013      0.76         1.30 - 1.95         33.87 - 34.75

  BHFTII                 September 30, 2017      2.07         0.75 - 1.95         22.98 - 24.09
     Brighthouse/         December 31, 2016      1.91         0.75 - 1.95           3.78 - 5.04
     Dimensional          December 31, 2015      1.70         0.75 - 1.95           3.71 - 4.96
     International        December 31, 2014      1.96         0.75 - 1.95       (8.50) - (7.39)
     Small Company        December 31, 2013      1.78         0.95 - 1.95         25.14 - 26.40
     Sub-Account

  BHFTII                 September 30, 2017      1.45         0.75 - 1.95          4.59 - 12.13
     Brighthouse/         December 31, 2016      1.58         0.75 - 1.95           1.06 - 6.35
     Wellington Core      December 31, 2015      1.64         0.75 - 2.00           0.24 - 1.50
     Equity               December 31, 2014      0.58         0.75 - 2.00           8.26 - 9.62
     Opportunities        December 31, 2013      1.27         0.75 - 2.00         30.89 - 32.53
     Sub-Account

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF                                  FOR THE PERIOD ENDED
                                         -----------------------------------------  ------------------------------------------------
                                                        UNIT VALUE                  INVESTMENT(1)  EXPENSE(2) RATIO  TOTAL(3) RETURN
                                                         LOWEST TO         NET         INCOME          LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                         ----------  ---------------  ------------  -------------  ----------------  ---------------
  BHFTII Frontier   September 30, 2017      365,476    22.59 - 24.65     8,611,804        --         1.30 - 1.95       17.93 - 18.50
     Mid Cap Growth  December 31, 2016      408,397    19.16 - 20.80     8,135,627        --         1.30 - 1.95         3.13 - 3.80
     Sub-Account     December 31, 2015      451,369    18.58 - 20.04     8,688,181        --         1.30 - 1.95         0.62 - 1.28
     (Commenced      December 31, 2014      529,849    18.46 - 19.79    10,097,109        --         1.30 - 1.95         8.73 - 9.44
     4/29/2013)      December 31, 2013      563,778    16.98 - 18.08     9,857,926        --         1.30 - 1.95       19.54 - 20.07

  BHFTII Jennison   September 30, 2017    1,916,885    11.53 - 32.76    49,475,552      0.08         0.75 - 1.95       26.95 - 28.09
     Growth          December 31, 2016    2,215,010     9.04 - 25.64    45,005,788      0.02         0.75 - 1.95     (2.06) - (0.88)
     Sub-Account     December 31, 2015    2,402,666     9.18 - 25.96    49,735,341      0.01         0.75 - 1.95         8.40 - 9.71
                     December 31, 2014    2,800,886     8.41 - 23.74    53,285,396      0.03         0.75 - 1.95         6.64 - 7.93
                     December 31, 2013    3,283,264     7.84 - 22.08    58,422,313      0.21         0.75 - 1.95       34.09 - 35.71

  BHFTII Loomis     September 30, 2017       13,257    62.70 - 65.71       850,224      0.07         1.70 - 1.90         9.52 - 9.68
     Sayles Small    December 31, 2016       13,831    57.25 - 59.91       809,075      0.07         1.70 - 1.90       16.73 - 16.97
     Cap Core        December 31, 2015       14,846    49.04 - 51.22       745,135        --         1.70 - 1.90     (3.59) - (3.40)
     Sub-Account     December 31, 2014       17,201    50.87 - 53.02       896,246        --         1.70 - 1.90         1.55 - 1.76
                     December 31, 2013       19,503    50.09 - 52.10       999,555      0.23         1.70 - 1.90       38.04 - 38.31

  BHFTII Loomis     September 30, 2017       24,675    21.34 - 24.14       553,989        --         0.75 - 1.50       19.92 - 20.59
     Sayles Small    December 31, 2016       25,557    17.80 - 20.02       475,802        --         0.75 - 1.50         4.47 - 5.25
     Cap Growth      December 31, 2015       28,005    17.03 - 19.02       499,150        --         0.75 - 1.50       (0.08) - 0.67
     Sub-Account     December 31, 2014       31,874    17.05 - 18.89       565,084        --         0.75 - 1.50       (0.57) - 0.18
                     December 31, 2013       31,132    17.15 - 18.86       551,889        --         0.75 - 1.50       46.17 - 47.27

  BHFTII MetLife    September 30, 2017    1,149,425     1.82 - 19.12    17,751,314      2.72         0.75 - 2.00         1.22 - 2.17
     Aggregate       December 31, 2016    1,077,178     1.79 - 18.71    16,335,161      2.68         0.75 - 2.00         0.07 - 1.32
     Bond Index      December 31, 2015      897,469     1.77 - 18.47    13,232,780      2.72         0.75 - 2.00     (2.04) - (0.80)
     Sub-Account     December 31, 2014      883,622     1.79 - 18.62    12,777,932      2.63         0.75 - 2.00         3.37 - 4.67
                     December 31, 2013      786,278     1.71 - 16.37    10,676,502      3.18         1.00 - 1.95     (4.45) - (3.54)

  BHFTII MetLife    September 30, 2017      264,368    30.03 - 35.38     8,421,153      1.19         1.00 - 1.95         7.37 - 8.13
     Mid Cap         December 31, 2016      252,724    27.97 - 32.72     7,511,220      0.99         1.00 - 1.95       17.76 - 18.89
     Stock Index     December 31, 2015      259,569    23.75 - 27.52     6,518,909      0.87         1.00 - 1.95     (4.56) - (3.65)
     Sub-Account     December 31, 2014      253,767    24.89 - 28.56     6,658,662      0.78         1.00 - 1.95         7.10 - 8.13
                     December 31, 2013      268,479    23.24 - 26.41     6,560,440      0.91         1.00 - 1.95       30.19 - 31.43

  BHFTII MetLife    September 30, 2017      495,053     1.74 - 16.41     7,372,265      2.51         1.00 - 1.95       18.23 - 19.08
     MSCI EAFE       December 31, 2016      469,663     1.46 - 13.82     5,875,904      2.41         1.00 - 1.95     (0.98) - (0.04)
     Index           December 31, 2015      491,903     1.46 - 13.86     6,209,128      3.12         1.00 - 1.95     (3.22) - (2.29)
     Sub-Account     December 31, 2014      428,858     1.49 - 14.23     5,332,210      2.33         1.00 - 1.95     (8.14) - (7.26)
                     December 31, 2013      397,125     1.61 - 15.39     5,318,352      2.87         1.00 - 1.95       19.09 - 20.23

  BHFTII MetLife    September 30, 2017      361,640     3.54 - 33.41    11,330,875      1.01         1.00 - 1.95         9.11 - 9.89
     Russell 2000    December 31, 2016      361,122     3.22 - 30.47    10,344,970      1.08         1.00 - 1.95       18.59 - 19.72
     Index           December 31, 2015      392,896     2.69 - 25.53     9,450,123      0.90         1.00 - 1.95     (6.38) - (5.49)
     Sub-Account     December 31, 2014      374,932     2.84 - 27.09     9,534,812      0.94         1.00 - 1.95         2.71 - 3.69
                     December 31, 2013      407,803     2.74 - 26.21    10,077,048      1.27         1.00 - 1.95       35.46 - 36.75

  BHFTII MetLife    September 30, 2017    2,171,236     8.75 - 82.83    52,651,784      1.57         1.00 - 2.90       11.51 - 12.98
     Stock Index     December 31, 2016    2,397,621     7.75 - 73.45    51,519,996      1.81         1.00 - 2.90        8.35 - 10.27
     Sub-Account     December 31, 2015    2,448,388     7.03 - 37.53    48,000,755      1.56         1.00 - 2.90     (1.82) - (0.09)
                     December 31, 2014    2,646,054     7.03 - 38.23    52,404,251      1.48         1.00 - 2.90       10.03 - 11.97
                     December 31, 2013    2,722,446     6.28 - 34.74    48,655,756      1.63         1.00 - 2.90       28.14 - 30.39

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                          ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                          ----------   ---------------  ------------
  BHFTII MFS          September 30, 2017     118,442     19.99 - 84.76     7,586,222
  Total Return         December 31, 2016     126,252     18.64 - 78.63     7,568,584
     Sub-Account       December 31, 2015     140,275     17.35 - 72.73     7,861,563
                       December 31, 2014     156,861     17.67 - 73.57     8,996,458
                       December 31, 2013     178,447     16.53 - 68.40     9,714,123

  BHFTII MFS Value    September 30, 2017     850,228     26.52 - 33.39    24,735,825
     Sub-Account       December 31, 2016     920,511     24.04 - 30.00    24,207,697
                       December 31, 2015     954,325     21.30 - 26.49    22,384,588
                       December 31, 2014   1,009,780     21.81 - 26.79    24,125,307
                       December 31, 2013   1,137,167     20.12 - 24.41    25,019,792

  BHFTII Neuberger    September 30, 2017     431,304     23.55 - 34.43    12,430,971
     Berman            December 31, 2016     467,759     21.87 - 31.70    12,490,568
     Genesis           December 31, 2015     518,912     18.81 - 26.98    11,881,985
     Sub-Account       December 31, 2014     590,926     19.09 - 27.08    13,660,308
                       December 31, 2013     650,463     19.51 - 27.36    15,339,173

  BHFTII T. Rowe      September 30, 2017   1,116,015     12.02 - 33.54    25,797,095
     Price Large       December 31, 2016   1,195,673      9.69 - 26.87    21,990,753
     Cap Growth        December 31, 2015   1,214,561      9.73 - 26.78    22,843,144
     Sub-Account       December 31, 2014   1,116,757      8.98 - 24.51    19,378,100
                       December 31, 2013   1,115,203      8.41 - 22.79    17,222,447

  BHFTII T. Rowe      September 30, 2017      13,298     35.54 - 39.40       489,736
     Price Small       December 31, 2016      14,995     31.18 - 34.43       483,761
     Cap Growth        December 31, 2015      16,556     28.50 - 31.32       487,781
     Sub-Account       December 31, 2014      17,948     28.35 - 31.00       525,415
                       December 31, 2013      19,290     27.09 - 29.47       539,815

  BHFTII VanEck       September 30, 2017     425,646     11.02 - 12.26     4,839,430
     Global Natural    December 31, 2016     364,533     12.28 - 13.55     4,607,833
     Resources         December 31, 2015     482,930       8.68 - 9.50     4,311,458
     Sub-Account       December 31, 2014     407,380     13.17 - 14.23     5,499,684
                       December 31, 2013     372,229     16.56 - 17.66     6,297,415

  BHFTII Western      September 30, 2017   2,187,403     29.10 - 40.45    73,021,957
     Asset Management  December 31, 2016   2,294,873     27.54 - 37.86    72,139,687
     Strategic Bond    December 31, 2015         700     28.52 - 29.13        20,143
     Opportunities     December 31, 2014         710     29.54 - 30.14        21,170
     Sub-Account       December 31, 2013       1,280     28.48 - 29.03        36,940

  BHFTII Western      September 30, 2017   1,481,048     15.66 - 19.92    26,048,800
     Asset Management  December 31, 2016   1,530,869     15.62 - 19.72    26,776,937
     U.S. Government   December 31, 2015   1,586,953     15.94 - 19.71    27,884,257
     Sub-Account       December 31, 2014   1,736,974     16.21 - 19.83    30,830,735
                       December 31, 2013   1,762,260     16.12 - 19.52    31,018,667

  Fidelity VIP        September 30, 2017     462,858      1.06 - 87.64    20,497,934
     Contrafund        December 31, 2016     401,852      6.55 - 75.89    18,917,042
     Sub-Account       December 31, 2015     401,103      6.17 - 71.00    19,201,982
                       December 31, 2014     413,191      6.24 - 71.28    21,423,316
                       December 31, 2013     406,330      5.67 - 64.36    21,377,976

                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTII MFS          September 30, 2017      2.37         0.75 - 1.90           6.92 - 7.80
  Total Return         December 31, 2016      2.75         0.75 - 1.90           6.92 - 8.11
     Sub-Account       December 31, 2015      2.42         0.75 - 1.90       (2.23) - (1.14)
                       December 31, 2014      2.24         0.75 - 1.90           6.38 - 7.55
                       December 31, 2013      2.46         0.75 - 1.90         16.52 - 17.81

  BHFTII MFS Value    September 30, 2017      1.86         0.75 - 1.95         10.30 - 11.29
     Sub-Account       December 31, 2016      2.08         0.75 - 1.95         11.89 - 13.24
                       December 31, 2015      2.51         0.75 - 2.00       (2.34) - (1.11)
                       December 31, 2014      1.58         0.75 - 2.00           8.37 - 9.74
                       December 31, 2013      0.52         0.75 - 2.00         32.71 - 34.37

  BHFTII Neuberger    September 30, 2017      0.18         0.75 - 1.95           7.63 - 8.60
     Berman            December 31, 2016      0.21         0.75 - 1.95         16.11 - 17.51
     Genesis           December 31, 2015      0.16         0.75 - 1.95       (1.56) - (0.37)
     Sub-Account       December 31, 2014      0.20         0.75 - 1.95       (2.23) - (1.05)
                       December 31, 2013      0.01         0.75 - 1.95         25.05 - 37.16

  BHFTII T. Rowe      September 30, 2017      0.09         1.30 - 1.95         24.03 - 24.83
     Price Large       December 31, 2016        --         1.30 - 1.95         (0.43) - 0.35
     Cap Growth        December 31, 2015        --         1.30 - 1.95           8.38 - 9.24
     Sub-Account       December 31, 2014        --         1.30 - 1.95           6.72 - 7.57
                       December 31, 2013      0.01         1.30 - 1.95         26.44 - 37.23

  BHFTII T. Rowe      September 30, 2017      0.07         1.40 - 1.90         14.00 - 14.43
     Price Small       December 31, 2016      0.03         1.40 - 1.90           9.38 - 9.93
     Cap Growth        December 31, 2015        --         1.40 - 1.90           0.54 - 1.04
     Sub-Account       December 31, 2014        --         1.40 - 1.90           4.64 - 5.16
                       December 31, 2013      0.14         1.40 - 1.90         41.46 - 42.17

  BHFTII VanEck       September 30, 2017        --         0.75 - 1.95      (10.31) - (9.50)
     Global Natural    December 31, 2016      0.59         0.75 - 1.95         40.97 - 42.67
     Resources         December 31, 2015      0.21         0.75 - 2.00     (34.09) - (33.26)
     Sub-Account       December 31, 2014      0.26         0.75 - 2.00     (20.43) - (19.43)
                       December 31, 2013      0.69         0.75 - 2.00           8.56 - 9.93

  BHFTII Western      September 30, 2017      3.83         0.75 - 1.95           3.93 - 6.85
     Asset Management  December 31, 2016      2.28         0.75 - 1.95           3.64 - 7.49
     Strategic Bond    December 31, 2015      4.86         1.40 - 1.50       (3.46) - (3.36)
     Opportunities     December 31, 2014      6.53         1.40 - 1.50           3.72 - 3.83
     Sub-Account       December 31, 2013      4.64         1.40 - 1.50       (0.67) - (0.57)

  BHFTII Western      September 30, 2017      2.43         0.95 - 2.00           0.25 - 1.04
     Asset Management  December 31, 2016      2.35         0.95 - 2.00         (0.98) - 0.07
     U.S. Government   December 31, 2015      2.07         0.95 - 1.95       (1.63) - (0.64)
     Sub-Account       December 31, 2014      1.67         0.95 - 1.95           0.57 - 1.58
                       December 31, 2013      1.95         0.95 - 1.80       (2.82) - (1.84)

  Fidelity VIP        September 30, 2017      0.19         0.95 - 1.85          6.77 - 15.47
     Contrafund        December 31, 2016      0.71         0.95 - 1.85           5.93 - 6.89
     Sub-Account       December 31, 2015      0.89         0.95 - 1.85       (1.29) - (0.39)
                       December 31, 2014      0.84         0.95 - 1.85          9.77 - 10.76
                       December 31, 2013      0.97         0.95 - 1.85         10.23 - 29.91

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                             ------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO         NET
                                                 UNITS       HIGHEST ($)    ASSETS ($)
                                             -----------  ---------------  ------------
  Fidelity VIP           September 30, 2017        2,325    23.22 - 92.11        62,438
     Equity-Income        December 31, 2016        2,475    21.81 - 86.59        62,060
     Sub-Account          December 31, 2015        3,431    18.79 - 74.67        71,803
                          December 31, 2014        4,022    19.90 - 79.16        87,581
                          December 31, 2013        4,115    18.60 - 74.07        83,802

  Fidelity VIP           September 30, 2017      233,542    68.42 - 78.03    16,849,182
     Mid Cap              December 31, 2016      249,389    61.02 - 69.22    16,028,724
     Sub-Account          December 31, 2015      263,325    55.43 - 62.44    15,335,678
                          December 31, 2014      279,050    57.28 - 64.08    16,755,847
                          December 31, 2013      301,334    54.92 - 61.01    17,289,168

  FTVIPT Franklin        September 30, 2017      327,416    59.89 - 77.53    21,567,922
     Income VIP           December 31, 2016      346,722    56.31 - 72.41    21,429,895
     Sub-Account          December 31, 2015      384,412    50.31 - 64.11    21,170,997
                          December 31, 2014      408,888    55.14 - 69.63    24,536,012
                          December 31, 2013      444,107    53.69 - 67.20    25,831,980

  FTVIPT Franklin        September 30, 2017      115,021    32.20 - 37.27     3,901,305
     Mutual               December 31, 2016      122,275    30.66 - 34.25     3,942,631
     Shares VIP           December 31, 2015      129,815    26.86 - 29.84     3,653,863
     Sub-Account          December 31, 2014      143,131    28.72 - 31.74     4,285,026
                          December 31, 2013      155,912    27.26 - 29.95     4,416,458

  FTVIPT Franklin        September 30, 2017      236,339    16.54 - 40.66     3,977,031
     Small Cap            December 31, 2016      240,405    15.98 - 16.85     3,903,614
     Value VIP            December 31, 2015      264,433    12.46 - 13.07     3,343,147
     Sub-Account          December 31, 2014      264,065    13.66 - 14.25     3,653,630
                          December 31, 2013      276,727    13.79 - 14.30     3,859,159

  FTVIPT Templeton       September 30, 2017      473,063    15.77 - 40.18    12,077,565
     Foreign VIP          December 31, 2016      514,287    14.04 - 35.70    11,685,523
     Sub-Account          December 31, 2015      535,764    13.32 - 33.74    11,534,530
                          December 31, 2014      549,503    14.48 - 36.56    12,938,516
                          December 31, 2013      566,485    16.57 - 41.67    15,302,372

  FTVIPT Templeton       September 30, 2017      573,037    18.87 - 20.92    11,096,916
     Global Bond VIP      December 31, 2016      589,940    18.39 - 20.30    11,126,544
     Sub-Account          December 31, 2015      612,689    18.13 - 19.91    11,391,228
                          December 31, 2014      628,702    19.24 - 21.01    12,391,360
                          December 31, 2013      660,456    19.18 - 20.82    12,966,506

  Invesco V.I. Equity    September 30, 2017      719,639    24.69 - 27.31    18,467,424
     and Income           December 31, 2016      771,024    23.31 - 25.65    18,652,644
     Sub-Account          December 31, 2015      836,877    20.64 - 22.55    17,872,666
                          December 31, 2014      883,170    21.54 - 23.37    19,615,976
                          December 31, 2013      918,647    20.13 - 21.69    19,012,356

  Invesco V.I.           September 30, 2017      311,893    15.29 - 38.34    10,823,815
     International        December 31, 2016      331,644    12.96 - 32.43     9,786,471
     Growth               December 31, 2015      343,336    13.20 - 32.97    10,351,518
     Sub-Account          December 31, 2014      351,843    13.71 - 34.18    11,092,683
                          December 31, 2013      378,037    13.85 - 34.47    11,901,262

                                                            FOR THE PERIOD ENDED
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  Fidelity VIP           September 30, 2017       0.10         1.40 - 1.50          6.38 - 6.46
     Equity-Income        December 31, 2016       1.86         1.40 - 1.50        15.96 - 16.07
     Sub-Account          December 31, 2015       2.88         1.40 - 1.50      (5.66) - (5.57)
                          December 31, 2014       2.66         1.40 - 1.50          6.86 - 6.97
                          December 31, 2013       2.33         1.40 - 1.50        25.93 - 26.05

  Fidelity VIP           September 30, 2017       0.12         0.95 - 1.65         6.23 - 12.72
     Mid Cap              December 31, 2016       0.32         0.95 - 1.65        10.09 - 10.86
     Sub-Account          December 31, 2015       0.25         0.95 - 1.65      (3.24) - (2.56)
                          December 31, 2014       0.02         0.95 - 1.65          4.30 - 5.03
                          December 31, 2013       0.29         0.95 - 1.65        33.65 - 34.59

  FTVIPT Franklin        September 30, 2017       4.14         0.95 - 1.85          2.93 - 7.08
     Income VIP           December 31, 2016       5.01         0.95 - 1.85        11.93 - 12.95
     Sub-Account          December 31, 2015       4.64         0.95 - 1.85      (8.76) - (7.93)
                          December 31, 2014       4.95         0.95 - 1.85          2.70 - 3.63
                          December 31, 2013       6.43         0.95 - 1.85        11.85 - 12.86

  FTVIPT Franklin        September 30, 2017       2.22         0.95 - 1.65          0.14 - 5.57
     Mutual               December 31, 2016       2.03         1.10 - 1.65        14.16 - 14.79
     Shares VIP           December 31, 2015       3.03         1.10 - 1.65      (6.49) - (5.98)
     Sub-Account          December 31, 2014       2.02         1.10 - 1.65          5.37 - 5.95
                          December 31, 2013       2.05         1.10 - 1.65        26.16 - 26.86

  FTVIPT Franklin        September 30, 2017       0.52         0.95 - 1.55          2.99 - 3.88
     Small Cap            December 31, 2016       0.82         0.95 - 1.50        28.25 - 28.96
     Value VIP            December 31, 2015       0.63         0.95 - 1.50      (8.77) - (8.26)
     Sub-Account          December 31, 2014       0.62         0.95 - 1.50      (0.93) - (0.38)
                          December 31, 2013       1.30         0.95 - 1.50        34.21 - 34.95

  FTVIPT Templeton       September 30, 2017       2.57         1.30 - 1.90        12.07 - 12.65
     Foreign VIP          December 31, 2016       1.96         1.30 - 1.90          5.16 - 6.00
     Sub-Account          December 31, 2015       3.19         1.30 - 1.90      (8.25) - (7.61)
                          December 31, 2014       1.84         1.30 - 1.90    (12.81) - (12.13)
                          December 31, 2013       2.41         1.30 - 1.90        20.66 - 21.56

  FTVIPT Templeton       September 30, 2017         --         0.95 - 1.50        (0.13) - 3.04
     Global Bond VIP      December 31, 2016         --         0.95 - 1.50          1.41 - 1.97
     Sub-Account          December 31, 2015       7.89         0.95 - 1.50      (5.73) - (5.21)
                          December 31, 2014       5.11         0.95 - 1.50          0.32 - 0.87
                          December 31, 2013       4.73         0.95 - 1.50          0.12 - 0.67

  Invesco V.I. Equity    September 30, 2017       1.44         0.95 - 1.65          2.60 - 6.45
     and Income           December 31, 2016       1.65         0.95 - 1.65        12.96 - 13.75
     Sub-Account          December 31, 2015       2.31         0.95 - 1.65      (4.18) - (3.51)
                          December 31, 2014       1.57         0.95 - 1.65          6.99 - 7.74
                          December 31, 2013       1.53         0.95 - 1.65        22.84 - 23.71

  Invesco V.I.           September 30, 2017       1.25         0.95 - 1.55        12.47 - 18.23
     International        December 31, 2016       1.17         0.95 - 1.50      (2.18) - (1.64)
     Growth               December 31, 2015       1.28         0.95 - 1.50      (4.07) - (3.54)
     Sub-Account          December 31, 2014       1.38         0.95 - 1.50      (1.40) - (0.86)
                          December 31, 2013       1.09         0.95 - 1.50        16.95 - 17.60

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                               UNITS       HIGHEST ($)    ASSETS ($)
                                            ----------  ---------------  ------------
  LMPVET                September 30, 2017     675,574     1.02 - 33.98    18,162,546
     ClearBridge         December 31, 2016     635,486    16.82 - 30.24    16,840,229
     Variable            December 31, 2015     659,012    16.99 - 30.16    17,489,432
     Aggressive Growth   December 31, 2014     728,285    17.67 - 30.99    19,900,016
     Sub-Account         December 31, 2013     807,266    15.00 - 25.98    18,593,341

  LMPVET                September 30, 2017     434,860     1.04 - 69.34    25,227,156
     ClearBridge         December 31, 2016     422,725    49.55 - 62.23    23,691,227
     Variable            December 31, 2015     454,520    46.01 - 57.24    23,566,939
     Appreciation        December 31, 2014     504,207    46.15 - 56.87    26,063,152
     Sub-Account         December 31, 2013     545,502    42.38 - 51.73    25,776,634

  LMPVET                September 30, 2017     581,156    17.91 - 27.16    14,599,428
     ClearBridge         December 31, 2016     664,108    16.10 - 24.31    14,930,164
     Variable            December 31, 2015     720,660    14.24 - 21.38    14,325,561
     Dividend Strategy   December 31, 2014     796,590    15.14 - 22.59    16,774,613
     Sub-Account         December 31, 2013     851,387    13.55 - 20.09    15,989,944

  LMPVET                September 30, 2017       9,755    29.76 - 32.16       302,391
     ClearBridge         December 31, 2016       8,139    25.68 - 27.67       216,950
     Variable            December 31, 2015       9,250    24.37 - 26.15       233,660
     Large Cap Growth    December 31, 2014      11,166    22.62 - 24.18       261,685
     Sub-Account         December 31, 2013      14,900    20.22 - 21.53       311,557

  LMPVET                September 30, 2017      15,923    26.39 - 28.55       432,950
     ClearBridge         December 31, 2016      18,344    24.40 - 26.31       461,514
     Variable            December 31, 2015      15,403    22.00 - 23.64       349,493
     Large Cap Value     December 31, 2014      16,469    23.09 - 24.70       391,501
     Sub-Account         December 31, 2013      17,208    21.06 - 22.45       373,560

  LMPVET                September 30, 2017     162,625     1.08 - 37.63     4,876,637
     ClearBridge         December 31, 2016     157,574    23.59 - 31.54     4,385,459
     Variable            December 31, 2015     174,184    22.72 - 30.14     4,612,937
     Small Cap Growth    December 31, 2014     180,599    24.22 - 31.87     5,087,100
     Sub-Account         December 31, 2013     204,252    23.71 - 30.96     5,633,330

  LMPVET QS             September 30, 2017      91,155    23.97 - 26.86     2,300,470
     Variable            December 31, 2016      97,631    22.12 - 24.68     2,269,182
     Conservative        December 31, 2015     110,832    20.93 - 23.22     2,433,690
     Growth              December 31, 2014     121,761    21.53 - 23.76     2,748,787
     Sub-Account         December 31, 2013     147,638    20.87 - 22.90     3,213,463

  LMPVET QS             September 30, 2017      58,286    22.33 - 24.25     1,347,026
     Variable Growth     December 31, 2016      67,986    20.00 - 21.65     1,411,867
     Sub-Account         December 31, 2015      72,554    18.74 - 20.21     1,409,068
                         December 31, 2014      71,544    19.48 - 20.93     1,440,406
                         December 31, 2013      72,225    18.92 - 21.30     1,407,293

  LMPVET                September 30, 2017       2,477    22.06 - 22.75        55,493
     QS Variable         December 31, 2016       2,494    20.00 - 20.61        50,644
     Moderate Growth     December 31, 2015       2,766    18.83 - 19.37        52,861
     Sub-Account         December 31, 2014       3,858    19.49 - 20.02        76,177
                         December 31, 2013       5,216    18.89 - 19.37        99,413

                                                          FOR THE PERIOD ENDED
                                            ------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO  TOTAL(3) RETURN
                                               INCOME          LOWEST TO        LOWEST TO
                                              RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                            -------------  ----------------  ---------------
  LMPVET                September 30, 2017      0.02         0.95 - 1.95        2.32 - 12.39
     ClearBridge         December 31, 2016      0.65         0.95 - 1.95       (1.01) - 0.25
     Variable            December 31, 2015      0.34         0.95 - 1.95     (3.83) - (2.66)
     Aggressive Growth   December 31, 2014      0.17         0.95 - 1.95       17.76 - 19.26
     Sub-Account         December 31, 2013      0.27         0.95 - 1.95       44.53 - 46.38

  LMPVET                September 30, 2017      0.01         0.95 - 1.90        4.79 - 11.42
     ClearBridge         December 31, 2016      1.31         0.95 - 1.90         7.70 - 8.73
     Variable            December 31, 2015      1.15         0.95 - 1.90       (0.31) - 0.64
     Appreciation        December 31, 2014      1.14         0.95 - 1.90         8.90 - 9.94
     Sub-Account         December 31, 2013      1.28         0.95 - 1.90       27.56 - 28.77

  LMPVET                September 30, 2017      0.13         0.95 - 1.90        6.58 - 11.73
     ClearBridge         December 31, 2016      1.41         0.95 - 1.90       12.68 - 13.69
     Variable            December 31, 2015      1.60         0.95 - 1.90     (6.19) - (5.34)
     Dividend Strategy   December 31, 2014      2.00         0.95 - 1.90       11.40 - 12.41
     Sub-Account         December 31, 2013      1.59         0.95 - 1.90       23.38 - 24.49

  LMPVET                September 30, 2017      0.01         1.50 - 1.90       15.89 - 16.24
     ClearBridge         December 31, 2016      0.50         1.50 - 1.90         5.37 - 5.79
     Variable            December 31, 2015      0.44         1.50 - 1.90         7.73 - 8.16
     Large Cap Growth    December 31, 2014      0.46         1.50 - 1.90       11.85 - 12.29
     Sub-Account         December 31, 2013      0.46         1.50 - 1.90       35.26 - 35.80

  LMPVET                September 30, 2017      0.05         1.50 - 1.90         8.17 - 8.50
     ClearBridge         December 31, 2016      1.57         1.50 - 1.90       10.87 - 11.32
     Variable            December 31, 2015      1.42         1.50 - 1.90     (4.70) - (4.31)
     Large Cap Value     December 31, 2014      1.89         1.50 - 1.90        9.61 - 10.05
     Sub-Account         December 31, 2013      1.62         1.50 - 1.90       29.88 - 30.40

  LMPVET                September 30, 2017        --         0.95 - 1.90        8.59 - 16.25
     ClearBridge         December 31, 2016        --         1.10 - 1.90         3.81 - 4.65
     Variable            December 31, 2015        --         1.10 - 1.90     (6.18) - (5.42)
     Small Cap Growth    December 31, 2014        --         1.10 - 1.90         2.12 - 2.94
     Sub-Account         December 31, 2013      0.05         1.10 - 1.90       44.28 - 45.44

  LMPVET QS             September 30, 2017      0.24         1.10 - 1.65         8.40 - 8.84
     Variable            December 31, 2016      2.28         1.10 - 1.65         5.67 - 6.26
     Conservative        December 31, 2015      1.92         1.10 - 1.65     (2.80) - (2.27)
     Growth              December 31, 2014      2.43         1.10 - 1.65         3.19 - 3.76
     Sub-Account         December 31, 2013      2.14         1.10 - 1.65       13.45 - 14.07

  LMPVET QS             September 30, 2017      0.12         1.25 - 1.65       11.67 - 12.01
     Variable Growth     December 31, 2016      1.45         1.25 - 1.65         6.72 - 7.15
     Sub-Account         December 31, 2015      1.39         1.25 - 1.65     (3.83) - (3.45)
                         December 31, 2014      1.77         1.25 - 1.65         2.97 - 3.39
                         December 31, 2013      1.65         0.95 - 1.65       24.43 - 25.30

  LMPVET                September 30, 2017      0.05         1.50 - 1.65       10.27 - 10.40
     QS Variable         December 31, 2016      2.02         1.50 - 1.65         6.23 - 6.39
     Moderate Growth     December 31, 2015      1.68         1.50 - 1.65     (3.39) - (3.25)
     Sub-Account         December 31, 2014      1.70         1.50 - 1.65         3.19 - 3.34
                         December 31, 2013      1.44         1.50 - 1.65       19.83 - 20.01

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                          -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO         NET
                                             UNITS       HIGHEST ($)    ASSETS ($)
                                          ----------  ---------------   -----------
  LMPVIT Western      September 30, 2017     352,867     1.03 - 28.82     8,702,767
     Global Asset      December 31, 2016     345,252    22.53 - 26.90     8,451,707
     Variable High     December 31, 2015     382,235    19.86 - 23.49     8,226,372
     Yield Bond        December 31, 2014     393,796    21.50 - 25.19     9,114,627
     Sub-Account       December 31, 2013     420,975    22.16 - 25.72     9,993,842

  Oppenheimer VA      September 30, 2017     127,731    33.65 - 37.09     4,448,496
     Main Street       December 31, 2016     144,427    30.64 - 33.36     4,544,421
     Small Cap         December 31, 2015     154,239    26.43 - 28.62     4,179,638
     Sub-Account       December 31, 2014     170,276    28.57 - 30.77     4,979,605
                       December 31, 2013     183,673    25.97 - 27.82     4,873,865

  PIMCO VIT           September 30, 2017       5,350    23.14 - 24.06       124,844
     High Yield        December 31, 2016       5,406    22.00 - 22.83       119,830
     Sub-Account       December 31, 2015       6,064    19.86 - 20.57       121,278
                       December 31, 2014       8,179    20.49 - 21.19       168,442
                       December 31, 2013       8,155    20.13 - 20.77       164,889

  PIMCO VIT           September 30, 2017       3,986    14.89 - 15.14        59,937
     Low Duration      December 31, 2016       4,155    14.85 - 15.08        62,277
     Sub-Account       December 31, 2015       4,350    14.86 - 15.08        65,235
                       December 31, 2014       4,667    15.04 - 15.24        70,817
                       December 31, 2013       7,603    15.14 - 15.33       116,235

  Pioneer VCT         September 30, 2017      46,456    49.94 - 58.50     2,443,734
     Mid Cap Value     December 31, 2016      46,933    47.36 - 55.19     2,336,394
     Sub-Account       December 31, 2015      47,288    41.43 - 47.94     2,051,323
                       December 31, 2014      50,993    44.97 - 51.68     2,392,128
                       December 31, 2013      53,861    39.83 - 45.45     2,228,875

  Pioneer VCT         September 30, 2017         394            30.64        12,076
     Real Estate       December 31, 2016         396            30.34        12,007
     Shares            December 31, 2015         397            29.15        11,585
     Sub-Account       December 31, 2014         399            28.35        11,317
                       December 31, 2013         401            22.08         8,850

  Putnam VT           September 30, 2017       2,588    31.68 - 34.76        82,871
     Equity Income     December 31, 2016       2,546    28.67 - 31.31        73,748
     Sub-Account       December 31, 2015       1,969    25.59 - 27.75        51,000
                       December 31, 2014       1,982    26.76 - 28.84        53,627
                       December 31, 2013       2,885    24.09 - 25.79        70,888

  Putnam VT           September 30, 2017      17,982            13.70       246,330
     Multi-Cap Growth  December 31, 2016      18,697            11.34       212,052
     Sub-Account       December 31, 2015      20,399            10.64       217,119
                       December 31, 2014      28,619            10.80       309,120
                       December 31, 2013      27,777             9.62       267,354

  Russell Global      September 30, 2017         215            38.63         8,309
     Real Estate       December 31, 2016         215            36.45         7,841
     Securities        December 31, 2015         215            35.88         7,718
     Sub-Account       December 31, 2014         215            36.30         7,807
                       December 31, 2013         215            32.08         6,900

                                                        FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  LMPVIT Western      September 30, 2017        --         0.95 - 1.90          3.59 - 7.13
     Global Asset      December 31, 2016      6.14         0.95 - 1.90        13.43 - 14.51
     Variable High     December 31, 2015      6.06         0.95 - 1.90      (7.61) - (6.73)
     Yield Bond        December 31, 2014      6.89         0.95 - 1.90      (3.01) - (2.09)
     Sub-Account       December 31, 2013      6.04         0.95 - 1.90          4.27 - 5.27

  Oppenheimer VA      September 30, 2017      0.63         0.95 - 1.55         5.99 - 11.19
     Main Street       December 31, 2016      0.25         0.95 - 1.50        15.92 - 16.56
     Small Cap         December 31, 2015      0.64         0.95 - 1.50      (7.49) - (6.98)
     Sub-Account       December 31, 2014      0.63         0.95 - 1.50         9.99 - 10.60
                       December 31, 2013      0.70         0.95 - 1.50        38.53 - 39.29

  PIMCO VIT           September 30, 2017      3.65         1.30 - 1.50          5.20 - 5.35
     High Yield        December 31, 2016      5.22         1.30 - 1.50        10.77 - 10.99
     Sub-Account       December 31, 2015      5.25         1.30 - 1.50      (3.11) - (2.91)
                       December 31, 2014      5.29         1.30 - 1.50          1.80 - 2.01
                       December 31, 2013      5.44         1.30 - 1.50          4.16 - 4.37

  PIMCO VIT           September 30, 2017      1.04         1.40 - 1.50          0.31 - 0.38
     Low Duration      December 31, 2016      1.49         1.40 - 1.50        (0.10) - 0.00
     Sub-Account       December 31, 2015      3.41         1.40 - 1.50      (1.18) - (1.08)
                       December 31, 2014      1.10         1.40 - 1.50      (0.65) - (0.55)
                       December 31, 2013      1.48         1.40 - 1.50      (1.62) - (1.52)

  Pioneer VCT         September 30, 2017      0.62         0.95 - 1.65        (0.43) - 6.00
     Mid Cap Value     December 31, 2016      0.47         0.95 - 1.65        14.33 - 15.13
     Sub-Account       December 31, 2015      0.55         0.95 - 1.65      (7.89) - (7.24)
                       December 31, 2014      0.65         0.95 - 1.65        12.92 - 13.71
                       December 31, 2013      0.75         0.95 - 1.65        30.58 - 31.50

  Pioneer VCT         September 30, 2017      1.74                1.65                 0.99
     Real Estate       December 31, 2016      3.24                1.65                 4.09
     Shares            December 31, 2015      2.07                1.65                 2.81
     Sub-Account       December 31, 2014      2.34                1.65                28.42
                       December 31, 2013      2.14                1.65               (0.12)

  Putnam VT           September 30, 2017      1.71         0.75 - 1.40        10.49 - 11.03
     Equity Income     December 31, 2016      1.58         0.75 - 1.40        12.06 - 12.79
     Sub-Account       December 31, 2015      1.61         0.75 - 1.40      (4.39) - (3.77)
                       December 31, 2014      2.11         0.75 - 1.40        11.09 - 11.82
                       December 31, 2013      1.95         0.75 - 1.40        30.58 - 31.43

  Putnam VT           September 30, 2017      0.86                1.40                20.78
     Multi-Cap Growth  December 31, 2016      0.98                1.40                 6.56
     Sub-Account       December 31, 2015      0.72                1.40               (1.46)
                       December 31, 2014      0.52                1.40                12.22
                       December 31, 2013      0.73                1.40                34.85

  Russell Global      September 30, 2017      0.87                1.40                 5.97
     Real Estate       December 31, 2016      4.56                1.40                 1.59
     Securities        December 31, 2015      1.63                1.40               (1.15)
     Sub-Account       December 31, 2014      3.29                1.40                13.15
                       December 31, 2013      3.99                1.40                 2.21

               BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                               AS OF
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                            -----------  ---------------  -----------
  Russell International September 30, 2017          959            14.34       13,752
     Developed           December 31, 2016          959            12.05       11,552
     Markets             December 31, 2015          959            11.94       11,445
     Sub-Account         December 31, 2014          959            12.26       11,761
                         December 31, 2013          959            13.02       12,482

  Russell Strategic     September 30, 2017        1,250            19.45       24,312
     Bond                December 31, 2016        1,250            18.96       23,697
     Sub-Account         December 31, 2015        1,250            18.65       23,307
                         December 31, 2014        1,250            18.94       23,669
                         December 31, 2013        1,250            18.21       22,762

  Russell U.S.          September 30, 2017          206            22.55        4,652
     Small Cap Equity    December 31, 2016          206            20.63        4,257
     Sub-Account         December 31, 2015          206            17.63        3,638
                         December 31, 2014          206            19.26        3,975
                         December 31, 2013          206            19.24        3,969

  Russell U.S.          September 30, 2017        2,931            17.28       50,650
     Strategic Equity    December 31, 2016        2,931            15.41       45,173
     Sub-Account         December 31, 2015        2,931            14.13       41,406
                         December 31, 2014        2,931            14.17       41,531
                         December 31, 2013        2,931            12.86       37,705

  TAP 1919 Variable     September 30, 2017          322    43.57 - 45.26       14,428
     Socially            December 31, 2016          340    39.58 - 41.07       13,795
     Responsive          December 31, 2015          437    37.87 - 39.24       16,859
     Balanced            December 31, 2014          342    39.18 - 40.53       13,703
     Sub-Account         December 31, 2013          770    36.44 - 37.64       28,829

                                                          FOR THE PERIOD ENDED
                                            ------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO  TOTAL(3) RETURN
                                               INCOME          LOWEST TO        LOWEST TO
                                              RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                            -------------  ----------------  ---------------
  Russell International September 30, 2017      0.73                1.40               19.04
     Developed           December 31, 2016      3.26                1.40                0.94
     Markets             December 31, 2015      1.14                1.40              (2.69)
     Sub-Account         December 31, 2014      1.95                1.40              (5.78)
                         December 31, 2013      2.00                1.40               20.22

  Russell Strategic     September 30, 2017      0.88                1.40                2.60
     Bond                December 31, 2016      1.60                1.40                1.67
     Sub-Account         December 31, 2015      2.39                1.40              (1.53)
                         December 31, 2014      1.55                1.40                3.99
                         December 31, 2013      1.43                1.40              (2.82)

  Russell U.S.          September 30, 2017      0.06                1.40                9.30
     Small Cap Equity    December 31, 2016      0.84                1.40               17.01
     Sub-Account         December 31, 2015      0.66                1.40              (8.48)
                         December 31, 2014      0.25                1.40                0.15
                         December 31, 2013      0.44                1.40               38.06

  Russell U.S.          September 30, 2017      0.73                1.40               12.12
     Strategic Equity    December 31, 2016      1.03                1.40                9.10
     Sub-Account         December 31, 2015      0.81                1.40              (0.30)
                         December 31, 2014      1.16                1.40               10.15
                         December 31, 2013      1.21                1.40               31.07

  TAP 1919 Variable     September 30, 2017        --         1.50 - 1.65       10.09 - 10.21
     Socially            December 31, 2016      0.85         1.50 - 1.65         4.50 - 4.65
     Responsive          December 31, 2015      1.42         1.50 - 1.65     (3.32) - (3.18)
     Balanced            December 31, 2014      0.66         1.50 - 1.65         7.52 - 7.68
     Sub-Account         December 31, 2013      1.79         1.50 - 1.65       16.76 - 16.94

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                          AMERICAN FUNDS
                                              AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                   BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   ------------------
ASSETS:
   Investments at fair value..............  $         9,328,701   $        22,371,804   $         4,602,743   $       50,326,750
   Due from First MetLife Investors
     Insurance Company....................                   --                    --                    --                   --
                                            -------------------   -------------------   -------------------   ------------------
       Total Assets.......................            9,328,701            22,371,804             4,602,743           50,326,750
                                            -------------------   -------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees...........................                   17                    25                    18                   19
   Due to First MetLife Investors
     Insurance Company....................                   --                    --                    --                    2
                                            -------------------   -------------------   -------------------   ------------------
       Total Liabilities..................                   17                    25                    18                   21
                                            -------------------   -------------------   -------------------   ------------------

NET ASSETS................................  $         9,328,684   $        22,371,779   $         4,602,725   $       50,326,729
                                            ===================   ===================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,328,684   $        22,371,779   $         4,602,725   $       50,300,000
   Net assets from contracts in payout....                   --                    --                    --               26,729
                                            -------------------   -------------------   -------------------   ------------------
       Total Net Assets...................  $         9,328,684   $        22,371,779   $         4,602,725   $       50,326,729
                                            ===================   ===================   ===================   ==================


 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                            AMERICAN FUNDS        FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                             GROWTH-INCOME         CONTRAFUND           EQUITY-INCOME           MID CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        27,168,007  $        18,917,080  $            62,071  $         16,028,727
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           27,168,007           18,917,080               62,071            16,028,727
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   17                   36                   11                     3
   Due to First MetLife Investors
     Insurance Company..................                   --                    2                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   17                   38                   11                     3
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        27,167,990  $        18,917,042  $            62,060  $         16,028,724
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,142,441  $        18,917,042  $            62,060  $         16,028,724
   Net assets from contracts in payout..               25,549                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        27,167,990  $        18,917,042  $            62,060  $         16,028,724
                                          ===================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                               INCOME VIP        MUTUAL SHARES VIP   SMALL CAP VALUE VIP      FOREIGN VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        21,429,903  $          3,942,646  $         3,903,633  $        11,685,547
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           21,429,903             3,942,646            3,903,633           11,685,547
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                    15                   19                   24
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    8                    15                   19                   24
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        21,429,895  $          3,942,631  $         3,903,614  $        11,685,523
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        21,429,895  $          3,942,631  $         3,903,614  $        11,678,874
   Net assets from contracts in payout..                   --                    --                   --                6,649
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        21,429,895  $          3,942,631  $         3,903,614  $        11,685,523
                                          ===================  ====================  ===================  ===================

                                            FTVIPT TEMPLETON       INVESCO V.I.
                                             GLOBAL BOND VIP     EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        11,126,554  $        18,652,645
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           11,126,554           18,652,645
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    9                   --
   Due to First MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   10                    1
                                          -------------------  -------------------

NET ASSETS..............................  $        11,126,544  $        18,652,644
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        11,126,544  $        18,652,644
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        11,126,544  $        18,652,644
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                         LMPVET                LMPVET                LMPVET
                                                INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $         9,786,484   $        16,840,262   $        23,691,238   $       14,930,200
   Due from First MetLife Investors
     Insurance Company....................                    --                    --                     1                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................             9,786,484            16,840,262            23,691,239           14,930,200
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    13                    33                    12                   36
   Due to First MetLife Investors
     Insurance Company....................                    --                    --                    --                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    13                    33                    12                   36
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $         9,786,471   $        16,840,229   $        23,691,227   $       14,930,164
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,786,471   $        16,816,430   $        23,691,227   $       14,930,164
   Net assets from contracts in payout....                    --                23,799                    --                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $         9,786,471   $        16,840,229   $        23,691,227   $       14,930,164
                                            ====================  ====================  ====================  ====================

                                                   LMPVET                LMPVET                LMPVET               LMPVET QS
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  VARIABLE CONSERVATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH           GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..............   $           216,971   $           461,534   $        4,385,495   $         2,269,198
   Due from First MetLife Investors
     Insurance Company....................                     1                    --                   --                    --
                                            --------------------  --------------------  --------------------  ---------------------
       Total Assets.......................               216,972               461,534            4,385,495             2,269,198
                                            --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                    22                    20                   36                    15
   Due to First MetLife Investors
     Insurance Company....................                    --                    --                   --                     1
                                            --------------------  --------------------  --------------------  ---------------------
       Total Liabilities..................                    22                    20                   36                    16
                                            --------------------  --------------------  --------------------  ---------------------

NET ASSETS................................   $           216,950   $           461,514   $        4,385,459   $         2,269,182
                                            ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           216,950   $           461,514   $        4,385,459   $         2,269,182
   Net assets from contracts in payout....                    --                    --                   --                    --
                                            --------------------  --------------------  --------------------  ---------------------
       Total Net Assets...................   $           216,950   $           461,514   $        4,385,459   $         2,269,182
                                            ====================  ====================  ====================  =====================

                                                                       LMPVET QS
                                                  LMPVET QS        VARIABLE MODERATE
                                               VARIABLE GROWTH          GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,411,885  $            50,654
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            1,411,885               50,654
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   18                   10
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   18                   10
                                            -------------------  -------------------

NET ASSETS................................  $         1,411,867  $            50,644
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,411,867  $            50,644
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $         1,411,867  $            50,644
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVIT                                  MIST ALLIANZ
                                              WESTERN ASSET           MIST AB          GLOBAL INVESTORS       MIST AMERICAN
                                          VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC            DYNAMIC          FUNDS BALANCED
                                               YIELD BOND           ALLOCATION         MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         8,451,728  $       149,180,028  $         3,098,005  $       209,263,316
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             8,451,728          149,180,028            3,098,005          209,263,316
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    20                   51                   14                   16
   Due to First MetLife Investors
     Insurance Company..................                     1                    1                    1                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    21                   52                   15                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         8,451,707  $       149,179,976  $         3,097,990  $       209,263,299
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         8,451,707  $       149,166,740  $         3,097,990  $       209,263,299
   Net assets from contracts in payout..                    --               13,236                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         8,451,707  $       149,179,976  $         3,097,990  $       209,263,299
                                          ====================  ===================  ===================  ===================


                                             MIST AMERICAN                              MIST AMERICAN
                                             FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL
                                              ALLOCATION           FUNDS GROWTH          ALLOCATION          RISK BALANCED
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        97,519,287  $        46,939,847  $       110,700,632  $        129,696,841
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           97,519,287           46,939,847          110,700,632           129,696,841
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   --                   33                   10                    37
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   33                   10                    38
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        97,519,287  $        46,939,814  $       110,700,622  $        129,696,803
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        97,519,287  $        46,939,814  $       110,700,622  $        129,686,036
   Net assets from contracts in payout..                   --                   --                   --                10,767
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        97,519,287  $        46,939,814  $       110,700,622  $        129,696,803
                                          ===================  ===================  ===================  ====================


                                            MIST BLACKROCK
                                            GLOBAL TACTICAL      MIST BLACKROCK
                                              STRATEGIES           HIGH YIELD
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       270,299,808  $        19,527,459
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          270,299,808           19,527,459
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   42                   32
   Due to First MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   43                   33
                                          -------------------  -------------------

NET ASSETS..............................  $       270,299,765  $        19,527,426
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       270,299,765  $        19,527,426
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       270,299,765  $        19,527,426
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 MIST HARRIS
                                             MIST CLARION GLOBAL    MIST CLEARBRIDGE       MIST GOLDMAN            OAKMARK
                                                 REAL ESTATE        AGGRESSIVE GROWTH   SACHS MID CAP VALUE     INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        22,088,823   $        48,322,696  $        23,681,222   $        53,200,170
   Due from First MetLife Investors
     Insurance Company....................                   --                     1                   --                    --
                                            --------------------  -------------------  --------------------  -------------------
       Total Assets.......................           22,088,823            48,322,697           23,681,222            53,200,170
                                            --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   31                    56                   20                    38
   Due to First MetLife Investors
     Insurance Company....................                    2                    --                   --                    --
                                            --------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   33                    56                   20                    38
                                            --------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        22,088,790   $        48,322,641  $        23,681,202   $        53,200,132
                                            ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        22,088,790   $        48,274,474  $        23,681,202   $        53,155,226
   Net assets from contracts in payout....                   --                48,167                   --                44,906
                                            --------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        22,088,790   $        48,322,641  $        23,681,202   $        53,200,132
                                            ====================  ===================  ====================  ===================

                                               MIST INVESCO
                                               BALANCED-RISK        MIST INVESCO         MIST INVESCO        MIST INVESCO
                                                ALLOCATION            COMSTOCK           MID CAP VALUE     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $        40,932,745  $        39,232,948  $       19,601,804  $       25,351,444
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Assets.......................           40,932,745           39,232,948          19,601,804          25,351,444
                                            -------------------  -------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   28                   29                  26                  40
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Liabilities..................                   29                   30                  26                  40
                                            -------------------  -------------------  ------------------  ------------------

NET ASSETS................................  $        40,932,716  $        39,232,918  $       19,601,778  $       25,351,404
                                            ===================  ===================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        40,932,716  $        39,218,981  $       19,601,778  $       25,298,820
   Net assets from contracts in payout....                   --               13,937                  --              52,584
                                            -------------------  -------------------  ------------------  ------------------
       Total Net Assets...................  $        40,932,716  $        39,232,918  $       19,601,778  $       25,351,404
                                            ===================  ===================  ==================  ==================

                                                                     MIST JPMORGAN
                                                MIST JPMORGAN        GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        29,295,080  $        62,103,788
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           29,295,080           62,103,788
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   11                   36
   Due to First MetLife Investors
     Insurance Company....................                    1                    1
                                            -------------------  -------------------
       Total Liabilities..................                   12                   37
                                            -------------------  -------------------

NET ASSETS................................  $        29,295,068  $        62,103,751
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        29,258,935  $        62,103,751
   Net assets from contracts in payout....               36,133                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        29,295,068  $        62,103,751
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                      MIST MET/ABERDEEN
                                             MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON
                                            SMALL CAP VALUE      GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,424,081  $        17,928,487  $        28,401,388  $          6,579,303
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            4,424,081           17,928,487           28,401,388             6,579,303
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   42                   18                   13                    12
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   42                   18                   14                    13
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
   Net assets from contracts in payout..                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
                                          ===================  ===================  ===================  ====================

                                            MIST MET/FRANKLIN                        MIST MET/WELLINGTON
                                           LOW DURATION TOTAL   MIST MET/TEMPLETON        LARGE CAP           MIST METLIFE
                                                 RETURN         INTERNATIONAL BOND        RESEARCH        ASSET ALLOCATION 100
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,374,583  $          3,137,838  $         1,568,387   $       103,693,389
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           18,374,583             3,137,838            1,568,387           103,693,389
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                    30                   31                    32
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   20                    30                   31                    33
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        18,374,563  $          3,137,808  $         1,568,356   $       103,693,356
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,374,563  $          3,137,808  $         1,568,356   $       103,521,008
   Net assets from contracts in payout..                   --                    --                   --               172,348
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        18,374,563  $          3,137,808  $         1,568,356   $       103,693,356
                                          ===================  ====================  ===================  ====================

                                                                   MIST METLIFE
                                              MIST METLIFE          MULTI-INDEX
                                              BALANCED PLUS        TARGETED RISK
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       414,260,116  $        41,669,261
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          414,260,116           41,669,261
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   18                   30
   Due to First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   18                   30
                                          -------------------  -------------------

NET ASSETS..............................  $       414,260,098  $        41,669,231
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       414,068,320  $        41,669,231
   Net assets from contracts in payout..              191,778                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       414,260,098  $        41,669,231
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                          MIST MORGAN
                                               MIST METLIFE       MIST MFS RESEARCH     STANLEY MID CAP    MIST OPPENHEIMER
                                              SMALL CAP VALUE       INTERNATIONAL           GROWTH           GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        35,260,917  $       29,799,204  $         9,473,095  $         3,997,418
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           35,260,917          29,799,204            9,473,095            3,997,418
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   22                  51                   48                   45
   Due to First MetLife Investors
     Insurance Company....................                   --                   1                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   22                  52                   48                   46
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        35,260,895  $       29,799,152  $         9,473,047  $         3,997,372
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        35,260,895  $       29,799,152  $         9,462,732  $         3,997,372
   Net assets from contracts in payout....                   --                  --               10,315                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        35,260,895  $       29,799,152  $         9,473,047  $         3,997,372
                                            ===================  ==================  ===================  ===================

                                               MIST PANAGORA         MIST PIMCO
                                            GLOBAL DIVERSIFIED   INFLATION PROTECTED       MIST PIMCO          MIST PYRAMIS
                                                   RISK                 BOND              TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         3,420,059  $       62,595,420   $       134,308,113  $        46,433,847
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            3,420,059          62,595,420           134,308,113           46,433,847
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   46                  10                    20                   35
   Due to First MetLife Investors
     Insurance Company....................                    1                  --                    --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   47                  10                    20                   37
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         3,420,012  $       62,595,410   $       134,308,093  $        46,433,810
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,420,012  $       62,577,972   $       134,308,093  $        46,433,810
   Net assets from contracts in payout....                   --              17,438                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         3,420,012  $       62,595,410   $       134,308,093  $        46,433,810
                                            ===================  ===================  ===================  ===================


                                               MIST PYRAMIS         MIST SCHRODERS
                                               MANAGED RISK       GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        15,771,649  $        24,231,555
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           15,771,649           24,231,555
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   24                   45
   Due to First MetLife Investors
     Insurance Company....................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                   24                   46
                                            -------------------  -------------------

NET ASSETS................................  $        15,771,625  $        24,231,509
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        15,771,625  $        24,231,509
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        15,771,625  $        24,231,509
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                              MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        89,714,425  $        49,308,664  $        55,908,408  $        42,601,802
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           89,714,425           49,308,664           55,908,409           42,601,802
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   20                   22                   61                   14
   Due to First MetLife Investors
     Insurance Company....................                   --                   --                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   20                   22                   61                   15
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        89,714,405  $        49,308,642  $        55,908,348  $        42,601,787
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        89,497,275  $        49,308,642  $        55,876,638  $        42,559,945
   Net assets from contracts in payout....              217,130                   --               31,710               41,842
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        89,714,405  $        49,308,642  $        55,908,348  $        42,601,787
                                            ===================  ===================  ===================  ===================

                                                                     MSF BARCLAYS
                                             MSF BAILLIE GIFFORD    AGGREGATE BOND        MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK         INDEX             BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,935,116   $        16,335,194  $         8,254,572   $         1,331,146
   Due from First MetLife Investors
     Insurance Company....................                   --                    --                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,935,116            16,335,194            8,254,572             1,331,146
                                            --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   28                    32                   42                    59
   Due to First MetLife Investors
     Insurance Company....................                   --                     1                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   28                    33                   42                    59
                                            --------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,935,088   $        16,335,161  $         8,254,530   $         1,331,087
                                            ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,901,384   $        16,335,161  $         8,254,530   $         1,331,087
   Net assets from contracts in payout....               33,704                    --                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,935,088   $        16,335,161  $         8,254,530   $         1,331,087
                                            ====================  ===================  ===================  ====================

                                               MSF BLACKROCK
                                             ULTRA-SHORT TERM      MSF FRONTIER
                                                   BOND           MID CAP GROWTH
                                                SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  ------------------
ASSETS:
   Investments at fair value..............  $       49,228,369  $        8,135,650
   Due from First MetLife Investors
     Insurance Company....................                  --                  --
                                            ------------------  ------------------
       Total Assets.......................          49,228,369           8,135,650
                                            ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  71                  23
   Due to First MetLife Investors
     Insurance Company....................                   1                  --
                                            ------------------  ------------------
       Total Liabilities..................                  72                  23
                                            ------------------  ------------------

NET ASSETS................................  $       49,228,297  $        8,135,627
                                            ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       49,228,297  $        8,135,627
   Net assets from contracts in payout....                  --                  --
                                            ------------------  ------------------
       Total Net Assets...................  $       49,228,297  $        8,135,627
                                            ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016




                                              MSF JENNISON       MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                                 GROWTH           SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         45,005,836  $           809,088  $           475,827  $        14,575,503
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            45,005,836              809,088              475,827           14,575,503
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    48                   13                   25                   31
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    48                   13                   25                   31
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         45,005,788  $           809,075  $           475,802  $        14,575,472
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         45,005,788  $           794,993  $           475,802  $        14,575,472
   Net assets from contracts in payout..                    --               14,082                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         45,005,788  $           809,075  $           475,802  $        14,575,472
                                          ====================  ===================  ===================  ===================

                                               MSF MET/             MSF MET/
                                              DIMENSIONAL          WELLINGTON
                                             INTERNATIONAL         CORE EQUITY           MSF METLIFE           MSF METLIFE
                                             SMALL COMPANY        OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,957,553  $        80,010,200  $          8,698,591  $       373,986,534
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................            4,957,553           80,010,200             8,698,591          373,986,534
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   17                   98                    17                   25
   Due to First MetLife Investors
     Insurance Company..................                    1                    1                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   18                   99                    17                   26
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         4,957,535  $        80,010,101  $          8,698,574  $       373,986,508
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,957,535  $        80,010,101  $          8,698,574  $       373,932,505
   Net assets from contracts in payout..                   --                   --                    --               54,003
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $         4,957,535  $        80,010,101  $          8,698,574  $       373,986,508
                                          ===================  ===================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        525,258,736  $       409,525,422
   Due from First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           525,258,736          409,525,422
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    24                   23
   Due to First MetLife Investors
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    24                   24
                                          --------------------  -------------------

NET ASSETS..............................  $        525,258,712  $       409,525,398
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        525,258,712  $       409,482,156
   Net assets from contracts in payout..                    --               43,242
                                          --------------------  -------------------
       Total Net Assets.................  $        525,258,712  $       409,525,398
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN        MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         7,511,235  $       51,520,010  $         7,568,624  $        24,207,730
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            7,511,235          51,520,010            7,568,624           24,207,730
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   15                  14                   40                   32
   Due to First MetLife Investors
     Insurance Company....................                   --                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   15                  14                   40                   33
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         7,511,220  $       51,519,996  $         7,568,584  $        24,207,697
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,511,220  $       51,519,996  $         7,568,584  $        24,158,032
   Net assets from contracts in payout....                   --                  --                   --               49,665
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         7,511,220  $       51,519,996  $         7,568,584  $        24,207,697
                                            ===================  ==================  ===================  ===================

                                                  MSF MSCI          MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX        BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,875,924  $        12,490,608  $       10,344,994  $        21,990,775
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                   1                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................            5,875,924           12,490,608          10,344,995           21,990,775
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   19                   39                  25                   21
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                  --                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   20                   40                  25                   22
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $         5,875,904  $        12,490,568  $       10,344,970  $        21,990,753
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,875,904  $        12,459,020  $       10,344,970  $        21,990,753
   Net assets from contracts in payout....                   --               31,548                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $         5,875,904  $        12,490,568  $       10,344,970  $        21,990,753
                                            ===================  ===================  ==================  ===================

                                              MSF T. ROWE PRICE  MSF VAN ECK GLOBAL
                                              SMALL CAP GROWTH    NATURAL RESOURCES
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           483,779  $         4,607,866
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................              483,779            4,607,866
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   18                   33
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   18                   33
                                            -------------------  -------------------

NET ASSETS................................  $           483,761  $         4,607,833
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           483,761  $         4,607,833
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $           483,761  $         4,607,833
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             MSF WESTERN ASSET
                                                MANAGEMENT       MSF WESTERN ASSET     OPPENHEIMER VA
                                              STRATEGIC BOND        MANAGEMENT           MAIN STREET           PIMCO VIT
                                               OPPORTUNITIES      U.S. GOVERNMENT         SMALL CAP           HIGH YIELD
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,139,790  $        26,776,975  $         4,544,435  $           119,845
   Due from First MetLife Investors
     Insurance Company....................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          72,139,790           26,776,975            4,544,435              119,845
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 101                   37                   14                   14
   Due to First MetLife Investors
     Insurance Company....................                   2                    1                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 103                   38                   14                   15
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       72,139,687  $        26,776,937  $         4,544,421  $           119,830
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,103,025  $        26,776,937  $         4,544,421  $           119,830
   Net assets from contracts in payout....              36,662                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       72,139,687  $        26,776,937  $         4,544,421  $           119,830
                                            ==================  ===================  ===================  ===================



                                                  PIMCO VIT           PIONEER VCT          PIONEER VCT           PUTNAM VT
                                                LOW DURATION         MID CAP VALUE     REAL ESTATE SHARES      EQUITY INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            62,290  $         2,336,422  $            12,016  $            73,758
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               62,290            2,336,422               12,016               73,758
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   27                    9                   10
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   13                   28                    9                   10
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            62,277  $         2,336,394  $            12,007  $            73,748
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            62,277  $         2,336,394  $            12,007  $            73,748
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            62,277  $         2,336,394  $            12,007  $            73,748
                                            ===================  ===================  ===================  ===================



                                                  PUTNAM VT       RUSSELL AGGRESSIVE
                                              MULTI-CAP GROWTH          EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           212,055  $             4,261
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................              212,055                4,261
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    4
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    4
                                            -------------------  -------------------

NET ASSETS................................  $           212,052  $             4,257
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           212,052  $             4,257
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $           212,052  $             4,257
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016



                                                                  RUSSELL GLOBAL REAL    RUSSELL MULTI-STYLE
                                            RUSSELL CORE BOND      ESTATE SECURITIES           EQUITY           RUSSELL NON-U.S.
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              23,702  $              7,846  $              45,179  $             11,557
   Due from First MetLife Investors
     Insurance Company..................                      1                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 23,703                 7,846                 45,179                11,557
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      6                     5                      6                     5
   Due to First MetLife Investors
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      6                     5                      6                     5
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $              23,697  $              7,841  $              45,173  $             11,552
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              23,697  $              7,841  $              45,173  $             11,552
   Net assets from contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $              23,697  $              7,841  $              45,173  $             11,552
                                          =====================  ====================  =====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $             13,808
   Due from First MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................                13,808
                                          --------------------
LIABILITIES:
   Accrued fees.........................                    13
   Due to First MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                    13
                                          --------------------

NET ASSETS..............................  $             13,795
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             13,795
   Net assets from contracts in payout..                    --
                                          --------------------
        Total Net Assets................  $             13,795
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           162,554  $           206,019  $            11,449  $           378,630
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,942              284,874               43,229              613,938
      Administrative charges...............               24,755               56,497               11,321              124,128
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              132,697              341,371               54,550              738,066
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               29,857            (135,352)             (43,101)            (359,436)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               34,255            1,924,310              847,211            4,493,543
      Realized gains (losses) on sale of
        investments........................               16,374              158,410               26,648              618,312
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               50,629            2,082,720              873,859            5,111,855
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               88,466          (2,198,395)            (785,838)            (997,154)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              139,095            (115,675)               88,021            4,114,701
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           168,952  $         (251,027)  $            44,920  $         3,755,265
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 GROWTH-INCOME        CONTRAFUND          EQUITY-INCOME           MID CAP
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           387,537  $           132,465  $             1,243  $            48,158
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              352,702              238,178                  775              168,198
      Administrative charges...............               66,279               46,531                  164               37,957
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              418,981              284,709                  939              206,155
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (31,444)            (152,244)                  304            (157,997)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,941,450            1,513,584                4,700              952,303
      Realized gains (losses) on sale of
        investments........................              281,186              228,223                (542)               25,285
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            3,222,636            1,741,807                4,158              977,588
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (721,423)            (448,739)                5,572              718,949
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,501,213            1,293,068                9,730            1,696,537
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,769  $         1,140,824  $            10,034  $         1,538,540
                                             ===================  ===================  ===================  ===================


                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 INCOME VIP        MUTUAL SHARES VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,047,226  $            75,575
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              263,529               42,780
      Administrative charges...............               52,283                9,296
                                             -------------------  -------------------
        Total expenses.....................              315,812               52,076
                                             -------------------  -------------------
          Net investment income (loss).....              731,414               23,499
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              311,334
      Realized gains (losses) on sale of
        investments........................            (175,498)               39,760
                                             -------------------  -------------------
          Net realized gains (losses)......            (175,498)              351,094
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,872,606              139,253
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,697,108              490,347
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,428,522  $           513,846
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON      INVESCO V.I.
                                             SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP    EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            28,762  $           222,300  $                --  $           291,848
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               38,045              170,349              120,060              199,649
      Administrative charges...............                8,768               28,287               27,158               44,227
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               46,813              198,636              147,218              243,876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (18,051)               23,664            (147,218)               47,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              528,571              198,813                9,339              564,080
      Realized gains (losses) on sale of
        investments........................               12,875            (158,417)            (162,588)              214,743
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              541,446               40,396            (153,249)              778,823
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              377,639              555,586              459,013            1,419,079
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              919,085              595,982              305,764            2,197,902
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           901,034  $           619,646  $           158,546  $         2,245,874
                                             ===================  ===================  ===================  ===================

                                                                          LMPVET                LMPVET                LMPVET
                                                 INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           116,796    $           107,245   $           304,092  $           205,006
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,313                203,468               261,093              170,035
      Administrative charges...............               24,932                 41,457                57,842               36,271
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................              132,245                244,925               318,935              206,306
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (15,449)              (137,680)              (14,843)              (1,300)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                860,361               514,265                   --
      Realized gains (losses) on sale of
        investments........................              113,701                387,128               724,264              427,890
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              113,701              1,247,489             1,238,529              427,890
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (298,445)            (1,161,909)               621,594            1,376,327
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (184,744)                 85,580             1,860,123            1,804,217
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (200,193)    $          (52,100)   $         1,845,280  $         1,802,917
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,097   $              6,644
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,156                  6,281
      Administrative charges...............                  541                  1,053
                                             --------------------  --------------------
        Total expenses.....................                3,697                  7,334
                                             --------------------  --------------------
          Net investment income (loss).....              (2,600)                  (690)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               17,558                  9,018
      Realized gains (losses) on sale of
        investments........................                7,971                  6,633
                                             --------------------  --------------------
          Net realized gains (losses)......               25,529                 15,651
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (11,280)                 35,803
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               14,249                 51,454
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            11,649   $             50,764
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    LMPVET               LMPVET QS                                  LMPVET QS
                                             CLEARBRIDGE VARIABLE  VARIABLE CONSERVATIVE       LMPVET QS        VARIABLE MODERATE
                                               SMALL CAP GROWTH           GROWTH            VARIABLE GROWTH          GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --    $            53,840   $            19,863  $            1,020
                                             --------------------  ---------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               49,809                 27,173                16,504                 665
      Administrative charges...............               10,717                  5,891                 3,411                 123
                                             --------------------  ---------------------  -------------------  ------------------
        Total expenses.....................               60,526                 33,064                19,915                 788
                                             --------------------  ---------------------  -------------------  ------------------
          Net investment income (loss).....             (60,526)                 20,776                  (52)                 232
                                             --------------------  ---------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              174,856                     --                51,370                 661
      Realized gains (losses) on sale of
        investments........................               73,811                 56,559                13,304               1,059
                                             --------------------  ---------------------  -------------------  ------------------
          Net realized gains (losses)......              248,667                 56,559                64,674               1,720
                                             --------------------  ---------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,374)                 58,162                27,212               1,085
                                             --------------------  ---------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              246,293                114,721                91,886               2,805
                                             --------------------  ---------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           185,767    $           135,497   $            91,834  $            3,037
                                             ====================  =====================  ===================  ==================

                                                    LMPVIT                                 MIST ALLIANZ
                                                 WESTERN ASSET           MIST AB         GLOBAL INVESTORS       MIST AMERICAN
                                             VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC           DYNAMIC          FUNDS BALANCED
                                                  YIELD BOND           ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           514,747  $         2,417,591  $             1,312  $        3,325,031
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               100,277            1,858,291               32,068           2,720,829
      Administrative charges...............                20,937              381,119                6,954             516,845
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................               121,214            2,239,410               39,022           3,237,674
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               393,533              178,181             (37,710)              87,357
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            1,558,003                   --          17,306,188
      Realized gains (losses) on sale of
        investments........................             (191,677)              945,736              (6,760)           1,354,586
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             (191,677)            2,503,739              (6,760)          18,660,774
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               900,004              505,167               56,870         (6,421,078)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               708,327            3,008,906               50,110          12,239,696
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         1,101,860  $         3,187,087  $            12,400  $       12,327,053
                                             ====================  ===================  ===================  ==================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,240,867  $           135,874
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,302,123              619,322
      Administrative charges...............              238,734              114,207
                                             -------------------  -------------------
        Total expenses.....................            1,540,857              733,529
                                             -------------------  -------------------
          Net investment income (loss).....            (299,990)            (597,655)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,663,133           11,636,096
      Realized gains (losses) on sale of
        investments........................              624,161              477,730
                                             -------------------  -------------------
          Net realized gains (losses)......           10,287,294           12,113,826
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,354,771)          (8,192,777)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,932,523            3,921,049
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,632,533  $         3,323,394
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN                             MIST BLACKROCK
                                               FUNDS MODERATE       MIST AQR GLOBAL       GLOBAL TACTICAL      MIST BLACKROCK
                                                 ALLOCATION          RISK BALANCED          STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,095,004  $                --  $         4,013,255  $         1,237,669
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,473,345            1,607,088            3,386,559              256,139
      Administrative charges...............              275,271              330,895              690,768               47,143
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,748,616            1,937,983            4,077,327              303,282
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              346,388          (1,937,983)             (64,072)              934,387
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,116,533                   --           22,627,364                   --
      Realized gains (losses) on sale of
        investments........................              356,055          (3,172,683)               19,696            (371,006)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,472,588          (3,172,683)           22,647,060            (371,006)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,086,342)           14,534,839         (14,679,169)            1,586,110
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,386,246           11,362,156            7,967,891            1,215,104
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,732,634  $         9,424,173  $         7,903,819  $         2,149,491
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST HARRIS
                                             MIST CLARION GLOBAL   MIST CLEARBRIDGE        MIST GOLDMAN             OAKMARK
                                                 REAL ESTATE       AGGRESSIVE GROWTH    SACHS MID CAP VALUE      INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           481,691  $           203,520  $           191,348   $         1,109,750
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              313,702              690,783              316,181               720,131
      Administrative charges...............               58,034              122,006               57,299               129,299
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              371,736              812,789              373,480               849,430
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              109,955            (609,269)            (182,132)               260,320
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,786,584             3,510,682
      Realized gains (losses) on sale of
        investments........................              151,764            2,055,130            (584,577)           (1,218,644)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              151,764            2,055,130            1,202,007             2,292,038
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (353,417)          (1,032,442)            1,515,714               797,337
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (201,653)            1,022,688            2,717,721             3,089,375
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (91,698)  $           413,419  $         2,535,589   $         3,349,695
                                             ===================  ===================  ====================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO
                                                  ALLOCATION            COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             54,249  $           927,502
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               442,014              451,696
      Administrative charges...............                91,466               91,631
                                             --------------------  -------------------
        Total expenses.....................               533,480              543,327
                                             --------------------  -------------------
          Net investment income (loss).....             (479,231)              384,175
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            2,839,663
      Realized gains (losses) on sale of
        investments........................             (201,160)              560,107
                                             --------------------  -------------------
          Net realized gains (losses)......             (201,160)            3,399,770
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             4,080,988            1,677,383
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,879,828            5,077,153
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,400,597  $         5,461,328
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                                            MIST JPMORGAN
                                                MIST INVESCO        MIST INVESCO        MIST JPMORGAN       GLOBAL ACTIVE
                                                MID CAP VALUE     SMALL CAP GROWTH        CORE BOND          ALLOCATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          116,484  $               --  $          833,736  $         1,296,730
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             240,445             338,862             408,104              714,873
      Administrative charges...............              45,910              61,186              74,240              153,294
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................             286,355             400,048             482,344              868,167
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           (169,871)           (400,048)             351,392              428,563
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             893,797           4,618,623                  --            1,039,572
      Realized gains (losses) on sale of
        investments........................             145,799           (309,341)                 182               32,247
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           1,039,596           4,309,282                 182            1,071,819
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           1,651,354         (1,576,836)           (188,241)            (553,159)
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           2,690,950           2,732,446           (188,059)              518,660
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,521,079  $        2,332,398  $          163,333  $           947,223
                                             ==================  ==================  ==================  ===================

                                                                                             MIST MET/
                                                                                             ABERDEEN
                                                 MIST JPMORGAN     MIST LOOMIS SAYLES    EMERGING MARKETS      MIST MET/EATON
                                                SMALL CAP VALUE      GLOBAL MARKETS           EQUITY         VANCE FLOATING RATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            72,429  $           312,875  $           285,961  $           258,680
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               56,936              257,493              394,481               91,307
      Administrative charges...............                9,791               46,261               73,413               16,756
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               66,727              303,754              467,894              108,063
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....                5,702                9,121            (181,933)              150,617
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              263,498              598,544                   --                   --
      Realized gains (losses) on sale of
        investments........................               65,104              445,070            (523,577)             (51,918)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......              328,602            1,043,614            (523,577)             (51,918)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              700,664            (476,671)            3,588,963              388,345
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,029,266              566,943            3,065,386              336,427
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,034,968  $           576,064  $         2,883,453  $           487,044
                                             ===================  ===================  ===================  ====================


                                               MIST MET/FRANKLIN
                                              LOW DURATION TOTAL   MIST MET/TEMPLETON
                                                    RETURN         INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           532,647  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              247,090               38,020
      Administrative charges...............               45,836                7,577
                                             -------------------  -------------------
        Total expenses.....................              292,926               45,597
                                             -------------------  -------------------
          Net investment income (loss).....              239,721             (45,597)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                7,929
      Realized gains (losses) on sale of
        investments........................            (135,840)             (45,776)
                                             -------------------  -------------------
          Net realized gains (losses)......            (135,840)             (37,847)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              166,889               69,574
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               31,049               31,727
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,770  $          (13,870)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                             MIST MET/WELLINGTON                                                MIST METLIFE
                                                  LARGE CAP           MIST METLIFE         MIST METLIFE          MULTI-INDEX
                                                  RESEARCH        ASSET ALLOCATION 100     BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            37,318   $         2,250,372  $        11,387,781  $           523,969
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,423             1,408,053            4,766,733              477,659
      Administrative charges...............                4,052               249,888              997,847               98,416
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               27,475             1,657,941            5,764,580              576,075
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                9,843               592,431            5,623,201             (52,106)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              109,802            12,838,057            4,408,173                   --
      Realized gains (losses) on sale of
        investments........................               58,735               470,507              513,582               71,819
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              168,537            13,308,564            4,921,755               71,819
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (72,928)           (6,889,824)           15,460,181            1,116,823
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               95,609             6,418,740           20,381,936            1,188,642
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           105,452   $         7,011,171  $        26,005,137  $         1,136,536
                                             ===================  ====================  ===================  ===================

                                                                                           MIST MORGAN
                                                 MIST METLIFE      MIST MFS RESEARCH     STANLEY MID CAP     MIST OPPENHEIMER
                                                SMALL CAP VALUE      INTERNATIONAL           GROWTH            GLOBAL EQUITY
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           334,226  $           605,239  $                --  $            35,671
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              446,913              418,020              115,115               43,599
      Administrative charges...............               79,345               75,515               24,190                9,872
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              526,258              493,535              139,305               53,471
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (192,032)              111,704            (139,305)             (17,800)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              855,122                   --                   --              195,787
      Realized gains (losses) on sale of
        investments........................            (355,844)            (285,742)              111,132               26,917
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              499,278            (285,742)              111,132              222,704
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,078,847            (608,834)            (958,689)            (261,446)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,578,125            (894,576)            (847,557)             (38,742)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,386,093  $         (782,872)  $         (986,862)  $          (56,542)
                                             ===================  ===================  ===================  ===================

                                                MIST PANAGORA         MIST PIMCO
                                             GLOBAL DIVERSIFIED   INFLATION PROTECTED
                                                    RISK                 BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            56,297  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               24,651              884,441
      Administrative charges...............                4,855              161,639
                                             -------------------  -------------------
        Total expenses.....................               29,506            1,046,080
                                             -------------------  -------------------
          Net investment income (loss).....               26,791          (1,046,080)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               62,054                   --
      Realized gains (losses) on sale of
        investments........................                2,885          (1,049,721)
                                             -------------------  -------------------
          Net realized gains (losses)......               64,939          (1,049,721)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (70,755)            4,232,442
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (5,816)            3,182,721
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            20,975  $         2,136,641
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                 MIST PIMCO          MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS
                                                TOTAL RETURN       GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,604,393  $        1,001,788  $           115,442  $           333,693
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,889,300             568,440              182,375              283,180
      Administrative charges...............              350,938             121,184               38,232               59,819
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,240,238             689,624              220,607              342,999
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            1,364,155             312,164            (105,165)              (9,306)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                  --               38,944              325,453
      Realized gains (losses) on sale of
        investments........................            (933,609)              23,841            (114,631)               61,296
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (933,609)              23,841             (75,687)              386,749
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,021,568           (402,364)              570,718              598,052
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               87,959           (378,523)              495,031              984,801
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,452,114  $         (66,359)  $           389,866  $           975,495
                                             ===================  ==================  ===================  ===================


                                               MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                                AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,114,535  $         1,037,054  $         1,513,687  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,167,627              616,091              742,656             584,100
      Administrative charges...............              224,851              121,969              135,350             105,358
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            1,392,478              738,060              878,006             689,458
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              722,057              298,994              635,681           (689,458)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            5,130,858            3,111,162            6,308,350           6,415,433
      Realized gains (losses) on sale of
        investments........................              (6,999)            (217,095)            1,807,635             474,138
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            5,123,859            2,894,067            8,115,985           6,889,571
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,177,056)            (803,023)          (1,594,170)         (4,384,954)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,946,803            2,091,044            6,521,815           2,504,617
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,668,860  $         2,390,038  $         7,157,496  $        1,815,159
                                             ===================  ===================  ===================  ==================

                                                                       MSF BARCLAYS
                                              MSF BAILLIE GIFFORD     AGGREGATE BOND
                                              INTERNATIONAL STOCK          INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           199,249   $           420,351
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              194,562               202,398
      Administrative charges...............               35,918                39,228
                                             --------------------  -------------------
        Total expenses.....................              230,480               241,626
                                             --------------------  -------------------
          Net investment income (loss).....             (31,231)               178,725
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................              119,408              (10,707)
                                             --------------------  -------------------
          Net realized gains (losses)......              119,408              (10,707)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              468,003             (150,910)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              587,411             (161,617)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           556,180   $            17,108
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                           MSF BLACKROCK
                                                 MSF BLACKROCK        MSF BLACKROCK      ULTRA-SHORT TERM       MSF FRONTIER
                                                  BOND INCOME     CAPITAL APPRECIATION         BOND            MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           253,395   $                --  $             1,891  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,668                19,357              706,962              115,065
      Administrative charges...............               20,813                 3,196              127,842               20,641
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              125,481                22,553              834,804              135,706
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              127,914              (22,553)            (832,913)            (135,706)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --               118,058                1,020            1,040,189
      Realized gains (losses) on sale of
        investments........................              (4,531)                13,569                5,464             (28,404)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,531)               131,627                6,484            1,011,785
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (8,439)             (126,958)               54,808            (595,636)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (12,970)                 4,669               61,292              416,149
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           114,944   $          (17,884)  $         (771,621)  $           280,443
                                             ===================  ====================  ===================  ===================



                                                 MSF JENNISON      MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                    GROWTH          SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            10,000  $               532  $                --  $           120,416
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              626,729               11,917                4,550              196,209
      Administrative charges...............              113,817                1,922                1,215               34,809
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              740,546               13,839                5,765              231,018
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (730,546)             (13,307)              (5,765)            (110,602)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            5,990,709               73,754               56,823            1,581,783
      Realized gains (losses) on sale of
        investments........................              525,667                3,458                6,131               36,454
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            6,516,376               77,212               62,954            1,618,237
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,713,230)               64,880             (29,671)            1,161,510
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (196,854)              142,092               33,283            2,779,747
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (927,400)  $           128,785  $            27,518  $         2,669,145
                                             ===================  ===================  ===================  ===================

                                                  MSF MET/             MSF MET/
                                                 DIMENSIONAL          WELLINGTON
                                                INTERNATIONAL         CORE EQUITY
                                                SMALL COMPANY        OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,861  $         1,191,463
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              65,393            1,023,241
      Administrative charges...............              12,420              188,709
                                             ------------------  -------------------
        Total expenses.....................              77,813            1,211,950
                                             ------------------  -------------------
          Net investment income (loss).....              17,048             (20,487)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             310,934            3,556,666
      Realized gains (losses) on sale of
        investments........................           (122,712)            (452,898)
                                             ------------------  -------------------
          Net realized gains (losses)......             188,222            3,103,768
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (4,285)              747,718
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             183,937            3,851,486
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          200,985  $         3,830,999
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MSF METLIFE          MSF METLIFE          MSF METLIFE          MSF METLIFE
                                             ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          316,851   $        13,685,367  $        16,524,279  $        11,886,656
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             133,283             5,152,589            6,869,199            5,628,209
      Administrative charges...............              24,434               958,944            1,314,664            1,009,932
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................             157,717             6,111,533            8,183,863            6,638,141
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             159,134             7,573,834            8,340,416            5,248,515
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             328,325            25,191,331           47,667,782           48,118,098
      Realized gains (losses) on sale of
        investments........................            (68,012)           (2,988,070)          (4,109,604)          (3,381,626)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             260,313            22,203,261           43,558,178           44,736,472
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (44,358)          (13,298,039)         (24,192,964)         (25,426,322)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             215,955             8,905,222           19,365,214           19,310,150
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          375,089   $        16,479,056  $        27,705,630  $        24,558,665
                                             ===================  ===================  ===================  ===================

                                                  MSF METLIFE           MSF METLIFE            MSF MFS
                                              MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            67,543   $           884,311  $           210,981  $           483,164
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               90,264               699,098               96,755              289,690
      Administrative charges...............               16,990               122,281               19,178               58,027
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              107,254               821,379              115,933              347,717
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (39,711)                62,932               95,048              135,447
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              523,646             2,204,915              327,055            2,118,930
      Realized gains (losses) on sale of
        investments........................              204,028             1,637,367              187,257             (36,740)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              727,674             3,842,282              514,312            2,082,190
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              486,089               665,714             (62,139)              538,333
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,213,763             4,507,996              452,173            2,620,523
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,174,052   $         4,570,928  $           547,221  $         2,755,970
                                             ====================  ===================  ===================  ===================

                                                   MSF MSCI           MSF NEUBERGER
                                                  EAFE INDEX         BERMAN GENESIS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           143,815  $            24,873
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               77,962              167,548
      Administrative charges...............               14,929               29,742
                                             -------------------  -------------------
        Total expenses.....................               92,891              197,290
                                             -------------------  -------------------
          Net investment income (loss).....               50,924            (172,417)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (6,198)              484,534
                                             -------------------  -------------------
          Net realized gains (losses)......              (6,198)              484,534
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (66,937)            1,546,226
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (73,135)            2,030,760
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (22,211)  $         1,858,343
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016




                                               MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE  MSF VAN ECK GLOBAL
                                                     INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH    NATURAL RESOURCES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           100,916  $                56  $               157  $            28,508
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              123,688              303,035                6,894               65,302
      Administrative charges...............               23,286               54,920                1,166               12,051
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              146,974              357,955                8,060               77,353
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (46,058)            (357,899)              (7,903)             (48,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              563,667            2,771,464               62,979                   --
      Realized gains (losses) on sale of
        investments........................              103,806            (166,152)               17,221            (536,936)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              667,473            2,605,312               80,200            (536,936)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,073,565          (2,232,068)             (28,794)            2,377,119
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,741,038              373,244               51,406            1,840,183
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,694,980  $            15,345  $            43,503  $         1,791,338
                                             ===================  ===================  ===================  ===================

                                              MSF WESTERN ASSET
                                                 MANAGEMENT        MSF WESTERN ASSET     OPPENHEIMER VA
                                               STRATEGIC BOND         MANAGEMENT           MAIN STREET           PIMCO VIT
                                                OPPORTUNITIES       U.S. GOVERNMENT         SMALL CAP           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,124,780  $           651,000  $           10,509  $             6,356
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              601,976              344,924              44,934                1,446
      Administrative charges...............              122,731               69,364              10,431                  301
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              724,707              414,288              55,365                1,747
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              400,073              236,712            (44,856)                4,609
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --             161,774                   --
      Realized gains (losses) on sale of
        investments........................              105,101             (38,721)              68,031                  994
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              105,101             (38,721)             229,805                  994
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,102,236            (324,309)             463,640                7,076
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,207,337            (363,030)             693,445                8,070
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,607,410  $         (126,318)  $          648,589  $            12,679
                                             ===================  ===================  ==================  ===================



                                                   PIMCO VIT           PIONEER VCT
                                                 LOW DURATION         MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               945  $             9,747
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  750               24,327
      Administrative charges...............                  156                5,186
                                             -------------------  -------------------
        Total expenses.....................                  906               29,513
                                             -------------------  -------------------
          Net investment income (loss).....                   39             (19,766)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              130,261
      Realized gains (losses) on sale of
        investments........................                    5                3,898
                                             -------------------  -------------------
          Net realized gains (losses)......                    5              134,159
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 (62)              176,975
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 (57)              311,134
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (18)  $           291,368
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH           EQUITY
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                386  $              1,013  $              2,109  $                 31
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   165                   739                 2,677                    45
      Administrative charges................                    29                   102                   320                     4
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   194                   841                 2,997                    49
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   192                   172                 (888)                  (18)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                 2,207                   954                20,723                     2
      Realized gains (losses) on sale of
        investments.........................                   170                   809                 9,633                     2
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 2,377                 1,763                30,356                     4
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,092)                 6,116              (14,929)                   637
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   285                 7,879                15,427                   641
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                477  $              8,051  $             14,539  $                623
                                              ====================  ====================  ====================  ====================


                                                                     RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                RUSSELL CORE BOND     ESTATE SECURITIES          EQUITY           RUSSELL NON-U.S.
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                386  $                360  $                435  $                364
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   300                    97                   525                   139
      Administrative charges................                    35                    11                    62                    15
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   335                   108                   587                   154
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    51                   252                 (152)                   210
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   679                   245                 2,783                    --
      Realized gains (losses) on sale of
        investments.........................                    --                     8                    70                    12
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   679                   253                 2,853                    12
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (338)                 (380)                 1,070                 (111)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   341                 (127)                 3,923                  (99)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                392  $                125  $              3,771  $                111
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE
                                               SOCIALLY RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              --------------------
INVESTMENT INCOME:
      Dividends.............................  $                129
                                              --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   197
      Administrative charges................                    36
                                              --------------------
        Total expenses......................                   233
                                              --------------------
           Net investment income (loss).....                 (104)
                                              --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   862
      Realized gains (losses) on sale of
        investments.........................                 (758)
                                              --------------------
           Net realized gains (losses)......                   104
                                              --------------------
      Change in unrealized gains (losses)
        on investments......................                   680
                                              --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   784
                                              --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                680
                                              ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2016            2015              2016            2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        29,857  $        32,864  $     (135,352)  $     (137,968)
   Net realized gains (losses)........           50,629          232,251        2,082,720        3,083,785
   Change in unrealized gains
     (losses) on investments..........           88,466        (369,445)      (2,198,395)      (1,554,636)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          168,952        (104,330)        (251,027)        1,391,181
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          208,627          124,640          254,129          191,745
   Net transfers (including fixed
     account).........................        (199,767)        (207,854)          381,730      (1,014,655)
   Contract charges...................         (83,666)         (82,374)        (164,820)        (169,785)
   Transfers for contract benefits
     and terminations.................        (930,588)        (873,356)      (2,096,879)      (1,819,300)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,005,394)      (1,038,944)      (1,625,840)      (2,811,995)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (836,442)      (1,143,274)      (1,876,867)      (1,420,814)
NET ASSETS:
   Beginning of year..................       10,165,126       11,308,400       24,248,646       25,669,460
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     9,328,684  $    10,165,126  $    22,371,779  $    24,248,646
                                        ===============  ===============  ===============  ===============


                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2016            2015             2016              2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (43,101)  $      (61,139)  $     (359,436)  $     (501,444)
   Net realized gains (losses)........          873,859          551,557        5,111,855       13,143,719
   Change in unrealized gains
     (losses) on investments..........        (785,838)        (505,256)        (997,154)      (9,743,166)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           44,920         (14,838)        3,755,265        2,899,109
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           81,269           46,690          126,588          161,980
   Net transfers (including fixed
     account).........................          158,757          (6,034)      (1,165,072)      (2,197,056)
   Contract charges...................         (35,616)         (35,339)        (353,817)        (355,389)
   Transfers for contract benefits
     and terminations.................        (307,173)        (263,057)      (4,165,390)      (4,553,347)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (102,763)        (257,740)      (5,557,691)      (6,943,812)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (57,843)        (272,578)      (1,802,426)      (4,044,703)
NET ASSETS:
   Beginning of year..................        4,660,568        4,933,146       52,129,155       56,173,858
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     4,602,725  $     4,660,568  $    50,326,729  $    52,129,155
                                        ===============  ===============  ===============  ===============



                                           AMERICAN FUNDS GROWTH-INCOME          FIDELITY VIP CONTRAFUND
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016             2015
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (31,444)  $      (88,773)  $     (152,244)   $     (131,080)
   Net realized gains (losses)........         3,222,636        4,859,758        1,741,807         2,424,282
   Change in unrealized gains
     (losses) on investments..........         (721,423)      (4,776,095)        (448,739)       (2,450,487)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,469,769          (5,110)        1,140,824         (157,285)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           578,369          499,381          154,457           109,859
   Net transfers (including fixed
     account).........................         (318,770)        (358,681)           66,945         (400,364)
   Contract charges...................         (176,956)        (174,618)        (134,870)         (136,610)
   Transfers for contract benefits
     and terminations.................       (2,592,451)      (2,451,638)      (1,512,296)       (1,636,934)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,509,808)      (2,485,556)      (1,425,764)       (2,064,049)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................          (40,039)      (2,490,666)        (284,940)       (2,221,334)
NET ASSETS:
   Beginning of year..................        27,208,029       29,698,695       19,201,982        21,423,316
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     27,167,990  $    27,208,029  $    18,917,042   $    19,201,982
                                        ================  ===============  ===============   ===============



                                           FIDELITY VIP EQUITY-INCOME
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2016             2015
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           304  $          1,152
   Net realized gains (losses)........            4,158             8,502
   Change in unrealized gains
     (losses) on investments..........            5,572          (13,758)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           10,034           (4,104)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --
   Net transfers (including fixed
     account).........................            (477)               353
   Contract charges...................            (472)             (498)
   Transfers for contract benefits
     and terminations.................         (18,828)          (11,529)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (19,777)          (11,674)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................          (9,743)          (15,778)
NET ASSETS:
   Beginning of year..................           71,803            87,581
                                        ---------------  ----------------
   End of year........................  $        62,060  $         71,803
                                        ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           FIDELITY VIP MID CAP           FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (157,997)  $     (181,361)  $       731,414  $       729,211
   Net realized gains (losses).....          977,588        2,173,723        (175,498)         (20,122)
   Change in unrealized gains
     (losses) on investments.......          718,949      (2,422,001)        1,872,606      (2,703,315)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,538,540        (429,639)        2,428,522      (1,994,226)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          150,891          241,608          264,284          214,349
   Net transfers (including fixed
     account)......................           34,676           34,825        (341,359)          530,095
   Contract charges................        (104,892)        (105,827)        (146,033)        (147,046)
   Transfers for contract benefits
     and terminations..............        (926,169)      (1,161,136)      (1,946,516)      (1,968,187)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (845,494)        (990,530)      (2,169,624)      (1,370,789)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          693,046      (1,420,169)          258,898      (3,365,015)
NET ASSETS:
   Beginning of year...............       15,335,678       16,755,847       21,170,997       24,536,012
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    16,028,724  $    15,335,678  $    21,429,895  $    21,170,997
                                     ===============  ===============  ===============  ===============


                                              FTVIPT FRANKLIN                    FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                 SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,499  $        65,792  $       (18,051)  $      (25,083)
   Net realized gains (losses).....          351,094          386,996           541,446          541,549
   Change in unrealized gains
     (losses) on investments.......          139,253        (697,353)           377,639        (829,307)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          513,846        (244,565)           901,034        (312,841)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           25,037           31,753            40,777           46,778
   Net transfers (including fixed
     account)......................           25,865           89,412         (133,080)          153,231
   Contract charges................         (24,281)         (23,456)          (26,942)         (25,317)
   Transfers for contract benefits
     and terminations..............        (251,699)        (484,307)         (221,322)        (172,334)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (225,078)        (386,598)         (340,567)            2,358
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          288,768        (631,163)           560,467        (310,483)
NET ASSETS:
   Beginning of year...............        3,653,863        4,285,026         3,343,147        3,653,630
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     3,942,631  $     3,653,863  $      3,903,614  $     3,343,147
                                     ===============  ===============  ================  ===============


                                              FTVIPT TEMPLETON                  FTVIPT TEMPLETON
                                                 FOREIGN VIP                     GLOBAL BOND VIP
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,664   $       184,113  $     (147,218)  $       781,102
   Net realized gains (losses).....           40,396           412,597        (153,249)          (5,919)
   Change in unrealized gains
     (losses) on investments.......          555,586       (1,558,430)          459,013      (1,456,610)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          619,646         (961,720)          158,546        (681,427)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           45,642            55,875          188,764          152,613
   Net transfers (including fixed
     account)......................          275,198           622,033          299,547          372,354
   Contract charges................         (85,558)          (85,321)         (95,748)        (101,268)
   Transfers for contract benefits
     and terminations..............        (703,935)       (1,034,853)        (815,793)        (742,404)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (468,653)         (442,266)        (423,230)        (318,705)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          150,993       (1,403,986)        (264,684)      (1,000,132)
NET ASSETS:
   Beginning of year...............       11,534,530        12,938,516       11,391,228       12,391,360
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    11,685,523   $    11,534,530  $    11,126,544  $    11,391,228
                                     ===============   ===============  ===============  ===============



                                      INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        47,972  $       175,894
   Net realized gains (losses).....          778,823        2,061,234
   Change in unrealized gains
     (losses) on investments.......        1,419,079      (2,973,420)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,245,874        (736,292)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          359,444          517,603
   Net transfers (including fixed
     account)......................        (182,027)          139,863
   Contract charges................        (109,429)        (110,007)
   Transfers for contract benefits
     and terminations..............      (1,533,884)      (1,554,477)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,465,896)      (1,007,018)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          779,978      (1,743,310)
NET ASSETS:
   Beginning of year...............       17,872,666       19,615,976
                                     ---------------  ---------------
   End of year.....................  $    18,652,644  $    17,872,666
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                LMPVET CLEARBRIDGE
                                     INVESCO V.I. INTERNATIONAL GROWTH      VARIABLE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                     ---------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,449)  $        (4,585)   $     (137,680)  $      (220,142)
   Net realized gains (losses).....          113,701           161,798         1,247,489         3,006,703
   Change in unrealized gains
     (losses) on investments.......        (298,445)         (574,849)       (1,161,909)       (3,342,663)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (200,193)         (417,636)          (52,100)         (556,102)
                                     ---------------  ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           74,556           151,373           576,827           741,158
   Net transfers (including fixed
     account)......................          301,968           327,191           680,298         (167,936)
   Contract charges................         (80,628)          (81,299)          (78,189)          (81,172)
   Transfers for contract benefits
     and terminations..............        (660,750)         (720,794)       (1,776,039)       (2,346,532)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (364,854)         (323,529)         (597,103)       (1,854,482)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (565,047)         (741,165)         (649,203)       (2,410,584)
NET ASSETS:
   Beginning of year...............       10,351,518        11,092,683        17,489,432        19,900,016
                                     ---------------  ----------------   ---------------  ----------------
   End of year.....................  $     9,786,471  $     10,351,518   $    16,840,229  $     17,489,432
                                     ===============  ================   ===============  ================


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                           VARIABLE APPRECIATION            VARIABLE DIVIDEND STRATEGY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (14,843)  $       (56,759)  $       (1,300)   $        27,610
   Net realized gains (losses).....        1,238,529         1,600,211          427,890           490,538
   Change in unrealized gains
     (losses) on investments.......          621,594       (1,504,427)        1,376,327       (1,483,363)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,845,280            39,025        1,802,917         (965,215)
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          962,340           814,833          388,251           391,671
   Net transfers (including fixed
     account)......................        (300,037)         (521,735)        (166,956)            78,594
   Contract charges................        (157,093)         (151,722)         (95,759)          (92,901)
   Transfers for contract benefits
     and terminations..............      (2,226,202)       (2,676,614)      (1,323,850)       (1,861,201)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,720,992)       (2,535,238)      (1,198,314)       (1,483,837)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          124,288       (2,496,213)          604,603       (2,449,052)
NET ASSETS:
   Beginning of year...............       23,566,939        26,063,152       14,325,561        16,774,613
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    23,691,227  $     23,566,939  $    14,930,164   $    14,325,561
                                     ===============  ================  ===============   ===============


                                            LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (2,600)  $       (3,130)  $         (690)  $       (1,108)
   Net realized gains (losses).....           25,529           42,243           15,651           25,599
   Change in unrealized gains
     (losses) on investments.......         (11,280)         (19,187)           35,803         (40,641)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           11,649           19,926           50,764         (16,150)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,108               --               --           11,097
   Net transfers (including fixed
     account)......................          (2,298)         (14,443)           78,138         (27,007)
   Contract charges................            (402)            (397)          (1,512)          (1,242)
   Transfers for contract benefits
     and terminations..............         (31,767)         (33,111)         (15,369)          (8,706)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (28,359)         (47,951)           61,257         (25,858)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (16,710)         (28,025)          112,021         (42,008)
NET ASSETS:
   Beginning of year...............          233,660          261,685          349,493          391,501
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       216,950  $       233,660  $       461,514  $       349,493
                                     ===============  ===============  ===============  ===============


                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (60,526)   $      (69,343)
   Net realized gains (losses).....          248,667           208,837
   Change in unrealized gains
     (losses) on investments.......          (2,374)         (423,551)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          185,767         (284,057)
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           90,499           153,206
   Net transfers (including fixed
     account)......................         (35,076)            19,178
   Contract charges................         (30,394)          (32,258)
   Transfers for contract benefits
     and terminations..............        (438,274)         (330,232)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (413,245)         (190,106)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (227,478)         (474,163)
NET ASSETS:
   Beginning of year...............        4,612,937         5,087,100
                                     ---------------   ---------------
   End of year.....................  $     4,385,459   $     4,612,937
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH            LMPVET QS VARIABLE GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        20,776  $        14,071  $          (52)  $       (1,105)
   Net realized gains (losses).....           56,559           70,917           64,674          181,639
   Change in unrealized gains
     (losses) on investments.......           58,162        (154,281)           27,212        (235,904)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          135,497         (69,293)           91,834         (55,370)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          135,756          198,645            3,466           70,886
   Net transfers (including fixed
     account)......................            9,499        (265,257)            8,125           16,184
   Contract charges................         (16,978)         (16,604)          (4,699)          (4,509)
   Transfers for contract benefits
     and terminations..............        (428,282)        (162,588)         (95,927)         (58,529)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (300,005)        (245,804)         (89,035)           24,032
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (164,508)        (315,097)            2,799         (31,338)
NET ASSETS:
   Beginning of year...............        2,433,690        2,748,787        1,409,068        1,440,406
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,269,182  $     2,433,690  $     1,411,867  $     1,409,068
                                     ===============  ===============  ===============  ===============


                                            LMPVET QS VARIABLE            LMPVIT WESTERN ASSET VARIABLE
                                              MODERATE GROWTH                GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           232  $            76  $        393,533  $       416,674
   Net realized gains (losses).....            1,720            4,488         (191,677)         (86,781)
   Change in unrealized gains
     (losses) on investments.......            1,085          (6,453)           900,004        (976,480)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            3,037          (1,889)         1,101,860        (646,587)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               40              352           181,338          128,250
   Net transfers (including fixed
     account)......................              137              481         (160,102)          324,477
   Contract charges................             (62)             (73)          (55,993)         (56,859)
   Transfers for contract benefits
     and terminations..............          (5,369)         (22,187)         (841,768)        (637,536)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (5,254)         (21,427)         (876,525)        (241,668)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          (2,217)         (23,316)           225,335        (888,255)
NET ASSETS:
   Beginning of year...............           52,861           76,177         8,226,372        9,114,627
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        50,644  $        52,861  $      8,451,707  $     8,226,372
                                     ===============  ===============  ================  ===============


                                              MIST AB GLOBAL              MIST ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC ALLOCATION              DYNAMIC MULTI-ASSET PLUS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       178,181  $      2,890,740  $      (37,710)  $           694
   Net realized gains (losses).....        2,503,739         7,795,395          (6,760)            3,588
   Change in unrealized gains
     (losses) on investments.......          505,167      (11,873,101)           56,870         (79,700)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,187,087       (1,186,966)           12,400         (75,418)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,120,929         2,133,725          619,578          885,743
   Net transfers (including fixed
     account)......................          310,170       (5,288,279)          204,555        1,261,265
   Contract charges................      (1,721,810)       (1,710,041)         (26,992)         (12,391)
   Transfers for contract benefits
     and terminations..............      (7,588,705)       (6,892,234)        (169,304)         (54,543)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,879,416)      (11,756,829)          627,837        2,080,074
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,692,329)      (12,943,795)          640,237        2,004,656
NET ASSETS:
   Beginning of year...............      152,872,305       165,816,100        2,457,753          453,097
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $   149,179,976  $    152,872,305  $     3,097,990  $     2,457,753
                                     ===============  ================  ===============  ===============


                                            MIST AMERICAN FUNDS
                                            BALANCED ALLOCATION
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,357  $     (407,046)
   Net realized gains (losses).....       18,660,774       14,435,039
   Change in unrealized gains
     (losses) on investments.......      (6,421,078)     (18,838,250)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,327,053      (4,810,257)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,301,382        2,537,193
   Net transfers (including fixed
     account)......................        3,142,962        2,697,019
   Contract charges................      (2,058,786)      (2,067,218)
   Transfers for contract benefits
     and terminations..............     (17,913,298)     (16,202,873)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,527,740)     (13,035,879)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (200,687)     (17,846,136)
NET ASSETS:
   Beginning of year...............      209,463,986      227,310,122
                                     ---------------  ---------------
   End of year.....................  $   209,263,299  $   209,463,986
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION                      GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (299,990)  $     (313,282)  $     (597,655)  $     (363,199)
   Net realized gains (losses).....       10,287,294        7,960,003       12,113,826        6,514,302
   Change in unrealized gains
     (losses) on investments.......      (3,354,771)      (9,878,377)      (8,192,777)      (3,822,987)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        6,632,533      (2,231,656)        3,323,394        2,328,116
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          379,264          813,470          662,793        1,161,898
   Net transfers (including fixed
     account)......................          249,820          922,854        (184,597)      (1,624,402)
   Contract charges................      (1,022,951)        (993,730)        (443,598)        (425,513)
   Transfers for contract benefits
     and terminations..............      (5,275,033)      (4,541,348)      (3,330,016)      (4,318,572)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,668,900)      (3,798,754)      (3,295,418)      (5,206,589)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          963,633      (6,030,410)           27,976      (2,878,473)
NET ASSETS:
   Beginning of year...............       96,555,654      102,586,064       46,911,838       49,790,311
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    97,519,287  $    96,555,654  $    46,939,814  $    46,911,838
                                     ===============  ===============  ===============  ===============


                                            MIST AMERICAN FUNDS               MIST AQR GLOBAL RISK
                                            MODERATE ALLOCATION                     BALANCED
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       346,388  $     (123,687)  $    (1,937,983)  $     6,126,612
   Net realized gains (losses).....        7,472,588        6,052,679       (3,172,683)       13,719,574
   Change in unrealized gains
     (losses) on investments.......      (2,086,342)      (8,464,797)        14,534,839     (36,332,071)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,732,634      (2,535,805)         9,424,173     (16,485,885)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,005,525        1,359,140         1,186,658          965,482
   Net transfers (including fixed
     account)......................          625,237        (200,996)       (4,304,949)      (6,948,277)
   Contract charges................      (1,084,313)      (1,081,525)       (1,563,019)      (1,626,249)
   Transfers for contract benefits
     and terminations..............      (6,168,679)      (6,479,536)       (8,258,515)      (6,909,588)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,622,230)      (6,402,917)      (12,939,825)     (14,518,632)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        1,110,404      (8,938,722)       (3,515,652)     (31,004,517)
NET ASSETS:
   Beginning of year...............      109,590,218      118,528,940       133,212,455      164,216,972
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $   110,700,622  $   109,590,218  $    129,696,803  $   133,212,455
                                     ===============  ===============  ================  ===============


                                            MIST BLACKROCK GLOBAL
                                             TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (64,072)   $       200,740  $       934,387  $     1,222,768
   Net realized gains (losses).....       22,647,060        14,027,735        (371,006)           53,324
   Change in unrealized gains
     (losses) on investments.......     (14,679,169)      (18,727,774)        1,586,110      (2,361,470)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,903,819       (4,499,299)        2,149,491      (1,085,378)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,812,623         3,075,581          232,787        1,228,525
   Net transfers (including fixed
     account)......................      (3,597,519)       (3,472,798)          (7,539)            8,002
   Contract charges................      (3,142,916)       (3,139,337)        (154,641)        (150,121)
   Transfers for contract benefits
     and terminations..............     (15,625,179)      (12,011,012)      (1,339,368)      (1,383,239)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,552,991)      (15,547,566)      (1,268,761)        (296,833)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (11,649,172)      (20,046,865)          880,730      (1,382,211)
NET ASSETS:
   Beginning of year...............      281,948,937       301,995,802       18,646,696       20,028,907
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   270,299,765   $   281,948,937  $    19,527,426  $    18,646,696
                                     ===============   ===============  ===============  ===============



                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       109,955  $       591,235
   Net realized gains (losses).....          151,764          230,931
   Change in unrealized gains
     (losses) on investments.......        (353,417)      (1,573,025)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (91,698)        (750,859)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           85,872          216,460
   Net transfers (including fixed
     account)......................        (316,233)        (146,164)
   Contract charges................        (167,210)        (173,525)
   Transfers for contract benefits
     and terminations..............      (2,137,424)      (2,284,037)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,534,995)      (2,387,266)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,626,693)      (3,138,125)
NET ASSETS:
   Beginning of year...............       24,715,483       27,853,608
                                     ---------------  ---------------
   End of year.....................  $    22,088,790  $    24,715,483
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MIST CLEARBRIDGE AGGRESSIVE            MIST GOLDMAN SACHS
                                                  GROWTH                          MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (609,269)  $      (815,835)  $     (182,132)  $      (250,790)
   Net realized gains (losses).....        2,055,130         2,644,719        1,202,007         6,334,338
   Change in unrealized gains
     (losses) on investments.......      (1,032,442)       (4,943,638)        1,515,714       (8,851,416)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          413,419       (3,114,754)        2,535,589       (2,767,868)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          491,191           753,767          165,719         1,768,275
   Net transfers (including fixed
     account)......................      (1,479,585)         2,668,234        (564,921)           348,011
   Contract charges................        (392,464)         (414,155)        (151,171)         (159,957)
   Transfers for contract benefits
     and terminations..............      (3,725,722)       (4,753,182)      (1,521,046)       (1,961,945)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,106,580)       (1,745,336)      (2,071,419)           (5,616)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (4,693,161)       (4,860,090)          464,170       (2,773,484)
NET ASSETS:
   Beginning of year...............       53,015,802        57,875,892       23,217,032        25,990,516
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    48,322,641  $     53,015,802  $    23,681,202  $     23,217,032
                                     ===============  ================  ===============  ================


                                            MIST HARRIS OAKMARK           MIST INVESCO BALANCED-RISK
                                               INTERNATIONAL                      ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       260,320  $       791,930  $     (479,231)  $        475,724
   Net realized gains (losses).....        2,292,038        6,055,377        (201,160)         2,470,723
   Change in unrealized gains
     (losses) on investments.......          797,337     (10,046,093)        4,080,988       (4,949,711)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,349,695      (3,198,786)        3,400,597       (2,003,264)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          687,184          598,739        1,685,062         1,525,795
   Net transfers (including fixed
     account)......................      (1,255,556)          810,289        4,522,476         1,185,746
   Contract charges................        (409,334)        (426,304)        (396,706)         (356,517)
   Transfers for contract benefits
     and terminations..............      (3,497,945)      (4,949,594)      (2,219,834)       (1,659,022)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,475,651)      (3,966,870)        3,590,998           696,002
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,125,956)      (7,165,656)        6,991,595       (1,307,262)
NET ASSETS:
   Beginning of year...............       54,326,088       61,491,744       33,941,121        35,248,383
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    53,200,132  $    54,326,088  $    40,932,716  $     33,941,121
                                     ===============  ===============  ===============  ================



                                           MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       384,175  $       563,285  $      (169,871)  $     (220,691)
   Net realized gains (losses).....        3,399,770        2,263,180         1,039,596        1,375,080
   Change in unrealized gains
     (losses) on investments.......        1,677,383      (5,818,057)         1,651,354      (3,202,407)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,461,328      (2,991,592)         2,521,079      (2,048,018)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          388,607          555,767           180,123          301,449
   Net transfers (including fixed
     account)......................      (1,500,242)           99,699           117,636          519,444
   Contract charges................        (263,868)        (271,560)         (161,759)        (159,598)
   Transfers for contract benefits
     and terminations..............      (2,568,671)      (2,835,741)       (1,195,026)      (1,544,632)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,944,174)      (2,451,835)       (1,059,026)        (883,337)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        1,517,154      (5,443,427)         1,462,053      (2,931,355)
NET ASSETS:
   Beginning of year...............       37,715,764       43,159,191        18,139,725       21,071,080
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    39,232,918  $    37,715,764  $     19,601,778  $    18,139,725
                                     ===============  ===============  ================  ===============


                                          MIST INVESCO SMALL CAP
                                                  GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (400,048)  $     (443,336)
   Net realized gains (losses).....        4,309,282        7,346,384
   Change in unrealized gains
     (losses) on investments.......      (1,576,836)      (7,657,776)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,332,398        (754,728)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          221,816          313,423
   Net transfers (including fixed
     account)......................        (330,808)          814,922
   Contract charges................        (179,964)        (177,711)
   Transfers for contract benefits
     and terminations..............      (1,753,103)      (2,353,015)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,042,059)      (1,402,381)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          290,339      (2,157,109)
NET ASSETS:
   Beginning of year...............       25,061,065       27,218,174
                                     ---------------  ---------------
   End of year.....................  $    25,351,404  $    25,061,065
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                             MIST JPMORGAN GLOBAL
                                         MIST JPMORGAN CORE BOND               ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       351,392  $       181,162  $       428,563  $       717,537
   Net realized gains (losses).....              182          (2,985)        1,071,819        2,868,559
   Change in unrealized gains
     (losses) on investments.......        (188,241)        (494,972)        (553,159)      (3,865,926)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          163,333        (316,795)          947,223        (279,830)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          283,654        2,193,313        3,340,587        3,404,390
   Net transfers (including fixed
     account)......................        1,729,690          225,223        5,269,817        1,854,339
   Contract charges................        (267,426)        (259,556)        (662,402)        (556,547)
   Transfers for contract benefits
     and terminations..............      (1,719,853)      (1,492,921)      (3,588,849)      (2,463,064)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           26,065          666,059        4,359,153        2,239,118
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          189,398          349,264        5,306,376        1,959,288
NET ASSETS:
   Beginning of year...............       29,105,670       28,756,406       56,797,375       54,838,087
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    29,295,068  $    29,105,670  $    62,103,751  $    56,797,375
                                     ===============  ===============  ===============  ===============


                                                                               MIST LOOMIS SAYLES
                                       MIST JPMORGAN SMALL CAP VALUE             GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         5,702  $      (14,177)  $         9,121   $       (7,849)
   Net realized gains (losses).....          328,602          456,851        1,043,614           598,732
   Change in unrealized gains
     (losses) on investments.......          700,664        (825,843)        (476,671)         (635,698)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,034,968        (383,169)          576,064          (44,815)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,241           10,707          101,001           127,688
   Net transfers (including fixed
     account)......................        (200,435)         (83,353)        (290,130)          (15,848)
   Contract charges................         (29,031)         (27,995)        (153,084)         (153,262)
   Transfers for contract benefits
     and terminations..............        (249,129)        (189,489)      (1,483,155)       (1,296,378)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (470,354)        (290,130)      (1,825,368)       (1,337,800)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          564,614        (673,299)      (1,249,304)       (1,382,615)
NET ASSETS:
   Beginning of year...............        3,859,425        4,532,724       19,177,773        20,560,388
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,424,039  $     3,859,425  $    17,928,469   $    19,177,773
                                     ===============  ===============  ===============   ===============


                                             MIST MET/ABERDEEN               MIST MET/EATON VANCE
                                          EMERGING MARKETS EQUITY                FLOATING RATE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (181,933)  $        62,708  $       150,617  $       139,193
   Net realized gains (losses).....        (523,577)        (218,037)         (51,918)         (25,881)
   Change in unrealized gains
     (losses) on investments.......        3,588,963      (4,862,852)          388,345        (286,734)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,883,453      (5,018,181)          487,044        (173,422)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          275,463        1,301,442           38,947          217,901
   Net transfers (including fixed
     account)......................      (1,154,619)        2,234,712          119,536           49,095
   Contract charges................        (251,352)        (246,267)         (51,586)         (50,988)
   Transfers for contract benefits
     and terminations..............      (1,972,435)      (2,038,345)        (927,972)        (417,478)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,102,943)        1,251,542        (821,075)        (201,470)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (219,490)      (3,766,639)        (334,031)        (374,892)
NET ASSETS:
   Beginning of year...............       28,620,864       32,387,503        6,913,321        7,288,213
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    28,401,374  $    28,620,864  $     6,579,290  $     6,913,321
                                     ===============  ===============  ===============  ===============


                                             MIST MET/FRANKLIN
                                         LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       239,721  $       306,055
   Net realized gains (losses).....        (135,840)         (96,368)
   Change in unrealized gains
     (losses) on investments.......          166,889        (645,866)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          270,770        (436,179)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          154,633        1,273,970
   Net transfers (including fixed
     account)......................        1,670,455          345,837
   Contract charges................        (182,090)        (173,901)
   Transfers for contract benefits
     and terminations..............      (2,402,308)      (1,609,839)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (759,310)        (163,933)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (488,540)        (600,112)
NET ASSETS:
   Beginning of year...............       18,863,103       19,463,215
                                     ---------------  ---------------
   End of year.....................  $    18,374,563  $    18,863,103
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST MET/TEMPLETON                 MIST MET/WELLINGTON
                                             INTERNATIONAL BOND                 LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015            2016              2015
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (45,597)  $       219,363  $         9,843  $       (15,359)
   Net realized gains (losses)......          (37,847)         (47,343)          168,537           210,535
   Change in unrealized gains
     (losses) on investments........            69,574        (355,678)         (72,928)         (145,425)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (13,870)        (183,658)          105,452            49,751
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            19,213           31,613           13,910            17,203
   Net transfers (including fixed
     account).......................           299,438        (111,871)         (49,245)          (57,626)
   Contract charges.................          (31,801)         (33,378)         (16,617)          (15,750)
   Transfers for contract benefits
     and terminations...............         (148,167)        (129,293)        (104,964)          (63,373)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           138,683        (242,929)        (156,916)         (119,546)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           124,813        (426,587)         (51,464)          (69,795)
NET ASSETS:
   Beginning of year................         3,012,995        3,439,582        1,619,820         1,689,615
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      3,137,808  $     3,012,995  $     1,568,356  $      1,619,820
                                      ================  ===============  ===============  ================



                                      MIST METLIFE ASSET ALLOCATION 100     MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016            2015              2016              2015
                                      ---------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       592,431  $     (410,531)   $     5,623,201  $      2,645,339
   Net realized gains (losses)......       13,308,564       10,151,444         4,921,755        25,511,979
   Change in unrealized gains
     (losses) on investments........      (6,889,824)     (13,481,859)        15,460,181      (50,776,056)
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        7,011,171      (3,740,946)        26,005,137      (22,618,738)
                                      ---------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,050,096        1,278,574        15,724,952        12,425,013
   Net transfers (including fixed
     account).......................      (1,098,998)      (1,914,161)         8,390,609         9,489,083
   Contract charges.................        (765,719)        (752,627)       (4,434,206)       (4,217,993)
   Transfers for contract benefits
     and terminations...............      (3,783,304)      (5,238,556)      (17,517,956)      (14,553,548)
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,597,925)      (6,626,770)         2,163,399         3,142,555
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............        2,413,246     (10,367,716)        28,168,536      (19,476,183)
NET ASSETS:
   Beginning of year................      101,280,110      111,647,826       386,091,562       405,567,745
                                      ---------------  ---------------   ---------------  ----------------
   End of year......................  $   103,693,356  $   101,280,110   $   414,260,098  $    386,091,562
                                      ===============  ===============   ===============  ================


                                          MIST METLIFE MULTI-INDEX
                                                TARGETED RISK              MIST METLIFE SMALL CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (52,106)  $       (73,384)  $     (192,032)  $      (540,808)
   Net realized gains (losses)......           71,819           965,059          499,278        13,090,950
   Change in unrealized gains
     (losses) on investments........        1,116,823       (2,085,820)        8,078,847      (14,921,084)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,136,536       (1,194,145)        8,386,093       (2,370,942)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,923,613         5,038,196          102,187           189,337
   Net transfers (including fixed
     account).......................        1,832,907        10,227,525      (1,803,032)       (1,687,112)
   Contract charges.................        (407,140)         (313,460)        (230,071)         (224,917)
   Transfers for contract benefits
     and terminations...............      (1,736,586)       (1,752,661)      (2,267,485)       (2,368,637)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        4,612,794        13,199,600      (4,198,401)       (4,091,329)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        5,749,330        12,005,455        4,187,692       (6,462,271)
NET ASSETS:
   Beginning of year................       35,919,901        23,914,446       31,073,203        37,535,474
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    41,669,231  $     35,919,901  $    35,260,895  $     31,073,203
                                      ===============  ================  ===============  ================



                                       MIST MFS RESEARCH INTERNATIONAL
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       111,704  $        366,941
   Net realized gains (losses)......        (285,742)            78,281
   Change in unrealized gains
     (losses) on investments........        (608,834)       (1,506,624)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (782,872)       (1,061,402)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          173,892         1,912,079
   Net transfers (including fixed
     account).......................          431,896         1,124,805
   Contract charges.................        (205,639)         (216,757)
   Transfers for contract benefits
     and terminations...............      (1,928,229)       (2,794,064)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,528,080)            26,063
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,310,952)       (1,035,339)
NET ASSETS:
   Beginning of year................       32,110,104        33,145,443
                                      ---------------  ----------------
   End of year......................  $    29,799,152  $     32,110,104
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                              MIST MORGAN STANLEY                MIST OPPENHEIMER
                                                MID CAP GROWTH                     GLOBAL EQUITY
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2016             2015             2016            2015
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (139,305)  $     (155,126)  $      (17,800)  $     (17,383)
   Net realized gains (losses).......          111,132          124,778          222,704         216,680
   Change in unrealized gains
     (losses) on investments.........        (958,689)        (676,092)        (261,446)        (67,246)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (986,862)        (706,440)         (56,542)         132,051
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          146,891          299,912           12,813          20,615
   Net transfers (including fixed
     account)........................          571,658          546,208           76,591         (8,855)
   Contract charges..................         (75,519)         (78,947)         (25,836)        (26,971)
   Transfers for contract benefits
     and terminations................        (579,375)        (379,318)        (296,830)       (318,905)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....           63,655          387,855        (233,262)       (334,116)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................        (923,207)        (318,585)        (289,804)       (202,065)
NET ASSETS:
   Beginning of year.................       10,396,254       10,714,839        4,287,176       4,489,241
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $     9,473,047  $    10,396,254  $     3,997,372  $    4,287,176
                                       ===============  ===============  ===============  ==============


                                                MIST PANAGORA                       MIST PIMCO
                                           GLOBAL DIVERSIFIED RISK           INFLATION PROTECTED BOND
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2016             2015              2016             2015
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        26,791  $       (6,399)  $   (1,046,080)  $     2,381,395
   Net realized gains (losses).......           64,939          (3,715)      (1,049,721)      (1,245,280)
   Change in unrealized gains
     (losses) on investments.........         (70,755)         (42,727)        4,232,442      (4,453,652)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............           20,975         (52,841)        2,136,641      (3,317,537)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          580,303          167,836          329,822          650,017
   Net transfers (including fixed
     account)........................        2,055,502          611,899        (827,109)           49,265
   Contract charges..................         (20,030)          (5,304)        (588,722)        (599,997)
   Transfers for contract benefits
     and terminations................         (87,905)         (96,605)      (4,718,698)      (6,297,883)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        2,527,870          677,826      (5,804,707)      (6,198,598)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        2,548,845          624,985      (3,668,066)      (9,516,135)
NET ASSETS:
   Beginning of year.................          871,167          246,182       66,263,476       75,779,611
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     3,420,012  $       871,167  $    62,595,410  $    66,263,476
                                       ===============  ===============  ===============  ===============


                                                                                   MIST PYRAMIS
                                            MIST PIMCO TOTAL RETURN              GOVERNMENT INCOME
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2016             2015             2016             2015
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,364,155  $     5,822,345  $       312,164  $       450,536
   Net realized gains (losses).......        (933,609)        1,293,583           23,841          (8,211)
   Change in unrealized gains
     (losses) on investments.........        1,021,568      (9,457,803)        (402,364)        (905,219)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,452,114      (2,341,875)         (66,359)        (462,894)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          828,212        1,138,614          859,230          707,625
   Net transfers (including fixed
     account)........................      (2,215,700)      (3,695,106)        2,200,091          232,261
   Contract charges..................      (1,318,997)      (1,349,014)        (553,495)        (528,976)
   Transfers for contract benefits
     and terminations................      (9,582,523)     (13,110,666)      (2,922,955)      (2,517,403)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (12,289,008)     (17,016,172)        (417,129)      (2,106,493)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (10,836,894)     (19,358,047)        (483,488)      (2,569,387)
NET ASSETS:
   Beginning of year.................      145,144,987      164,503,034       46,917,298       49,486,685
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   134,308,093  $   145,144,987  $    46,433,810  $    46,917,298
                                       ===============  ===============  ===============  ===============



                                           MIST PYRAMIS MANAGED RISK
                                                  SUB-ACCOUNT
                                       --------------------------------
                                             2016            2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (105,165)  $     (114,442)
   Net realized gains (losses).......         (75,687)          627,678
   Change in unrealized gains
     (losses) on investments.........          570,718        (971,214)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          389,866        (457,978)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,800,631        1,743,429
   Net transfers (including fixed
     account)........................      (1,939,708)        5,603,174
   Contract charges..................        (158,089)        (145,798)
   Transfers for contract benefits
     and terminations................        (985,690)        (553,993)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,282,856)        6,646,812
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (892,990)        6,188,834
NET ASSETS:
   Beginning of year.................       16,664,615       10,475,781
                                       ---------------  ---------------
   End of year.......................  $    15,771,625  $    16,664,615
                                       ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                     MIST SSGA
                                     MIST SCHRODERS GLOBAL MULTI-ASSET         GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                     ---------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (9,306)  $      (101,784)   $       722,057  $        713,297
   Net realized gains (losses).....          386,749           828,959         5,123,859         5,990,856
   Change in unrealized gains
     (losses) on investments.......          598,052       (1,340,525)       (2,177,056)      (10,019,988)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          975,495         (613,350)         3,668,860       (3,315,835)
                                     ---------------  ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          580,189         1,164,704         1,177,131           830,595
   Net transfers (including fixed
     account)......................        1,199,859         1,576,241         (475,386)         5,568,857
   Contract charges................        (263,032)         (238,149)         (927,764)         (877,505)
   Transfers for contract benefits
     and terminations..............      (1,484,914)         (862,122)       (4,866,863)       (5,209,760)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           32,102         1,640,674       (5,092,882)           312,187
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets...............        1,007,597         1,027,324       (1,424,022)       (3,003,648)
NET ASSETS:
   Beginning of year...............       23,223,912        22,196,588        91,138,427        94,142,075
                                     ---------------  ----------------   ---------------  ----------------
   End of year.....................  $    24,231,509  $     23,223,912   $    89,714,405  $     91,138,427
                                     ===============  ================   ===============  ================


                                                                               MIST T. ROWE PRICE
                                           MIST SSGA GROWTH ETF                  LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       298,994  $        266,071  $       635,681  $       (57,383)
   Net realized gains (losses).....        2,894,067         3,321,916        8,115,985         1,891,682
   Change in unrealized gains
     (losses) on investments.......        (803,023)       (5,617,473)      (1,594,170)       (4,973,990)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,390,038       (2,029,486)        7,157,496       (3,139,691)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          805,602           383,728          458,169           733,719
   Net transfers (including fixed
     account)......................        (931,969)           830,582      (3,094,424)         1,874,890
   Contract charges................        (509,614)         (506,773)        (364,413)         (365,131)
   Transfers for contract benefits
     and terminations..............      (3,241,574)       (2,078,057)      (4,727,400)       (5,447,057)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,877,555)       (1,370,520)      (7,728,068)       (3,203,579)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,487,517)       (3,400,006)        (570,572)       (6,343,270)
NET ASSETS:
   Beginning of year...............       50,796,159        54,196,165       56,478,920        62,822,190
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    49,308,642  $     50,796,159  $    55,908,348  $     56,478,920
                                     ===============  ================  ===============  ================


                                            MIST T. ROWE PRICE                 MSF BAILLIE GIFFORD
                                              MID CAP GROWTH                   INTERNATIONAL STOCK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (689,458)  $     (751,410)  $       (31,231)  $      (30,586)
   Net realized gains (losses).....        6,889,571        8,846,200           119,408          233,914
   Change in unrealized gains
     (losses) on investments.......      (4,384,954)      (5,810,445)           468,003        (648,676)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,815,159        2,284,345           556,180        (445,348)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          416,921          501,703           159,839          130,707
   Net transfers (including fixed
     account)......................          560,424        (987,551)           143,907        (668,167)
   Contract charges................        (334,897)        (336,314)         (140,895)        (147,322)
   Transfers for contract benefits
     and terminations..............      (3,751,238)      (3,406,079)       (1,419,706)        (868,759)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,108,790)      (4,228,241)       (1,256,855)      (1,553,541)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,293,631)      (1,943,896)         (700,675)      (1,998,889)
NET ASSETS:
   Beginning of year...............       43,895,418       45,839,314        14,635,763       16,634,652
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    42,601,787  $    43,895,418  $     13,935,088  $    14,635,763
                                     ===============  ===============  ================  ===============


                                          MSF BARCLAYS AGGREGATE
                                                BOND INDEX
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       178,725  $        153,664
   Net realized gains (losses).....         (10,707)          (20,454)
   Change in unrealized gains
     (losses) on investments.......        (150,910)         (359,064)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           17,108         (225,854)
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,203,581           637,149
   Net transfers (including fixed
     account)......................        3,452,577         1,599,831
   Contract charges................        (153,614)         (129,982)
   Transfers for contract benefits
     and terminations..............      (1,417,271)       (1,426,296)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        3,085,273           680,702
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............        3,102,381           454,848
NET ASSETS:
   Beginning of year...............       13,232,780        12,777,932
                                     ---------------  ----------------
   End of year.....................  $    16,335,161  $     13,232,780
                                     ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MSF BLACKROCK
                                        MSF BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2016            2015             2016              2015
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      127,914  $       194,312  $      (22,553)  $      (22,338)
   Net realized gains (losses).....         (4,531)          111,591          131,627          270,930
   Change in unrealized gains
     (losses) on investments.......         (8,439)        (399,918)        (126,958)        (192,648)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         114,944         (94,015)         (17,884)           55,944
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         131,304           70,408            2,798            8,781
   Net transfers (including fixed
     account)......................         291,498        (113,416)           53,245           33,034
   Contract charges................        (71,631)         (69,288)          (9,907)          (9,498)
   Transfers for contract benefits
     and terminations..............       (572,868)        (790,322)         (23,223)         (22,208)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (221,697)        (902,618)           22,913           10,109
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (106,753)        (996,633)            5,029           66,053
NET ASSETS:
   Beginning of year...............       8,361,283        9,357,916        1,326,058        1,260,005
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $    8,254,530  $     8,361,283  $     1,331,087  $     1,326,058
                                     ==============  ===============  ===============  ===============


                                               MSF BLACKROCK                     MSF FRONTIER
                                           ULTRA-SHORT TERM BOND                MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (832,913)  $     (883,157)  $     (135,706)  $     (160,264)
   Net realized gains (losses).....            6,484               --        1,011,785        1,628,332
   Change in unrealized gains
     (losses) on investments.......           54,808               --        (595,636)      (1,304,420)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (771,621)        (883,157)          280,443          163,648
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,168,805        1,479,857           38,914           87,429
   Net transfers (including fixed
     account)......................       10,154,915        7,588,452        (257,830)        (818,070)
   Contract charges................        (463,616)        (495,767)         (61,625)         (67,048)
   Transfers for contract benefits
     and terminations..............     (13,308,282)     (11,213,333)        (552,456)        (774,887)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,448,178)      (2,640,791)        (832,997)      (1,572,576)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,219,799)      (3,523,948)        (552,554)      (1,408,928)
NET ASSETS:
   Beginning of year...............       51,448,096       54,972,044        8,688,181       10,097,109
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    49,228,297  $    51,448,096  $     8,135,627  $     8,688,181
                                     ===============  ===============  ===============  ===============



                                             MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (730,546)   $     (843,964)  $      (13,307)  $      (14,328)
   Net realized gains (losses).....        6,516,376        10,325,965           77,212          127,438
   Change in unrealized gains
     (losses) on investments.......      (6,713,230)       (4,930,509)           64,880        (139,150)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (927,400)         4,551,492          128,785         (26,040)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          244,055           487,980           14,657           10,266
   Net transfers (including fixed
     account)......................          335,558       (3,035,745)          (4,436)         (55,755)
   Contract charges................        (314,492)         (328,657)          (8,645)          (8,195)
   Transfers for contract benefits
     and terminations..............      (4,067,274)       (5,225,125)         (66,421)         (71,387)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,802,153)       (8,101,547)         (64,845)        (125,071)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,729,553)       (3,550,055)           63,940        (151,111)
NET ASSETS:
   Beginning of year...............       49,735,341        53,285,396          745,135          896,246
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    45,005,788   $    49,735,341  $       809,075  $       745,135
                                     ===============   ===============  ===============  ===============


                                             MSF LOOMIS SAYLES
                                             SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (5,765)  $       (6,479)
   Net realized gains (losses).....           62,954           98,843
   Change in unrealized gains
     (losses) on investments.......         (29,671)         (88,359)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           27,518            4,005
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            1,280           10,910
   Net transfers (including fixed
     account)......................           12,526         (19,942)
   Contract charges................          (4,169)          (4,209)
   Transfers for contract benefits
     and terminations..............         (60,503)         (56,698)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (50,866)         (69,939)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (23,348)         (65,934)
NET ASSETS:
   Beginning of year...............          499,150          565,084
                                     ---------------  ---------------
   End of year.....................  $       475,802  $       499,150
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  --------------------------------
                                            2016              2015              2016             2015
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (110,602)  $      (113,898)  $        17,048  $         6,593
   Net realized gains (losses)......         1,618,237         2,288,046          188,222          787,717
   Change in unrealized gains
     (losses) on investments........         1,161,510       (3,891,613)          (4,285)        (591,734)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,669,145       (1,717,465)          200,985          202,576
                                      ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            47,842            35,692           19,562           35,160
   Net transfers (including fixed
     account).......................         (272,660)         (130,668)         (61,550)          645,541
   Contract charges.................          (89,178)          (91,779)         (43,007)         (41,170)
   Transfers for contract benefits
     and terminations...............       (1,311,548)       (1,360,817)        (294,787)        (171,715)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,625,544)       (1,547,572)        (379,782)          467,816
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         1,043,601       (3,265,037)        (178,797)          670,392
NET ASSETS:
   Beginning of year................        13,531,871        16,796,908        5,136,332        4,465,940
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $     14,575,472  $     13,531,871  $     4,957,535  $     5,136,332
                                      ================  ================  ===============  ===============


                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES       MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,487)  $       (6,286)  $        159,134  $        46,066
   Net realized gains (losses)......        3,103,768       24,790,625           260,313          200,893
   Change in unrealized gains
     (losses) on investments........          747,718     (24,420,438)          (44,358)        (377,702)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,830,999          363,901           375,089        (130,743)
                                      ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          345,637        2,354,056           392,153          210,000
   Net transfers (including fixed
     account).......................       15,311,478      (1,856,978)         2,163,727      (1,942,784)
   Contract charges.................        (550,621)        (471,116)          (86,764)         (53,041)
   Transfers for contract benefits
     and terminations...............      (6,138,712)      (5,376,616)       (1,369,964)      (1,480,715)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        8,967,782      (5,350,654)         1,099,152      (3,266,540)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       12,798,781      (4,986,753)         1,474,241      (3,397,283)
NET ASSETS:
   Beginning of year................       67,211,320       72,198,073         7,224,333       10,621,616
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $    80,010,101  $    67,211,320  $      8,698,574  $     7,224,333
                                      ===============  ===============  ================  ===============



                                       MSF METLIFE ASSET ALLOCATION 40     MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     7,573,834  $    (5,620,857)  $      8,340,416  $    (5,951,945)
   Net realized gains (losses)......       22,203,261        24,754,369        43,558,178        39,155,564
   Change in unrealized gains
     (losses) on investments........     (13,298,039)      (29,649,088)      (24,192,964)      (48,189,302)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       16,479,056      (10,515,576)        27,705,630      (14,985,683)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,042,790         4,677,792         3,083,274         3,841,935
   Net transfers (including fixed
     account).......................      (4,209,880)      (14,170,267)       (3,892,714)       (6,468,884)
   Contract charges.................      (3,289,376)       (3,457,058)       (4,607,715)       (4,716,411)
   Transfers for contract benefits
     and terminations...............     (32,149,336)      (35,537,534)      (35,488,732)      (44,219,236)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (35,605,802)      (48,487,067)      (40,905,887)      (51,562,596)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (19,126,746)      (59,002,643)      (13,200,257)      (66,548,279)
NET ASSETS:
   Beginning of year................      393,113,254       452,115,897       538,458,969       605,007,248
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $   373,986,508  $    393,113,254  $    525,258,712  $    538,458,969
                                      ===============  ================  ================  ================



                                       MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     5,248,515   $   (5,898,500)
   Net realized gains (losses)......       44,736,472        22,128,571
   Change in unrealized gains
     (losses) on investments........     (25,426,322)      (30,263,064)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       24,558,665      (14,032,993)
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,086,624         4,594,386
   Net transfers (including fixed
     account).......................      (7,656,356)       (1,752,389)
   Contract charges.................      (3,333,595)       (3,302,830)
   Transfers for contract benefits
     and terminations...............     (27,256,604)      (28,550,165)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (33,159,931)      (29,010,998)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (8,601,266)      (43,043,991)
NET ASSETS:
   Beginning of year................      418,126,664       461,170,655
                                      ---------------   ---------------
   End of year......................  $   409,525,398   $   418,126,664
                                      ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE MID CAP STOCK INDEX        MSF METLIFE STOCK INDEX
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                       ---------------------------------  --------------------------------
                                            2016             2015              2016              2015
                                       ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (39,711)  $      (47,767)   $        62,932  $      (67,968)
   Net realized gains (losses).......          727,674          612,611         3,842,282        4,401,337
   Change in unrealized gains
     (losses) on investments.........          486,089        (852,547)           665,714      (4,768,021)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,174,052        (287,703)         4,570,928        (434,652)
                                       ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          164,668          148,751           368,902          466,861
   Net transfers (including fixed
     account)........................          220,597          392,815         2,662,550        (834,305)
   Contract charges..................         (60,489)         (57,401)         (323,429)        (311,904)
   Transfers for contract benefits
     and terminations................        (506,517)        (336,215)       (3,759,710)      (3,289,496)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (181,741)          147,950       (1,051,687)      (3,968,844)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets.................          992,311        (139,753)         3,519,241      (4,403,496)
NET ASSETS:
   Beginning of year.................        6,518,909        6,658,662        48,000,755       52,404,251
                                       ---------------  ---------------   ---------------  ---------------
   End of year.......................  $     7,511,220  $     6,518,909   $    51,519,996  $    48,000,755
                                       ===============  ===============   ===============  ===============


                                             MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       -------------------------------  --------------------------------
                                             2016            2015            2016             2015
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        95,048  $       77,022  $       135,447  $       240,945
   Net realized gains (losses).......          514,312         232,337        2,082,190        3,983,616
   Change in unrealized gains
     (losses) on investments.........         (62,139)       (457,063)          538,333      (4,630,770)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          547,221       (147,704)        2,755,970        (406,209)
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,130          15,485          214,824          217,813
   Net transfers (including fixed
     account)........................           31,682          22,104        1,248,315          260,194
   Contract charges..................         (52,109)        (51,434)        (209,929)        (184,446)
   Transfers for contract benefits
     and terminations................        (872,903)       (973,346)      (2,186,071)      (1,628,071)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (840,200)       (987,191)        (932,861)      (1,334,510)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (292,979)     (1,134,895)        1,823,109      (1,740,719)
NET ASSETS:
   Beginning of year.................        7,861,563       8,996,458       22,384,588       24,125,307
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $     7,568,584  $    7,861,563  $    24,207,697  $    22,384,588
                                       ===============  ==============  ===============  ===============


                                              MSF MSCI EAFE INDEX        MSF NEUBERGER BERMAN GENESIS
                                                  SUB-ACCOUNT                     SUB-ACCOUNT
                                       -------------------------------  -------------------------------
                                            2016             2015            2016             2015
                                       --------------   --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       50,924   $       98,920  $    (172,417)  $     (192,211)
   Net realized gains (losses).......         (6,198)           60,573         484,534          503,039
   Change in unrealized gains
     (losses) on investments.........        (66,937)        (396,487)       1,546,226        (432,472)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (22,211)        (236,994)       1,858,343        (121,644)
                                       --------------   --------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          68,592          221,970          27,736           33,430
   Net transfers (including fixed
     account)........................          80,643        1,302,804       (299,041)        (572,685)
   Contract charges..................        (52,924)         (49,594)        (92,383)         (92,723)
   Transfers for contract benefits
     and terminations................       (407,324)        (361,268)       (886,072)      (1,024,701)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       (311,013)        1,113,912     (1,249,760)      (1,656,679)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................       (333,224)          876,918         608,583      (1,778,323)
NET ASSETS:
   Beginning of year.................       6,209,128        5,332,210      11,881,985       13,660,308
                                       --------------   --------------  --------------  ---------------
   End of year.......................  $    5,875,904   $    6,209,128  $   12,490,568  $    11,881,985
                                       ==============   ==============  ==============  ===============


                                            MSF RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT
                                       --------------------------------
                                             2016             2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (46,058)  $      (63,178)
   Net realized gains (losses).......          667,473          901,965
   Change in unrealized gains
     (losses) on investments.........        1,073,565      (1,477,704)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,694,980        (638,917)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          165,092        1,645,344
   Net transfers (including fixed
     account)........................        (424,161)        (461,652)
   Contract charges..................         (66,530)         (66,596)
   Transfers for contract benefits
     and terminations................        (474,534)        (562,868)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (800,133)          554,228
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................          894,847         (84,689)
NET ASSETS:
   Beginning of year.................        9,450,123        9,534,812
                                       ---------------  ---------------
   End of year.......................  $    10,344,970  $     9,450,123
                                       ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                             LARGE CAP GROWTH                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (357,899)  $     (360,429)  $       (7,903)  $       (8,919)
   Net realized gains (losses).....        2,605,312        4,463,214           80,200           72,810
   Change in unrealized gains
     (losses) on investments.......      (2,232,068)      (2,319,054)         (28,794)         (58,083)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           15,345        1,783,731           43,503            5,808
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          343,224          571,579               --               --
   Net transfers (including fixed
     account)......................          667,983        2,862,222          (7,368)         (19,829)
   Contract charges................        (179,980)        (162,308)          (4,860)          (4,752)
   Transfers for contract benefits
     and terminations..............      (1,698,963)      (1,590,180)         (35,295)         (18,861)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (867,736)        1,681,313         (47,523)         (43,442)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (852,391)        3,465,044          (4,020)         (37,634)
NET ASSETS:
   Beginning of year...............       22,843,144       19,378,100          487,781          525,415
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    21,990,753  $    22,843,144  $       483,761  $       487,781
                                     ===============  ===============  ===============  ===============


                                            MSF VAN ECK GLOBAL            MSF WESTERN ASSET MANAGEMENT
                                             NATURAL RESOURCES            STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (48,845)  $      (74,073)  $        400,073  $           717
   Net realized gains (losses).....        (536,936)        (401,795)           105,101               24
   Change in unrealized gains
     (losses) on investments.......        2,377,119      (1,487,172)         2,102,236          (1,452)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,791,338      (1,963,040)         2,607,410            (711)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           36,399           70,423           251,583               --
   Net transfers (including fixed
     account)......................      (1,158,736)        1,040,892        73,669,896            (176)
   Contract charges................         (54,570)         (54,915)         (375,535)            (136)
   Transfers for contract benefits
     and terminations..............        (318,056)        (281,586)       (4,033,810)              (4)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,494,963)          774,814        69,512,134            (316)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          296,375      (1,188,226)        72,119,544          (1,027)
NET ASSETS:
   Beginning of year...............        4,311,458        5,499,684            20,143           21,170
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     4,607,833  $     4,311,458  $     72,139,687  $        20,143
                                     ===============  ===============  ================  ===============


                                       MSF WESTERN ASSET MANAGEMENT            OPPENHEIMER VA MAIN
                                              U.S. GOVERNMENT                   STREET SMALL CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       236,712  $        167,675  $      (44,856)  $      (31,591)
   Net realized gains (losses).....         (38,721)          (12,160)          229,805          851,551
   Change in unrealized gains
     (losses) on investments.......        (324,309)         (488,723)          463,640      (1,152,699)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (126,318)         (333,208)          648,589        (332,739)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          583,779           415,070           24,887           54,656
   Net transfers (including fixed
     account)......................        1,768,658           141,130           21,289        (107,001)
   Contract charges................        (250,684)         (239,300)         (31,275)         (32,101)
   Transfers for contract benefits
     and terminations..............      (3,082,755)       (2,930,170)        (298,707)        (382,782)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (981,002)       (2,613,270)        (283,806)        (467,228)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,320)       (2,946,478)          364,783        (799,967)
NET ASSETS:
   Beginning of year...............       27,884,257        30,830,735        4,179,638        4,979,605
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $    26,776,937  $     27,884,257  $     4,544,421  $     4,179,638
                                     ===============  ================  ===============  ===============



                                           PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,609  $         5,396
   Net realized gains (losses).....              994            7,365
   Change in unrealized gains
     (losses) on investments.......            7,076         (15,496)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           12,679          (2,735)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (1,975)            1,245
   Contract charges................            (763)            (737)
   Transfers for contract benefits
     and terminations..............         (11,389)         (44,937)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (14,127)         (44,429)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (1,448)         (47,164)
NET ASSETS:
   Beginning of year...............          121,278          168,442
                                     ---------------  ---------------
   End of year.....................  $       119,830  $       121,278
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          PIMCO VIT LOW DURATION           PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            39  $         1,331  $      (19,766)  $      (19,679)
   Net realized gains (losses).....                5              208          134,159          288,425
   Change in unrealized gains
     (losses) on investments.......             (62)          (2,265)          176,975        (444,878)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............             (18)            (726)          291,368        (176,132)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --           85,256           42,806
   Net transfers (including fixed
     account)......................            (187)              334           35,654            8,443
   Contract charges................            (410)            (377)         (11,089)         (11,103)
   Transfers for contract benefits
     and terminations..............          (2,343)          (4,813)        (116,118)        (204,819)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (2,940)          (4,856)          (6,297)        (164,673)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (2,958)          (5,582)          285,071        (340,805)
NET ASSETS:
   Beginning of year...............           65,235           70,817        2,051,323        2,392,128
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        62,277  $        65,235  $     2,336,394  $     2,051,323
                                     ===============  ===============  ===============  ===============


                                                PIONEER VCT
                                            REAL ESTATE SHARES               PUTNAM VT EQUITY INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           192  $            50  $            172  $           168
   Net realized gains (losses).....            2,377            1,452             1,763              328
   Change in unrealized gains
     (losses) on investments.......          (2,092)          (1,183)             6,116          (2,781)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............              477              319             8,051          (2,285)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --                --               --
   Net transfers (including fixed
     account)......................               --               --            14,704            (337)
   Contract charges................             (52)             (47)                --               --
   Transfers for contract benefits
     and terminations..............              (3)              (4)               (7)              (5)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..             (55)             (51)            14,697            (342)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............              422              268            22,748          (2,627)
NET ASSETS:
   Beginning of year...............           11,585           11,317            51,000           53,627
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        12,007  $        11,585  $         73,748  $        51,000
                                     ===============  ===============  ================  ===============



                                        PUTNAM VT MULTI-CAP GROWTH          RUSSELL AGGRESSIVE EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (888)  $        (1,580)  $          (18)  $          (26)
   Net realized gains (losses).....           30,356            44,918                4              363
   Change in unrealized gains
     (losses) on investments.......         (14,929)          (46,765)              637            (672)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           14,539           (3,427)              623            (335)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,149             7,455               --               --
   Net transfers (including fixed
     account)......................         (15,345)          (88,792)               --               --
   Contract charges................               --               (2)               --               --
   Transfers for contract benefits
     and terminations..............         (12,410)           (7,235)              (4)              (2)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (19,606)          (88,574)              (4)              (2)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (5,067)          (92,001)              619            (337)
NET ASSETS:
   Beginning of year...............          217,119           309,120            3,638            3,975
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $       212,052  $        217,119  $         4,257  $         3,638
                                     ===============  ================  ===============  ===============



                                              RUSSELL CORE BOND
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             51  $           237
   Net realized gains (losses).....               679              274
   Change in unrealized gains
     (losses) on investments.......             (338)            (870)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............               392            (359)
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --               --
   Net transfers (including fixed
     account)......................                --               --
   Contract charges................                --               --
   Transfers for contract benefits
     and terminations..............               (2)              (3)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..               (2)              (3)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............               390            (362)
NET ASSETS:
   Beginning of year...............            23,307           23,669
                                     ----------------  ---------------
   End of year.....................  $         23,697  $        23,307
                                     ================  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                              RUSSELL GLOBAL REAL
                                               ESTATE SECURITIES               RUSSELL MULTI-STYLE EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2016               2015              2016              2015
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            252  $              20  $          (152)  $          (244)
   Net realized gains (losses)......               253                369             2,853             3,633
   Change in unrealized gains
     (losses) on investments........             (380)              (476)             1,070           (3,512)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               125               (87)             3,771             (123)
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (2)                (2)               (4)               (2)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (2)                (2)               (4)               (2)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               123               (89)             3,767             (125)
NET ASSETS:
   Beginning of year................             7,718              7,807            41,406            41,531
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $          7,841  $           7,718  $         45,173  $         41,406
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                               RUSSELL NON-U.S.                    RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  -----------------------------------
                                             2016              2015              2016               2015
                                      -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             210  $           (30)  $          (104)  $            (17)
   Net realized gains (losses)......                 12                25               104              1,466
   Change in unrealized gains
     (losses) on investments........              (111)             (309)               680            (2,014)
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                111             (314)               680              (565)
                                      -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                --                --                 --
   Net transfers (including fixed
     account).......................                 --                --                --              3,764
   Contract charges.................                 --                --              (38)               (38)
   Transfers for contract benefits
     and terminations...............                (4)               (2)           (3,706)                (5)
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..                (4)               (2)           (3,744)              3,721
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............                107             (316)           (3,064)              3,156
NET ASSETS:
   Beginning of year................             11,445            11,761            16,859             13,703
                                      -----------------  ----------------  ----------------  -----------------
   End of year......................  $          11,552  $         11,445  $         13,795  $          16,859
                                      =================  ================  ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, MetLife Insurance Company USA, New England Life Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds
BlackRock Variable Series Funds, Inc. ("BlackRock")          ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              Putnam Variable Trust ("Putnam VT")
Legg Mason Partners Variable Equity Trust                  Russell Investment Funds ("Russell")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Bond Sub-Account                          MIST BlackRock Global Tactical Strategies
American Funds Global Growth Sub-Account                    Sub-Account
American Funds Global Small Capitalization               MIST BlackRock High Yield Sub-Account (a)
   Sub-Account                                           MIST Clarion Global Real Estate Sub-Account (a)
American Funds Growth Sub-Account                        MIST ClearBridge Aggressive Growth Sub-Account (a)
American Funds Growth-Income Sub-Account                 MIST Goldman Sachs Mid Cap Value Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST Harris Oakmark International Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account                   MIST Invesco Balanced-Risk Allocation Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST Invesco Comstock Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST Invesco Mid Cap Value Sub-Account (a)
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST Invesco Small Cap Growth Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST JPMorgan Core Bond Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             MIST JPMorgan Global Active Allocation Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MIST JPMorgan Small Cap Value Sub-Account (a)
Invesco V.I. Equity and Income Sub-Account               MIST Loomis Sayles Global Markets Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Met/Aberdeen Emerging Markets Equity
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST Met/Templeton International Bond Sub-Account
   Sub-Account (a)                                       MIST Met/Wellington Large Cap Research
LMPVET ClearBridge Variable Large Cap Growth                Sub-Account (a)
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST MetLife Small Cap Value Sub-Account (a)
LMPVET QS Variable Conservative Growth                   MIST MFS Research International Sub-Account (a)
   Sub-Account                                           MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
LMPVET QS Variable Growth Sub-Account                    MIST Oppenheimer Global Equity Sub-Account
LMPVET QS Variable Moderate Growth Sub-Account           MIST PanAgora Global Diversified Risk Sub-Account
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MIST AB Global Dynamic Allocation Sub-Account            MIST Pyramis Government Income Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST Pyramis Managed Risk Sub-Account
   Plus Sub-Account                                      MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Balanced Allocation                  MIST SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           MIST SSGA Growth ETF Sub-Account
MIST American Funds Growth Allocation                    MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST American Funds Growth Sub-Account                   MSF Baillie Gifford International Stock Sub-Account
MIST American Funds Moderate Allocation                  MSF Barclays Aggregate Bond Index Sub-Account
   Sub-Account                                           MSF BlackRock Bond Income Sub-Account (a)
MIST AQR Global Risk Balanced Sub-Account                MSF BlackRock Capital Appreciation Sub-Account (a)

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF BlackRock Ultra-Short Term Bond Sub-Account (a)      MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MSF Frontier Mid Cap Growth Sub-Account                  MSF T. Rowe Price Small Cap Growth Sub-Account
MSF Jennison Growth Sub-Account (a)                      MSF Van Eck Global Natural Resources Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account             MSF Western Asset Management Strategic Bond
MSF Loomis Sayles Small Cap Growth Sub-Account             Opportunities Sub-Account (a)
MSF Met/Artisan Mid Cap Value Sub-Account                MSF Western Asset Management U.S. Government
MSF Met/Dimensional International Small Company            Sub-Account (a)
   Sub-Account                                           Oppenheimer VA Main Street Small Cap Sub-Account
MSF Met/Wellington Core Equity Opportunities             PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account              Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Asset Allocation 40 Sub-Account              Pioneer VCT Real Estate Shares Sub-Account
MSF MetLife Asset Allocation 60 Sub-Account              Putnam VT Equity Income Sub-Account
MSF MetLife Asset Allocation 80 Sub-Account              Putnam VT Multi-Cap Growth Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account              Russell Aggressive Equity Sub-Account
MSF MetLife Stock Index Sub-Account (a)                  Russell Core Bond Sub-Account
MSF MFS Total Return Sub-Account (a)                     Russell Global Real Estate Securities Sub-Account
MSF MFS Value Sub-Account (a)                            Russell Multi-Style Equity Sub-Account
MSF MSCI EAFE Index Sub-Account                          Russell Non-U.S. Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)             TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account                         Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2016:

BlackRock Global Allocation V.I. Sub-Account
MIST Met/Artisan International Sub-Account
MIST TCW Core Fixed Income Sub-Account
MSF BlackRock Large Cap Value Sub-Account
UIF Global Infrastructure Sub-Account


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

(MIST) MFS Emerging Markets Equity Portfolio            (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
QS Legg Mason Variable Conservative Growth Portfolio    QS Variable Conservative Growth Portfolio
QS Legg Mason Variable Growth Portfolio                 QS Variable Growth Portfolio
QS Legg Mason Variable Moderate Growth Portfolio        QS Variable Moderate Growth Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     American Funds Bond Sub-Account.............................        874,292         9,402,487         471,197        1,412,471
     American Funds Global Growth Sub-Account....................        938,021        21,459,583       2,680,845        2,517,730
     American Funds Global Small Capitalization Sub-Account......        233,405         4,490,185       1,120,684          419,338
     American Funds Growth Sub-Account...........................        752,043        44,524,221       5,110,635        6,534,220
     American Funds Growth-Income Sub-Account....................        617,455        24,774,357       3,925,641        3,525,439
     Fidelity VIP Contrafund Sub-Account.........................        573,040        16,179,648       2,113,220        2,177,637
     Fidelity VIP Equity-Income Sub-Account......................          2,892            60,354           5,943           20,718
     Fidelity VIP Mid Cap Sub-Account............................        485,278        14,571,294       1,263,249        1,314,436
     FTVIPT Franklin Income VIP Sub-Account......................      1,393,362        21,333,028       1,312,262        2,750,476
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............        196,347         3,464,125         523,966          414,210
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............        201,634         3,507,952         644,222          474,265
     FTVIPT Templeton Foreign VIP Sub-Account....................        858,439        12,974,203         752,972          999,148
     FTVIPT Templeton Global Bond VIP Sub-Account................        684,711        12,483,979         340,153          901,262
     Invesco V.I. Equity and Income Sub-Account..................      1,055,014        15,707,475       1,194,144        2,047,993
     Invesco V.I. International Growth Sub-Account...............        301,664         8,322,457         312,082          692,390
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................        671,464        13,532,492       1,834,068        1,708,491
     LMPVET ClearBridge Variable Appreciation Sub-Account........        645,362        17,400,166       1,611,227        2,832,810
     LMPVET ClearBridge Variable Dividend Strategy Sub-Account...        876,295        10,841,161         662,730        1,862,340
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account....         10,451           189,737          34,541           47,943
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....         23,693           384,891         115,661           46,079
     LMPVET ClearBridge Variable Small Cap Growth Sub-Account....        205,795         3,727,875         467,683          766,594
     LMPVET QS Variable Conservative Growth Sub-Account..........        153,740         1,961,749         196,214          475,443
     LMPVET QS Variable Growth Sub-Account.......................         97,037         1,217,145          83,040          120,767
     LMPVET QS Variable Moderate Growth Sub-Account..............          3,477            40,919           1,862            6,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................      1,192,063         9,387,151         910,008        1,393,007
     MIST AB Global Dynamic Allocation Sub-Account...............     13,307,763       136,760,289       6,210,586       11,353,811
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................        295,611         3,117,913         894,691          304,571
     MIST American Funds Balanced Allocation Sub-Account.........     21,595,801       197,788,419      26,352,070       21,486,264
     MIST American Funds Growth Allocation Sub-Account...........     10,657,846        91,363,728      13,207,876        9,513,638
     MIST American Funds Growth Sub-Account......................      4,780,025        44,366,720      13,698,322        5,955,296
     MIST American Funds Moderate Allocation Sub-Account.........     11,436,016       107,201,905      11,850,401        9,009,711
     MIST AQR Global Risk Balanced Sub-Account...................     14,221,145       150,037,234         945,429       15,823,230
     MIST BlackRock Global Tactical Strategies Sub-Account.......     27,723,057       274,642,805      27,817,426       24,807,115
     MIST BlackRock High Yield Sub-Account.......................      2,570,316        20,530,045       3,075,228        3,409,614
     MIST Clarion Global Real Estate Sub-Account.................      1,907,457        21,815,302       1,102,361        3,527,399
     MIST ClearBridge Aggressive Growth Sub-Account..............      3,158,040        34,289,638       1,750,522        7,466,373
     MIST Goldman Sachs Mid Cap Value Sub-Account................      2,050,322        26,996,269       2,494,445        2,961,414
     MIST Harris Oakmark International Sub-Account...............      4,116,711        58,374,938       6,750,258        7,454,913
     MIST Invesco Balanced-Risk Allocation Sub-Account...........      3,997,338        41,236,336       6,596,435        3,484,677
     MIST Invesco Comstock Sub-Account...........................      2,690,874        32,489,523       4,349,721        5,070,048
     MIST Invesco Mid Cap Value Sub-Account......................      1,036,980        17,136,637       1,826,398        2,161,509
     MIST Invesco Small Cap Growth Sub-Account...................      1,959,619        27,352,864       5,468,807        3,292,285
     MIST JPMorgan Core Bond Sub-Account.........................      2,872,067        30,000,376       4,567,121        4,189,666
     MIST JPMorgan Global Active Allocation Sub-Account..........      5,666,404        62,063,817      10,980,395        5,153,114
     MIST JPMorgan Small Cap Value Sub-Account...................        244,491         3,508,513         422,260          623,420
     MIST Loomis Sayles Global Markets Sub-Account...............      1,204,062        15,122,079       1,560,077        2,777,787
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account.......      3,187,503        31,470,074       1,470,100        4,754,980
     MIST Met/Eaton Vance Floating Rate Sub-Account..............        639,388         6,601,855       1,061,578        1,732,039
     MIST Met/Franklin Low Duration Total Return Sub-Account.....      1,920,019        18,956,221       3,110,022        3,629,607
     MIST Met/Templeton International Bond Sub-Account...........        315,361         3,602,525         345,657          244,648
     MIST Met/Wellington Large Cap Research Sub-Account..........        114,954         1,177,990         192,654          229,921
     MIST MetLife Asset Allocation 100 Sub-Account...............      8,962,264        98,302,058      16,444,255        7,611,696
     MIST MetLife Balanced Plus Sub-Account......................     38,500,011       397,791,780      32,629,328       20,434,555

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     MIST MetLife Multi-Index Targeted Risk Sub-Account..........      3,481,141       40,859,200       8,550,593         3,989,894
     MIST MetLife Small Cap Value Sub-Account....................      2,233,085       32,760,206       2,182,489         5,717,817
     MIST MFS Research International Sub-Account.................      2,962,039       32,745,061       1,377,536         2,793,910
     MIST Morgan Stanley Mid Cap Growth Sub-Account..............        683,534        8,130,919         598,249           673,911
     MIST Oppenheimer Global Equity Sub-Account..................        208,416        3,674,402         357,811           413,089
     MIST PanAgora Global Diversified Risk Sub-Account...........        331,401        3,535,762       3,458,896           842,161
     MIST PIMCO Inflation Protected Bond Sub-Account.............      6,459,796       69,684,407       1,110,479         7,961,283
     MIST PIMCO Total Return Sub-Account.........................     12,077,846      142,008,338       8,201,841        19,126,699
     MIST Pyramis Government Income Sub-Account..................      4,418,063       47,471,510       4,108,962         4,213,928
     MIST Pyramis Managed Risk Sub-Account.......................      1,409,441       15,487,487       3,277,724         4,626,800
     MIST Schroders Global Multi-Asset Sub-Account...............      2,092,535       23,283,024       2,153,234         1,804,992
     MIST SSGA Growth and Income ETF Sub-Account.................      8,141,055       90,364,492       8,234,439         7,474,413
     MIST SSGA Growth ETF Sub-Account............................      4,470,414       50,179,621       5,195,770         5,663,168
     MIST T. Rowe Price Large Cap Value Sub-Account..............      1,664,775       45,321,076       9,664,370        10,448,428
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      4,401,013       40,770,852       8,555,674         5,938,492
     MSF Baillie Gifford International Stock Sub-Account.........      1,407,587       13,269,824       1,156,353         2,444,442
     MSF Barclays Aggregate Bond Index Sub-Account...............      1,539,604       16,821,268       5,526,006         2,262,008
     MSF BlackRock Bond Income Sub-Account.......................         78,863        8,430,105         921,332         1,015,121
     MSF BlackRock Capital Appreciation Sub-Account..............         40,072        1,126,419         195,551            77,136
     MSF BlackRock Ultra-Short Term Bond Sub-Account.............        491,684       49,173,515      22,556,505        24,836,607
     MSF Frontier Mid Cap Growth Sub-Account.....................        284,364        8,466,947       1,232,041         1,160,560
     MSF Jennison Growth Sub-Account.............................      3,445,890       42,307,438       7,299,380         5,841,378
     MSF Loomis Sayles Small Cap Core Sub-Account................          3,126          739,533         113,562           117,956
     MSF Loomis Sayles Small Cap Growth Sub-Account..............         40,808          444,660          83,669            83,473
     MSF Met/Artisan Mid Cap Value Sub-Account...................         65,244       13,760,376       2,005,551         2,159,909
     MSF Met/Dimensional International Small Company Sub-Account.        396,604        5,613,431         802,078           853,882
     MSF Met/Wellington Core Equity Opportunities Sub-Account....      2,818,512       82,511,960      23,390,581        10,886,555
     MSF MetLife Asset Allocation 20 Sub-Account.................        820,622        8,976,581       6,331,630         4,745,031
     MSF MetLife Asset Allocation 40 Sub-Account.................     33,243,247      400,358,177      43,143,606        45,984,240
     MSF MetLife Asset Allocation 60 Sub-Account.................     44,932,313      568,322,418      68,414,009        53,311,695
     MSF MetLife Asset Allocation 80 Sub-Account.................     31,994,174      441,444,725      63,622,734        43,416,050
     MSF MetLife Mid Cap Stock Index Sub-Account.................        405,574        6,221,061       1,751,730         1,449,540
     MSF MetLife Stock Index Sub-Account.........................      1,159,071       39,726,033       8,785,452         7,569,316
     MSF MFS Total Return Sub-Account............................         44,837        6,301,181         779,321         1,197,425
     MSF MFS Value Sub-Account...................................      1,595,492       23,661,103       5,908,172         4,586,669
     MSF MSCI EAFE Index Sub-Account.............................        503,939        5,896,136         621,232           881,331
     MSF Neuberger Berman Genesis Sub-Account....................        593,921        8,660,455         540,549         1,962,731
     MSF Russell 2000 Index Sub-Account..........................        525,127        8,661,891       1,346,662         1,629,192
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      1,108,288       23,111,934       5,139,660         3,593,827
     MSF T. Rowe Price Small Cap Growth Sub-Account..............         24,057          351,210          72,837            65,284
     MSF Van Eck Global Natural Resources Sub-Account............        427,050        5,148,365         551,635         2,095,459
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................      5,405,332       70,037,554      75,552,994         5,640,695
     MSF Western Asset Management U.S. Government Sub-Account....      2,292,050       27,528,133       3,461,874         4,206,155
     Oppenheimer VA Main Street Small Cap Sub-Account............        191,345        3,454,134         253,180           420,066
     PIMCO VIT High Yield Sub-Account............................         15,464          110,549           6,368            15,892
     PIMCO VIT Low Duration Sub-Account..........................          6,083           62,343             950             3,852
     Pioneer VCT Mid Cap Value Sub-Account.......................        115,208        2,105,111         342,012           237,824
     Pioneer VCT Real Estate Shares Sub-Account..................            733            5,302           2,593               249
     Putnam VT Equity Income Sub-Account.........................          3,127           52,756          19,176             3,360
     Putnam VT Multi-Cap Growth Sub-Account......................          6,368          141,635          31,043            30,813
     Russell Aggressive Equity Sub-Account.......................            280            3,619              34                55
     Russell Core Bond Sub-Account...............................          2,342           24,872           1,069               343
     Russell Global Real Estate Securities Sub-Account...........            560            7,775             605               108
     Russell Multi-Style Equity Sub-Account......................          2,645           39,256           3,220               590
     Russell Non-U.S. Sub-Account................................          1,037           10,547             364               159
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..            533           16,878             991             3,974

This page is intentionally left blank.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                 AMERICAN FUNDS GLOBAL SMALL
                                        AMERICAN FUNDS BOND      AMERICAN FUNDS GLOBAL GROWTH          CAPITALIZATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2016            2015           2016           2015            2016           2015
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........        565,472        623,582        612,272         682,942         123,980        130,008
Units issued and transferred
   from other funding options....         26,487         23,877         30,683          15,586          10,877          9,406
Units redeemed and transferred to
   other funding options.........       (80,977)       (81,987)       (73,981)        (86,256)        (13,584)       (15,434)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................        510,982        565,472        568,974         612,272         121,273        123,980
                                   =============  =============  =============  ==============  ==============  =============


                                                                         AMERICAN FUNDS
                                        AMERICAN FUNDS GROWTH             GROWTH-INCOME             FIDELITY VIP CONTRAFUND
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ----------------------------  -----------------------------
                                        2016            2015           2016            2015           2016           2015
                                   --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year..........         216,165         245,550        171,529        187,082        401,103         413,191
Units issued and transferred
   from other funding options....           3,988           3,097          6,251          4,861         45,827          33,535
Units redeemed and transferred to
   other funding options.........        (26,755)        (32,482)       (21,964)       (20,414)       (45,078)        (45,623)
                                   --------------  --------------  -------------  -------------  -------------  --------------
Units end of year................         193,398         216,165        155,816        171,529        401,852         401,103
                                   ==============  ==============  =============  =============  =============  ==============

                                                                                                   FTVIPT FRANKLIN INCOME
                                    FIDELITY VIP EQUITY-INCOME       FIDELITY VIP MID CAP                    VIP
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2016            2015           2016           2015            2016           2015
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........          3,431          4,022        263,325         279,050         384,412        408,888
Units issued and transferred
   from other funding options....             --              6         11,328          14,046          12,255         22,043
Units redeemed and transferred to
   other funding options.........          (956)          (597)       (25,264)        (29,771)        (49,945)       (46,519)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................          2,475          3,431        249,389         263,325         346,722        384,412
                                   =============  =============  =============  ==============  ==============  =============


                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN               FTVIPT TEMPLETON
                                            MUTUAL SHARES               SMALL CAP VALUE VIP                FOREIGN VIP
                                           VIP SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2016            2015            2016           2015           2016            2015
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         129,815         143,131         264,433        264,065        535,764        549,503
Units issued and transferred
   from other funding options....           5,868           5,184          11,386         18,394         34,413         52,226
Units redeemed and transferred to
   other funding options.........        (13,408)        (18,500)        (35,414)       (18,026)       (55,890)       (65,965)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         122,275         129,815         240,405        264,433        514,287        535,764
                                   ==============  ==============  ==============  =============  =============  =============

                                      FTVIPT TEMPLETON GLOBAL              INVESCO V.I.                   INVESCO V.I.
                                             BOND VIP                    EQUITY AND INCOME            INTERNATIONAL GROWTH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016            2015           2016           2015
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         612,689         628,702         836,877        883,170         343,336        351,843
Units issued and transferred
   from other funding options....          39,098          34,909          33,662         45,812          18,442         23,708
Units redeemed and transferred to
   other funding options.........        (61,847)        (50,922)        (99,515)       (92,105)        (30,134)       (32,215)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         589,940         612,689         771,024        836,877         331,644        343,336
                                   ==============  ==============  ==============  =============  ==============  =============


                                        LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    VARIABLE AGGRESSIVE GROWTH         VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016            2015           2016           2015
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         659,012         728,285         454,520        504,207         720,660        796,590
Units issued and transferred
   from other funding options....          59,190          46,625          28,338         26,345          32,860         46,122
Units redeemed and transferred to
   other funding options.........        (82,716)       (115,898)        (60,133)       (76,032)        (89,412)      (122,052)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         635,486         659,012         422,725        454,520         664,108        720,660
                                   ==============  ==============  ==============  =============  ==============  =============

                                          LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016            2015           2016          2015           2016            2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............          9,250         11,166         15,403         16,469        174,184        180,599
Units issued and transferred
   from other funding options......            672             82          4,633          1,086         16,909         15,699
Units redeemed and transferred to
   other funding options...........        (1,783)        (1,998)        (1,692)        (2,152)       (33,519)       (22,114)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................          8,139          9,250         18,344         15,403        157,574        174,184
                                     =============  =============  =============  =============  =============  =============


                                               LMPVET QS                                                    LMPVET QS
                                     VARIABLE CONSERVATIVE GROWTH    LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  ----------------------------  ----------------------------
                                          2016           2015           2016           2015            2016           2015
                                     -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year............        110,832        121,761          72,554         71,544          2,766          3,858
Units issued and transferred
   from other funding options......          7,317         12,167           1,137          4,517             11             43
Units redeemed and transferred to
   other funding options...........       (20,518)       (23,096)         (5,705)        (3,507)          (283)        (1,135)
                                     -------------  -------------   -------------  -------------  -------------  -------------
Units end of year..................         97,631        110,832          67,986         72,554          2,494          2,766
                                     =============  =============   =============  =============  =============  =============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                               LMPVIT
                                       WESTERN ASSET VARIABLE                  MIST AB             MIST ALLIANZ GLOBAL INVESTORS
                                       GLOBAL HIGH YIELD BOND         GLOBAL DYNAMIC ALLOCATION      DYNAMIC MULTI-ASSET PLUS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........         382,235         393,796      12,613,899      13,566,496       2,419,872        435,600
Units issued and transferred
   from other funding options....          24,699          31,917         529,895         597,428         950,762      2,149,885
Units redeemed and transferred to
   other funding options.........        (61,682)        (43,478)     (1,091,029)     (1,550,025)       (339,817)      (165,613)
                                   --------------  --------------  --------------  --------------  --------------  -------------
Units end of year................         345,252         382,235      12,052,765      12,613,899       3,030,817      2,419,872
                                   ==============  ==============  ==============  ==============  ==============  =============



                                         MIST AMERICAN FUNDS            MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION             GROWTH ALLOCATION                   GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016           2015            2016           2015
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      16,602,026      17,609,124      7,658,016       7,946,552       4,464,645      4,458,269
Units issued and transferred
   from other funding options....         861,350         778,191        295,082         500,449         474,133        787,304
Units redeemed and transferred to
   other funding options.........     (1,851,690)     (1,785,289)      (740,889)       (788,985)       (597,797)      (780,928)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      15,611,686      16,602,026      7,212,209       7,658,016       4,340,981      4,464,645
                                   ==============  ==============  =============  ==============  ==============  =============

                                        MIST AMERICAN FUNDS              MIST AQR GLOBAL             MIST BLACKROCK GLOBAL
                                        MODERATE ALLOCATION               RISK BALANCED               TACTICAL STRATEGIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2016           2015            2016            2015           2016           2015
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      8,864,010       9,369,175      13,270,365     14,582,265     24,563,596      25,901,164
Units issued and transferred
   from other funding options....        367,705         323,977         399,413        920,903        826,624       1,174,063
Units redeemed and transferred to
   other funding options.........      (733,910)       (829,142)     (1,641,298)    (2,232,803)    (2,520,937)     (2,511,631)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      8,497,805       8,864,010      12,028,480     13,270,365     22,869,283      24,563,596
                                   =============  ==============  ==============  =============  =============  ==============


                                          MIST BLACKROCK                  MIST CLARION                 MIST CLEARBRIDGE
                                            HIGH YIELD                 GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2016            2015            2016           2015           2016            2015
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        772,951         784,188       1,380,633      1,509,948      3,593,923       3,679,440
Units issued and transferred
   from other funding options....         99,370         133,381          86,168        113,126        275,029         520,811
Units redeemed and transferred to
   other funding options.........      (150,250)       (144,618)       (223,394)      (242,441)      (642,544)       (606,328)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        722,071         772,951       1,243,407      1,380,633      3,226,408       3,593,923
                                   =============  ==============  ==============  =============  =============  ==============

                                        MIST GOLDMAN SACHS             MIST HARRIS OAKMARK              MIST INVESCO
                                           MID CAP VALUE                  INTERNATIONAL           BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       1,091,026      1,092,733      2,327,027      2,474,794     32,854,167     32,215,268
Units issued and transferred
   from other funding options....          66,185        157,213        240,614        272,248      7,582,770      4,027,957
Units redeemed and transferred to
   other funding options.........       (158,219)      (158,920)      (426,576)      (420,015)    (4,439,266)    (3,389,058)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................         998,992      1,091,026      2,141,065      2,327,027     35,997,671     32,854,167
                                   ==============  =============  =============  =============  =============  =============


                                                                                                        MIST INVESCO
                                       MIST INVESCO COMSTOCK      MIST INVESCO MID CAP VALUE          SMALL CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       2,440,674      2,588,260        541,952        564,878      1,002,342      1,053,572
Units issued and transferred
   from other funding options....         120,916        161,469         47,796         53,924         77,251        128,802
Units redeemed and transferred to
   other funding options.........       (366,821)      (309,055)       (75,099)       (76,850)      (155,390)      (180,032)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................       2,194,769      2,440,674        514,649        541,952        924,203      1,002,342
                                   ==============  =============  =============  =============  =============  =============

                                                                     MIST JPMORGAN GLOBAL              MIST JPMORGAN
                                      MIST JPMORGAN CORE BOND          ACTIVE ALLOCATION              SMALL CAP VALUE
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,699,320      2,637,082     47,107,126     45,254,100        214,127        229,294
Units issued and transferred
   from other funding options....        500,730        564,953      9,554,548      6,797,456          6,755         10,605
Units redeemed and transferred to
   other funding options.........      (499,578)      (502,715)    (5,904,005)    (4,944,430)       (30,048)       (25,772)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,700,472      2,699,320     50,757,669     47,107,126        190,834        214,127
                                   =============  =============  =============  =============  =============  =============


                                         MIST LOOMIS SAYLES               MIST MET/ABERDEEN            MIST MET/EATON VANCE
                                           GLOBAL MARKETS              EMERGING MARKETS EQUITY             FLOATING RATE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  -----------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,142,649       1,220,864       3,357,805       3,225,968        646,450         665,094
Units issued and transferred
   from other funding options....          82,703         106,795         276,918         576,126         89,915          86,490
Units redeemed and transferred to
   other funding options.........       (189,146)       (185,010)       (599,294)       (444,289)      (164,274)       (105,134)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................       1,036,206       1,142,649       3,035,429       3,357,805        572,091         646,450
                                   ==============  ==============  ==============  ==============  =============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST MET/FRANKLIN             MIST MET/TEMPLETON             MIST MET/WELLINGTON
                                     LOW DURATION TOTAL RETURN         INTERNATIONAL BOND             LARGE CAP RESEARCH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2016           2015            2016           2015           2016            2015
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       1,944,003      1,961,909        239,083         257,798        105,203         112,370
Units issued and transferred
   from other funding options....         351,561        588,355         37,563          22,382          3,973           8,171
Units redeemed and transferred to
   other funding options.........       (429,708)      (606,261)       (26,105)        (41,097)       (13,106)        (15,338)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       1,865,856      1,944,003        250,541         239,083         96,070         105,203
                                   ==============  =============  =============  ==============  =============  ==============


                                           MIST METLIFE                                                   MIST METLIFE
                                       ASSET ALLOCATION 100        MIST METLIFE BALANCED PLUS       MULTI-INDEX TARGETED RISK
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2016            2015            2016            2015           2016            2015
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      6,569,734       6,982,685      32,062,067     31,843,378      25,386,319      15,792,519
Units issued and transferred
   from other funding options....        190,158         205,474       2,536,592      2,922,466       7,930,108      12,029,359
Units redeemed and transferred to
   other funding options.........      (484,941)       (618,425)     (2,396,622)    (2,703,777)     (3,789,113)     (2,435,559)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      6,274,951       6,569,734      32,202,037     32,062,067      29,527,314      25,386,319
                                   =============  ==============  ==============  =============  ==============  ==============

                                           MIST METLIFE                     MIST MFS                 MIST MORGAN STANLEY
                                          SMALL CAP VALUE            RESEARCH INTERNATIONAL            MID CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2016           2015            2016           2015           2016           2015
                                   --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year..........       1,419,455      1,597,062       2,153,196      2,149,874        594,647        572,839
Units issued and transferred
   from other funding options....          80,013         88,249         160,130        310,085         70,252         60,622
Units redeemed and transferred to
   other funding options.........       (252,560)      (265,856)       (264,066)      (306,763)       (64,022)       (38,814)
                                   --------------  -------------  --------------  -------------  -------------  -------------
Units end of year................       1,246,908      1,419,455       2,049,260      2,153,196        600,877        594,647
                                   ==============  =============  ==============  =============  =============  =============


                                         MIST OPPENHEIMER                  MIST PANAGORA                    MIST PIMCO
                                           GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2016           2015            2016            2015            2016            2015
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........        164,302         176,001         904,034         237,646       4,837,263       5,278,344
Units issued and transferred
   from other funding options....         10,100          10,413       3,204,151       1,027,386         318,166         515,644
Units redeemed and transferred to
   other funding options.........       (19,789)        (22,112)       (868,135)       (360,998)       (734,353)       (956,725)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................        154,613         164,302       3,240,050         904,034       4,421,076       4,837,263
                                   =============  ==============  ==============  ==============  ==============  ==============

                                                                           MIST PYRAMIS
                                        MIST PIMCO TOTAL RETURN          GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2016           2015          2016            2015          2016           2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      8,485,580      9,468,783      4,341,821      4,533,402      1,488,949        911,084
Units issued and transferred
   from other funding options......        717,566        700,148        495,474        397,885        356,015        770,959
Units redeemed and transferred to
   other funding options...........    (1,430,101)    (1,683,351)      (536,302)      (589,466)      (480,088)      (193,094)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      7,773,045      8,485,580      4,300,993      4,341,821      1,364,876      1,488,949
                                     =============  =============  =============  =============  =============  =============


                                            MIST SCHRODERS                  MIST SSGA
                                          GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016            2015           2016          2015            2016           2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     19,308,600     18,028,770      6,361,369      6,338,282      3,576,953      3,671,900
Units issued and transferred
   from other funding options......      2,012,624      3,358,308        179,322        582,534        123,959        241,239
Units redeemed and transferred to
   other funding options...........    (1,983,467)    (2,078,478)      (530,923)      (559,447)      (403,653)      (336,186)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     19,337,757     19,308,600      6,009,768      6,361,369      3,297,259      3,576,953
                                     =============  =============  =============  =============  =============  =============

                                         MIST T. ROWE PRICE             MIST T. ROWE PRICE             MSF BAILLIE GIFFORD
                                           LARGE CAP VALUE                MID CAP GROWTH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015           2016            2015            2016            2015
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         822,870         872,142      2,528,906       2,773,850       1,261,509      1,397,967
Units issued and transferred
   from other funding options....          49,449          79,735        223,958         221,776         126,398        105,210
Units redeemed and transferred to
   other funding options.........       (160,059)       (129,007)      (405,834)       (466,720)       (237,430)      (241,668)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         712,260         822,870      2,347,030       2,528,906       1,150,477      1,261,509
                                   ==============  ==============  =============  ==============  ==============  =============


                                           MSF BARCLAYS                                                   MSF BLACKROCK
                                       AGGREGATE BOND INDEX          MSF BLACKROCK BOND INCOME        CAPITAL APPRECIATION
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2016            2015           2016            2015           2016            2015
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........         897,469        883,622         143,286         159,423         87,289         102,922
Units issued and transferred
   from other funding options....         382,232        223,523          14,738           8,547          5,306           7,710
Units redeemed and transferred to
   other funding options.........       (202,523)      (209,676)        (19,008)        (24,684)        (3,559)        (23,343)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,077,178        897,469         139,016         143,286         89,036          87,289
                                   ==============  =============  ==============  ==============  =============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           MSF BLACKROCK                 MSF FRONTIER
                                       ULTRA-SHORT TERM BOND            MID CAP GROWTH              MSF JENNISON GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      5,175,195      5,393,034        451,369        529,849      2,402,666      2,800,886
Units issued and transferred
   from other funding options....      3,004,996      3,081,762         25,928         30,541        158,936        119,213
Units redeemed and transferred to
   other funding options.........    (3,131,697)    (3,299,601)       (68,900)      (109,021)      (346,592)      (517,433)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      5,048,494      5,175,195        408,397        451,369      2,215,010      2,402,666
                                   =============  =============  =============  =============  =============  =============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES               MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                 MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ----------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........          14,846          17,201          28,005          31,874        727,452        802,108
Units issued and transferred
   from other funding options....             996             823           1,932           1,391         37,873         48,021
Units redeemed and transferred to
   other funding options.........         (2,011)         (3,178)         (4,380)         (5,260)      (115,882)      (122,677)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Units end of year................          13,831          14,846          25,557          28,005        649,443        727,452
                                   ==============  ==============  ==============  ==============  =============  =============

                                         MSF MET/DIMENSIONAL            MSF MET/WELLINGTON                 MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016            2015           2016            2015
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........         260,140         235,511       3,429,684      3,710,716         528,487         766,064
Units issued and transferred
   from other funding options....          25,929          58,269         582,890        220,362         427,846         328,355
Units redeemed and transferred to
   other funding options.........        (45,200)        (33,640)       (551,746)      (501,394)       (334,608)       (565,932)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................         240,869         260,140       3,460,828      3,429,684         621,725         528,487
                                   ==============  ==============  ==============  =============  ==============  ==============


                                            MSF METLIFE                     MSF METLIFE                    MSF METLIFE
                                        ASSET ALLOCATION 40             ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                       2016            2015            2016            2015            2016           2015
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........     27,623,837      30,939,347      35,981,037      39,329,326      28,152,718     30,026,547
Units issued and transferred
   from other funding options....        760,174         860,423         791,627         906,514         707,382        841,955
Units redeemed and transferred to
   other funding options.........    (3,220,980)     (4,175,933)     (3,501,833)     (4,254,803)     (2,959,692)    (2,715,784)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................     25,163,031      27,623,837      33,270,831      35,981,037      25,900,408     28,152,718
                                   =============  ==============  ==============  ==============  ==============  =============

                                              MSF METLIFE
                                          MID CAP STOCK INDEX        MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2016           2015          2016           2015            2016          2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        259,569        253,767      2,448,388      2,646,054        140,275        156,861
Units issued and transferred
   from other funding options......         55,713         42,661        380,697        234,871          6,080          3,672
Units redeemed and transferred to
   other funding options...........       (62,558)       (36,859)      (431,464)      (432,537)       (20,103)       (20,258)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        252,724        259,569      2,397,621      2,448,388        126,252        140,275
                                     =============  =============  =============  =============  =============  =============


                                                                                                              MSF
                                            MSF MFS VALUE               MSF MSCI EAFE INDEX        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016           2015            2016           2015          2016            2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        954,325      1,009,780        491,903        428,858        518,912        590,926
Units issued and transferred
   from other funding options......        176,162         99,306         51,144        141,983         34,517         26,531
Units redeemed and transferred to
   other funding options...........      (209,976)      (154,761)       (73,384)       (78,938)       (85,670)       (98,545)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        920,511        954,325        469,663        491,903        467,759        518,912
                                     =============  =============  =============  =============  =============  =============


                                                                         MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                      MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH              SMALL CAP GROWTH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ----------------------------
                                       2016            2015            2016            2015           2016            2015
                                   -------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........        392,896         374,932       1,214,561       1,116,757         16,556         17,948
Units issued and transferred
   from other funding options....         43,416         107,737         233,921         414,783            526            403
Units redeemed and transferred to
   other funding options.........       (75,190)        (89,773)       (252,809)       (316,979)        (2,087)        (1,795)
                                   -------------  --------------  --------------  --------------  -------------  -------------
Units end of year................        361,122         392,896       1,195,673       1,214,561         14,995         16,556
                                   =============  ==============  ==============  ==============  =============  =============


                                                                           MSF WESTERN                     MSF WESTERN
                                            MSF VAN ECK                 ASSET MANAGEMENT                ASSET MANAGEMENT
                                     GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2016           2015           2016            2015            2016            2015
                                   --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........         482,930        407,380            700             710       1,586,953       1,736,974
Units issued and transferred
   from other funding options....          77,357        214,753      2,493,692              --         235,477         157,663
Units redeemed and transferred to
   other funding options.........       (195,754)      (139,203)      (199,519)            (10)       (291,561)       (307,684)
                                   --------------  -------------  -------------  --------------  --------------  --------------
Units end of year................         364,533        482,930      2,294,873             700       1,530,869       1,586,953
                                   ==============  =============  =============  ==============  ==============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           OPPENHEIMER VA
                                        MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016           2015            2016            2015
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........         154,239         170,276          6,064           8,179           4,350           4,667
Units issued and transferred
   from other funding options....           7,086           4,910              6              74               3              25
Units redeemed and transferred to
   other funding options.........        (16,898)        (20,947)          (664)         (2,189)           (198)           (342)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................         144,427         154,239          5,406           6,064           4,155           4,350
                                   ==============  ==============  =============  ==============  ==============  ==============


                                                                         PIONEER VCT
                                    PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........         47,288         50,993            397            399          1,969          1,982
Units issued and transferred
   from other funding options....          5,243          1,907             --             --            670             --
Units redeemed and transferred to
   other funding options.........        (5,598)        (5,612)            (1)            (2)           (93)           (13)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................         46,933         47,288            396            397          2,546          1,969
                                   =============  =============  =============  =============  =============  =============


                                     PUTNAM VT MULTI-CAP GROWTH        RUSSELL AGGRESSIVE EQUITY          RUSSELL CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2016            2015             2016            2015            2016            2015
                                   --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year..........          20,399          28,619              206             206           1,250           1,250
Units issued and transferred
   from other funding options....             863             661               --              --              --              --
Units redeemed and transferred to
   other funding options.........         (2,565)         (8,881)               --              --              --              --
                                   --------------  --------------   --------------  --------------  --------------  --------------
Units end of year................          18,697          20,399              206             206           1,250           1,250
                                   ==============  ==============   ==============  ==============  ==============  ==============


                                          RUSSELL GLOBAL
                                      REAL ESTATE SECURITIES        RUSSELL MULTI-STYLE EQUITY            RUSSELL NON-U.S.
                                            SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             215             215           2,931           2,931             959             959
Units issued and transferred
   from other funding options....              --              --              --              --              --              --
Units redeemed and transferred to
   other funding options.........              --              --              --              --              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             215             215           2,931           2,931             959             959
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2016            2015
                                        --------------  --------------

Units beginning of year...............             437             342
Units issued and transferred
   from other funding options.........              --              96
Units redeemed and transferred to
   other funding options..............            (97)             (1)
                                        --------------  --------------
Units end of year.....................             340             437
                                        ==============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2016:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  American Funds Bond            2016       510,982     17.19 - 19.73      9,328,684
     Sub-Account                 2015       565,472     16.97 - 19.35     10,165,126
                                 2014       623,582     17.21 - 19.48     11,308,400
                                 2013       621,866     16.62 - 18.68     10,869,085
                                 2012       541,160     17.27 - 19.27      9,792,942

  American Funds Global          2016       568,974     36.46 - 45.71     22,371,779
     Growth Sub-Account          2015       612,272     36.93 - 45.77     24,248,646
                                 2014       682,942     35.19 - 43.13     25,669,460
                                 2013       719,174     35.06 - 42.47     26,820,141
                                 2012       762,664     27.66 - 33.12     22,306,755

  American Funds Global Small    2016       121,273     34.96 - 41.36      4,602,725
     Capitalization Sub-Account  2015       123,980     34.81 - 40.82      4,660,568
                                 2014       130,008     35.30 - 41.02      4,933,146
                                 2013       137,218     35.14 - 40.47      5,157,246
                                 2012       137,433     27.85 - 31.78      4,085,561

  American Funds Growth          2016       193,398   228.20 - 333.19     50,326,729
     Sub-Account                 2015       216,165   212.42 - 306.61     52,129,155
                                 2014       245,550   202.60 - 289.09     56,173,858
                                 2013       276,743   190.29 - 268.43     59,275,023
                                 2012       297,526   149.07 - 207.87     49,608,605

  American Funds Growth-Income   2016       155,816   157.24 - 214.95     27,167,990
     Sub-Account                 2015       171,529   143.70 - 194.58     27,208,029
                                 2014       187,082   144.35 - 193.62     29,698,695
                                 2013       210,376   132.98 - 176.68     30,630,870
                                 2012       226,731   101.52 - 133.61     25,000,716

  Fidelity VIP Contrafund        2016       401,852      6.55 - 75.89     18,917,042
     Sub-Account                 2015       401,103      6.17 - 71.00     19,201,982
                                 2014       413,191      6.24 - 71.28     21,423,316
                                 2013       406,330      5.67 - 64.36     21,377,976
                                 2012       396,480     42.13 - 49.54     17,582,368

  Fidelity VIP Equity-Income     2016         2,475     21.81 - 86.59         62,060
     Sub-Account                 2015         3,431     18.79 - 74.67         71,803
                                 2014         4,022     19.90 - 79.16         87,581
                                 2013         4,115     18.60 - 74.07         83,802
                                 2012         4,148     14.76 - 58.82         67,342

  Fidelity VIP Mid Cap           2016       249,389     61.02 - 69.22     16,028,724
     Sub-Account                 2015       263,325     55.43 - 62.44     15,335,678
                                 2014       279,050     57.28 - 64.08     16,755,847
                                 2013       301,334     54.92 - 61.01     17,289,168
                                 2012       285,127     41.10 - 45.33     12,205,315



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  American Funds Bond            2016       1.64        0.95 - 1.65         1.26 - 1.97
     Sub-Account                 2015       1.65        0.95 - 1.65     (1.37) - (0.67)
                                 2014       1.94        0.95 - 1.65         3.56 - 4.28
                                 2013       1.85        0.95 - 1.65     (3.76) - (3.08)
                                 2012       2.63        0.95 - 1.65         3.64 - 4.37

  American Funds Global          2016       0.91        0.75 - 1.90     (1.27) - (0.13)
     Growth Sub-Account          2015       0.98        0.75 - 1.90         4.92 - 6.14
                                 2014       1.15        0.75 - 1.90         0.39 - 1.55
                                 2013       1.24        0.75 - 1.90       26.75 - 28.21
                                 2012       0.90        0.75 - 1.90       20.24 - 21.64

  American Funds Global Small    2016       0.25        0.75 - 1.65         0.43 - 1.34
     Capitalization Sub-Account  2015         --        0.75 - 1.65     (1.38) - (0.48)
                                 2014       0.12        0.75 - 1.65         0.45 - 1.36
                                 2013       0.87        0.75 - 1.65       26.18 - 27.32
                                 2012       1.34        0.75 - 1.65       16.23 - 17.29

  American Funds Growth          2016       0.76        0.75 - 1.90         7.43 - 8.67
     Sub-Account                 2015       0.58        0.75 - 1.90         4.85 - 6.06
                                 2014       0.77        0.75 - 1.90         6.47 - 7.70
                                 2013       0.93        0.75 - 1.90       27.65 - 29.13
                                 2012       0.80        0.75 - 1.90        2.02 - 17.01

  American Funds Growth-Income   2016       1.46        0.95 - 1.90        9.42 - 10.47
     Sub-Account                 2015       1.28        0.95 - 1.90       (0.45) - 0.50
                                 2014       1.26        0.95 - 1.90         8.55 - 9.59
                                 2013       1.35        0.95 - 1.90       30.99 - 32.24
                                 2012       1.61        0.95 - 1.90       15.26 - 16.37

  Fidelity VIP Contrafund        2016       0.71        0.95 - 1.85         5.93 - 6.89
     Sub-Account                 2015       0.89        0.95 - 1.85     (1.29) - (0.39)
                                 2014       0.84        0.95 - 1.85        9.77 - 10.76
                                 2013       0.97        0.95 - 1.85       10.23 - 29.91
                                 2012       1.29        0.95 - 1.85       14.17 - 15.20

  Fidelity VIP Equity-Income     2016       1.86        1.40 - 1.50       15.96 - 16.07
     Sub-Account                 2015       2.88        1.40 - 1.50     (5.66) - (5.57)
                                 2014       2.66        1.40 - 1.50         6.86 - 6.97
                                 2013       2.33        1.40 - 1.50       25.93 - 26.05
                                 2012       2.98        1.40 - 1.50       15.30 - 15.42

  Fidelity VIP Mid Cap           2016       0.32        0.95 - 1.65       10.09 - 10.86
     Sub-Account                 2015       0.25        0.95 - 1.65     (3.24) - (2.56)
                                 2014       0.02        0.95 - 1.65         4.30 - 5.03
                                 2013       0.29        0.95 - 1.65       33.65 - 34.59
                                 2012       0.44        0.95 - 1.65       12.68 - 13.47



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  FTVIPT Franklin Income VIP   2016       346,722     56.31 - 72.41      21,429,895
     Sub-Account               2015       384,412     50.31 - 64.11      21,170,997
                               2014       408,888     55.14 - 69.63      24,536,012
                               2013       444,107     53.69 - 67.20      25,831,980
                               2012       443,053     48.00 - 59.54      22,861,593

  FTVIPT Franklin Mutual       2016       122,275     30.66 - 34.25       3,942,631
     Shares VIP Sub-Account    2015       129,815     26.86 - 29.84       3,653,863
                               2014       143,131     28.72 - 31.74       4,285,026
                               2013       155,912     27.26 - 29.95       4,416,458
                               2012       165,250     21.60 - 23.61       3,691,282

  FTVIPT Franklin Small Cap    2016       240,405     15.98 - 16.85       3,903,614
     Value VIP Sub-Account     2015       264,433     12.46 - 13.07       3,343,147
                               2014       264,065     13.66 - 14.25       3,653,630
                               2013       276,727     13.79 - 14.30       3,859,159
                               2012       236,169     10.27 - 10.60       2,449,921

  FTVIPT Templeton Foreign     2016       514,287     14.04 - 35.70      11,685,523
     VIP Sub-Account           2015       535,764     13.32 - 33.74      11,534,530
                               2014       549,503     14.48 - 36.56      12,938,516
                               2013       566,485     16.57 - 41.67      15,302,372
                               2012       641,242     13.70 - 34.33      14,479,882

  FTVIPT Templeton Global      2016       589,940     18.39 - 20.30      11,126,544
     Bond VIP Sub-Account      2015       612,689     18.13 - 19.91      11,391,228
                               2014       628,702     19.24 - 21.01      12,391,360
                               2013       660,456     19.18 - 20.82      12,966,506
                               2012       539,148     19.15 - 20.69      10,553,746

  Invesco V.I. Equity and      2016       771,024     23.31 - 25.65      18,652,644
     Income Sub-Account        2015       836,877     20.64 - 22.55      17,872,666
                               2014       883,170     21.54 - 23.37      19,615,976
                               2013       918,647     20.13 - 21.69      19,012,356
                               2012       893,861     16.39 - 17.54      14,999,530

  Invesco V.I. International   2016       331,644     12.96 - 32.43       9,786,471
     Growth Sub-Account        2015       343,336     13.20 - 32.97      10,351,518
                               2014       351,843     13.71 - 34.18      11,092,683
                               2013       378,037     13.85 - 34.47      11,901,262
                               2012       348,180     11.81 - 29.32       9,352,656

  LMPVET ClearBridge Variable  2016       635,486     16.82 - 30.24      16,840,229
     Aggressive Growth         2015       659,012     16.99 - 30.16      17,489,432
     Sub-Account               2014       728,285     17.67 - 30.99      19,900,016
                               2013       807,266     15.00 - 25.98      18,593,341
                               2012       784,327     10.38 - 17.40      12,280,790

  LMPVET ClearBridge Variable  2016       422,725     49.55 - 62.23      23,691,227
     Appreciation Sub-Account  2015       454,520     46.01 - 57.24      23,566,939
                               2014       504,207     46.15 - 56.87      26,063,152
                               2013       545,502     42.38 - 51.73      25,776,634
                               2012       481,135     33.23 - 40.17      17,679,178

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP   2016       5.01         0.95 - 1.85        11.93 - 12.95
     Sub-Account               2015       4.64         0.95 - 1.85      (8.76) - (7.93)
                               2014       4.95         0.95 - 1.85          2.70 - 3.63
                               2013       6.43         0.95 - 1.85        11.85 - 12.86
                               2012       6.46         0.95 - 1.85        10.58 - 11.58

  FTVIPT Franklin Mutual       2016       2.03         1.10 - 1.65        14.16 - 14.79
     Shares VIP Sub-Account    2015       3.03         1.10 - 1.65      (6.49) - (5.98)
                               2014       2.02         1.10 - 1.65          5.37 - 5.95
                               2013       2.05         1.10 - 1.65        26.16 - 26.86
                               2012       2.09         1.10 - 1.65        12.36 - 12.99

  FTVIPT Franklin Small Cap    2016       0.82         0.95 - 1.50        28.25 - 28.96
     Value VIP Sub-Account     2015       0.63         0.95 - 1.50      (8.77) - (8.26)
                               2014       0.62         0.95 - 1.50      (0.93) - (0.38)
                               2013       1.30         0.95 - 1.50        34.21 - 34.95
                               2012       0.78         0.95 - 1.50        16.62 - 17.26

  FTVIPT Templeton Foreign     2016       1.96         1.30 - 1.90          5.16 - 6.00
     VIP Sub-Account           2015       3.19         1.30 - 1.90      (8.25) - (7.61)
                               2014       1.84         1.30 - 1.90    (12.81) - (12.13)
                               2013       2.41         1.30 - 1.90        20.66 - 21.56
                               2012       3.04         1.30 - 1.90        16.00 - 16.94

  FTVIPT Templeton Global      2016         --         0.95 - 1.50          1.41 - 1.97
     Bond VIP Sub-Account      2015       7.89         0.95 - 1.50      (5.73) - (5.21)
                               2014       5.11         0.95 - 1.50          0.32 - 0.87
                               2013       4.73         0.95 - 1.50          0.12 - 0.67
                               2012       6.27         0.95 - 1.50        13.34 - 13.97

  Invesco V.I. Equity and      2016       1.65         0.95 - 1.65        12.96 - 13.75
     Income Sub-Account        2015       2.31         0.95 - 1.65      (4.18) - (3.51)
                               2014       1.57         0.95 - 1.65          6.99 - 7.74
                               2013       1.53         0.95 - 1.65        22.84 - 23.71
                               2012       1.85         0.95 - 1.65        10.54 - 11.32

  Invesco V.I. International   2016       1.17         0.95 - 1.50      (2.18) - (1.64)
     Growth Sub-Account        2015       1.28         0.95 - 1.50      (4.07) - (3.54)
                               2014       1.38         0.95 - 1.50      (1.40) - (0.86)
                               2013       1.09         0.95 - 1.50        16.95 - 17.60
                               2012       1.39         0.95 - 1.50        13.53 - 14.16

  LMPVET ClearBridge Variable  2016       0.65         0.95 - 1.95        (1.01) - 0.25
     Aggressive Growth         2015       0.34         0.95 - 1.95      (3.83) - (2.66)
     Sub-Account               2014       0.17         0.95 - 1.95        17.76 - 19.26
                               2013       0.27         0.95 - 1.95        44.53 - 46.38
                               2012       0.43         1.10 - 1.95        16.16 - 17.42

  LMPVET ClearBridge Variable  2016       1.31         0.95 - 1.90          7.70 - 8.73
     Appreciation Sub-Account  2015       1.15         0.95 - 1.90        (0.31) - 0.64
                               2014       1.14         0.95 - 1.90          8.90 - 9.94
                               2013       1.28         0.95 - 1.90        27.56 - 28.77
                               2012       1.69         0.95 - 1.90        13.76 - 14.85

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2016       664,108    16.10 - 24.31      14,930,164
     Dividend Strategy            2015       720,660    14.24 - 21.38      14,325,561
     Sub-Account                  2014       796,590    15.14 - 22.59      16,774,613
                                  2013       851,387    13.55 - 20.09      15,989,944
                                  2012       732,611    10.95 - 16.14      10,934,469

  LMPVET ClearBridge Variable     2016         8,139    25.68 - 27.67         216,950
     Large Cap Growth             2015         9,250    24.37 - 26.15         233,660
     Sub-Account                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557
                                  2012        18,448    14.95 - 15.86         284,698

  LMPVET ClearBridge Variable     2016        18,344    24.40 - 26.31         461,514
     Large Cap Value Sub-Account  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560
                                  2012        20,265    16.22 - 17.21         337,404

  LMPVET ClearBridge Variable     2016       157,574    23.59 - 31.54       4,385,459
     Small Cap Growth             2015       174,184    22.72 - 30.14       4,612,937
     Sub-Account                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330
                                  2012       167,724    16.44 - 21.29       3,081,054

  LMPVET QS Variable              2016        97,631    22.12 - 24.68       2,269,182
     Conservative Growth          2015       110,832    20.93 - 23.22       2,433,690
     Sub-Account                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463
                                  2012       140,448    18.39 - 20.08       2,681,490

  LMPVET QS Variable Growth       2016        67,986    20.00 - 21.65       1,411,867
     Sub-Account                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293
                                  2012        72,032    15.21 - 16.33       1,126,329

  LMPVET QS Variable Moderate     2016         2,494    20.00 - 20.61          50,644
     Growth Sub-Account           2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413
                                  2012        12,513    15.76 - 16.14         197,798

  LMPVIT Western Asset            2016       345,252    22.53 - 26.90       8,451,707
     Variable Global High Yield   2015       382,235    19.86 - 23.49       8,226,372
     Bond Sub-Account             2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842
                                  2012       379,818    21.26 - 24.44       8,566,062

  MIST AB Global Dynamic          2016    12,052,765    12.01 - 12.89     149,179,976
     Allocation Sub-Account       2015    12,613,899    11.82 - 12.54     152,872,305
                                  2014    13,566,496    11.99 - 12.56     165,816,100
                                  2013    13,793,702    11.40 - 11.79     159,403,910
                                  2012    12,223,640    10.46 - 10.68     128,973,752

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2016       1.41        0.95 - 1.90        12.68 - 13.69
     Dividend Strategy            2015       1.60        0.95 - 1.90      (6.19) - (5.34)
     Sub-Account                  2014       2.00        0.95 - 1.90        11.40 - 12.41
                                  2013       1.59        0.95 - 1.90        23.38 - 24.49
                                  2012       2.78        0.95 - 1.90        11.98 - 12.99

  LMPVET ClearBridge Variable     2016       0.50        1.50 - 1.90          5.37 - 5.79
     Large Cap Growth             2015       0.44        1.50 - 1.90          7.73 - 8.16
     Sub-Account                  2014       0.46        1.50 - 1.90        11.85 - 12.29
                                  2013       0.46        1.50 - 1.90        35.26 - 35.80
                                  2012       0.67        1.50 - 1.90        18.07 - 18.55

  LMPVET ClearBridge Variable     2016       1.57        1.50 - 1.90        10.87 - 11.32
     Large Cap Value Sub-Account  2015       1.42        1.50 - 1.90      (4.70) - (4.31)
                                  2014       1.89        1.50 - 1.90         9.61 - 10.05
                                  2013       1.62        1.50 - 1.90        29.88 - 30.40
                                  2012       2.13        1.50 - 1.90        14.30 - 14.76

  LMPVET ClearBridge Variable     2016         --        1.10 - 1.90          3.81 - 4.65
     Small Cap Growth             2015         --        1.10 - 1.90      (6.18) - (5.42)
     Sub-Account                  2014         --        1.10 - 1.90          2.12 - 2.94
                                  2013       0.05        1.10 - 1.90        44.28 - 45.44
                                  2012       0.37        1.10 - 1.90        17.17 - 18.11

  LMPVET QS Variable              2016       2.28        1.10 - 1.65          5.67 - 6.26
     Conservative Growth          2015       1.92        1.10 - 1.65      (2.80) - (2.27)
     Sub-Account                  2014       2.43        1.10 - 1.65          3.19 - 3.76
                                  2013       2.14        1.10 - 1.65        13.45 - 14.07
                                  2012       2.83        1.10 - 1.65        11.24 - 11.85

  LMPVET QS Variable Growth       2016       1.45        1.25 - 1.65          6.72 - 7.15
     Sub-Account                  2015       1.39        1.25 - 1.65      (3.83) - (3.45)
                                  2014       1.77        1.25 - 1.65          2.97 - 3.39
                                  2013       1.65        0.95 - 1.65        24.43 - 25.30
                                  2012       1.81        1.20 - 1.65        13.98 - 14.50

  LMPVET QS Variable Moderate     2016       2.02        1.50 - 1.65          6.23 - 6.39
     Growth Sub-Account           2015       1.68        1.50 - 1.65      (3.39) - (3.25)
                                  2014       1.70        1.50 - 1.65          3.19 - 3.34
                                  2013       1.44        1.50 - 1.65        19.83 - 20.01
                                  2012       2.33        1.50 - 1.65        12.71 - 12.88

  LMPVIT Western Asset            2016       6.14        0.95 - 1.90        13.43 - 14.51
     Variable Global High Yield   2015       6.06        0.95 - 1.90      (7.61) - (6.73)
     Bond Sub-Account             2014       6.89        0.95 - 1.90      (3.01) - (2.09)
                                  2013       6.04        0.95 - 1.90          4.27 - 5.27
                                  2012       7.83        0.95 - 1.90        16.09 - 17.20

  MIST AB Global Dynamic          2016       1.59        0.75 - 2.00          1.54 - 2.82
     Allocation Sub-Account       2015       3.26        0.75 - 2.00      (1.41) - (0.17)
                                  2014       1.94        0.75 - 2.00          5.22 - 6.55
                                  2013       1.26        0.75 - 2.00         8.95 - 10.32
                                  2012       0.09        0.75 - 2.00          3.76 - 9.26

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    -----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                    -------------  ----------------  --------------
  MIST Allianz Global         2016      3,030,817       1.01 - 1.03       3,097,990
     Investors Dynamic        2015      2,419,872       1.01 - 1.02       2,457,753
     Multi-Asset Plus         2014        435,600              1.04         453,097
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds         2016     15,611,686     12.96 - 14.20     209,263,299
     Balanced Allocation      2015     16,602,026     12.26 - 13.19     209,463,986
     Sub-Account              2014     17,609,124     12.59 - 13.41     227,310,122
                              2013     18,034,572     12.10 - 12.78     222,907,253
                              2012     18,273,562     10.41 - 10.89     193,597,105

  MIST American Funds Growth  2016      7,212,209     13.13 - 14.08      97,519,287
     Allocation Sub-Account   2015      7,658,016     12.29 - 13.07      96,555,654
                              2014      7,946,552     12.63 - 13.32     102,586,064
                              2013      8,656,999     12.10 - 12.67     106,729,414
                              2012      9,043,043      9.86 - 10.24      90,592,933

  MIST American Funds Growth  2016      4,340,981      1.55 - 15.60      46,939,814
     Sub-Account              2015      4,464,645      1.44 - 14.48      46,911,838
                              2014      4,458,269      1.37 - 13.78      49,790,311
                              2013      4,659,735      1.29 - 12.90      54,735,692
                              2012      4,686,153      9.75 - 10.07      46,467,491

  MIST American Funds         2016      8,497,805     12.62 - 13.83     110,700,622
     Moderate Allocation      2015      8,864,010     12.03 - 12.94     109,590,218
     Sub-Account              2014      9,369,175     12.35 - 13.16     118,528,940
                              2013     10,005,715     11.87 - 12.53     121,231,509
                              2012     10,707,750     10.67 - 11.15     116,103,320

  MIST AQR Global Risk        2016     12,028,480      9.79 - 11.23     129,696,803
     Balanced Sub-Account     2015     13,270,365      9.10 - 10.38     133,212,455
                              2014     14,582,265     10.20 - 11.57     164,216,972
                              2013     15,825,730     10.84 - 11.21     173,901,364
                              2012     15,510,367     11.44 - 11.69     179,053,046

  MIST BlackRock Global       2016     22,869,283     11.47 - 12.31     270,299,765
     Tactical Strategies      2015     24,563,596     11.20 - 11.88     281,948,937
     Sub-Account              2014     25,901,164     11.44 - 11.98     301,995,802
                              2013     26,722,304     11.02 - 11.40     298,572,740
                              2012     24,246,974     10.19 - 10.41     249,277,686

  MIST BlackRock High Yield   2016        722,071     25.15 - 32.10      19,527,426
     Sub-Account              2015        772,951     22.50 - 28.38      18,646,696
                              2014        784,188     23.91 - 29.80      20,028,907
                              2013        804,511     23.60 - 29.06      20,176,319
                              2012        922,730     22.01 - 26.78      21,489,904

  MIST Clarion Global Real    2016      1,243,407     16.97 - 32.91      22,088,790
     Estate Sub-Account       2015      1,380,633     17.15 - 33.00      24,715,483
                              2014      1,509,948     17.74 - 33.88      27,853,608
                              2013      1,369,048     15.97 - 30.22      22,504,429
                              2012      1,318,859     15.73 - 29.54      21,282,014



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  MIST Allianz Global         2016       0.05        1.15 - 2.00         (0.02) - 0.83
     Investors Dynamic        2015       1.44        1.15 - 2.00       (2.94) - (2.12)
     Multi-Asset Plus         2014       0.88        1.30 - 2.00           3.95 - 4.44
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds         2016       1.61        0.90 - 1.95           5.73 - 6.84
     Balanced Allocation      2015       1.39        1.00 - 1.95       (2.62) - (1.69)
     Sub-Account              2014       1.26        1.00 - 1.95           4.00 - 4.99
                              2013       1.35        1.00 - 1.95         16.24 - 17.35
                              2012       1.68        1.00 - 1.95         11.33 - 12.39

  MIST American Funds Growth  2016       1.30        1.15 - 1.95           6.85 - 7.71
     Allocation Sub-Account   2015       1.31        1.15 - 1.95       (2.67) - (1.89)
                              2014       1.04        1.15 - 1.95           4.33 - 5.17
                              2013       1.01        1.15 - 1.95         22.69 - 23.68
                              2012       1.20        1.15 - 1.95         13.90 - 14.82

  MIST American Funds Growth  2016       0.30        0.95 - 1.95           6.99 - 8.07
     Sub-Account              2015       0.87        0.95 - 2.00           4.38 - 5.48
                              2014       0.56        0.95 - 2.00           6.04 - 7.16
                              2013       0.45        0.95 - 2.00         11.27 - 28.11
                              2012       0.32        1.30 - 2.00         15.08 - 15.89

  MIST American Funds         2016       1.90        0.90 - 1.95           4.95 - 6.05
     Moderate Allocation      2015       1.48        1.00 - 1.95       (2.64) - (1.71)
     Sub-Account              2014       1.46        1.00 - 1.95           4.05 - 5.04
                              2013       1.64        1.00 - 1.95         11.33 - 12.39
                              2012       2.04        1.00 - 1.95           8.69 - 9.73

  MIST AQR Global Risk        2016         --        0.75 - 2.00           6.80 - 8.15
     Balanced Sub-Account     2015       5.49        0.75 - 2.00     (11.36) - (10.25)
                              2014         --        0.75 - 2.00           1.94 - 3.22
                              2013       2.03        0.75 - 2.00       (5.30) - (4.11)
                              2012       0.45        0.75 - 2.00           8.36 - 9.73

  MIST BlackRock Global       2016       1.45        0.75 - 2.00           2.36 - 3.65
     Tactical Strategies      2015       1.56        0.75 - 2.00       (2.09) - (0.85)
     Sub-Account              2014       1.12        0.75 - 2.00           3.82 - 5.12
                              2013       1.33        0.75 - 2.00           8.12 - 9.48
                              2012         --        0.75 - 2.00           3.59 - 8.32

  MIST BlackRock High Yield   2016       6.56        0.75 - 1.95         11.78 - 13.13
     Sub-Account              2015       7.82        0.75 - 1.95       (5.90) - (4.76)
                              2014       5.91        0.75 - 1.95           1.30 - 2.52
                              2013       6.57        0.75 - 1.95           7.22 - 8.52
                              2012       7.08        0.75 - 1.95         14.28 - 15.67

  MIST Clarion Global Real    2016       2.07        0.75 - 1.95         (1.07) - 0.12
     Estate Sub-Account       2015       3.83        0.75 - 1.95       (3.31) - (2.14)
                              2014       1.34        0.75 - 1.95         11.08 - 12.42
                              2013       6.67        0.75 - 1.95           1.55 - 2.77
                              2012       2.08        0.75 - 1.95         23.54 - 25.04



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2016     3,226,408   12.19 - 205.91      48,322,641
     Growth Sub-Account         2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681
                                2012     3,074,411     7.55 - 12.63      26,801,051

  MIST Goldman Sachs Mid Cap    2016       998,992    22.76 - 24.72      23,681,202
     Value Sub-Account          2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775
                                2012     1,191,626    15.93 - 16.85      19,494,584

  MIST Harris Oakmark           2016     2,141,065    22.76 - 27.64      53,200,132
     International Sub-Account  2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768
                                2012     2,521,486    19.15 - 21.99      52,598,714

  MIST Invesco Balanced-Risk    2016    35,997,671      1.11 - 1.18      40,932,716
     Allocation Sub-Account     2015    32,854,167      1.01 - 1.06      33,941,121
     (Commenced 4/30/2012)      2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971
                                2012    23,220,671      1.04 - 1.05      24,318,514

  MIST Invesco Comstock         2016     2,194,769    16.91 - 19.45      39,232,918
     Sub-Account                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053
                                2012     1,817,421    11.20 - 12.28      20,936,779

  MIST Invesco Mid Cap Value    2016       514,649    35.14 - 44.34      19,601,778
     Sub-Account                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115
                                2012       635,965    25.10 - 30.42      17,120,178

  MIST Invesco Small Cap        2016       924,203    26.06 - 29.21      25,351,404
     Growth Sub-Account         2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261
                                2012     1,297,630    17.00 - 18.50      22,869,587

  MIST JPMorgan Core Bond       2016     2,700,472    10.54 - 11.16      29,295,068
     Sub-Account                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602
                                2012     2,553,609    10.87 - 11.23      28,206,400

  MIST JPMorgan Global Active   2016    50,757,669      1.19 - 1.26      62,103,751
     Allocation Sub-Account     2015    47,107,126      1.18 - 1.24      56,797,375
     (Commenced 4/30/2012)      2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210
                                2012    16,070,030             1.05      16,875,272



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2016       0.41        0.75 - 1.95           0.70 - 1.91
     Growth Sub-Account         2015       0.23        0.75 - 1.95       (5.89) - (4.75)
                                2014       0.11        0.75 - 1.95         12.29 - 18.00
                                2013       0.22        0.75 - 1.95         42.79 - 44.51
                                2012       0.02        0.75 - 1.95          3.28 - 17.62

  MIST Goldman Sachs Mid Cap    2016       0.83        1.30 - 1.95         11.00 - 11.72
     Value Sub-Account          2015       0.64        1.30 - 1.95     (10.87) - (10.29)
                                2014       0.55        1.30 - 1.95         11.04 - 11.77
                                2013       0.88        1.30 - 1.95         30.09 - 30.94
                                2012       0.59        1.30 - 1.95         15.83 - 16.58

  MIST Harris Oakmark           2016       2.15        0.95 - 1.95           6.09 - 7.15
     International Sub-Account  2015       2.97        0.95 - 1.95       (6.37) - (5.42)
                                2014       2.40        0.95 - 1.95       (7.61) - (6.68)
                                2013       2.46        0.95 - 1.95         27.97 - 29.26
                                2012       1.62        1.20 - 1.95         15.69 - 27.70

  MIST Invesco Balanced-Risk    2016       0.15        0.75 - 2.00          9.50 - 10.88
     Allocation Sub-Account     2015       2.80        0.75 - 2.00       (6.10) - (4.92)
     (Commenced 4/30/2012)      2014         --        0.75 - 2.00           3.49 - 4.79
                                2013         --        0.75 - 2.00         (0.16) - 1.10
                                2012       0.66        0.75 - 2.00           3.27 - 4.14

  MIST Invesco Comstock         2016       2.53        0.75 - 1.95         15.03 - 16.42
     Sub-Account                2015       2.87        0.75 - 1.95       (7.79) - (6.67)
                                2014       0.69        0.75 - 1.95           7.20 - 8.50
                                2013       1.06        0.75 - 1.95         32.77 - 34.38
                                2012       1.29        0.75 - 1.95         16.14 - 17.54

  MIST Invesco Mid Cap Value    2016       0.63        0.75 - 1.95         13.27 - 14.64
     Sub-Account                2015       0.46        0.75 - 2.00      (10.78) - (9.66)
                                2014       0.44        0.75 - 2.00           7.47 - 8.82
                                2013       0.74        0.75 - 2.00         27.73 - 29.33
                                2012       0.41        0.75 - 2.00         12.41 - 13.84

  MIST Invesco Small Cap        2016         --        1.20 - 1.95          9.28 - 10.11
     Growth Sub-Account         2015       0.01        1.20 - 1.95       (3.61) - (2.88)
                                2014         --        1.20 - 1.95           5.83 - 6.62
                                2013       0.23        1.20 - 1.95         37.47 - 38.50
                                2012         --        1.20 - 1.95         15.94 - 16.81

  MIST JPMorgan Core Bond       2016       2.81        1.30 - 1.95           0.26 - 0.91
     Sub-Account                2015       2.25        1.30 - 2.00       (1.51) - (0.81)
                                2014       1.43        1.30 - 2.00           3.01 - 3.73
                                2013       0.28        1.30 - 2.00       (4.71) - (4.05)
                                2012       2.47        1.30 - 2.00           2.83 - 3.55

  MIST JPMorgan Global Active   2016       2.11        0.75 - 2.00           0.87 - 2.13
     Allocation Sub-Account     2015       2.69        0.75 - 2.00         (1.10) - 0.14
     (Commenced 4/30/2012)      2014       1.12        0.75 - 2.00           4.86 - 6.18
                                2013       0.07        0.75 - 1.95          8.84 - 10.16
                                2012       0.74        0.75 - 1.80           3.40 - 4.13



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Small Cap        2016       190,834    22.71 - 25.26       4,424,039
     Value Sub-Account           2015       214,127    17.69 - 19.50       3,859,425
                                 2014       229,294    19.43 - 21.23       4,532,724
                                 2013       243,493    18.93 - 20.49       4,678,319
                                 2012       277,290    14.48 - 15.53       4,065,614

  MIST Loomis Sayles Global      2016     1,036,206    16.74 - 18.04      17,928,469
     Markets Sub-Account         2015     1,142,649    16.29 - 17.44      19,177,773
                                 2014     1,220,864    16.41 - 17.44      20,560,388
                                 2013     1,138,622    16.18 - 17.07      18,835,631
                                 2012     1,499,202    14.08 - 14.71      21,503,184

  MIST Met/Aberdeen Emerging     2016     3,035,429     8.99 - 17.98      28,401,374
     Markets Equity Sub-Account  2015     3,357,805     8.18 - 16.30      28,620,864
                                 2014     3,225,968     9.69 - 19.15      32,387,503
                                 2013     3,387,604    10.57 - 20.71      36,989,991
                                 2012     3,394,857    11.35 - 22.06      39,610,369

  MIST Met/Eaton Vance           2016       572,091    11.24 - 11.74       6,579,290
     Floating Rate Sub-Account   2015       646,450    10.49 - 10.89       6,913,321
                                 2014       665,094    10.79 - 11.12       7,288,213
                                 2013       661,350    10.92 - 11.18       7,309,174
                                 2012       354,912    10.72 - 10.91       3,843,745

  MIST Met/Franklin Low          2016     1,865,856     9.65 - 10.34      18,374,563
     Duration Total Return       2015     1,944,003     9.55 - 10.10      18,863,103
     Sub-Account                 2014     1,961,909     9.79 - 10.24      19,463,215
                                 2013     1,990,662     9.88 - 10.21      19,867,002
                                 2012       849,600     9.96 - 10.16       8,520,633

  MIST Met/Templeton             2016       250,541    12.15 - 13.27       3,137,808
     International Bond          2015       239,083    12.27 - 13.25       3,012,995
     Sub-Account                 2014       257,798    13.05 - 13.93       3,439,582
                                 2013       286,308    13.15 - 13.88       3,831,643
                                 2012       378,229    13.27 - 13.84       5,083,946

  MIST Met/Wellington Large      2016        96,070    15.84 - 19.04       1,568,356
     Cap Research Sub-Account    2015       105,203    14.91 - 17.73       1,619,820
                                 2014       112,370    14.55 - 17.11       1,689,615
                                 2013       139,585    13.05 - 15.20       1,874,253
                                 2012       141,724     9.91 - 11.41       1,449,087

  MIST MetLife Asset             2016     6,274,951    15.95 - 18.46     103,693,356
     Allocation 100 Sub-Account  2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362
                                 2012     7,372,092    11.87 - 13.09      89,588,164

  MIST MetLife Balanced Plus     2016    32,202,037    12.46 - 13.38     414,260,098
     Sub-Account                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427
                                 2012    24,464,216    10.36 - 10.58     255,734,684



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Small Cap        2016       1.84        0.75 - 1.90         28.39 - 29.53
     Value Sub-Account           2015       1.37        0.75 - 1.90       (9.00) - (8.12)
                                 2014       1.09        0.75 - 1.90           2.69 - 3.59
                                 2013       0.68        0.75 - 1.90         30.74 - 31.91
                                 2012       0.82        0.75 - 1.90          2.97 - 14.49

  MIST Loomis Sayles Global      2016       1.69        1.25 - 1.95           2.75 - 3.48
     Markets Sub-Account         2015       1.61        1.25 - 1.95       (0.73) - (0.03)
                                 2014       2.01        1.25 - 1.95           1.47 - 2.18
                                 2013       2.56        1.25 - 1.95         14.87 - 15.67
                                 2012       2.25        1.30 - 1.95          2.75 - 15.41

  MIST Met/Aberdeen Emerging     2016       0.97        0.75 - 1.95          9.35 - 10.67
     Markets Equity Sub-Account  2015       1.80        0.75 - 2.00     (15.52) - (14.46)
                                 2014       0.85        0.75 - 2.00       (8.37) - (7.22)
                                 2013       1.09        0.75 - 2.00       (6.86) - (5.69)
                                 2012       0.76        0.75 - 2.00         16.53 - 18.00

  MIST Met/Eaton Vance           2016       3.86        1.30 - 1.95           7.16 - 7.86
     Floating Rate Sub-Account   2015       3.55        1.30 - 1.95       (2.75) - (2.12)
                                 2014       3.49        1.30 - 1.95       (1.21) - (0.57)
                                 2013       3.11        1.30 - 1.95           1.83 - 2.50
                                 2012       3.51        1.30 - 1.95           5.25 - 5.94

  MIST Met/Franklin Low          2016       2.90        0.75 - 1.95           1.14 - 2.36
     Duration Total Return       2015       3.16        0.75 - 1.95       (2.54) - (1.36)
     Sub-Account                 2014       2.24        0.75 - 1.95         (0.89) - 0.30
                                 2013       1.28        0.75 - 1.95         (0.79) - 0.40
                                 2012       2.11        0.75 - 1.95           2.37 - 3.61

  MIST Met/Templeton             2016         --        0.75 - 1.90         (1.02) - 0.12
     International Bond          2015       8.22        0.75 - 1.90       (5.96) - (4.88)
     Sub-Account                 2014       4.60        0.75 - 1.90         (0.76) - 0.38
                                 2013       2.03        0.75 - 1.90         (0.86) - 0.28
                                 2012      10.66        0.75 - 1.90         12.13 - 13.43

  MIST Met/Wellington Large      2016       2.30        0.75 - 1.90           6.26 - 7.38
     Cap Research Sub-Account    2015       0.78        0.75 - 1.90           2.49 - 3.63
                                 2014       0.82        0.75 - 1.90         11.49 - 12.57
                                 2013       1.27        0.75 - 1.90         31.65 - 33.17
                                 2012       1.01        0.75 - 1.90         11.36 - 12.47

  MIST MetLife Asset             2016       2.25        0.75 - 1.95           6.87 - 8.16
     Allocation 100 Sub-Account  2015       1.29        0.75 - 1.95       (3.90) - (2.74)
                                 2014       0.71        0.75 - 1.95           3.06 - 4.30
                                 2013       0.74        0.75 - 1.95         27.01 - 28.54
                                 2012       0.63        0.75 - 1.95         14.48 - 15.87

  MIST MetLife Balanced Plus     2016       2.85        0.75 - 2.00           6.22 - 7.56
     Sub-Account                 2015       2.10        0.75 - 2.00       (5.99) - (4.80)
                                 2014       1.75        0.75 - 2.00           7.48 - 8.83
                                 2013       1.19        0.75 - 2.00         12.10 - 13.51
                                 2012         --        0.75 - 2.00          4.99 - 12.26



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Multi-Index           2016    29,527,314     1.19 - 12.53      41,669,231
     Targeted Risk Sub-Account       2015    25,386,319     1.16 - 12.10      35,919,901
     (Commenced 11/12/2012)          2014    15,792,519     1.20 - 12.34      23,914,446
                                     2013    10,334,216     1.12 - 11.26      12,500,764
                                     2012       630,313             1.01         639,000

  MIST MetLife Small Cap             2016     1,246,908    27.04 - 38.11      35,260,895
     Value Sub-Account               2015     1,419,455    20.86 - 29.38      31,073,203
                                     2014     1,597,062    22.50 - 31.43      37,535,474
                                     2013     1,707,562    22.57 - 31.26      40,127,411
                                     2012     1,683,151    17.38 - 23.87      30,403,068

  MIST MFS Research                  2016     2,049,260    13.78 - 21.76      29,799,152
     International Sub-Account       2015     2,153,196    14.17 - 22.22      32,110,104
                                     2014     2,149,874    14.71 - 22.88      33,145,443
                                     2013     2,307,245    16.12 - 24.87      38,843,754
                                     2012     2,529,136    13.78 - 21.09      36,269,462

  MIST Morgan Stanley Mid Cap        2016       600,877    14.53 - 17.58       9,473,047
     Growth Sub-Account              2015       594,647    16.18 - 19.35      10,396,254
                                     2014       572,839    17.37 - 20.52      10,714,839
                                     2013       563,151    17.54 - 20.47      10,560,837
                                     2012       522,030    12.86 - 14.83       7,138,632

  MIST Oppenheimer Global            2016       154,613    23.12 - 29.34       3,997,372
     Equity Sub-Account              2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258
                                     2012        44,590    19.38 - 22.35         935,706

  MIST PanAgora Global               2016     3,240,050      1.04 - 1.08       3,420,012
     Diversified Risk Sub-Account    2015       904,034      0.96 - 0.97         871,167
     (Commenced 4/28/2014)           2014       237,646      1.03 - 1.04         246,182

  MIST PIMCO Inflation               2016     4,421,076    13.53 - 15.94      62,595,410
     Protected Bond Sub-Account      2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242
                                     2012     6,599,311    15.33 - 17.30     104,695,250

  MIST PIMCO Total Return            2016     7,773,045    16.33 - 19.74     134,308,093
     Sub-Account                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694
                                     2012    11,119,601    16.77 - 19.40     195,091,492

  MIST Pyramis Government            2016     4,300,993    10.45 - 11.21      46,433,810
     Income Sub-Account              2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751
                                     2012     5,044,872    10.83 - 11.06      55,120,119



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST MetLife Multi-Index           2016       1.33        0.75 - 2.00          2.30 - 3.58
     Targeted Risk Sub-Account       2015       1.26        0.75 - 2.00      (3.17) - (1.95)
     (Commenced 11/12/2012)          2014         --        0.75 - 2.00          7.10 - 8.44
                                     2013       0.45        1.30 - 2.00         4.18 - 11.49
                                     2012         --        1.30 - 1.50          2.63 - 2.65

  MIST MetLife Small Cap             2016       1.05        1.30 - 1.95        28.72 - 29.73
     Value Sub-Account               2015       0.09        1.30 - 2.00      (7.28) - (6.52)
                                     2014       0.04        1.30 - 2.00        (0.30) - 0.55
                                     2013       0.93        1.30 - 2.00        29.83 - 30.97
                                     2012         --        1.30 - 2.00        15.64 - 16.62

  MIST MFS Research                  2016       2.00        0.75 - 1.95      (2.79) - (1.62)
     International Sub-Account       2015       2.70        0.75 - 1.95      (3.67) - (2.51)
                                     2014       2.22        0.75 - 1.95      (8.75) - (7.64)
                                     2013       2.56        0.75 - 1.95        16.95 - 18.37
                                     2012       1.89        0.75 - 1.95         6.35 - 15.83

  MIST Morgan Stanley Mid Cap        2016         --        0.75 - 1.95     (10.23) - (9.14)
     Growth Sub-Account              2015         --        0.75 - 1.95      (6.86) - (5.73)
                                     2014         --        0.75 - 1.95        (0.94) - 0.26
                                     2013       0.61        0.75 - 1.95        36.34 - 37.98
                                     2012         --        0.75 - 1.95        (4.93) - 8.46

  MIST Oppenheimer Global            2016       0.90        0.75 - 1.95      (1.70) - (0.52)
     Equity Sub-Account              2015       0.93        0.75 - 1.95          1.93 - 3.16
                                     2014       0.83        0.75 - 1.95          0.17 - 1.38
                                     2013       0.51        0.63 - 1.78        24.72 - 26.16
                                     2012       1.41        0.75 - 1.65        19.18 - 20.27

  MIST PanAgora Global               2016       2.88        0.75 - 2.00         8.92 - 10.29
     Diversified Risk Sub-Account    2015       0.50        1.15 - 2.00      (7.35) - (6.56)
     (Commenced 4/28/2014)           2014       0.37        1.30 - 2.00          3.16 - 3.65

  MIST PIMCO Inflation               2016         --        0.75 - 1.95          2.96 - 4.20
     Protected Bond Sub-Account      2015       4.92        0.75 - 2.00      (5.03) - (3.83)
                                     2014       1.58        0.75 - 2.00          0.86 - 2.12
                                     2013       2.21        0.75 - 2.00     (11.07) - (9.95)
                                     2012       3.02        0.75 - 2.00          6.96 - 8.31

  MIST PIMCO Total Return            2016       2.57        0.75 - 1.95          0.63 - 1.84
     Sub-Account                     2015       5.31        0.75 - 2.00      (1.98) - (0.74)
                                     2014       2.32        0.75 - 2.00          2.13 - 3.41
                                     2013       4.24        0.75 - 2.00      (3.86) - (2.65)
                                     2012       3.17        0.75 - 2.00          4.34 - 8.45

  MIST Pyramis Government            2016       2.07        0.75 - 2.00        (0.69) - 0.56
     Income Sub-Account              2015       2.35        0.75 - 2.00      (1.56) - (0.32)
                                     2014       2.60        0.75 - 2.00          5.43 - 6.75
                                     2013       1.51        0.75 - 2.00      (6.41) - (5.23)
                                     2012       0.02        0.75 - 2.00          1.10 - 2.37



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST Pyramis Managed Risk    2016     1,364,876     11.31 - 11.67     15,771,625
     Sub-Account               2015     1,488,949     11.04 - 11.29     16,664,615
     (Commenced 4/29/2013)     2014       911,084     11.40 - 11.57     10,475,781
                               2013       360,996     10.71 - 10.76      3,880,145

  MIST Schroders Global        2016    19,337,757       1.22 - 1.29     24,231,509
     Multi-Asset Sub-Account   2015    19,308,600       1.18 - 1.23     23,223,912
     (Commenced 4/30/2012)     2014    18,028,770       1.21 - 1.25     22,196,588
                               2013    14,679,301       1.15 - 1.17     17,016,201
                               2012     6,104,275       1.06 - 1.07      6,518,671

  MIST SSGA Growth and Income  2016     6,009,768     14.27 - 16.33     89,714,405
     ETF Sub-Account           2015     6,361,369     13.75 - 15.56     91,138,427
                               2014     6,338,282     14.31 - 15.99     94,142,075
                               2013     6,610,098     13.79 - 15.22     94,222,649
                               2012     7,600,144     12.45 - 13.58     97,375,249

  MIST SSGA Growth ETF         2016     3,297,259     14.23 - 16.29     49,308,642
     Sub-Account               2015     3,576,953     13.58 - 15.36     50,796,159
                               2014     3,671,900     14.17 - 15.84     54,196,165
                               2013     3,652,269     13.72 - 15.14     51,894,146
                               2012     2,857,706     11.84 - 12.92     34,959,705

  MIST T. Rowe Price Large     2016       712,260    47.60 - 100.04     55,908,348
     Cap Value Sub-Account     2015       822,870     41.80 - 86.93     56,478,920
                               2014       872,142     44.15 - 90.84     62,822,190
                               2013       770,296     66.41 - 80.80     53,353,637
                               2012       820,735     50.62 - 60.85     43,203,787

  MIST T. Rowe Price Mid Cap   2016     2,347,030     17.25 - 19.06     42,601,787
     Growth Sub-Account        2015     2,528,906     16.46 - 18.18     43,895,418
                               2014     2,773,850     15.74 - 17.27     45,839,314
                               2013     3,003,820     14.24 - 15.51     44,743,388
                               2012     3,299,092     10.64 - 11.75     36,563,128

  MSF Baillie Gifford          2016     1,150,477      9.12 - 14.79     13,935,088
     International Stock       2015     1,261,509      8.82 - 14.27     14,635,763
     Sub-Account               2014     1,397,967      9.20 - 14.80     16,634,652
                               2013     1,553,574      9.71 - 15.52     19,193,104
                               2012        22,889     12.30 - 13.67        298,591

  MSF Barclays Aggregate Bond  2016     1,077,178      1.79 - 18.71     16,335,161
     Index Sub-Account         2015       897,469      1.77 - 18.47     13,232,780
                               2014       883,622      1.79 - 18.62     12,777,932
                               2013       786,278      1.71 - 16.37     10,676,502
                               2012       797,523      1.78 - 17.02     11,634,820

  MSF BlackRock Bond Income    2016       139,016     52.91 - 75.15      8,254,530
     Sub-Account               2015       143,286     52.37 - 73.61      8,361,283
                               2014       159,423     53.14 - 73.91      9,357,916
                               2013       166,004     50.65 - 69.72      9,223,339
                               2012       163,404     52.10 - 70.96      9,227,835



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST Pyramis Managed Risk    2016       0.75        1.15 - 2.00          2.50 - 3.37
     Sub-Account               2015       0.72        1.15 - 2.00      (3.21) - (2.38)
     (Commenced 4/29/2013)     2014         --        1.15 - 2.00          6.49 - 7.40
                               2013       1.43        1.30 - 1.95          4.87 - 5.33

  MIST Schroders Global        2016       1.39        0.75 - 2.00          3.56 - 4.86
     Multi-Asset Sub-Account   2015       1.01        0.75 - 2.00      (2.84) - (1.62)
     (Commenced 4/30/2012)     2014       1.26        0.75 - 2.00          5.61 - 6.93
                               2013       0.01        0.75 - 2.00          7.93 - 9.29
                               2012       1.65        0.75 - 2.00          5.25 - 6.14

  MIST SSGA Growth and Income  2016       2.35        0.75 - 1.95          3.74 - 4.99
     ETF Sub-Account           2015       2.30        0.75 - 1.95      (3.86) - (2.70)
                               2014       2.23        0.75 - 1.95          3.77 - 5.02
                               2013       2.52        0.75 - 1.95        10.75 - 12.09
                               2012       2.33        0.75 - 1.95        10.66 - 12.00

  MIST SSGA Growth ETF         2016       2.13        0.75 - 1.95          4.82 - 6.08
     Sub-Account               2015       2.00        0.75 - 1.95      (4.20) - (3.04)
                               2014       1.90        0.75 - 1.95          3.34 - 4.59
                               2013       1.98        0.75 - 1.95        15.79 - 17.19
                               2012       1.86        0.75 - 1.95        12.80 - 14.17

  MIST T. Rowe Price Large     2016       2.78        0.75 - 1.95        13.71 - 15.08
     Cap Value Sub-Account     2015       1.52        0.75 - 1.95      (5.45) - (4.31)
                               2014       1.20        0.75 - 1.95         8.87 - 12.43
                               2013       1.51        0.75 - 1.95        31.19 - 32.78
                               2012       1.43        0.75 - 1.95        15.69 - 17.09

  MIST T. Rowe Price Mid Cap   2016         --        1.30 - 1.95          4.16 - 4.84
     Growth Sub-Account        2015         --        1.30 - 2.00          4.56 - 5.30
                               2014         --        1.30 - 2.00        10.54 - 11.32
                               2013       0.21        1.30 - 2.00        33.88 - 34.82
                               2012         --        1.30 - 2.00        11.42 - 12.34

  MSF Baillie Gifford          2016       1.39        1.30 - 1.95          3.02 - 3.69
     International Stock       2015       1.41        1.30 - 2.00      (4.11) - (3.43)
     Sub-Account               2014       1.26        1.30 - 2.00      (5.26) - (4.59)
                               2013       0.03        1.30 - 2.00         9.87 - 13.65
                               2012       1.05        1.40 - 1.65        17.40 - 17.70

  MSF Barclays Aggregate Bond  2016       2.68        0.75 - 2.00          0.07 - 1.32
     Index Sub-Account         2015       2.72        0.75 - 2.00      (2.04) - (0.80)
                               2014       2.63        0.75 - 2.00          3.37 - 4.67
                               2013       3.18        1.00 - 1.95      (4.45) - (3.54)
                               2012       2.96        1.00 - 1.95          1.57 - 2.55

  MSF BlackRock Bond Income    2016       3.03        0.75 - 1.90          1.04 - 2.10
     Sub-Account               2015       3.68        0.75 - 1.90      (1.45) - (0.41)
                               2014       3.27        0.75 - 1.90          4.91 - 6.01
                               2013       3.81        0.75 - 1.90      (2.78) - (1.75)
                               2012       2.58        0.75 - 1.90          4.02 - 6.48



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         -----------  ---------------  --------------
  MSF BlackRock Capital           2016        89,036     2.00 - 56.55       1,331,087
     Appreciation Sub-Account     2015        87,289     2.02 - 56.92       1,326,058
                                  2014       102,922     1.93 - 51.83       1,260,005
                                  2013       112,171     1.80 - 49.93       1,397,029
                                  2012       118,706     1.36 - 37.48       1,216,075

  MSF BlackRock Ultra-Short       2016     5,048,494     8.93 - 23.28      49,228,297
     Term Bond Sub-Account        2015     5,175,195     9.10 - 23.53      51,448,096
                                  2014     5,393,034     9.28 - 23.80      54,972,044
                                  2013     6,832,194     9.46 - 24.07      71,286,205
                                  2012     7,755,108     9.65 - 24.35      84,112,066

  MSF Frontier Mid Cap Growth     2016       408,397    19.16 - 20.80       8,135,627
     Sub-Account                  2015       451,369    18.58 - 20.04       8,688,181
     (Commenced 4/29/2013)        2014       529,849    18.46 - 19.79      10,097,109
                                  2013       563,778    16.98 - 18.08       9,857,926

  MSF Jennison Growth             2016     2,215,010     9.04 - 25.64      45,005,788
     Sub-Account                  2015     2,402,666     9.18 - 25.96      49,735,341
                                  2014     2,800,886     8.41 - 23.74      53,285,396
                                  2013     3,283,264     7.84 - 22.08      58,422,313
                                  2012     3,445,041     5.81 - 16.32      45,506,591

  MSF Loomis Sayles Small Cap     2016        13,831    57.25 - 59.91         809,075
     Core Sub-Account             2015        14,846    49.04 - 51.22         745,135
                                  2014        17,201    50.87 - 53.02         896,246
                                  2013        19,503    50.09 - 52.10         999,555
                                  2012        22,943    36.29 - 37.67         848,600

  MSF Loomis Sayles Small Cap     2016        25,557    17.80 - 20.02         475,802
     Growth Sub-Account           2015        28,005    17.03 - 19.02         499,150
                                  2014        31,874    17.05 - 18.89         565,084
                                  2013        31,132    17.15 - 18.86         551,889
                                  2012        35,478    11.73 - 12.80         429,186

  MSF Met/Artisan Mid Cap         2016       649,443    21.38 - 23.63      14,575,472
     Value Sub-Account            2015       727,452    17.77 - 19.51      13,531,871
                                  2014       802,108    20.06 - 21.88      16,796,908
                                  2013       914,482    20.12 - 21.81      19,152,895
                                  2012       947,528    15.03 - 16.18      14,779,234

  MSF Met/Dimensional             2016       240,869    19.94 - 22.00       4,957,535
     International Small Company  2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                  2014       235,511    18.53 - 19.95       4,465,940
                                  2013       209,072    20.25 - 21.32       4,313,192
                                  2012       188,988    16.18 - 16.87       3,104,471

  MSF Met/Wellington Core         2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities         2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                  2014     3,710,716    17.87 - 57.51      72,198,073
                                  2013     4,222,434    16.51 - 52.46      75,524,957
                                  2012     4,690,263    12.61 - 39.59      63,858,233



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Capital           2016         --        0.75 - 1.90       (1.84) - (0.66)
     Appreciation Sub-Account     2015         --        0.75 - 1.90           4.21 - 5.48
                                  2014       0.07        0.95 - 1.90           6.80 - 7.87
                                  2013       0.77        0.75 - 1.90         31.65 - 33.22
                                  2012       0.30        0.75 - 1.90         12.13 - 13.51

  MSF BlackRock Ultra-Short       2016         --        0.75 - 1.95       (1.82) - (0.64)
     Term Bond Sub-Account        2015         --        0.75 - 2.90       (2.86) - (0.75)
                                  2014         --        0.75 - 1.95       (1.93) - (0.75)
                                  2013         --        0.75 - 1.95       (1.93) - (0.75)
                                  2012         --        0.75 - 1.95       (1.94) - (0.75)

  MSF Frontier Mid Cap Growth     2016         --        1.30 - 1.95           3.13 - 3.80
     Sub-Account                  2015         --        1.30 - 1.95           0.62 - 1.28
     (Commenced 4/29/2013)        2014         --        1.30 - 1.95           8.73 - 9.44
                                  2013         --        1.30 - 1.95         19.54 - 20.07

  MSF Jennison Growth             2016       0.02        0.75 - 1.95       (2.06) - (0.88)
     Sub-Account                  2015       0.01        0.75 - 1.95           8.40 - 9.71
                                  2014       0.03        0.75 - 1.95           6.64 - 7.93
                                  2013       0.21        0.75 - 1.95         34.09 - 35.71
                                  2012       0.01        0.75 - 1.95        (4.05) - 14.06

  MSF Loomis Sayles Small Cap     2016       0.07        1.70 - 1.90         16.73 - 16.97
     Core Sub-Account             2015         --        1.70 - 1.90       (3.59) - (3.40)
                                  2014         --        1.70 - 1.90           1.55 - 1.76
                                  2013       0.23        1.70 - 1.90         38.04 - 38.31
                                  2012         --        1.70 - 1.90         12.11 - 12.33

  MSF Loomis Sayles Small Cap     2016         --        0.75 - 1.50           4.47 - 5.25
     Growth Sub-Account           2015         --        0.75 - 1.50         (0.08) - 0.67
                                  2014         --        0.75 - 1.50         (0.57) - 0.18
                                  2013         --        0.75 - 1.50         46.17 - 47.27
                                  2012         --        0.75 - 1.50          9.23 - 10.06

  MSF Met/Artisan Mid Cap         2016       0.86        1.30 - 1.95         20.28 - 21.07
     Value Sub-Account            2015       0.92        1.30 - 1.95     (11.41) - (10.83)
                                  2014       0.53        1.30 - 1.95         (0.29) - 0.36
                                  2013       0.76        1.30 - 1.95         33.87 - 34.75
                                  2012       0.78        1.30 - 1.95          9.42 - 10.13

  MSF Met/Dimensional             2016       1.91        0.75 - 1.95           3.78 - 5.04
     International Small Company  2015       1.70        0.75 - 1.95           3.71 - 4.96
     Sub-Account                  2014       1.96        0.75 - 1.95       (8.50) - (7.39)
                                  2013       1.78        0.95 - 1.95         25.14 - 26.40
                                  2012       2.26        0.95 - 1.95         15.62 - 16.78

  MSF Met/Wellington Core         2016       1.58        0.75 - 1.95           1.06 - 6.35
     Equity Opportunities         2015       1.64        0.75 - 2.00           0.24 - 1.50
     Sub-Account                  2014       0.58        0.75 - 2.00           8.26 - 9.62
                                  2013       1.27        0.75 - 2.00         30.89 - 32.53
                                  2012       0.70        0.75 - 2.00         10.46 - 11.86



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2016       621,725    13.64 - 15.58       8,698,574
     Allocation 20 Sub-Account  2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233
                                2012       177,334    12.97 - 13.27       2,337,842

  MSF MetLife Asset             2016    25,163,031    14.12 - 16.33     373,986,508
     Allocation 40 Sub-Account  2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543
                                2012       147,886    12.77 - 12.97       1,901,558

  MSF MetLife Asset             2016    33,270,831    14.86 - 17.66     525,258,712
     Allocation 60 Sub-Account  2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778
                                2012     1,501,112    12.42 - 12.71      18,786,980

  MSF MetLife Asset             2016    25,900,408    15.17 - 18.40     409,525,398
     Allocation 80 Sub-Account  2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657
                                2012       587,000    11.82 - 12.09       7,001,495

  MSF MetLife Mid Cap Stock     2016       252,724    27.97 - 32.72       7,511,220
     Index Sub-Account          2015       259,569    23.75 - 27.52       6,518,909
                                2014       253,767    24.89 - 28.56       6,658,662
                                2013       268,479    23.24 - 26.41       6,560,440
                                2012       256,215    17.85 - 20.10       4,787,532

  MSF MetLife Stock Index       2016     2,397,621     7.75 - 73.45      51,519,996
     Sub-Account                2015     2,448,388     7.03 - 37.53      48,000,755
                                2014     2,646,054     7.03 - 38.23      52,404,251
                                2013     2,722,446     6.28 - 34.74      48,655,756
                                2012     2,742,510     4.82 - 27.11      37,970,601

  MSF MFS Total Return          2016       126,252    18.64 - 78.63       7,568,584
     Sub-Account                2015       140,275    17.35 - 72.73       7,861,563
                                2014       156,861    17.67 - 73.57       8,996,458
                                2013       178,447    16.53 - 68.40       9,714,123
                                2012       197,543    14.13 - 58.06       9,426,446

  MSF MFS Value Sub-Account     2016       920,511    24.04 - 30.00      24,207,697
                                2015       954,325    21.30 - 26.49      22,384,588
                                2014     1,009,780    21.81 - 26.79      24,125,307
                                2013     1,137,167    20.12 - 24.41      25,019,792
                                2012       284,489    15.27 - 18.17       4,764,887

  MSF MSCI EAFE Index           2016       469,663     1.46 - 13.82       5,875,904
     Sub-Account                2015       491,903     1.46 - 13.86       6,209,128
                                2014       428,858     1.49 - 14.23       5,332,210
                                2013       397,125     1.61 - 15.39       5,318,352
                                2012       391,098     1.34 - 12.84       4,381,009



                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF MetLife Asset             2016       3.24        0.75 - 1.85          2.61 - 3.75
     Allocation 20 Sub-Account  2015       2.19        0.75 - 1.85      (2.41) - (1.33)
                                2014       2.29        0.75 - 1.95          1.60 - 2.87
                                2013       2.82        1.55 - 1.85          2.37 - 2.68
                                2012       3.26        1.55 - 1.85          7.17 - 7.49

  MSF MetLife Asset             2016       3.57        0.75 - 1.95          4.04 - 5.29
     Allocation 40 Sub-Account  2015       0.28        0.75 - 2.05      (3.08) - (1.81)
                                2014       0.02        0.75 - 2.05          2.35 - 3.47
                                2013       2.53        1.65 - 1.85          8.89 - 9.11
                                2012       3.04        1.65 - 1.85          9.41 - 9.63

  MSF MetLife Asset             2016       3.14        0.75 - 2.00          4.98 - 6.30
     Allocation 60 Sub-Account  2015       0.53        0.75 - 2.00      (3.22) - (2.01)
                                2014       0.09        0.75 - 2.00          2.97 - 4.03
                                2013       1.95        1.55 - 1.85        15.82 - 16.17
                                2012       2.31        1.55 - 1.85        11.16 - 11.49

  MSF MetLife Asset             2016       2.94        0.75 - 1.95          6.05 - 7.33
     Allocation 80 Sub-Account  2015       0.33        0.75 - 2.00      (3.64) - (2.43)
                                2014       0.03        0.75 - 2.00          3.14 - 4.63
                                2013       1.52        1.55 - 1.85        22.03 - 22.40
                                2012       1.99        1.55 - 1.85        13.26 - 13.60

  MSF MetLife Mid Cap Stock     2016       0.99        1.00 - 1.95        17.76 - 18.89
     Index Sub-Account          2015       0.87        1.00 - 1.95      (4.56) - (3.65)
                                2014       0.78        1.00 - 1.95          7.10 - 8.13
                                2013       0.91        1.00 - 1.95        30.19 - 31.43
                                2012       0.71        1.00 - 1.95        14.99 - 16.09

  MSF MetLife Stock Index       2016       1.81        1.00 - 2.90         8.35 - 10.27
     Sub-Account                2015       1.56        1.00 - 2.90      (1.82) - (0.09)
                                2014       1.48        1.00 - 2.90        10.03 - 11.97
                                2013       1.63        1.00 - 2.90        28.14 - 30.39
                                2012       1.62        1.00 - 2.90        12.30 - 14.27

  MSF MFS Total Return          2016       2.75        0.75 - 1.90          6.92 - 8.11
     Sub-Account                2015       2.42        0.75 - 1.90      (2.23) - (1.14)
                                2014       2.24        0.75 - 1.90          6.38 - 7.55
                                2013       2.46        0.75 - 1.90        16.52 - 17.81
                                2012       2.65        0.75 - 1.90         2.85 - 10.47

  MSF MFS Value Sub-Account     2016       2.08        0.75 - 1.95        11.89 - 13.24
                                2015       2.51        0.75 - 2.00      (2.34) - (1.11)
                                2014       1.58        0.75 - 2.00          8.37 - 9.74
                                2013       0.52        0.75 - 2.00        32.71 - 34.37
                                2012       1.85        0.75 - 1.95         3.24 - 15.45

  MSF MSCI EAFE Index           2016       2.41        1.00 - 1.95      (0.98) - (0.04)
     Sub-Account                2015       3.12        1.00 - 1.95      (3.22) - (2.29)
                                2014       2.33        1.00 - 1.95      (8.14) - (7.26)
                                2013       2.87        1.00 - 1.95        19.09 - 20.23
                                2012       2.78        1.00 - 1.95        15.65 - 16.76



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Neuberger Berman           2016       467,759    21.87 - 31.70      12,490,568
     Genesis Sub-Account         2015       518,912    18.81 - 26.98      11,881,985
                                 2014       590,926    19.09 - 27.08      13,660,308
                                 2013       650,463    19.51 - 27.36      15,339,173
                                 2012         6,797    17.28 - 18.63         119,195

  MSF Russell 2000 Index         2016       361,122     3.22 - 30.47      10,344,970
     Sub-Account                 2015       392,896     2.69 - 25.53       9,450,123
                                 2014       374,932     2.84 - 27.09       9,534,812
                                 2013       407,803     2.74 - 26.21      10,077,048
                                 2012       301,820     2.01 - 19.22       5,428,869

  MSF T. Rowe Price Large Cap    2016     1,195,673     9.69 - 26.87      21,990,753
     Growth Sub-Account          2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447
                                 2012        53,733    15.52 - 16.61         859,547

  MSF T. Rowe Price Small Cap    2016        14,995    31.18 - 34.43         483,761
     Growth Sub-Account          2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815
                                 2012        25,300    19.15 - 20.73         498,088

  MSF Van Eck Global Natural     2016       364,533    12.28 - 13.55       4,607,833
     Resources Sub-Account       2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415
                                 2012       463,176    15.25 - 16.07       7,185,431

  MSF Western Asset              2016     2,294,873    27.54 - 37.86      72,139,687
     Management Strategic Bond   2015           700    28.52 - 29.13          20,143
     Opportunities Sub-Account   2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940
                                 2012         1,197    28.67 - 29.20          34,736

  MSF Western Asset              2016     1,530,869    15.62 - 19.72      26,776,937
     Management U.S. Government  2015     1,586,953    15.94 - 19.71      27,884,257
     Sub-Account                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667
                                 2012     1,806,157    16.58 - 19.89      32,438,079

  Oppenheimer VA Main Street     2016       144,427    30.64 - 33.36       4,544,421
     Small Cap Sub-Account       2015       154,239    26.43 - 28.62       4,179,638
                                 2014       170,276    28.57 - 30.77       4,979,605
                                 2013       183,673    25.97 - 27.82       4,873,865
                                 2012       201,443    18.75 - 19.97       3,851,471

  PIMCO VIT High Yield           2016         5,406    22.00 - 22.83         119,830
     Sub-Account                 2015         6,064    19.86 - 20.57         121,278
                                 2014         8,179    20.49 - 21.19         168,442
                                 2013         8,155    20.13 - 20.77         164,889
                                 2012         7,968    19.33 - 19.90         154,636



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Neuberger Berman           2016       0.21        0.75 - 1.95         16.11 - 17.51
     Genesis Sub-Account         2015       0.16        0.75 - 1.95       (1.56) - (0.37)
                                 2014       0.20        0.75 - 1.95       (2.23) - (1.05)
                                 2013       0.01        0.75 - 1.95         25.05 - 37.16
                                 2012       0.15        1.30 - 1.90           7.68 - 8.33

  MSF Russell 2000 Index         2016       1.08        1.00 - 1.95         18.59 - 19.72
     Sub-Account                 2015       0.90        1.00 - 1.95       (6.38) - (5.49)
                                 2014       0.94        1.00 - 1.95           2.71 - 3.69
                                 2013       1.27        1.00 - 1.95         35.46 - 36.75
                                 2012       0.88        1.00 - 1.95         13.70 - 14.79

  MSF T. Rowe Price Large Cap    2016         --        1.30 - 1.95         (0.43) - 0.35
     Growth Sub-Account          2015         --        1.30 - 1.95           8.38 - 9.24
                                 2014         --        1.30 - 1.95           6.72 - 7.57
                                 2013       0.01        1.30 - 1.95         26.44 - 37.23
                                 2012       0.01        1.30 - 1.65         16.72 - 17.31

  MSF T. Rowe Price Small Cap    2016       0.03        1.40 - 1.90           9.38 - 9.93
     Growth Sub-Account          2015         --        1.40 - 1.90           0.54 - 1.04
                                 2014         --        1.40 - 1.90           4.64 - 5.16
                                 2013       0.14        1.40 - 1.90         41.46 - 42.17
                                 2012         --        1.40 - 1.90         13.72 - 14.29

  MSF Van Eck Global Natural     2016       0.59        0.75 - 1.95         40.97 - 42.67
     Resources Sub-Account       2015       0.21        0.75 - 2.00     (34.09) - (33.26)
                                 2014       0.26        0.75 - 2.00     (20.43) - (19.43)
                                 2013       0.69        0.75 - 2.00           8.56 - 9.93
                                 2012         --        0.75 - 2.00           0.54 - 1.81

  MSF Western Asset              2016       2.28        0.75 - 1.95           3.64 - 7.49
     Management Strategic Bond   2015       4.86        1.40 - 1.50       (3.46) - (3.36)
     Opportunities Sub-Account   2014       6.53        1.40 - 1.50           3.72 - 3.83
                                 2013       4.64        1.40 - 1.50       (0.67) - (0.57)
                                 2012       3.31        1.40 - 1.50           9.63 - 9.74

  MSF Western Asset              2016       2.35        0.95 - 2.00         (0.98) - 0.07
     Management U.S. Government  2015       2.07        0.95 - 1.95       (1.63) - (0.64)
     Sub-Account                 2014       1.67        0.95 - 1.95           0.57 - 1.58
                                 2013       1.95        0.95 - 1.80       (2.82) - (1.84)
                                 2012       1.82        0.95 - 1.95           1.05 - 2.07

  Oppenheimer VA Main Street     2016       0.25        0.95 - 1.50         15.92 - 16.56
     Small Cap Sub-Account       2015       0.64        0.95 - 1.50       (7.49) - (6.98)
                                 2014       0.63        0.95 - 1.50          9.99 - 10.60
                                 2013       0.70        0.95 - 1.50         38.53 - 39.29
                                 2012       0.33        0.95 - 1.50         15.91 - 16.55

  PIMCO VIT High Yield           2016       5.22        1.30 - 1.50         10.77 - 10.99
     Sub-Account                 2015       5.25        1.30 - 1.50       (3.11) - (2.91)
                                 2014       5.29        1.30 - 1.50           1.80 - 2.01
                                 2013       5.44        1.30 - 1.50           4.16 - 4.37
                                 2012       5.78        1.30 - 1.50         12.59 - 12.81



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2016         4,155    14.85 - 15.08          62,277       1.49        1.40 - 1.50        (0.10) - 0.00
     Sub-Account              2015         4,350    14.86 - 15.08          65,235       3.41        1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817       1.10        1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235       1.48        1.40 - 1.50      (1.62) - (1.52)
                              2012        13,193    15.39 - 15.57         205,018       1.91        1.40 - 1.50          4.27 - 4.37

  Pioneer VCT Mid Cap Value   2016        46,933    47.36 - 55.19       2,336,394       0.47        0.95 - 1.65        14.33 - 15.13
     Sub-Account              2015        47,288    41.43 - 47.94       2,051,323       0.55        0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128       0.65        0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875       0.75        0.95 - 1.65        30.58 - 31.50
                              2012        55,049    30.50 - 34.56       1,739,642       0.88        0.95 - 1.65          9.00 - 9.77

  Pioneer VCT Real Estate     2016           396            30.34          12,007       3.24               1.65                 4.09
     Shares Sub-Account       2015           397            29.15          11,585       2.07               1.65                 2.81
                              2014           399            28.35          11,317       2.34               1.65                28.42
                              2013           401            22.08           8,850       2.14               1.65               (0.12)
                              2012           403            22.10           8,902       2.16               1.65                14.18

  Putnam VT Equity Income     2016         2,546    28.67 - 31.31          73,748       1.58        0.75 - 1.40        12.06 - 12.79
     Sub-Account              2015         1,969    25.59 - 27.75          51,000       1.61        0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627       2.11        0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888       1.95        0.75 - 1.40        30.58 - 31.43
                              2012         3,141    18.45 - 19.63          58,909       2.00        0.75 - 1.40        17.64 - 18.41

  Putnam VT Multi-Cap Growth  2016        18,697            11.34         212,052       0.98               1.40                 6.56
     Sub-Account              2015        20,399            10.64         217,119       0.72               1.40               (1.46)
                              2014        28,619            10.80         309,120       0.52               1.40                12.22
                              2013        27,777             9.62         267,354       0.73               1.40                34.85
                              2012        26,156             7.14         186,699       0.50               1.40                15.45

  Russell Aggressive Equity   2016           206            20.63           4,257       0.84               1.40                17.01
     Sub-Account              2015           206            17.63           3,638       0.66               1.40               (8.48)
                              2014           206            19.26           3,975       0.25               1.40                 0.15
                              2013           206            19.24           3,969       0.44               1.40                38.06
                              2012           206            13.93           2,875       0.97               1.40                14.22

  Russell Core Bond           2016         1,250            18.96          23,697       1.60               1.40                 1.67
     Sub-Account              2015         1,250            18.65          23,307       2.39               1.40               (1.53)
                              2014         1,250            18.94          23,669       1.55               1.40                 3.99
                              2013         1,250            18.21          22,762       1.43               1.40               (2.82)
                              2012         1,250            18.74          23,423       2.07               1.40                 6.86

  Russell Global Real Estate  2016           215            36.45           7,841       4.56               1.40                 1.59
     Securities Sub-Account   2015           215            35.88           7,718       1.63               1.40               (1.15)
                              2014           215            36.30           7,807       3.29               1.40                13.15
                              2013           215            32.08           6,900       3.99               1.40                 2.21
                              2012           215            31.38           6,751       4.83               1.40                25.77

  Russell Multi-Style Equity  2016         2,931            15.41          45,173       1.03               1.40                 9.10
     Sub-Account              2015         2,931            14.13          41,406       0.81               1.40               (0.30)
                              2014         2,931            14.17          41,531       1.16               1.40                10.15
                              2013         2,931            12.86          37,705       1.21               1.40                31.07
                              2012         2,931             9.81          28,767       1.08               1.40                14.07



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Russell Non-U.S. Sub-Account  2016           959            12.05         11,552
                                2015           959            11.94         11,445
                                2014           959            12.26         11,761
                                2013           959            13.02         12,482
                                2012           959            10.83         10,383

  TAP 1919 Variable Socially    2016           340    39.58 - 41.07         13,795
     Responsive Balanced        2015           437    37.87 - 39.24         16,859
     Sub-Account                2014           342    39.18 - 40.53         13,703
                                2013           770    36.44 - 37.64         28,829
                                2012           344    31.21 - 32.19         10,959

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Russell Non-U.S. Sub-Account  2016       3.26               1.40                 0.94
                                2015       1.14               1.40               (2.69)
                                2014       1.95               1.40               (5.78)
                                2013       2.00               1.40                20.22
                                2012       1.90               1.40                18.14

  TAP 1919 Variable Socially    2016       0.85        1.50 - 1.65          4.50 - 4.65
     Responsive Balanced        2015       1.42        1.50 - 1.65      (3.32) - (3.18)
     Sub-Account                2014       0.66        1.50 - 1.65          7.52 - 7.68
                                2013       1.79        1.50 - 1.65        16.76 - 16.94
                                2012       1.50        1.50 - 1.65          8.89 - 9.06

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

This page is intentionally left blank.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Interim Condensed Balance Sheets
             September 30, 2017 (Unaudited) and December 31, 2016

                (In thousands, except share and per share data)

                                                September 30, 2017       December 31, 2016
                                                ------------------       -----------------
Assets
Investments:
Fixed maturity securities
  available-for-sale, at estimated fair
  value (amortized cost: $1,969,427 and
  $1,870,654, respectively)....................  $      2,020,204         $      1,878,514
Mortgage loans (net of valuation allowances
  of $1,679 and $1,775, respectively)..........           390,470                  406,085
Other invested assets, at estimated fair
  value........................................             5,366                    8,656
                                                ------------------       -----------------
   Total investments...........................         2,416,040                2,293,255
Cash and cash equivalents, principally at
  estimated fair value.........................            92,011                   18,583
Accrued investment income......................            19,587                   16,626
Premiums, reinsurance and other receivables....           569,094                  354,939
Deferred policy acquisition costs and value
  of business acquired.........................           126,035                   85,173
Current income tax recoverable.................            60,754                   57,736
Other assets...................................            37,545                   48,285
Separate account assets........................         4,957,400                4,758,449
                                                ------------------       -----------------
     Total assets..............................  $      8,278,466         $      7,633,046
                                                ==================       =================
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.........................  $        665,112         $        627,007
Policyholder account balances..................         1,269,047                1,202,350
Other policy-related balances..................            12,686                    7,285
Payables for collateral under derivative
  transactions.................................             6,584                    8,942
Deferred income tax liability..................           194,253                  219,839
Other liabilities..............................           495,046                  112,441
Separate account liabilities...................         4,957,400                4,758,449
                                                ------------------       -----------------
     Total liabilities.........................         7,600,128                6,936,313
                                                ------------------       -----------------
Contingencies, Commitments and Guarantees
  (Note 9)
Stockholder's Equity
Common stock, par value $10 per share;
  200,000 shares authorized, issued and
  outstanding..................................             2,000                    2,000
Additional paid-in capital.....................           340,931                  340,931
Retained earnings..............................           312,655                  349,395
Accumulated other comprehensive income (loss)..            22,752                    4,407
                                                ------------------       -----------------
     Total stockholder's equity................           678,338                  696,733
                                                ------------------       -----------------
     Total liabilities and stockholder's
       equity..................................  $      8,278,466         $      7,633,046
                                                ==================       =================

     See accompanying notes to the interim condensed financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

  Interim Condensed Statements of Operations and Comprehensive Income (Loss)
    For the Three Months and Nine Months Ended September 30, 2017 and 2016
                                  (Unaudited)

                                (In thousands)

                                             Three Months Ended           Nine Months Ended
                                                September 30,               September 30,
                                         --------------------------  --------------------------
                                             2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------
Revenues
Premiums................................  $    12,229   $    11,769   $    14,604   $    41,473
Universal life and investment-type
  product policy fees...................       25,621        26,129        77,472        77,366
Net investment income...................       21,517        13,227        63,468        39,960
Other revenues..........................      (12,479)       (4,873)      (34,090)      (13,559)
Net investment gains (losses):
  Other-than-temporary impairments on
   fixed maturity securities............           --            --            --          (870)
  Other net investment gains (losses)...         (674)          425        (1,045)       (1,304)
                                         ------------  ------------  ------------  ------------
   Total net investment gains (losses)..         (674)          425        (1,045)       (2,174)
Net derivative gains (losses)...........      (34,583)        5,004      (149,697)      153,655
                                         ------------  ------------  ------------  ------------
   Total revenues.......................       11,631        51,681       (29,288)      296,721
Expenses
Policyholder benefits and claims........       17,609         6,737        (2,396)       45,935
Interest credited to policyholder
  account balances......................       10,030        10,095        29,414        30,485
Amortization of deferred policy
  acquisition costs and value of
  business acquired.....................      (21,186)        9,143       (39,984)       56,347
Other expenses..........................       16,076        13,472        47,676        42,010
                                         ------------  ------------  ------------  ------------
   Total expenses.......................       22,529        39,447        34,710       174,777
                                         ------------  ------------  ------------  ------------
Income (loss) before provision for
  income tax............................      (10,898)       12,234       (63,998)      121,944
Provision for income tax expense
  (benefit).............................       (6,058)        4,234       (27,258)       39,741
                                         ------------  ------------  ------------  ------------
Net income (loss).......................  $    (4,840)  $     8,000   $   (36,740)  $    82,203
                                         ============  ============  ============  ============
Comprehensive income (loss).............  $    (3,054)  $    11,595   $   (18,395)  $   131,433
                                         ============  ============  ============  ============

     See accompanying notes to the interim condensed financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

             Interim Condensed Statements of Stockholder's Equity
       For the Nine Months Ended September 30, 2017 and 2016 (Unaudited)

                                (In thousands)

                                                                      Accumulated
                                          Additional                     Other         Total
                                 Common    Paid-in       Retained    Comprehensive Stockholder's
                                 Stock     Capital       Earnings    Income (Loss)    Equity
                                --------- ----------- -------------  ------------- -------------
Balance at December 31, 2016...  $  2,000  $  340,931  $    349,395      $   4,407  $    696,733
Net income (loss)..............                             (36,740)                     (36,740)
Other comprehensive income
  (loss), net of income tax....                                             18,345        18,345
                                --------- ----------- -------------  ------------- -------------
Balance at September 30, 2017..  $  2,000  $  340,931  $    312,655      $  22,752  $    678,338
                                ========= =========== =============  ============= =============


                                                                     Accumulated
                                          Additional                    Other         Total
                                 Common    Paid-in      Retained    Comprehensive Stockholder's
                                 Stock     Capital      Earnings    Income (Loss)    Equity
                                --------- ----------- ------------- ------------- -------------
Balance at December 31, 2015...  $  2,000  $  340,931  $    258,985     $   5,406  $    607,322
Net income (loss)..............                              82,203                      82,203
Other comprehensive income
  (loss), net of income tax....                                            49,230        49,230
                                --------- ----------- ------------- ------------- -------------
Balance at September 30, 2016..  $  2,000  $  340,931  $    341,188     $  54,636  $    738,755
                                ========= =========== ============= ============= =============

     See accompanying notes to the interim condensed financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                  Interim Condensed Statements of Cash Flows
       For the Nine Months Ended September 30, 2017 and 2016 (Unaudited)

                                (In thousands)

                                                      Nine Months Ended
                                                        September 30,
                                               ------------------------------
                                                     2017            2016
                                               ---------------  -------------
 Net cash provided by (used in) operating
   activities.................................  $      100,188   $    177,882
                                               ---------------  -------------
 Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturity securities..................         448,565         86,588
   Mortgage loans.............................          27,534         35,170
 Purchases of:
   Fixed maturity securities..................        (550,202)      (161,399)
   Mortgage loans.............................         (10,996)       (36,532)
 Cash received in connection with
   freestanding derivatives...................             652              5
 Cash paid in connection with freestanding
   derivatives................................              --            (25)
 Net change in short-term investments.........             (10)       (11,984)
 Net change in other invested assets..........              (5)             4
 Other, net...................................              --            183
                                               ---------------  -------------
 Net cash provided by (used in) investing
   activities.................................         (84,462)       (87,990)
                                               ---------------  -------------
 Cash flows from financing activities
 Policyholder account balances:
   Deposits...................................         156,291         38,195
   Withdrawals................................         (96,231)      (121,726)
 Net change in payables for collateral under
   derivative transactions....................          (2,358)         4,150
                                               ---------------  -------------
 Net cash provided by (used in) financing
   activities.................................          57,702        (79,381)
                                               ---------------  -------------
 Change in cash and cash equivalents..........          73,428         10,511
 Cash and cash equivalents, beginning of
   period.....................................          18,583          9,310
                                               ---------------  -------------
 Cash and cash equivalents, end of period.....  $       92,011   $     19,821
                                               ===============  =============
 Supplemental disclosures of cash flow
   information
 Net cash paid (received) for:
   Income tax.................................  $       11,512   $         --
                                               ===============  =============

     See accompanying notes to the interim condensed financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Notes to the Interim Condensed Financial Statements (Unaudited)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse NY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   On January 12, 2016, MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business, and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the interim condensed financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

   The accompanying interim condensed financial statements are unaudited and reflect all adjustments (including normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in conformity with GAAP. Interim results are not necessarily indicative of full year performance. The December 31, 2016 balance sheet data was derived from audited financial statements included in Brighthouse NY's Annual Report on Form 10-K for the year ended December 31, 2016 (the "2016 Annual Report"), which include all disclosures required by GAAP. Therefore, these interim condensed financial statements should be read in conjunction with the financial statements of the Company included in the 2016 Annual Report.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have an impact on the Company's financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entities ("VIEs") by changing how a reporting entity that is a single decision maker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance did not have a material impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

   In August 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on accounting for hedging activities (Accounting Standards Update ("ASU") 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The ASU (i) refines and expands the criteria for achieving hedge accounting on certain hedging strategies, (ii) requires an entity to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported, and (iii) eliminates the requirement to separately measure and report hedge ineffectiveness. The ASU also makes other changes to simplify the application of existing guidance related to the assessment of hedge effectiveness and creates new disclosure requirements. The Company is currently evaluating the impact of this guidance on its financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of this guidance on its financial statements.

   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2017. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The adoption of this guidance will not have a material impact on the Company's financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of this guidance will not have a material impact on the Company's financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted. The new guidance eliminates the prohibition on recognizing current or deferred income taxes related to inter-entity asset transfers other than inventory by requiring recognition when the transfer occurs. The adoption of this guidance will not have a material impact on the Company's financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The adoption of this guidance will not have a material impact on the Company's financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an other-than-temporary impairment ("OTTI") on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and has determined the most significant impacts will be to its mortgage loan investments. The Company is currently assessing the accounting and reporting system changes that will be required to comply with the guidance along with the overall impacts to its financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as available-for-sale ("AFS") and to a lesser extent, the elimination of the cost method of accounting for equity method investments. The adoption of this guidance will not have a material impact on the Company's financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The adoption of this guidance will not have a material impact on the Company's financial statements.

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment currently offers life insurance products and services, including term and universal life, designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

2. Segment Information (continued)


Corporate & Other

   Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, ancillary U.S. term life business sold direct to consumer and expenses associated with income tax audit issues.

Financial Measures and Segment Accounting Policies

   Operating earnings (loss) is used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. The Company believes the presentation of operating earnings (loss), as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Consistent with GAAP guidance for segment reporting, operating earnings (loss) is also the Company's GAAP measure of segment performance and is reported below. Operating earnings (loss) should not be viewed as a substitute for net income (loss).

   Operating earnings (loss) is a measure that focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products.

   The following are excluded from total revenues in calculating operating earnings (loss):

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity guaranteed minimum income benefits ("GMIBs") fees ("GMIB Fees").

   The following are excluded from total expenses in calculating operating earnings (loss):

  .   Benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of deferred policy acquisition costs ("DAC") and value of business acquired related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the three months and nine months ended September 30, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for operating earnings (loss) adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   The Company allocates equity to the segments based on the internal capital model, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

2. Segment Information (continued)

   Net investment income is based upon the actual results within a specifically identifiable investment portfolio and is allocated to segments at a rate based upon each product's net GAAP liability, adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                               Operating Results
                                         ------------------------------------------------------------

                                                                              Corporate
 Three Months Ended September 30, 2017      Annuities           Life           & Other            Total
---------------------------------------  --------------    -------------    -------------    --------------
                                                                (In thousands)
 Pre-tax operating earnings (loss)......  $      32,517     $     (6,754)    $      1,185     $      26,948
 Provision for income tax expense
   (benefit)............................          9,451           (2,364)             100             7,187
                                         --------------    -------------    -------------    --------------
  Operating earnings (loss).............  $      23,066     $     (4,390)    $      1,085            19,761
                                         ==============    =============    =============
 Adjustments for:
 Net investment gains (losses)..........                                                               (674)
 Net derivative gains (losses)..........                                                            (34,583)
 Other adjustments to net income........                                                             (2,589)
 Provision for income tax (expense)
   benefit..............................                                                             13,245
                                                                                             --------------
  Net income (loss).....................                                                      $      (4,840)
                                                                                             ==============

 Inter-segment revenues.................  $      (9,956)    $     (7,158)    $       (128)
 Interest revenue.......................  $      13,865     $      5,178     $      2,554

                                                               Operating Results
                                         ------------------------------------------------------------

                                                                              Corporate
 Three Months Ended September 30, 2016      Annuities           Life           & Other            Total
---------------------------------------  --------------    -------------    -------------    --------------
                                                                (In thousands)
 Pre-tax operating earnings (loss)......  $       7,039     $      1,125     $      2,364     $      10,528
 Provision for income tax expense
   (benefit)............................          1,709              393            1,685             3,787
                                         --------------    -------------    -------------    --------------
  Operating earnings (loss).............  $       5,330     $        732     $        679             6,741
                                         ==============    =============    =============
 Adjustments for:
 Net investment gains (losses)..........                                                                425
 Net derivative gains (losses)..........                                                              5,004
 Other adjustments to net income........                                                             (3,723)
 Provision for income tax (expense)
   benefit..............................                                                               (447)
                                                                                             --------------
  Net income (loss).....................                                                      $       8,000
                                                                                             ==============

 Inter-segment revenues.................  $      (2,216)    $    (10,146)    $       (369)
 Interest revenue.......................  $       5,470     $      4,389     $      3,441

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

2. Segment Information (continued)


                                                               Operating Results
                                         -------------------------------------------------------------

                                                                               Corporate
 Nine Months Ended September 30, 2017       Annuities           Life            & Other            Total
---------------------------------------  --------------    --------------    -------------    --------------
                                                                 (In thousands)
 Pre-tax operating earnings (loss)......  $      54,304     $      (2,742)    $      6,752     $      58,314
 Provision for income tax expense
   (benefit)............................         14,710              (959)           1,800            15,551
                                         --------------    --------------    -------------    --------------
  Operating earnings (loss).............  $      39,594     $      (1,783)    $      4,952            42,763
                                         ==============    ==============    =============
 Adjustments for:
 Net investment gains (losses)..........                                                              (1,045)
 Net derivative gains (losses)..........                                                            (149,697)
 Other adjustments to net income........                                                              28,430
 Provision for income tax (expense)
   benefit..............................                                                              42,809
                                                                                              --------------
  Net income (loss).....................                                                       $     (36,740)
                                                                                              ==============

 Inter-segment revenues.................  $     (29,770)    $     (40,407)    $       (748)
 Interest revenue.......................  $      42,735     $      13,783     $      7,189

                                                               Operating Results
                                         -------------------------------------------------------------

                                                                               Corporate
 Nine Months Ended September 30, 2016       Annuities           Life            & Other            Total
---------------------------------------  --------------    --------------    -------------    --------------
                                                                 (In thousands)
 Pre-tax operating earnings (loss)......  $      11,072     $       5,342     $      7,656     $      24,070
 Provision for income tax expense
   (benefit)............................            326             1,869            3,290             5,485
                                         --------------    --------------    -------------    --------------
  Operating earnings (loss).............  $      10,746     $       3,473     $      4,366            18,585
                                         ==============    ==============    =============
 Adjustments for:
 Net investment gains (losses)..........                                                              (2,174)
 Net derivative gains (losses)..........                                                             153,655
 Other adjustments to net income........                                                             (53,607)
 Provision for income tax (expense)
   benefit..............................                                                             (34,256)
                                                                                              --------------
  Net income (loss).....................                                                       $      82,203
                                                                                              ==============

 Inter-segment revenues.................  $      (5,350)    $     (30,516)    $     (1,143)
 Interest revenue.......................  $      16,354     $      13,241     $     10,558

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                  Three Months Ended       Nine Months Ended
                                    September 30,            September 30,
                               ------------------------ ------------------------
                                   2017        2016        2017         2016
                               -----------  ----------- ----------  ------------
                                                (In thousands)
Annuities.....................  $   25,535   $   26,147  $  79,271   $    85,309
Life..........................      14,640       12,605     22,904        37,253
Corporate & Other.............       3,236        3,952      8,875        12,063
Adjustments...................     (31,780)       8,977   (140,338)      162,096
                               -----------  ----------- ----------  ------------
 Total........................  $   11,631   $   51,681  $ (29,288)  $   296,721
                               ===========  =========== ==========  ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

2. Segment Information (continued)


   The following table presents total assets with respect to the Company's segments, as well as Corporate & Other, at:

                                          September 30, 2017 December 31, 2016
                                          ------------------ -----------------
                                                     (In thousands)
 Annuities...............................       $  7,072,659      $  6,708,803
 Life....................................            677,134           342,592
 Corporate & Other.......................            528,673           581,651
                                          ------------------ -----------------
  Total..................................       $  8,278,466      $  7,633,046
                                          ================== =================

3. Insurance

Guarantees

   As discussed in Notes 1 and 3 of the Notes to the Financial Statements included in the 2016 Annual Report, the Company issues variable annuity products with guaranteed minimum benefits. Guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs") and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 5.

   Information regarding the Company's guarantee exposure was as follows at:

                                                            September 30, 2017                   December 31, 2016
                                                   --------------------------------     --------------------------------
                                                        In the              At               In the              At
                                                     Event of Death     Annuitization     Event of Death     Annuitization
                                                   ----------------   ---------------   ----------------   ---------------
                                                                            (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...........................   $  4,957,498      $  4,109,524       $  4,763,943      $  3,969,485
Separate account value............................   $  4,950,618      $  4,108,620       $  4,753,638      $  3,968,482
Net amount at risk................................   $      6,173 (4)  $    192,765 (5)   $     36,827 (4)  $    209,926 (5)
Average attained age of contractholders...........       67 years          66 years           66 years          65 years

--------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 of the Notes to the Financial Statements included in the 2016 Annual Report for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)


4. Investments

Fixed Maturity Securities Available-for-Sale

  Fixed Maturity Securities Available-for-Sale by Sector

    The following table presents the fixed maturity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities").

                                   September 30, 2017                                     December 31, 2016
                 ------------------------------------------------------ ------------------------------------------------------
                                    Gross Unrealized                                       Gross Unrealized
                              ----------------------------   Estimated               ----------------------------   Estimated
                   Amortized             Temporary  OTTI       Fair       Amortized             Temporary  OTTI       Fair
                     Cost       Gains     Losses    Losses    Value         Cost       Gains     Losses    Losses    Value
                 ------------ --------- ---------- ------- ------------ ------------ --------- ---------- ------- ------------
                                                                (In thousands)
Fixed maturity
 securities:
U.S. corporate..  $   720,553  $ 28,593   $  2,105   $  --  $   747,041  $   709,694  $ 20,400   $  8,283    $ --  $   721,811
U.S. government
 and agency.....      443,711    14,289      5,650      --      452,350      410,504     9,560     13,519      --      406,545
RMBS............      212,444     5,217      1,551      --      216,110      238,676     2,033      2,322      --      238,387
Foreign
 corporate......      280,640     6,845      4,270      --      283,215      237,412     2,998      8,070      --      232,340
CMBS............      190,873     3,963      1,006      --      193,830      177,719     2,724      1,487      --      178,956
State and
 political
 subdivision....       55,652     6,235        365      --       61,522       52,739     4,345        764      --       56,320
ABS.............       52,203       129        108      --       52,224       26,695       152        177      --       26,670
Foreign
 government.....       13,351       586         25      --       13,912       17,215       543        273      --       17,485
                 ------------ --------- ---------- ------- ------------ ------------ --------- ---------- ------- ------------
 Total fixed
   maturity
   securities...  $ 1,969,427  $ 65,857   $ 15,080   $  --  $ 2,020,204  $ 1,870,654  $ 42,755   $ 34,895    $ --  $ 1,878,514
                 ============ ========= ========== ======= ============ ============ ========= ========== ======= ============

   The Company did not hold non-income producing fixed maturity securities at both September 30, 2017 and December 31, 2016.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at September 30, 2017:

                                                            Due After Five
                                             Due After One      Years                                  Total Fixed
                                Due in One   Year Through    Through Ten    Due After Ten  Structured   Maturity
                               Year or Less   Five Years        Years          Years      Securities   Securities
                               ------------ -------------- --------------- -------------- ----------- ------------
                                                                 (In thousands)
Amortized cost................     $ 34,501      $ 316,515       $ 636,160      $ 526,731   $ 455,520  $ 1,969,427
Estimated fair value..........     $ 34,926      $ 326,183       $ 644,560      $ 552,371   $ 462,164  $ 2,020,204

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    September 30, 2017                                December 31, 2016
                     ------------------------------------------------ -------------------------------------------------
                                                Equal to or Greater                              Equal to or Greater
                       Less than 12 Months        than 12 Months        Less than 12 Months         than 12 Months
                     ------------------------ ----------------------- ------------------------ ------------------------
                       Estimated     Gross     Estimated     Gross      Estimated     Gross     Estimated     Gross
                         Fair      Unrealized    Fair      Unrealized     Fair      Unrealized    Fair      Unrealized
                        Value       Losses      Value       Losses       Value       Losses      Value       Losses
                     ------------ ----------- ----------- ----------- ------------ ----------- ----------- ------------
                                                           (Dollars in thousands)
Fixed maturity
 securities:
U.S. corporate......   $  111,585   $   1,668   $  20,362   $    437    $  250,559   $   6,667   $  17,745   $    1,616
U.S. government and
 agency.............      307,530       5,121       7,589        529       342,150      13,519          --           --
RMBS................       52,418       1,485       4,287         66       137,470       2,089       6,822          233
Foreign corporate...       86,737       2,118      11,558      2,152       129,093       3,541      22,965        4,529
CMBS................       37,490         678       3,816        328        42,661       1,068       3,729          419
State and political
 subdivision........       11,349         365          --         --        20,709         764          --           --
ABS.................       22,225         108          --         --        17,504         177          --           --
Foreign government..          391           8         976         17         7,189         148         868          125
                     ------------ ----------- ----------- ----------- ------------ ----------- ----------- ------------
 Total fixed
   maturity
   securities.......   $  629,725   $  11,551   $  48,588   $  3,529    $  947,335   $  27,973   $  52,129   $    6,922
                     ============ =========== =========== =========== ============ =========== =========== ============
Total number of
 securities in an
 unrealized loss
 position...........          126                      20                      203                      35
                     ============             ===========             ============             ===========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

    As described more fully in Notes 1 and 6 of the Notes to the Financial Statements included in the 2016 Annual Report, the Company performs a regular evaluation of all investment classes for impairment, including fixed maturity securities, in accordance with its impairment policy, in order to evaluate whether such investments are other-than-temporarily impaired.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at September 30, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads, as well as a change in the Company's intention to hold or sell a security that is in an unrealized loss position. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $19.8 million during the nine months ended September 30, 2017 to $15.1 million. The decrease in gross unrealized losses for the nine months ended September 30, 2017 was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At September 30, 2017, there were no gross unrealized losses on fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                         September 30, 2017             December 31, 2016
                                    ----------------------------  ----------------------------
                                        Carrying        % of          Carrying        % of
                                         Value          Total          Value          Total
                                    ---------------  -----------  ---------------  -----------
                                                      (Dollars in thousands)
Mortgage loans
 Commercial........................  $      269,174         68.9%  $      286,002         70.4%
 Agricultural......................         122,975         31.5          121,858         30.0
                                    ---------------  -----------  ---------------  -----------
   Subtotal........................         392,149        100.4          407,860        100.4
 Valuation allowances..............          (1,679)        (0.4)          (1,775)        (0.4)
                                    ---------------  -----------  ---------------  -----------
      Total mortgage loans, net....  $      390,470        100.0%  $      406,085        100.0%
                                    ===============  ===========  ===============  ===========

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    At both September 30, 2017 and December 31, 2016, the Company had no impaired mortgage loans and all mortgage loans were evaluated collectively for credit losses.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                                       Nine Months Ended September 30,
                                   ------------------------------------------------------------------------
                                                    2017                                2016
                                   -------------------------------------- ---------------------------------
                                    Commercial   Agricultural    Total    Commercial Agricultural   Total
                                   ------------ ------------- ----------- ---------- ------------ ---------
                                                                (In thousands)
Balance, beginning of period......  $     1,419       $   356  $    1,775   $    578     $     62  $    640
Provision (release)...............       (101)              5        (96)         50           17        67
                                   ------------ ------------- ----------- ---------- ------------ ---------
Balance, end of period............  $     1,318       $   361  $    1,679   $    628     $     79  $    707
                                   ============ ============= =========== ========== ============ =========

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                               Recorded Investment
                          -------------------------------------------------------------
                                Debt Service Coverage Ratios
                          ----------------------------------------                % of
                               > 1.20x     1.00x - 1.20x   < 1.00x      Total     Total
                          -------------- --------------- --------- ------------- ------
                                              (Dollars in thousands)
September 30, 2017
Loan-to-value ratios:
Less than 65%............  $     235,915     $    23,619   $    --  $    259,534   96.4%
65% to 75%...............          6,613              --        --         6,613    2.5
76% to 80%...............          3,027              --        --         3,027    1.1
                          -------------- --------------- --------- ------------- ------
 Total...................  $     245,555     $    23,619   $    --  $    269,174  100.0%
                          ============== =============== ========= ============= ======
December 31, 2016
Loan-to-value ratios:
Less than 65%............  $     259,711     $    15,614   $   999  $    276,324   96.6%
65% to 75%...............          9,678              --        --         9,678    3.4
                          -------------- --------------- --------- ------------- ------
 Total...................  $     269,389     $    15,614   $   999  $    286,002  100.0%
                          ============== =============== ========= ============= ======

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                  September 30, 2017       December 31, 2016
                               -----------------------  -----------------------
                                 Recorded      % of       Recorded      % of
                                 Investment    Total      Investment    Total
                               ------------- ---------  ------------- ---------
                                            (Dollars in thousands)
Loan-to-value ratios:
Less than 65%.................  $    122,062      99.3%  $    119,974      98.4%
65% to 75%....................           913       0.7          1,884       1.6
                               ------------- ---------  ------------- ---------
 Total........................  $    122,975     100.0%  $    121,858     100.0%
                               ============= =========  ============= =========

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both September 30, 2017 and December 31, 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no past due and nonaccrual mortgage loans at both September 30, 2017 and December 31, 2016.

 Mortgage Loans Modified in a Troubled Debt Restructuring

      During both the three months and nine months ended September 30, 2017 and 2016, there were no mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $52.9 million and $9.2 million at September 30, 2017 and December 31, 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, deferred sales inducements ("DSI") and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                         September 30, 2017  December 31, 2016
                                         ------------------  -----------------
                                                     (In thousands)
Fixed maturity securities...............      $      50,777       $      7,862
Derivatives.............................              2,423              4,718
Other...................................                  4                 --
                                         ------------------  -----------------
 Subtotal...............................             53,204             12,580
                                         ------------------  -----------------
Amounts allocated from:
DAC and DSI.............................            (18,200)            (5,800)
Deferred income tax benefit (expense)...            (12,252)            (2,373)
                                         ------------------  -----------------
     Net unrealized investment gains
      (losses)..........................      $      22,752       $      4,407
                                         ==================  =================

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                              Nine Months
                                                                 Ended
                                                           September 30, 2017
                                                           ------------------
                                                             (In thousands)
 Balance, beginning of period.............................           $  4,407
 Unrealized investment gains (losses) during the period...             40,624
 Unrealized investment gains (losses) relating to:
 DAC and DSI..............................................            (12,400)
 Deferred income tax benefit (expense)....................             (9,879)
                                                           ------------------
 Balance, end of period...................................           $ 22,752
                                                           ==================
     Change in net unrealized investment gains (losses)...           $ 18,345
                                                           ==================

Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both September 30, 2017 and December 31, 2016.

Invested Assets on Deposit

   Invested assets on deposit are presented below at estimated fair value for fixed maturity securities at:

                                          September 30, 2017 December 31, 2016
                                          ------------------ -----------------
                                                     (In thousands)
 Invested assets on deposit (regulatory
  deposits)..............................         $    1,541        $    1,507

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either September 30, 2017 or December 31, 2016.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                     September 30, 2017           December 31, 2016
                                 --------------------------- ---------------------------
                                                  Maximum                     Maximum
                                   Carrying      Exposure      Carrying      Exposure
                                    Amount      to Loss (1)     Amount      to Loss (1)
                                 ------------- ------------- ------------- -------------
                                                     (In thousands)
Fixed maturity securities AFS:
 Structured Securities (2)......  $    436,645  $    436,645  $    444,013  $    444,013
 Foreign corporate..............         6,262         6,262         5,884         5,884
                                 ------------- ------------- ------------- -------------
   Total........................  $    442,907  $    442,907  $    449,897  $    449,897
                                 ============= ============= ============= =============

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)

Net Investment Income

   The components of net investment income were as follows:

                                                             Three Months Ended         Nine Months Ended
                                                                September 30,             September 30,
                                                          ------------------------- -------------------------
                                                              2017         2016         2017         2016
                                                          ------------ ------------ ------------ ------------
                                                                            (In thousands)
Investment income:
 Fixed maturity securities...............................  $    17,870  $    11,801  $    52,452  $    35,654
 Mortgage loans..........................................        4,110        1,727       12,636        5,240
 Policy loans............................................            4            4            5            5
 Cash, cash equivalents and short-term investments.......           16           24          129           71
 Other...................................................          318          141          598          340
                                                          ------------ ------------ ------------ ------------
   Subtotal..............................................       22,318       13,697       65,820       41,310
 Less: Investment expenses...............................          801          470        2,352        1,350
                                                          ------------ ------------ ------------ ------------
     Net investment income...............................  $    21,517  $    13,227  $    63,468  $    39,960
                                                          ============ ============ ============ ============

   See "-- Related Party Investment Transactions" for discussion of related party investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                      Three Months Ended   Nine Months Ended
                                                                        September 30,        September 30,
                                                                     -------------------  ------------------
                                                                      2017       2016       2017      2016
                                                                     ------  -----------  --------  --------
                                                                                  (In thousands)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial.....................................................  $  --   $       --   $    --   $  (870)
                                                                     ------  -----------  --------  --------
       OTTI losses on fixed maturity securities recognized in
        earnings....................................................     --           --        --      (870)
  Fixed maturity securities -- net gains (losses) on sales and
   disposals........................................................   (711)         397    (1,683)   (1,295)
                                                                     ------  -----------  --------  --------
    Total gains (losses) on fixed maturity securities...............   (711)         397    (1,683)   (2,165)
                                                                     ------  -----------  --------  --------
  Equity securities -- net gains (losses) on sales and disposals....     --           --        --         6
  Mortgage loans....................................................      6           87        41       (40)
  Other.............................................................     31          (59)      597        25
                                                                     ------  -----------  --------  --------
       Total net investment gains (losses)..........................  $(674)  $      425   $(1,045)  $(2,174)
                                                                     ======  ===========  ========  ========

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) thousand and $539 thousand for the three months and nine months ended September 30, 2017, respectively, and
 ($25) thousand and $5 thousand for the three months and nine months ended September 30, 2016, respectively.
                                      17

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

4. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                        Three Months Ended September 30,
                                  ---------------------------------------------
                                      2017          2016       2017     2016
                                  ------------- ------------ -------- ---------
                                  Fixed Maturity Securities  Equity Securities
                                  -------------------------- ------------------
                                                 (In thousands)
Proceeds.........................  $    214,635  $    14,717  $    --  $     --
                                  ============= ============ ======== =========
Gross investment gains...........  $        512  $       646  $    --  $     --
Gross investment losses..........       (1,223)        (249)       --        --
OTTI losses......................            --           --       --        --
                                  ------------- ------------ -------- ---------
 Net investment gains (losses)...  $      (711)  $       397  $    --  $     --
                                  ============= ============ ======== =========

                                         Nine Months Ended September 30,
                                  ---------------------------------------------
                                      2017          2016       2017     2016
                                  ------------- ------------ -------- ---------
                                  Fixed Maturity Securities  Equity Securities
                                  -------------------------- ------------------
                                                 (In thousands)
Proceeds.........................  $    384,736  $    44,566  $    --  $    183
                                  ============= ============ ======== =========
Gross investment gains...........  $      1,527  $     1,006  $    --  $      6
Gross investment losses..........       (3,210)      (2,301)       --        --
OTTI losses......................            --        (870)       --        --
                                  ------------- ------------ -------- ---------
 Net investment gains (losses)...  $    (1,683)  $   (2,165)  $    --  $      6
                                  ============= ============ ======== =========

Related Party Investment Transactions

   There were no invested assets transferred during both the three months and nine months ended September 30, 2017. During both the three months and nine months ended September 30, 2016, the Company transferred mortgage loans with an estimated fair value of $1.5 million and amortized cost of $1.4 million to Metropolitan Life Insurance Company ("MLIC"), a former affiliate. Net investment gains (losses) recognized on these transfers was $64 thousand.

   The Company receives investment administrative services from MLIC. The related investment administrative service charges were $704 thousand and $2.1 million for the three months and nine months ended September 30, 2017, respectively, and $453 thousand and $1.3 million for the three months and nine months ended September 30, 2016, respectively.

5. Derivatives

Accounting for Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

5. Derivatives (continued)

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in other comprehensive income
       (loss) ("OCI") (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

5. Derivatives (continued)

   investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      See Note 6 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                              September 30, 2017                December 31, 2016
                                                        ------------------------------- ---------------------------------
                                                          Gross    Estimated Fair Value   Gross     Estimated Fair Value
                                                         Notional ---------------------  Notional  ----------------------
                      Primary Underlying Risk Exposure   Amount    Assets   Liabilities  Amount      Assets   Liabilities
                     ---------------------------------  --------- -------- ------------ ---------- --------- ------------
                                                                                 (In thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
 Foreign currency
   swaps............  Foreign currency exchange rate     $ 53,371  $ 2,674    $  559     $  33,930  $  4,947     $  --
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Foreign currency
   swaps............  Foreign currency exchange rate       16,299    2,692       149        14,063     3,709        --
                                                        --------- -------- ------------ ---------- --------- ------------
    Total..........................................      $ 69,670  $ 5,366    $  708     $  47,993  $  8,656     $  --
                                                        --------- -------- ------------ ---------- --------- ------------

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                             Three Months Ended          Nine Months Ended
                                               September 30,               September 30,
                                         -------------------------- ---------------------------
                                              2017         2016         2017          2016
                                         -------------  ----------- ------------  -------------
                                                             (In thousands)
Freestanding derivatives and hedging
 gains (losses) (1).....................  $       (329)  $       71  $      (475)  $      2,245
Embedded derivatives gains (losses).....       (34,254)       4,933     (149,222)       151,410
                                         -------------  ----------- ------------  -------------
   Total net derivative gains (losses)..  $    (34,583)  $    5,004  $  (149,697)  $    153,655
                                         =============  =========== ============  =============

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

5. Derivatives (continued)


   The Company recognized net investment income from settlement payments related to qualifying hedges of $149 thousand and $430 thousand for the three months and nine months ended September 30, 2017, respectively, and $143 thousand and $410 thousand for the three months and nine months ended September 30, 2016, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $81 thousand and $239 thousand for the three months and nine months ended September 30, 2017, respectively, and $73 thousand and $193 thousand for the three months and nine months ended September 30, 2016, respectively.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The amounts of net derivative gains (losses) from foreign currency exchange rate derivatives that were not designated or qualifying as hedging instruments were ($545) thousand and ($1.1) million for the three months and nine months ended September 30, 2017, respectively, and $118 thousand and $2.6 million for the three months and nine months ended September 30, 2016, respectively.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For both the three months and nine months ended September 30, 2017 and 2016, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both September 30, 2017 and December 31, 2016.

   At September 30, 2017 and December 31, 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $2.4 million and $4.7 million, respectively.

   Gains (losses) deferred in AOCI related to foreign currency swaps were ($1.2) million and ($2.3) million for the three months and nine months ended September 30, 2017, respectively, and ($579) thousand and $1.5 million for the three months and nine months ended September 30, 2016, respectively. For the three months ended September 30, 2017, the amounts the Company reclassified into net derivatives gains (losses) related to foreign currency swaps were $0. For the nine months ended September 30, 2017, the Company reclassified
$1 thousand into net derivative gains (losses) related to foreign currency swaps. For the three months ended September 30, 2016, the amounts reclassified into net derivative gains (losses) related to foreign currency swaps were not significant. For the nine months ended September 30, 2016, $5 thousand was reclassified into net derivative gains (losses) related to foreign currency swaps. For the three months ended September 30, 2017, $1 thousand was reclassified into net derivative gains (losses) representing the ineffective portion of all cash flow hedges. For the nine months ended September 30, 2017, $2 thousand was reclassified into net derivative gains (losses) representing the ineffective portion of all cash flow hedges. For both the three months and nine months ended September 30, 2016, the amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At September 30, 2017, the Company expects to reclassify $204 thousand of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

5. Derivatives (continued)

International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 6 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                     September 30, 2017      December 31, 2016
                                                   ---------------------  -----------------------
Derivatives Subject to a Master Netting
Arrangement or a Similar Arrangement                 Assets   Liabilities   Assets    Liabilities
-------------------------------------------------  --------  ------------ ---------  ------------
                                                                   (In thousands)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................  $ 5,598     $   674    $  8,850     $    --
                                                   --------  ------------ ---------  ------------
   Total gross estimated fair value of
     derivatives (1)..............................    5,598         674       8,850          --
Amounts offset on the balance sheets..............       --          --          --          --
                                                   --------  ------------ ---------  ------------
Estimated fair value of derivatives presented on
 the balance sheets (1)...........................    5,598         674       8,850          --
Gross amounts not offset on the balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................     (674)       (674)         --          --
Cash collateral: (3)
 OTC-bilateral....................................   (4,857)         --      (8,672)         --
Securities collateral: (4)
 OTC-bilateral....................................       --          --          --          --
                                                   --------  ------------ ---------  ------------
Net amount after application of master netting
 agreements and collateral........................  $    67     $    --    $    178     $    --
                                                   ========  ============ =========  ============

--------

(1) At September 30, 2017 and December 31, 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $232 thousand and $194 thousand, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($34) thousand and $0, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At September 30, 2017 and December 31, 2016, the Company received excess cash collateral of $1.7 million and $270 thousand, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at September 30, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    September 30, 2017 and December 31, 2016, the Company did not receive excess securities collateral. At September 30, 2017 and December 31, 2016, the Company provided excess securities collateral with an estimated fair value of $315 thousand and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

5. Derivatives (continued)

both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's Investors Service and Standard & Poor's Global Ratings 500 Index. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both September 30, 2017 and December 31, 2016, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                              September 30, December 31,
                                                           Balance Sheet Location                 2017          2016
                                                 -------------------------------------------- ------------- ------------
                                                                                                    (In thousands)
Embedded derivatives within asset host
 contracts:
 Ceded guaranteed minimum benefits.............. Premiums, reinsurance and other receivables   $   321,524   $   379,297
                                                                                              ============  ============
Embedded derivatives within liability host
 contracts:
 Direct guaranteed minimum benefits............. Policyholder account balances                 $   (44,099)  $   (23,740)
 Fixed annuities with equity indexed returns.... Policyholder account balances                       4,600            --
                                                                                              ------------- ------------
   Embedded derivatives within liability host
     contracts..................................                                               $   (39,499)  $   (23,740)
                                                                                              ============= ============

   The following table presents changes in estimated fair value related to embedded derivatives:

                                            Three Months Ended         Nine Months Ended
                                              September 30,              September 30,
                                         ------------------------ ---------------------------
                                              2017          2016        2017           2016
                                         ------         --------- --------        -----------
                                                            (In thousands)
Net derivative gains (losses) (1), (2)..  $    (34,254)  $  4,933    $  (149,222)  $  151,410

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $1.7 million and $1.0 million for the three months and nine months ended September 30, 2017, respectively, and ($593) thousand and $2.6 million for the three months and nine months ended September 30, 2016, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($43.6) million and ($32.8) million for the three months and nine months ended September 30, 2017, respectively, and $5.6 million and ($50.9) million for the three months and nine months ended September 30, 2016, respectively.

(2) See Note 10 for discussion of related party net derivative gains (losses).

6. Fair Value

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                         September 30, 2017
                                     ----------------------------------------------------------
                                                Fair Value Hierarchy
                                     -----------------------------------------   Total Estimated
                                        Level 1      Level 2        Level 3        Fair Value
                                     -----------   ------------ --------------  ----------------
                                                           (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate..................... $        --   $    692,907 $       54,134   $      747,041
 U.S. government and agency.........     328,860        123,490             --          452,350
 RMBS...............................          --        202,001         14,109          216,110
 Foreign corporate..................          --        248,270         34,945          283,215
 CMBS...............................          --        188,567          5,263          193,830
 State and political subdivision....          --         61,522             --           61,522
 ABS................................          --         47,298          4,926           52,224
 Foreign government.................          --         13,912             --           13,912
                                     -----------   ------------ --------------  ----------------
   Total fixed maturity securities..     328,860      1,577,967        113,377        2,020,204
                                     -----------   ------------ --------------  ----------------
Derivative assets: (1)
 Foreign currency exchange rate.....          --          5,366             --            5,366
                                     -----------   ------------ --------------  ----------------
   Total derivative assets..........          --          5,366             --            5,366
                                     -----------   ------------ --------------  ----------------
Embedded derivatives within asset
 host contracts (2).................          --             --        321,524          321,524
Separate account assets (3).........          --      4,957,400             --        4,957,400
                                     -----------   ------------ --------------  ----------------
       Total assets................. $   328,860   $  6,540,733 $      434,901   $    7,304,494
                                     ===========   ============ ==============  ================
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate..... $        --   $        708 $           --   $          708
Embedded derivatives within
 liability host contracts (2).......          --             --        (39,499)         (39,499)
                                     -----------   ------------ --------------  ----------------
       Total liabilities............ $        --
                                                   $        708 $      (39,499)  $      (38,791)
                                     ===========   ============ ==============  ================

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)

                                                          December 31, 2016
                                     ----------------------------------------------------------
                                               Fair Value Hierarchy
                                     ---------------------------------------   Total Estimated
                                       Level 1      Level 2       Level 3        Fair Value
                                     ------------ ------------ -------------  -----------------
                                                           (In thousands)
Assets
Fixed maturity securities:
 U.S. corporate.....................  $        --  $   681,406  $     40,405   $        721,811
 U.S. government and agency.........      289,186      117,359            --            406,545
 RMBS...............................           --      217,091        21,296            238,387
 Foreign corporate..................           --      200,454        31,886            232,340
 CMBS...............................           --      173,763         5,193            178,956
 State and political subdivision....           --       56,320            --             56,320
 ABS................................           --       21,736         4,934             26,670
 Foreign government.................           --       17,485            --             17,485
                                     ------------ ------------ -------------  -----------------
   Total fixed maturity securities..      289,186    1,485,614       103,714          1,878,514
                                     ------------ ------------ -------------  -----------------
Derivative assets: (1)
 Foreign currency exchange rate.....           --        8,656            --              8,656
                                     ------------ ------------ -------------  -----------------
   Total derivative assets..........           --        8,656            --              8,656
                                     ------------ ------------ -------------  -----------------
Embedded derivatives within asset
 host contracts (2).................           --           --       379,297            379,297
Separate account assets (3).........           --    4,758,449            --          4,758,449
                                     ------------ ------------ -------------  -----------------
     Total assets...................  $   289,186  $ 6,252,719  $    483,011   $      7,024,916
                                     ============ ============ =============  =================
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.....  $        --  $        --  $         --   $             --
Embedded derivatives within
 liability host contracts (2).......           --           --       (23,740)           (23,740)
                                     ------------ ------------ -------------  -----------------
     Total liabilities..............  $        --  $        --  $    (23,740)  $        (23,740)
                                     ============ ============ =============  =================

--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 9% of the total estimated fair value of Level 3 fixed maturity securities at September 30, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the nine months ended September 30, 2017.

   Securities

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


      The valuation of all instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                       Level 3
                            Observable Inputs                            Unobservable Inputs
-------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
-------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the
            income approaches.                                 market approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect
              new issuances; issuer rating                       specific credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not
            . Privately-placed securities are valued using       active for identical or similar
              the additional key inputs:                         securities that are less liquid and
             . market yield curve; call provisions               based on lower levels of trading
             . observable prices and spreads for similar         activity than securities classified
               public or private securities that incorporate     in Level 2
               the credit quality and industry sector of the   . independent non-binding broker
               issuer                                            quotations
             . delta spread adjustments to reflect specific
               credit-related issues
-------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
-------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market       . N/A
            approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-------------------------------------------------------------------------------------------------------
 Structured Securities
-------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the
            income approaches.                                 market and income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not
              off benchmark yields                               active for identical or similar
            . expected prepayment speeds and volumes             securities that are less liquid and
            . current and forecasted loss severity; ratings;     based on lower levels of trading
              geographic region                                  activity than securities classified
            . weighted average coupon and weighted average       in Level 2
              maturity                                         . independent non-binding broker
            . average delinquency rates; debt-service            quotations
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
-------------------------------------------------------------------------------------------------------
  Mutual funds without readily determinable fair values as prices are not published publicly
-------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported net asset value
              provided by the fund managers
-------------------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including mutual funds.

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


    The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Approaches and Key Inputs:

        This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

              Instrument                          Foreign Currency
                                                    Exchange Rate
 -----------------------------------------------------------------------------
 Inputs common to Level 2 by            . swap yield curves
  instrument type                       . basis curves
                                        . currency spot rates
                                        . cross currency basis curves

 Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Approaches and Key Inputs:

     Direct guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both September 30, 2017 and December 31, 2016.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                         September 30, 2017             December 31, 2016           Impact of
                                                     ---------------------------   ---------------------------      Increase in
                                  Significant                                                                         Input
                  Valuation       Unobservable                          Weighted                      Weighted     on Estimated
                 Techniques          Inputs              Range         Average (1)     Range         Average (1)  Fair Value (2)
                ------------  --------------------   -------------    ------------ -------------    ------------ ----------------
Fixed
 maturity
 securities (3)
U.S.            . Matrix      . Offered                                              94   -    136      107      Increase
 corporate        pricing       quotes (4)
 and
 foreign
 corporate.....                                        96   -    140      107
                . Market      . Quoted
                  pricing       prices (4)             74   -    110      98         75   -    110      97       Increase
                -----------------------------------------------------------------------------------------------------------------
RMBS........... . Market      . Quoted
                  pricing       prices (4)             59   -    100      83         56   -    111      86       Increase (5)
                -----------------------------------------------------------------------------------------------------------------
CMBS........... . Market      . Quoted
                  pricing       prices (4)                                          104   -    104      104      Increase (5)
                -----------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct and      . Option      . Mortality
 ceded            pricing       rates:
 guaranteed       techniques
 minimum
 benefits......
                                Ages 0 - 40            0%   -   0.09%                0%   -   0.09%              Decrease (6)
                                Ages 41 - 60         0.04%  -   0.65%              0.04%  -   0.65%              Decrease (6)
                                Ages 61 - 115        0.26%  -   100%               0.26%  -   100%               Decrease (6)
                              . Lapse rates:
                                Durations
                                1 - 10               0.25%  -   100%               0.25%  -   100%               Decrease (7)

                                Durations 11 - 20      2%   -   100%                 2%   -   100%               Decrease (7)

                                Durations 21 - 116     2%   -   100%                 2%   -   100%               Decrease (7)
                              . Utilization
                                rates                  0%   -    25%                 0%   -    25%               Increase (8) (9)
                              . Withdrawal
                                rates                0.25%  -    10%               0.25%  -    10%
                              . Long-term            17.40% -    25%               17.40% -    25%               Increase (10)
                                equity
                                volatilities
                              . Nonperformance       0.66%  -   1.59%              0.04%  -   0.57%              Decrease (11)
                                risk spread

--------

 (1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

 (2)The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (5)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (6)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (7)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


 (8)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (9)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (10)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (11)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                            ------------------------------------------------------------------------
                                                                  Fixed Maturity Securities
                                                            -----------------------------------------------
                                                                                             Structured              Net Embedded
                                                                Corporate (1)                Securities             Derivatives (2)
                                                            --------------------          -----------------        ----------------
-
                                                                            (In thousands)
Three Months Ended September 30, 2017
Balance, beginning of period...............................  $            83,981           $         27,860         $        401,443
Total realized/unrealized gains (losses) included in net
 income (loss) (3) (4).....................................                  (19)                       105                 (34,254)
Total realized/unrealized gains (losses) included in AOCI..                  788                        107                       --
Purchases (5)..............................................                4,895                         --                       --
Sales (5)..................................................                 (566)                   (3,774)                       --
Issuances (5)..............................................                   --                         --                       --
Settlements (5)............................................                   --                         --                  (6,166)
Transfers into Level 3 (6).................................                   --                         --                       --
Transfers out of Level 3 (6)...............................                   --                         --                       --
                                                            --------------------          -----------------        -----------------
Balance, end of period.....................................  $            89,079           $         24,298         $        361,023
                                                            ====================          =================        =================
Three Months Ended September 30, 2016
Balance, beginning of period...............................  $            60,369           $          8,682         $        495,566
Total realized/unrealized gains (losses) included in net
 income (loss) (3) (4).....................................                  416                         83                    4,933
Total realized/unrealized gains (losses) included in AOCI..                 (273)                      (90)                       --
Purchases (5)..............................................                   --                        808                       --
Sales (5)..................................................               (2,704)                     (445)                       --
Issuances (5)..............................................                   --                         --                       --
Settlements (5)............................................                   --                         --                  (6,140)
Transfers into Level 3 (6).................................                   --                      4,312                       --
Transfers out of Level 3 (6)...............................                   --                         --                       --
                                                            --------------------          -----------------         ----------------
Balance, end of period.....................................  $            57,808           $         13,350          $       494,359
                                                            ====================          =================         ================
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 September 30, 2017 (7)....................................  $               (19)          $            105          $      (28,782)
                                                            ====================          =================         ================
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 September 30, 2016 (7)....................................  $               (26)          $             83          $         6,029
                                                            ====================          =================         ================

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                    ----------------------------------------------------------------------
                                                     Fixed Maturity Securities
                                                    ---------------------------------------------
                                                                                   Structured                 Net Embedded
                                                    Corporate (1)                  Securities                Derivatives (2)
                                                    -------------                 ------------               ---------------
                                                                              (In thousands)
Nine Months Ended September 30, 2017
Balance, beginning of period......................  $     72,291                   $     1,423                 $     403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................           (74)                          296                      (149,222)
Total realized/unrealized gains (losses) included
 in AOCI..........................................         3,618                           544                            --
Purchases (5).....................................        14,549                            --                            --
Sales (5).........................................        (1,305)                       (7,965)                           --
Issuances (5).....................................            --                            --                            --
Settlements (5)...................................            --                            --                       107,208
Transfers into Level 3 (6)........................            --                            --                            --
Transfers out of Level 3 (6)......................            --                            --                            --
                                                   -------------                  ------------                --------------
Balance, end of period............................  $     89,079                   $    24,298                 $     361,023
                                                   =============                  ============                ===============
Nine Months Ended September 30, 2016
Balance, beginning of period......................  $     55,189                   $    13,862                 $     360,381
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................           (60)                          213                       151,410
Total realized/unrealized gains (losses) included
 in AOCI..........................................         2,819                          (207)                           --
Purchases (5).....................................         2,029                           829                            --
Sales (5).........................................          (306)                       (1,347)                           --
Issuances (5).....................................            --                            --                            --
Settlements (5)...................................            --                            --                       (17,432)
Transfers into Level 3 (6)........................            --                            --                            --
Transfers out of Level 3 (6)......................        (1,863)                           --                            --
                                                   -------------                  ------------                --------------
Balance, end of period............................  $     57,808                   $    13,350                 $     494,359
                                                   =============                  ============                ==============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at September 30, 2017 (7)........................  $          1                   $       322                 $    (141,675)
                                                   =============                  ============                ==============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at September 30, 2016 (7)........................  $        (59)                  $       212                 $     156,272
                                                   =============                  ============                ==============

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                            September 30, 2017
                                 -------------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                                 -----------------------------------------
                                                                                               Total
                                    Carrying                                                 Estimated
                                     Value         Level 1      Level 2        Level 3       Fair Value
                                 --------------- ------------ ------------ --------------- ---------------
                                                              (In thousands)
Assets
Mortgage loans..................  $      390,470  $        --  $        --  $      390,862  $      390,862
Premiums, reinsurance and other
 receivables....................  $       22,697  $        --  $     2,453  $       24,735  $       27,188
Liabilities
Policyholder account balances...  $    1,170,350  $        --  $        --  $    1,160,784  $    1,160,784

                                                             December 31, 2016
                                 -------------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                                 -----------------------------------------
                                                                                               Total
                                    Carrying                                                 Estimated
                                     Value         Level 1      Level 2        Level 3       Fair Value
                                 --------------- ------------ ------------ --------------- ---------------
                                                              (In thousands)
Assets
Mortgage loans..................  $      406,085  $        --  $        --  $      404,079  $      404,079
Premiums, reinsurance and other
  receivables...................  $       30,122  $        --  $     2,095  $       30,272  $       32,367
Liabilities
Policyholder account balances...  $    1,214,186  $        --  $        --  $    1,283,338  $    1,283,338

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

6. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of payable for securities purchased. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are equal to carrying values.

7. Equity

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                               Three Months Ended September 30, 2017
                                         ------------------------------------------------
                                             Unrealized
                                          Investment Gains    Unrealized Gains
                                          (Losses), Net of      (Losses) on
                                         Related Offsets (1)    Derivatives       Total
                                         -------------------  ----------------  ---------
                                                          (In thousands)
Balance, beginning of period............            $ 18,645           $ 2,321  $  20,966
OCI before reclassifications............               3,183            (1,145)     2,038
Deferred income tax benefit (expense)...              (1,114)              401       (713)
                                         -------------------  ----------------  ---------
 AOCI before reclassifications, net of
   income tax...........................              20,714             1,577     22,291
                                         -------------------  ----------------  ---------
Amounts reclassified from AOCI..........                 712                (2)       710
Deferred income tax benefit (expense)...                (249)               --       (249)
                                         -------------------  ----------------  ---------
 Amounts reclassified from AOCI, net of
   income tax...........................                 463                (2)       461
                                         -------------------  ----------------  ---------
Balance, end of period..................            $ 21,177           $ 1,575  $  22,752
                                         ===================  ================  =========

                                               Three Months Ended September 30, 2016
                                         ------------------------------------------------
                                             Unrealized
                                          Investment Gains    Unrealized Gains
                                          (Losses), Net of      (Losses) on
                                         Related Offsets (1)    Derivatives       Total
                                         -------------------  ----------------  ---------
                                                          (In thousands)
Balance, beginning of period............            $ 47,646           $ 3,395  $  51,041
OCI before reclassifications............               6,569              (579)     5,990
Deferred income tax benefit (expense)...              (2,337)              202     (2,135)
                                         -------------------  ----------------  ---------
 AOCI before reclassifications, net of
   income tax...........................              51,878             3,018     54,896
                                         -------------------  ----------------  ---------
Amounts reclassified from AOCI..........                (398)               --       (398)
Deferred income tax benefit (expense)...                 138                --        138
                                         -------------------  ----------------  ---------
 Amounts reclassified from AOCI, net of
   income tax...........................                (260)               --       (260)
                                         -------------------  ----------------  ---------
Balance, end of period..................            $ 51,618           $ 3,018  $  54,636
                                         ===================  ================  =========

                                               Nine Months Ended September 30, 2017
                                         ------------------------------------------------
                                             Unrealized
                                          Investment Gains    Unrealized Gains
                                          (Losses), Net of      (Losses) on
                                         Related Offsets (1)    Derivatives       Total
                                         -------------------  ----------------  ---------
                                                          (In thousands)
Balance, beginning of period............            $  1,340           $ 3,067  $   4,407
OCI before reclassifications............              28,841            (2,294)    26,547
Deferred income tax benefit (expense)...             (10,095)              803     (9,292)
                                         -------------------  ----------------  ---------
 AOCI before reclassifications, net of
   income tax...........................              20,086             1,576     21,662
                                         -------------------  ----------------  ---------
Amounts reclassified from AOCI..........               1,678                (1)     1,677
Deferred income tax benefit (expense)...                (587)               --       (587)
                                         -------------------  ----------------  ---------
 Amounts reclassified from AOCI, net of
   income tax...........................               1,091                (1)     1,090
                                         -------------------  ----------------  ---------
Balance, end of period..................            $ 21,177           $ 1,575  $  22,752
                                         ===================  ================  =========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

7. Equity (continued)


                                               Nine Months Ended September 30, 2016
                                         ------------------------------------------------
                                             Unrealized
                                          Investment Gains    Unrealized Gains
                                          (Losses), Net of      (Losses) on
                                         Related Offsets (1)    Derivatives       Total
                                         -------------------  ----------------  ---------
                                                          (In thousands)
Balance, beginning of period............            $  3,333        $    2,073  $   5,406
OCI before reclassifications............              72,250             1,459     73,709
Deferred income tax benefit (expense)...             (25,326)             (511)   (25,837)
                                         -------------------  ----------------  ---------
 AOCI before reclassifications, net of
   income tax...........................              50,257             3,021     53,278
                                         -------------------  ----------------  ---------
Amounts reclassified from AOCI..........               2,096                (5)     2,091
Deferred income tax benefit (expense)...                (735)                2       (733)
                                         -------------------  ----------------  ---------
 Amounts reclassified from AOCI, net of
   income tax...........................               1,361                (3)     1,358
                                         -------------------  ----------------  ---------
Balance, end of period..................            $ 51,618        $    3,018  $  54,636
                                         ===================  ================  =========

--------

(1) See Note 4 for information on offsets to investments related to DAC and DSI.

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                  Statements of Operations and
                                                                                                   Comprehensive Income (Loss)
AOCI Components                                               Amounts Reclassified from AOCI                Locations
----------------------------------------------------- ------------------------------------------  ------------------------------
                                                          Three Months           Nine Months
                                                              Ended                 Ended
                                                          September 30,         September 30,
                                                      --------------------  --------------------
                                                          2017       2016       2017       2016
                                                      ---------  ---------  ---------  ---------
                                                                    (In thousands)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)........... $    (711) $     398  $  (1,694) $  (2,158) Net investment gains (losses)
  Net unrealized investment gains (losses)...........        (1)        --         16         62  Net investment income
                                                      ---------  ---------  ---------  ---------
  Net unrealized investment gains (losses), before
    income tax.......................................      (712)       398     (1,678)    (2,096)
  Income tax (expense) benefit.......................       249       (138)       587        735
                                                      ---------  ---------  ---------  ---------
  Net unrealized investment gains (losses), net of
    income tax.......................................      (463)       260     (1,091)    (1,361)
                                                      ---------  ---------  ---------  ---------
Unrealized gains (losses) on derivatives - cash flow
  hedges:
  Foreign currency swaps.............................         2         --          1          5  Net derivative gains (losses)
                                                      ---------  ---------  ---------  ---------
   Gains (losses) on cash flow hedges, before
    income tax.......................................         2         --          1          5
   Income tax (expense) benefit......................        --         --         --         (2)
                                                      ---------  ---------  ---------  ---------
   Gains (losses) on cash flow hedges, net of
    income tax.......................................         2         --          1          3
                                                      ---------  ---------  ---------  ---------
Total reclassifications, net of income tax........... $    (461) $     260  $  (1,090) $  (1,358)
                                                      =========  =========  =========  =========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)


8. Other Expenses

   Information on other expenses was as follows:

                               Three Months Ended             Nine Months Ended
                                  September 30,                 September 30,
                          ----------------------------  ----------------------------
                               2017           2016           2017           2016
                          -------------  -------------  -------------  -------------
                                                (In thousands)
Compensation............. $       3,640  $       1,752  $       9,977  $       6,352
Pension, postretirement
 and postemployment
 benefit costs...........            --            187             --            608
Commissions..............         9,584          4,289         23,085         12,536
Volume-related costs.....         1,692          1,288          2,953          3,653
Related party expenses
 on ceded reinsurance....            --          2,984          4,523          7,798
Capitalization of DAC....        (5,111)        (1,194)       (11,079)        (3,588)
Premium taxes, licenses
 and fees................           762            640          1,662          2,107
Professional services....           874            427          2,792          1,012
Rent and related expenses            84            273            368            822
Other....................         4,551          2,826         13,395         10,710
                          -------------  -------------  -------------  -------------
 Total other expenses.... $      16,076  $      13,472  $      47,676  $      42,010
                          =============  =============  =============  =============

Related Party Expenses

   Commissions and capitalization of DAC include the impact of related party reinsurance transactions. See Note 10 for a discussion of related party expenses included in the table above.

9. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

      Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $42 thousand at both September 30, 2017 and December 31, 2016.

 Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $15.2 million at September 30, 2017. The Company did not have commitments to lend funds under private corporate bond investments at December 31, 2016.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

9. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both September 30, 2017 and December 31, 2016.

10. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the periods indicated:

                    Three Months Ended             Nine Months Ended
                       September 30,                 September 30,
               ----------------------------- ------------------------------
                    2017           2016           2017            2016
               -------------- -------------- --------------- --------------
                                      (In thousands)
    Income.... $     (65,249) $     (31,068) $     (266,607) $      165,899
    Expense... $      (6,496) $     (11,887) $      (48,573) $     (43,780)

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                              September 30, 2017 December 31, 2016
                              ------------------ -----------------
                                         (In thousands)
              Assets.........       $    534,026     $     322,394
              Liabilities....       $    471,696     $      99,641

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont, all of which were related parties as of September 30, 2017.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

10. Related Party Transactions (continued)


   Information regarding the significant effects of related party reinsurance included on the interim condensed statements of operations and comprehensive income (loss) was as follows:

                                                                   Three Months Ended          Nine Months Ended
                                                                      September 30,              September 30,
                                                                ------------------------  ---------------------------
                                                                    2017         2016         2017          2016
                                                                ------------- ----------  ------------- -------------
                                                                                   (In thousands)
Premiums
Reinsurance ceded.............................................. $     (7,000) $  (10,273) $    (43,347) $    (31,030)
Universal life and investment-type product policy fees
Reinsurance ceded.............................................. $       (908) $     (911) $     (2,719) $     (2,738)
Other revenues
Reinsurance ceded.............................................. $    (15,666) $   (7,567) $    (43,566) $    (21,474)
Policyholder benefits and claims
Reinsurance ceded.............................................. $    (14,580) $  (16,678) $    (72,985) $    (57,597)
Interest credited to policyholder account balances
Reinsurance ceded.............................................. $        (71) $      (88) $       (227) $       (242)
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance ceded.............................................. $       (186) $     (913) $       (635) $     (2,203)
Other expenses
Reinsurance ceded.............................................. $     (1,932) $      349  $     (1,221) $       (194)

   Information regarding the significant effects of ceded related party reinsurance included on the interim condensed balance sheets was as follows at:

                                                                   September 30, 2017  December 31, 2016
                                                                   ------------------  -----------------
                                                                               (In thousands)
Assets
Premiums, reinsurance and other receivables.......................     $      534,601     $      321,868
Deferred policy acquisition costs and value of business acquired..             (4,912)            (4,309)
                                                                   ------------------  -----------------
 Total assets.....................................................     $      529,689     $      317,559
                                                                   ==================  =================
Liabilities
Other liabilities.................................................     $      471,669     $       99,641
                                                                   ------------------  -----------------
 Total liabilities................................................     $      471,669     $       99,641
                                                                   ==================  =================

   The Company cedes risks to Brighthouse Insurance related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $321.5 million and $211.2 million at September 30, 2017 and December 31, 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($44.1) million and ($59.3) million for the three months and nine months ended September 30, 2017, respectively, and ($9.8) million and $77.2 million for the three months and nine months ended September 30, 2016, respectively.

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Insurance, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements, previously issued by the Company. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of reinsurance termination. Concurrent with the recapture from MLIC, the Company

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

Notes to the Interim Condensed Financial Statements (Unaudited) -- (continued)

10. Related Party Transactions (continued)

executed a reinsurance agreement with Brighthouse Insurance, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

Capital Support Arrangement

   MetLife previously had a net worth maintenance agreement with the Company, pursuant to which MetLife agreed to cause the Company to meet specified capital and surplus levels and had guaranteed liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this net worth maintenance agreement was terminated on August 4, 2017.

Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 4 for further discussion of the related party investment transactions.

Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $10.2 million and $26.5 million for the three months and nine months ended September 30, 2017, respectively, and $5.2 million and $15.8 million for the three months and nine months ended September 30, 2016, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the periods indicated:

                                Three Months Ended      Nine Months Ended
                                  September 30,           September 30,
                              ---------------------- -----------------------
                                 2017        2016       2017        2016
                              ----------- ---------- ----------- -----------
                                              (In thousands)
    Fee income............... $     3,183 $    2,531 $     9,163 $     7,409
    Commission expense....... $    10,246 $    8,126 $    27,212 $    23,045

   The following table summarizes assets and liabilities from transactions with related party broker-dealers as follow at:

                                        September 30, 2017 December 31, 2016
                                        ------------------ -----------------
                                                   (In thousands)
    Fee income receivables.............    $      1,040       $      934

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Item 8. Financial Statements and Supplementary Data

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................      2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016,
  2015 and 2014:
 Balance Sheets..................................................................................      3
 Statements of Operations........................................................................      4
 Statements of Comprehensive Income (Loss).......................................................      5
 Statements of Stockholder's Equity..............................................................      6
 Statements of Cash Flows........................................................................      7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      8
 Note 2 -- Segment Information...................................................................     19
 Note 3 -- Insurance.............................................................................     22
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     27
 Note 5 -- Reinsurance...........................................................................     29
 Note 6 -- Investments...........................................................................     34
 Note 7 -- Derivatives...........................................................................     43
 Note 8 -- Fair Value............................................................................     48
 Note 9 -- Equity................................................................................     60
 Note 10 -- Other Expenses.......................................................................     63
 Note 11 -- Income Tax...........................................................................     64
 Note 12 -- Contingencies, Commitments and Guarantees............................................     66
 Note 13 -- Related Party Transactions...........................................................     68
 Note 14 -- Subsequent Events....................................................................     69
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties...............     70
 Schedule III -- Supplementary Insurance Information.............................................     71
 Schedule IV -- Reinsurance......................................................................     73

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company of NY:

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company" and formerly, First MetLife Investors Insurance Company) as of December 31, 2016 and 2015, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to the Financial Statements, Notes and Schedules. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company of NY as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2017

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2016 and 2015

                (In thousands, except share and per share data)

                                                                                                         2016          2015
                                                                                                     ------------- -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,870,654 and $1,081,183, respectively)....................................................................  $  1,878,514  $  1,087,215
 Mortgage loans (net of valuation allowances of $1,775 and $640, respectively)......................       406,085       141,278
 Short-term investments, principally at estimated fair value........................................            --        18,484
 Other invested assets, at estimated fair value.....................................................         8,656         4,981
                                                                                                     ------------- -------------
   Total investments................................................................................     2,293,255     1,251,958
Cash and cash equivalents, principally at estimated fair value......................................        18,583         9,310
Accrued investment income...........................................................................        16,626         9,316
Premiums, reinsurance and other receivables.........................................................       354,939     1,539,801
Deferred policy acquisition costs and value of business acquired....................................        85,173       107,514
Current income tax recoverable......................................................................        57,736         2,801
Other assets........................................................................................        48,285        62,937
Separate account assets.............................................................................     4,758,449     4,792,140
                                                                                                     ------------- -------------
     Total assets...................................................................................  $  7,633,046  $  7,775,777
                                                                                                     ============= =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..............................................................................  $    627,007  $    548,208
Policyholder account balances.......................................................................     1,202,350     1,248,493
Other policy-related balances.......................................................................         7,285         8,560
Payables for collateral under derivative transactions...............................................         8,942         3,300
Deferred income tax liability.......................................................................       219,839       121,117
Other liabilities...................................................................................       112,441       446,637
Separate account liabilities........................................................................     4,758,449     4,792,140
                                                                                                     ------------- -------------
     Total liabilities..............................................................................     6,936,313     7,168,455
                                                                                                     ------------- -------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding............         2,000         2,000
Additional paid-in capital..........................................................................       340,931       340,931
Retained earnings...................................................................................       349,395       258,985
Accumulated other comprehensive income (loss).......................................................         4,407         5,406
                                                                                                     ------------- -------------
     Total stockholder's equity.....................................................................       696,733       607,322
                                                                                                     ------------- -------------
     Total liabilities and stockholder's equity.....................................................  $  7,633,046  $  7,775,777
                                                                                                     ============= =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                      2016          2015          2014
                                                                                  ------------  ------------  ------------
Revenues
Premiums.........................................................................  $    50,739   $    71,872   $    81,482
Universal life and investment-type product policy fees...........................      103,000       110,905       104,544
Net investment income............................................................       57,780        52,944        41,053
Other revenues...................................................................       29,192        (9,465)       47,305
Net investment gains (losses)....................................................       (3,737)        4,399           552
Net derivative gains (losses)....................................................       67,726        65,000       127,162
                                                                                  ------------  ------------  ------------
  Total revenues.................................................................      304,700       295,655       402,098
                                                                                  ------------  ------------  ------------
Expenses
Policyholder benefits and claims.................................................       51,980        49,400        76,905
Interest credited to policyholder account balances...............................       39,914        52,133        54,136
Amortization of deferred policy acquisition costs and value of business acquired.       23,217       103,826        68,771
Other expenses...................................................................       57,027        65,213        79,567
                                                                                  ------------  ------------  ------------
  Total expenses.................................................................      172,138       270,572       279,379
                                                                                  ------------  ------------  ------------
Income (loss) before provision for income tax....................................      132,562        25,083       122,719
Provision for income tax expense (benefit).......................................       42,152         1,988        36,270
                                                                                  ------------  ------------  ------------
Net income (loss)................................................................  $    90,410   $    23,095   $    86,449
                                                                                  ============  ============  ============

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                          2016           2015           2014
                                                                      ------------  -------------  -------------
Net income (loss)....................................................  $    90,410   $     23,095   $     86,449
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (3,066)       (55,353)        44,913
 Unrealized gains (losses) on derivatives............................        1,529          2,760          1,278
                                                                      ------------  -------------  -------------
Other comprehensive income (loss), before income tax.................       (1,537)       (52,593)        46,191
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................          538         18,408        (16,167)
                                                                      ------------  -------------  -------------
Other comprehensive income (loss), net of income tax.................         (999)       (34,185)        30,024
                                                                      ------------  -------------  -------------
Comprehensive income (loss)..........................................  $    89,411   $    (11,090)  $    116,473
                                                                      ============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                           Accumulated
                                                                  Additional                  Other          Total
                                                        Common     Paid-in     Retained   Comprehensive  Stockholder's
                                                        Stock      Capital     Earnings   Income (Loss)     Equity
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2013.........................  $    2,000  $  340,919  $  149,441  $      9,567    $  501,927
Capital contribution.................................                      12                                      12
Net income (loss)....................................                              86,449                      86,449
Other comprehensive income (loss), net of income tax.                                            30,024        30,024
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2014.........................       2,000     340,931     235,890        39,591       618,412
Net income (loss)....................................                              23,095                      23,095
Other comprehensive income (loss), net of income tax.                                           (34,185)      (34,185)
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2015.........................       2,000     340,931     258,985         5,406       607,322
Net income (loss)....................................                              90,410                      90,410
Other comprehensive income (loss), net of income tax.                                              (999)         (999)
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2016.........................  $    2,000  $  340,931  $  349,395  $      4,407    $  696,733
                                                      =========== =========== =========== =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                  2016              2015              2014
                                                                            ----------------  ----------------  ----------------
Cash flows from operating activities
Net income (loss)..........................................................  $        90,410   $        23,095   $        86,449
Adjustments to reconcile net income (loss) to net cash provided by (used
 in) operating activities:
 Depreciation and amortization expenses....................................            3,534             1,408             1,571
 Amortization of premiums and accretion of discounts associated with
  investments, net.........................................................             (828)           (1,918)             (852)
 (Gains) losses on investments, net........................................            3,737            (4,399)             (552)
 (Gains) losses on derivatives, net........................................          (44,031)          (41,794)         (130,598)
 Interest credited to policyholder account balances........................           39,914            52,133            54,136
 Universal life and investment-type product policy fees....................         (103,000)         (110,905)         (104,544)
 Change in accrued investment income.......................................             (404)           (1,048)           (1,664)
 Change in premiums, reinsurance and other receivables.....................          433,724             2,601           (29,111)
 Change in deferred policy acquisition costs and value of business
  acquired, net............................................................           18,241            99,059            48,461
 Change in income tax......................................................           44,325           (78,460)           78,307
 Change in other assets....................................................          103,403           102,648           117,079
 Change in future policy benefits and other policy-related balances........           77,708            68,764            75,237
 Change in other liabilities...............................................         (334,195)           12,764           291,365
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) operating activities........................          332,538           123,948           485,284
                                                                            ----------------  ----------------  ----------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.................................................          140,236           364,194           340,571
 Mortgage loans............................................................           42,446            23,593             5,371
Purchases of:
 Fixed maturity securities.................................................         (379,993)         (372,108)         (726,115)
 Mortgage loans............................................................          (44,325)          (45,240)          (10,050)
Cash received in connection with freestanding derivatives..................               54               786                --
Cash paid in connection with freestanding derivatives......................              (25)             (822)               (4)
Net change in short-term investments.......................................           18,487            (6,380)            8,018
Net change in other invested assets........................................                2               414               (12)
Other, net.................................................................              183                --                --
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) investing activities........................         (222,935)          (35,563)         (382,221)
                                                                            ----------------  ----------------  ----------------
Cash flows from financing activities
Policyholder account balances:
 Deposits..................................................................           50,745            56,728            38,453
 Withdrawals...............................................................         (156,717)         (146,131)         (135,867)
Net change in payables for collateral under derivative transactions........            5,642             3,300                --
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) financing activities........................         (100,330)          (86,103)          (97,414)
                                                                            ----------------  ----------------  ----------------
Change in cash and cash equivalents........................................            9,273             2,282             5,649
Cash and cash equivalents, beginning of year...............................            9,310             7,028             1,379
                                                                            ----------------  ----------------  ----------------
Cash and cash equivalents, end of year.....................................  $        18,583   $         9,310   $         7,028
                                                                            ================  ================  ================
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax................................................................  $        (1,314)  $        80,448   $       (40,683)
                                                                            ================  ================  ================
Non-cash transactions:
 Capital contribution......................................................  $            --   $            --   $            12
                                                                            ================  ================  ================
 Transfer of fixed maturity securities from affiliates.....................  $       552,113   $            --   $            --
                                                                            ================  ================  ================
 Transfer of mortgage loans from affiliates................................  $       266,557   $            --   $            --
                                                                            ================  ================  ================

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse NY" and the "Company" refer to Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company), a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include the Company and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------------
Accounting Policy                                                                          Note
-----------------------------------------------------------------------------------------------
Insurance                                                                                3
-----------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles      4
-----------------------------------------------------------------------------------------------
Reinsurance                                                                              5
-----------------------------------------------------------------------------------------------
Investments                                                                              6
-----------------------------------------------------------------------------------------------
Derivatives                                                                              7
-----------------------------------------------------------------------------------------------
Fair Value                                                                               8
-----------------------------------------------------------------------------------------------
Income Tax                                                                               11
-----------------------------------------------------------------------------------------------
Litigation Contingencies                                                                 12

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

      The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional    Actual and expected future gross premiums.
  contracts (term insurance)
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable deferred annuity contracts           Actual and expected future gross profits.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. (See Note 6 "Investments -- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities"). The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Income Tax

    The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $12.4 million at both December 31, 2016 and 2015. Accumulated amortization of capitalized software was $5.9 million and $3.8 million at December 31, 2016 and 2015, respectively. Related amortization expense was $2.2 million, $13 thousand and $212 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

   Employee Benefit Plans

    Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

    Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

    Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. The adoption did not have an impact on the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decision maker or service provider are variable interests in a variable interest entity ("VIE"), and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. Amounts related to VIEs, as of December 31, 2016, disclosed in Note 6 reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decision maker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The Company is currently evaluating the impact of this guidance on its financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company is currently evaluating the impact of this guidance on its financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its financial statements.

   In January 2016, the FASB issued new guidance ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the statements of operations.

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment offers a variety of variable, fixed and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment previously offered insurance products and services, including term and universal life, designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, ancillary U.S. term life business sold direct to consumer and expenses associated with income tax audit issues.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts; and

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)


   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss).

   Net investment income is based upon the actual results within a specifically identifiable investment portfolio and is allocated to segments at a rate based upon each product's net GAAP liability, adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                      Operating Results
                                             -----------------------------------
                                                                        Corporate
 Year Ended December 31, 2016                  Annuities     Life       & Other      Total
-------------------------------------------- ----------- -----------  ----------- -----------
                                                              (In thousands)
 Pre-tax operating earnings.................  $   52,855  $   40,561   $   9,665   $  103,081
 Provision for income tax expense (benefit).      14,623      14,197       3,014       31,834
                                             ----------- -----------  ----------- -----------
   Operating earnings.......................  $   38,232  $   26,364   $   6,651       71,247
                                             =========== ===========  ===========
 Adjustments for:
 Net investment gains (losses)..............                                           (3,737)
 Net derivative gains (losses)..............                                           67,726
 Other adjustments to net income............                                          (34,508)
 Provision for income tax (expense) benefit.                                          (10,318)
                                                                                  -----------
   Net income (loss)........................                                       $   90,410
                                                                                  ===========
 Inter-segment revenues.....................  $       70  $   (3,791)  $  (1,555)
 Interest revenue...........................  $   27,747  $   17,108   $  13,204

                                                           Corporate
 At December 31, 2016             Annuities     Life       & Other       Total
------------------------------ ------------- ----------- ----------- -------------
                                                 (In thousands)
 Total assets.................  $  6,708,803  $  342,592  $  581,651  $  7,633,046
 Separate account assets......  $  4,758,449  $       --  $       --  $  4,758,449
 Separate account liabilities.  $  4,758,449  $       --  $       --  $  4,758,449

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)


                                                        Operating Results
                                             ---------------------------------------
                                                                           Corporate
 Year Ended December 31, 2015                  Annuities      Life         & Other        Total
-------------------------------------------- ------------ ------------  ------------  ------------
                                                                 (In thousands)
 Pre-tax operating earnings.................  $    20,794  $   (60,934)  $    11,842   $   (28,298)
 Provision for income tax expense (benefit).        1,139      (21,327)        3,493       (16,695)
                                             ------------ ------------  ------------  ------------
   Operating earnings.......................  $    19,655  $   (39,607)  $     8,349       (11,603)
                                             ============ ============  ============
 Adjustments for:
 Net investment gains (losses)..............                                                 4,399
 Net derivative gains (losses)..............                                                65,000
 Other adjustments to net income............                                               (16,018)
 Provision for income tax (expense) benefit.                                               (18,683)
                                                                                      ------------
   Net income (loss)........................                                           $    23,095
                                                                                      ============
 Inter-segment revenues.....................  $     1,505  $   (36,366)  $    (1,371)
 Interest revenue...........................  $    23,210  $    15,432   $    14,516

                                                           Corporate
 At December 31, 2015             Annuities     Life       & Other       Total
------------------------------ ------------- ----------- ----------- -------------
                                                 (In thousands)
 Total assets.................  $  6,675,617  $  607,090  $  493,070  $  7,775,777
 Separate account assets......  $  4,792,140  $       --  $       --  $  4,792,140
 Separate account liabilities.  $  4,792,140  $       --  $       --  $  4,792,140

                                                        Operating Results
                                             ---------------------------------------
                                                                           Corporate
 Year Ended December 31, 2014                  Annuities      Life         & Other        Total
-------------------------------------------- ------------ ------------  ------------  ------------
                                                                 (In thousands)
 Pre-tax operating earnings.................  $    22,539  $    (7,980)  $     9,352   $    23,911
 Provision for income tax expense (benefit).        8,239       (2,493)       (4,059)        1,687
                                             ------------ ------------  ------------  ------------
   Operating earnings.......................  $    14,300  $    (5,487)  $    13,411        22,224
                                             ============ ============  ============
 Adjustments for:
 Net investment gains (losses)..............                                                   552
 Net derivative gains (losses)..............                                               127,162
 Other adjustments to net income............                                               (28,906)
 Provision for income tax (expense) benefit.                                               (34,583)
                                                                                      ------------
   Net income (loss)........................                                           $    86,449
                                                                                      ============
 Inter-segment revenues.....................  $    53,368  $   (38,850)  $    (1,221)
 Interest revenue...........................  $    12,801  $    14,032   $    14,388

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)

   Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                  ------------------------------------------
                                       2016          2015          2014
                                  -------------  ------------- -------------
                                                (In thousands)
   Annuities.....................  $    125,308   $    139,102  $    188,831
   Life..........................        86,089         56,322        59,092
                                  -------------  ------------- -------------
     Total segment...............       211,397        195,424       247,923
                                  -------------  ------------- -------------
   Corporate & Other.............        15,135         16,771        17,128
   Net investment gains (losses).        (3,737)         4,399           552
   Net derivative gains (losses).        67,726         65,000       127,162
   Other adjustments.............        14,179         14,061         9,333
                                  -------------  ------------- -------------
     Total.......................  $    304,700   $    295,655  $    402,098
                                  =============  ============= =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                              --------------------------------------------
                                   2016           2015           2014
                              -------------- -------------- --------------
                                             (In thousands)
     Annuity products........  $     112,018  $     130,167  $     185,531
     Life insurance products.         70,913         43,145         47,800
                              -------------- -------------- --------------
       Total.................  $     182,931  $     173,312  $     233,331
                              ============== ============== ==============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                  -------------------------------
                                       2016            2015
                                  --------------- ---------------
                                          (In thousands)
               Annuities.........  $    1,504,773  $    1,503,640
               Life..............         322,319         294,888
               Corporate & Other.           9,550           6,733
                                  --------------- ---------------
                 Total...........  $    1,836,642  $    1,805,261
                                  =============== ===============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
--------------------------------------------------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
--------------------------------------------------------------------------------------------------------------------------
Traditional fixed annuities  Present value of expected future payments. Interest rate assumptions used in establishing
  after annuitization          such liabilities range from 3% to 6%.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                                          Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
  GMDBs     .   A return of purchase payment upon death         .   Present value of expected death benefits in excess of
                  even if the account value is reduced to             the projected account balance recognizing the
                  zero.                                               excess ratably over the accumulation period based
                                                                      on the present value of total expected assessments.

            .   An enhanced death benefit may be                .   Assumptions are consistent with those used for
                  available for an additional fee.                    amortizing DAC, and are thus subject to the same
                                                                      variability and risk.

                                                                .   Investment performance and volatility assumptions
                                                                      are consistent with the historical experience of the
                                                                      appropriate underlying equity index, such as the
                                                                      Standard & Poor's Global Ratings ("S&P")
                                                                      500 Index.

                                                                .   Benefit assumptions are based on the average benefits
                                                                      payable over a range of scenarios.
---------------------------------------------------------------------------------------------------------------------------
  GMIBs     .   After a specified period of time determined at  .   Present value of expected income benefits in excess
                  the time of issuance of the variable annuity        of the projected account balance at any future date
                  contract, a minimum accumulation of                 of annuitization and recognizing the excess ratably
                  purchase payments, even if the account              over the accumulation period based on present
                  value is reduced to zero, that can be               value of total expected assessments.
                  annuitized to receive a monthly income
                  stream that is not less than a specified
                  amount.

            .   Certain contracts also provide for a            .   Assumptions are consistent with those used for
                  guaranteed lump sum return of purchase              estimating GMDB liabilities.
                  premium in lieu of the annuitization
                  benefit.

                                                                .   Calculation incorporates an assumption for the
                                                                      percentage of the potential annuitizations that may
                                                                      be elected by the contractholder.
---------------------------------------------------------------------------------------------------------------------------
  GMWBs     .   A return of purchase payment via partial        .   Expected value of the life contingent payments and
                  withdrawals, even if the account value is           expected assessments using assumptions consistent
                  reduced to zero, provided that cumulative           with those used for estimating the GMDB liabilities.
                  withdrawals in a contract year do not
                  exceed a certain limit.

            .   Certain contracts include guaranteed
                  withdrawals that are life contingent.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2014...  $    4,775   $    77,511  $    82,286
     Incurred guaranteed benefits.       2,397        19,215       21,612
     Paid guaranteed benefits.....         (20)           --          (20)
                                   -----------  ------------ ------------
     Balance at December 31, 2014.       7,152        96,726      103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $    9,801   $   149,069  $   158,870
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2014...  $    4,775   $    26,526  $    31,301
     Incurred guaranteed benefits.       2,397         5,961        8,358
     Paid guaranteed benefits.....         (20)           --          (20)
                                   -----------  ------------ ------------
     Balance at December 31, 2014.       7,152        32,487       39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $   10,233   $    51,490  $    61,723
                                   ===========  ============ ============
     Net
     Balance at January 1, 2014...  $       --   $    50,985  $    50,985
     Incurred guaranteed benefits.          --        13,254       13,254
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2014.          --        64,239       64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $     (432)  $    97,579  $    97,147
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Information regarding the Company's guarantee exposure was as follows at:

                                                                         December 31,
                                         ----------------------------------------------------------------------------
                                                          2016                                   2015
                                         -------------------------------------  -------------------------------------
                                             In the                At               In the                At
                                          Event of Death      Annuitization      Event of Death      Annuitization
                                         ---------------     --------------     ---------------     --------------
                                                                    (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $  4,763,943        $  3,969,485       $  4,795,645        $  4,030,025
Separate account value..................  $  4,753,638        $  3,968,482       $  4,787,624        $  4,027,392
Net amount at risk......................  $     36,827   (4)  $    209,926  (5)  $    127,244   (4)  $    152,482  (5)
Average attained age of contractholders.      66 years            65 years           65 years            65 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                 -------------------------------
                                      2016            2015
                                 --------------- ---------------
                                         (In thousands)
                Fund Groupings:
                  Balanced......  $    2,945,952  $    2,967,098
                  Equity........       1,403,276       1,453,921
                  Bond..........         359,993         316,704
                  Money Market..          49,228          51,416
                                 --------------- ---------------
                    Total.......  $    4,758,449  $    4,789,139
                                 =============== ===============

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $4.8 billion at both December 31, 2016 and 2015, for which the policyholder assumes all investment risk.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

   Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                  ------------------------------------------------
                                                                       2016             2015             2014
                                                                  --------------  ---------------  ---------------
                                                                                   (In thousands)
DAC
Balance at January 1,............................................  $     107,474   $      204,321   $      254,958
Capitalizations..................................................          4,976            4,768           14,009
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        (12,163)         (16,372)         (20,279)
 Other expenses..................................................        (11,155)         (87,443)         (48,467)
                                                                  --------------  ---------------  ---------------
   Total amortization (1)........................................        (23,318)        (103,815)         (68,746)
                                                                  --------------  ---------------  ---------------
Unrealized investment gains (losses).............................         (4,100)           2,200           (2,200)
Other............................................................             --               --            6,300
                                                                  --------------  ---------------  ---------------
Balance at December 31,..........................................         85,032          107,474          204,321
                                                                  --------------  ---------------  ---------------
VOBA
Balance at January 1,............................................             40               51               76
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).             --                5               --
 Other expenses..................................................            101              (16)             (25)
                                                                  --------------  ---------------  ---------------
   Total amortization (1)........................................            101              (11)             (25)
                                                                  --------------  ---------------  ---------------
Balance at December 31,..........................................            141               40               51
                                                                  --------------  ---------------  ---------------
Total DAC and VOBA
Balance at December 31,..........................................  $      85,173   $      107,514   $      204,372
                                                                  ==============  ===============  ===============

---------
(1) See Note 5 for additional information on affiliated amortization of DAC and VOBA.

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   ----------------------------
                                       2016           2015
                                   ------------- --------------
                                          (In thousands)
                Annuities.........   $    60,689   $     80,686
                Life..............        24,265         26,591
                Corporate & Other.           219            237
                                   ------------- --------------
                  Total...........   $    85,173   $    107,514
                                   ============= ==============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                      ----------------------------------------------
                                           2016            2015            2014
                                      --------------  --------------  --------------
                                                      (In thousands)
DSI
Balance at January 1,................  $      37,114   $      41,176   $      50,425
Capitalization.......................            350             452             542
Amortization.........................         (7,017)         (5,014)         (9,191)
Unrealized investment gains (losses).           (800)            500            (600)
                                      --------------  --------------  --------------
Balance at December 31,..............  $      29,647   $      37,114   $      41,176
                                      ==============  ==============  ==============
VODA
Balance at January 1,................  $      11,222   $      12,616   $      13,975
Amortization.........................         (1,360)         (1,394)         (1,359)
                                      --------------  --------------  --------------
Balance at December 31,..............  $       9,862   $      11,222   $      12,616
                                      ==============  ==============  ==============
Accumulated amortization.............  $       9,652   $       8,292   $       6,898
                                      ==============  ==============  ==============

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA           VODA
                            -------------- ---------------
                                    (In thousands)
                      2017.  $          52  $        1,283
                      2018.  $          46  $        1,184
                      2019.  $          43  $        1,073
                      2020.  $          --  $          956
                      2021.  $          --  $          841

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to Brighthouse Life Insurance Company ("Brighthouse Insurance") and MLIC, 100% of the GMxBs issued in connection with variable annuities. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis to MLIC. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $11.9 million and $11.4 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $11.9 million of net unaffiliated ceded reinsurance recoverables. Of this total, $10.5 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured. At December 31, 2015, the Company had $11.5 million of net unaffiliated ceded reinsurance recoverables. Of this total, $10.1 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                          Years Ended December 31,
                                                                                  ----------------------------------------
                                                                                      2016          2015          2014
                                                                                  ------------  ------------  ------------
                                                                                               (In thousands)
Premiums
Direct premiums..................................................................  $   109,733   $   122,110   $   133,129
Reinsurance ceded................................................................      (58,994)      (50,238)      (51,647)
                                                                                  ------------  ------------  ------------
  Net premiums...................................................................  $    50,739   $    71,872   $    81,482
                                                                                  ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....................  $   106,830   $   114,850   $   119,690
Reinsurance ceded................................................................       (3,830)       (3,945)      (15,146)
                                                                                  ------------  ------------  ------------
  Net universal life and investment-type product policy fees.....................  $   103,000   $   110,905   $   104,544
                                                                                  ============  ============  ============
Other revenues
Direct other revenues............................................................  $    12,494   $    12,754   $    11,422
Reinsurance ceded................................................................       16,698       (22,219)       35,883
                                                                                  ------------  ------------  ------------
  Net other revenues.............................................................  $    29,192   $    (9,465)  $    47,305
                                                                                  ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims..........................................  $   128,420   $   138,574   $   129,663
Reinsurance ceded................................................................      (76,440)      (89,174)      (52,758)
                                                                                  ------------  ------------  ------------
  Net policyholder benefits and claims...........................................  $    51,980   $    49,400   $    76,905
                                                                                  ============  ============  ============
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired........................................................................  $    48,447   $   104,028   $    69,991
Reinsurance ceded................................................................      (25,230)         (202)       (1,220)
                                                                                  ------------  ------------  ------------
  Net amortization of deferred policy acquisition costs and value of business
   acquired......................................................................  $    23,217   $   103,826   $    68,771
                                                                                  ============  ============  ============
Other expenses
Direct other expenses............................................................  $    56,905   $    63,100   $    77,209
Reinsurance ceded................................................................          122         2,113         2,358
                                                                                  ------------  ------------  ------------
  Net other expenses.............................................................  $    57,027   $    65,213   $    79,567
                                                                                  ============  ============  ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                               2016                                  2015
                                                ----------------------------------- ---------------------------------------
                                                                           Total                                  Total
                                                                          Balance                                Balance
                                                  Direct      Ceded        Sheet      Direct        Ceded         Sheet
                                                ---------- -----------  ----------- ----------- -------------  ------------
                                                                              (In thousands)
Assets
Premiums, reinsurance and other
 receivables................................... $   19,005  $  335,934   $  354,939  $   13,487  $  1,526,314  $  1,539,801
Deferred policy acquisition costs and value of
 business acquired.............................     89,538      (4,365)      85,173     134,005       (26,491)      107,514
                                                ---------- -----------  ----------- ----------- -------------  ------------
  Total assets................................. $  108,543  $  331,569   $  440,112  $  147,492  $  1,499,823  $  1,647,315
                                                ========== ===========  =========== =========== =============  ============
Liabilities
Other policy-related balances.................. $    7,285  $       --   $    7,285  $    9,583  $     (1,023) $      8,560
Other liabilities..............................     10,637     101,804      112,441      14,335       432,302       446,637
                                                ---------- -----------  ----------- ----------- -------------  ------------
  Total liabilities............................ $   17,922  $  101,804   $  119,726  $   23,918  $    431,279  $    455,197
                                                ========== ===========  =========== =========== =============  ============

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Insurance and MetLife Reinsurance Company of Vermont ("MRV"), all of which are related parties.

   Information regarding the significant effects of affiliated reinsurance included on the statements of operations was as follows:

                                                                                       Years Ended December 31,
                                                                                  ---------------------------------
                                                                                     2016       2015        2014
                                                                                  ---------  ----------  ----------
                                                                                            (In thousands)
Premiums
Reinsurance ceded................................................................  $(44,259)  $ (37,119)  $ (39,455)
Universal life and investment-type product policy fees
Reinsurance ceded................................................................  $ (3,645)  $  (3,784)  $ (15,008)
Other revenues
Reinsurance ceded................................................................  $ 16,701   $ (22,212)  $  35,881
Policyholder benefits and claims
Reinsurance ceded................................................................  $(71,948)  $ (76,410)  $ (48,882)
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance ceded................................................................  $(25,203)  $    (172)  $  (1,101)
Other expenses
Reinsurance ceded................................................................  $    114   $   2,060   $   2,290

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   Information regarding the significant effects of ceded affiliated reinsurance included on the balance sheets was as follows at:

                                                                         December 31,
                                                                  -------------------------
                                                                      2016         2015
                                                                  -----------  ------------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables......................  $  321,868   $ 1,513,398
Deferred policy acquisition costs and value of business acquired.      (4,309)      (26,429)
                                                                  -----------  ------------
  Total assets...................................................  $  317,559   $ 1,486,969
                                                                  ===========  ============
Liabilities
Other policy-related balances....................................  $       --   $    (1,023)
Other liabilities................................................      99,641       430,846
                                                                  -----------  ------------
  Total liabilities..............................................  $   99,641   $   429,823
                                                                  ===========  ============

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $211.2 million and $185.0 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $24.2 million, $12.5 million and $88.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $168.1 million and $121.9 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $46.2 million, $54.1 million and $38.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of approximately $21.9 million, net of income tax, as a result of this recapture.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV, an affiliate. This recapture resulted in a decrease to premiums, reinsurance and other receivables of $294.8 million and a decrease in other liabilities of $334.6 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $199.0 million and $1.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $28.0 million and $1.0 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity AFS

 Fixed Maturity AFS by Sector

    The following table presents the fixed maturity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                           December 31, 2016                                   December 31, 2015
                          ---------------------------------------------------- --------------------------------------------------
                                           Gross Unrealized                                     Gross Unrealized
                                      --------------------------   Estimated               --------------------------  Estimated
                           Amortized           Temporary   OTTI      Fair       Amortized           Temporary   OTTI     Fair
                             Cost      Gains    Losses    Losses     Value        Cost      Gains    Losses    Losses    Value
                          ----------- -------- ---------- ------ ------------- ----------- -------- ---------- ------ -----------
                                                                      (In thousands)
Fixed maturity securities
U.S. corporate...........  $  709,694  $20,400  $   8,283  $  --  $    721,811  $  553,881  $15,607  $  17,554  $  --  $  551,934
U.S. government and
 agency..................     410,504    9,560     13,519     --       406,545     105,700   10,549      1,291     --     114,958
RMBS.....................     238,676    2,033      2,322     --       238,387     103,898    1,461        884     --     104,475
Foreign corporate........     237,412    2,998      8,070     --       232,340     122,578    2,335      8,463     --     116,450
CMBS.....................     177,719    2,724      1,487     --       178,956     131,662    1,450      1,003     --     132,109
State and political
 subdivision.............      52,739    4,345        764     --        56,320      41,557    3,995        404     --      45,148
ABS......................      26,695      152        177     --        26,670      17,930      242        208     --      17,964
Foreign government.......      17,215      543        273     --        17,485       3,977      327        127     --       4,177
                          ----------- -------- ---------- ------ ------------- ----------- -------- ---------- ------ -----------
   Total fixed maturity
   securities............  $1,870,654  $42,755  $  34,895  $  --  $  1,878,514  $1,081,183  $35,966  $  29,934  $  --  $1,087,215
                          =========== ======== ========== ====== ============= =========== ======== ========== ====== ===========

    The Company did not hold non-income producing fixed maturity securities at both December 31, 2016 and 2015.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                    Due After Five
                                     Due After One      Years                                     Total Fixed
                        Due in One     Year Through   Through Ten    Due After Ten  Structured    Maturity
                        Year or Less   Five Years       Years           Years        Securities  Securities
                      -------------- -------------- -------------- --------------- ------------ -------------
                                                          (In thousands)
Amortized cost.......   $   16,980    $   297,783    $   610,139     $   502,662   $   443,090  $   1,870,654
Estimated fair value.   $   17,268    $   307,889    $   605,382     $   503,962   $   444,013  $   1,878,514

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2016                            December 31, 2015
                                   -------------------------------------------- --------------------------------------------
                                                           Equal to or Greater                          Equal to or Greater
                                    Less than 12 Months      than 12 Months      Less than 12 Months      than 12 Months
                                   ---------------------- --------------------- ---------------------- ---------------------
                                    Estimated    Gross    Estimated    Gross     Estimated    Gross    Estimated    Gross
                                      Fair     Unrealized   Fair     Unrealized    Fair     Unrealized   Fair     Unrealized
                                      Value      Losses     Value      Losses      Value      Losses     Value      Losses
                                   ----------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
                                                                    (Dollars in thousands)
Fixed maturity securities
U.S. corporate....................  $  250,559  $  6,667   $  17,745  $  1,616   $  257,983  $  15,821  $  14,836  $  1,733
U.S. government and agency........     342,150    13,519          --        --       34,465      1,291         --        --
RMBS..............................     137,470     2,089       6,822       233       30,330        641      3,396       243
Foreign corporate.................     129,093     3,541      22,965     4,529       48,866      4,584     22,448     3,879
CMBS..............................      42,661     1,068       3,729       419       67,578      1,003         --        --
State and political subdivision...      20,709       764          --        --        3,955         69      4,665       335
ABS...............................      17,504       177          --        --        8,690        208         --        --
Foreign government................       7,189       148         868       125          854        127         --        --
                                   ----------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
  Total fixed maturity securities.  $  947,335  $ 27,973   $  52,129  $  6,922   $  452,721  $  23,744  $  45,345  $  6,190
                                   =========== ========== ========== ========== =========== ========== ========== ==========
Total number of securities in an
 unrealized loss position.........         203                    35                    160                    19
                                   ===========            ==========            ===========            ==========

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities increased
   $5.0 million during the year ended December 31, 2016 to $34.9 million. The increase in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities, partially offset by narrowing credit spreads.

      At December 31, 2016, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                      December 31,
                                   --------------------------------------------------
                                             2016                      2015
                                   ------------------------  ------------------------
                                      Carrying      % of        Carrying      % of
                                       Value        Total        Value        Total
                                   -------------  ---------  -------------  ---------
                                                 (Dollars in thousands)
Mortgage loans
  Commercial......................  $    286,002       70.4%  $    120,946       85.6%
  Agricultural....................       121,858       30.0         20,972       14.8
                                   -------------  ---------  -------------  ---------
    Subtotal......................       407,860      100.4        141,918      100.4
  Valuation allowances............        (1,775)      (0.4)          (640)      (0.4)
                                   -------------  ---------  -------------  ---------
     Total mortgage loans, net....  $    406,085      100.0%  $    141,278      100.0%
                                   =============  =========  =============  =========

    The Company purchases unaffiliated mortgage loans under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $100.2 million, $44.9 million and $10.0 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $63.7 million, $30.3 million and $14.7 million during the years ended December 31, 2016, 2015 and 2014, respectively.

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    At both December 31, 2016 and 2015, the Company had no impaired mortgage loans, all mortgage loans were evaluated collectively for credit losses and the valuation allowances were maintained primarily for commercial mortgage loans.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                    Commercial    Agricultural     Total
                                  ------------- -------------- -------------
                                                (In thousands)
    Balance at January 1, 2014...  $        450   $       33    $        483
    Provision (release)..........            31           (2)             29
                                  ------------- -------------- -------------
    Balance at December 31, 2014.           481           31             512
    Provision (release)..........            97           31             128
                                  ------------- -------------- -------------
    Balance at December 31, 2015.           578           62             640
    Provision (release)..........           841          294           1,135
                                  ------------- -------------- -------------
    Balance at December 31, 2016.  $      1,419   $      356    $      1,775
                                  ============= ============== =============

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                            Recorded Investment
                      ---------------------------------------------------------------
                           Debt Service Coverage Ratios
                      ---------------------------------------                 % of
                         > 1.20x    1.00x - 1.20x   < 1.00x       Total       Total
                      ------------- ------------- ----------- ------------- ---------
                                           (Dollars in thousands)
December 31, 2016
Loan-to-value ratios
Less than 65%........  $    259,711  $    15,614   $      999  $    276,324      96.6%
65% to 75%...........         9,678           --           --         9,678       3.4
                      ------------- ------------- ----------- ------------- ---------
  Total..............  $    269,389  $    15,614   $      999  $    286,002     100.0%
                      ============= ============= =========== ============= =========
December 31, 2015
Loan-to-value ratios
Less than 65%........  $    111,988  $     1,861   $    5,670  $    119,519      98.8%
65% to 75%...........            --           --        1,427         1,427       1.2
                      ------------- ------------- ----------- ------------- ---------
  Total..............  $    111,988  $     1,861   $    7,097  $    120,946     100.0%
                      ============= ============= =========== ============= =========

 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ---------------------------------------------
                                     2016                    2015
                            ----------------------  ---------------------
                              Recorded      % of      Recorded     % of
                             Investment     Total    Investment    Total
                            ------------- --------  ------------ --------
                                        (Dollars in thousands)
      Loan-to-value ratios
      Less than 65%........  $    119,974     98.4%  $    20,022     95.5%
      65% to 75%...........         1,884      1.6           950      4.5
                            ------------- --------  ------------ --------
        Total..............  $    121,858    100.0%  $    20,972    100.0%
                            ============= ========  ============ ========

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2016 and 2015.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $9.2 million and $5.2 million at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                     Years Ended December 31,
                                          ---------------------------------------------
                                               2016           2015            2014
                                          -------------  --------------  --------------
                                                          (In thousands)
Fixed maturity securities................  $      7,862   $       6,028   $      64,081
Derivatives..............................         4,718           3,189             429
                                          -------------  --------------  --------------
  Subtotal...............................        12,580           9,217          64,510
                                          -------------  --------------  --------------
Amounts allocated from:
  DAC and DSI............................        (5,800)           (900)         (3,600)
Deferred income tax benefit (expense)....        (2,373)         (2,911)        (21,319)
                                          -------------  --------------  --------------
Net unrealized investment gains (losses).  $      4,407   $       5,406   $      39,591
                                          =============  ==============  ==============

   The changes in net unrealized investment gains (losses) were as follows:

                                                                  Years Ended December 31,
                                                        --------------------------------------------
                                                             2016           2015            2014
                                                        -------------  --------------  -------------
                                                                       (In thousands)
Balance at January 1,..................................  $      5,406   $      39,591   $      9,567
Unrealized investment gains (losses) during the year...         3,363         (55,293)        48,991
Unrealized investment gains (losses) relating to:
  DAC and DSI..........................................        (4,900)          2,700         (2,800)
  Deferred income tax benefit (expense)................           538          18,408        (16,167)
                                                        -------------  --------------  -------------
Balance at December 31,................................  $      4,407   $       5,406   $     39,591
                                                        =============  ==============  =============
   Change in net unrealized investment gains (losses)..  $       (999)  $     (34,185)  $     30,024
                                                        =============  ==============  =============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


Invested Assets on Deposit

   Invested assets on deposit are presented below at estimated fair value for fixed maturity securities at:

                                                          December 31,
                                                   ---------------------------
                                                       2016          2015
                                                   ------------- -------------
                                                         (In thousands)
 Invested assets on deposit (regulatory deposits).  $      1,507  $      1,534

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2016 or 2015.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                     December 31,
                                -------------------------------------------------------
                                           2016                        2015
                                --------------------------- ---------------------------
                                                 Maximum                     Maximum
                                  Carrying      Exposure      Carrying      Exposure
                                   Amount      to Loss (1)     Amount      to Loss (1)
                                ------------- ------------- ------------- -------------
                                                    (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)......  $    444,013  $    444,013  $    254,548  $    254,548
Foreign corporate..............         5,884         5,884            --            --
                                ------------- ------------- ------------- -------------
   Total.......................  $    449,897  $    449,897  $    254,548  $    254,548
                                ============= ============= ============= =============

---------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                            Years Ended December 31,
                                                     --------------------------------------
                                                         2016         2015         2014
                                                     ------------ ------------ ------------
                                                                 (In thousands)
Investment income:
  Fixed maturity securities.........................  $    50,386  $    47,069  $    35,301
  Mortgage loans....................................        8,734        6,904        6,658
  Cash, cash equivalents and short-term investments.          102           38           32
  Other.............................................          516          401          159
                                                     ------------ ------------ ------------
    Subtotal........................................       59,738       54,412       42,150
  Less: Investment expenses.........................        1,958        1,468        1,097
                                                     ------------ ------------ ------------
     Net investment income..........................  $    57,780  $    52,944  $    41,053
                                                     ============ ============ ============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                             -------------------------------------
                                                                                 2016          2015         2014
                                                                             -----------  -------------  ---------
                                                                                         (In thousands)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized:
    U.S. and foreign corporate securities -- by industry:
     Industrial.............................................................  $     (870)  $         --   $     --
                                                                             -----------  -------------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (870)            --         --
Fixed maturity securities -- net gains (losses) on sales and disposals......      (1,884)         4,547        599
                                                                             -----------  -------------  ---------
    Total gains (losses) on fixed maturity securities.......................      (2,754)         4,547        599
                                                                             -----------  -------------  ---------
Equity securities -- net gains (losses) on sales and disposals..............           6             --         --
Mortgage loans..............................................................      (1,129)          (146)       (27)
Other.......................................................................         140             (2)       (20)
                                                                             -----------  -------------  ---------
    Total net investment gains (losses).....................................  $   (3,737)  $      4,399   $    552
                                                                             ===========  =============  =========

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($54) thousand, $458 thousand and ($12) thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                        Years Ended December 31,
                                 -----------------------------------------------------------------------
                                     2016           2015           2014        2016      2015     2014
                                 ------------  -------------  -------------  --------- -------- --------
                                          Fixed Maturity Securities               Equity Securities
                                 ------------------------------------------  ---------------------------
                                                             (In thousands)
Proceeds........................  $    74,657   $    292,993   $    286,258   $    183  $    --  $    --
                                 ============  =============  =============  ========= ======== ========
Gross investment gains..........  $     1,006   $      8,204   $      1,633   $      6  $    --  $    --
Gross investment losses.........       (2,890)        (3,657)        (1,034)        --       --       --
OTTI losses.....................         (870)            --             --         --       --       --
                                 ------------  -------------  -------------  --------- -------- --------
  Net investment gains (losses).  $    (2,754)  $      4,547   $        599   $      6  $    --  $    --
                                 ============  =============  =============  ========= ======== ========

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $1.9 million, $1.4 million and $1.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                         -------------------------------------------------------------
                                                                      2016                           2015
                                                         ------------------------------- -----------------------------
                                                                   Estimated Fair Value           Estimated Fair Value
                                                                  ----------------------          --------------------
                                                          Gross                           Gross
                                                         Notional                        Notional
                       Primary Underlying Risk Exposure   Amount   Assets    Liabilities  Amount   Assets  Liabilities
                       --------------------------------- -------- --------- ------------ -------- -------- -----------
                                                                                (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate  $33,930  $  4,947    $    --    $32,389  $ 3,386   $    --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps... Foreign currency exchange rate   14,063     3,709         --     14,063    1,595        --
                                                         -------- ---------   --------   -------- --------  --------
    Total...........................................      $47,993  $  8,656    $    --    $46,452  $ 4,981   $    --
                                                         ======== =========   ========   ======== ========  ========

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                Years Ended December 31,
                                                         ---------------------------------------
                                                             2016         2015         2014
                                                         ------------ ------------ -------------
                                                                     (In thousands)
Freestanding derivatives and hedging gains (losses) (1).  $     1,647  $     1,284  $      2,032
Embedded derivatives gains (losses).....................       66,079       63,716       125,130
                                                         ------------ ------------ -------------
  Total net derivative gains (losses)...................  $    67,726  $    65,000  $    127,162
                                                         ============ ============ =============

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $581 thousand, $394 thousand and $111 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $279 thousand, $215 thousand and $168 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                          Gains (Losses)
                                                     -------------------
                                                       (In thousands)
       Year Ended December 31, 2016
         Foreign currency exchange rate derivatives. $            2,114
                                                     -------------------
           Total.................................... $            2,114
                                                     ===================
       Year Ended December 31, 2015
         Foreign currency exchange rate derivatives. $            1,557
                                                     -------------------
           Total.................................... $            1,557
                                                     ===================
       Year Ended December 31, 2014
         Foreign currency exchange rate derivatives. $            2,172
                                                     -------------------
           Total.................................... $            2,172
                                                     ===================

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $49 thousand for the year ended December 31, 2016. For both the years ended 2015 and 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2016, and 2015.

   At December 31, 2016 and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $4.7 million and $3.2 million, respectively.

   For the years ended December 31, 2016, 2015 and 2014, $1.6 million, $2.8 million and $1.3 million of gains (losses), respectively, were deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2016, $55 thousand was reclassified into net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses). For the year ended
December 31, 2014, the amount reclassified into net derivative gains (losses) related to foreign currency swaps was not significant. For the year ended December 31, 2016, $3 thousand was recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges. For both of the years ended December 31, 2015 and 2014, the amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   As of December 31, 2016, the Company expects to reclassify $521 thousand of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                               -------------------------------------------------
                                                                                         2016                     2015
                                                                               ------------------------ ------------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities    Assets    Liabilities
-----------------------------------------------------------------------------  -----------  ----------- -----------  -----------
                                                                                                (In thousands)
  Gross estimated fair value of derivatives:
    OTC-bilateral (1).........................................................  $    8,850   $      --   $    5,137   $      --
                                                                               -----------  ----------- -----------  -----------
      Total gross estimated fair value of derivatives (1).....................       8,850          --        5,137          --
  Amounts offset on the balance sheets........................................          --          --           --          --
  Estimated fair value of derivatives presented on the balance sheets (1).....       8,850          --        5,137          --
  Gross amounts not offset on the balance sheets:
  Gross estimated fair value of derivatives: (2)
    OTC-bilateral.............................................................          --          --           --          --
  Cash collateral: (3)
    OTC-bilateral.............................................................      (8,672)         --       (3,300)         --
  Securities collateral: (4)
    OTC-bilateral.............................................................          --          --         (560)         --
                                                                               -----------  ----------- -----------  -----------
  Net amount after application of master netting agreements and collateral....  $      178   $      --   $    1,277   $      --
                                                                               ===========  =========== ===========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $194 thousand and $156 thousand, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $270 thousand and $0, respectively, and did not provide any excess cash collateral, which is not included in the table above due to foregoing limitations

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2016 and 2015, the Company did not receive or provide excess securities collateral.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both December 31, 2016 and 2015, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                          December 31,
                                                                                --------------------------------
                                              Balance Sheet Location                  2016             2015
                                    ------------------------------------------- ---------------  ---------------
                                                                                         (In thousands)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.. Premiums, reinsurance and other receivables  $      379,297   $      306,863
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits. Policyholder account balances                $      (23,740)  $      (53,518)

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                  Years Ended December 31,
                                        ---------------------------------------------
                                             2016           2015           2014
                                        -------------- -------------- ---------------
                                                       (In thousands)
Net derivative gains (losses) (1), (2).  $      66,079  $      63,716  $      125,130

---------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($57) thousand, $1.4 million and $578 thousand for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($19.0) million, ($2.6) million and ($5.8) million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 5 for discussion of affiliated net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                                               December 31, 2016
                                                          ----------------------------------------------------------
                                                                     Fair Value Hierarchy
                                                          ------------------------------------------
                                                                                                          Total
                                                                                                        Estimated
                                                             Level 1       Level 2        Level 3       Fair Value
                                                          ------------- -------------- -------------  --------------
                                                                                (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $         --  $     681,406  $     40,405   $     721,811
  U.S. government and agency.............................       289,186        117,359            --         406,545
  RMBS...................................................            --        217,091        21,296         238,387
  Foreign corporate......................................            --        200,454        31,886         232,340
  CMBS...................................................            --        173,763         5,193         178,956
  State and political subdivision........................            --         56,320            --          56,320
  ABS....................................................            --         21,736         4,934          26,670
  Foreign government.....................................            --         17,485            --          17,485
                                                          ------------- -------------- -------------  --------------
    Total fixed maturity securities......................       289,186      1,485,614       103,714       1,878,514
                                                          ------------- -------------- -------------  --------------
Short-term investments...................................            --             --            --              --
Derivative assets: (1)
  Foreign currency exchange rate.........................            --          8,656            --           8,656
Embedded derivatives within asset host contracts (2).....            --             --       379,297         379,297
Separate account assets (3)..............................            --      4,758,449            --       4,758,449
                                                          ------------- -------------- -------------  --------------
    Total assets.........................................  $    289,186  $   6,252,719  $    483,011   $   7,024,916
                                                          ============= ============== =============  ==============
Liabilities
Embedded derivatives within liability host contracts (2).  $         --  $          --  $    (23,740)  $     (23,740)
                                                          ------------- -------------- -------------  --------------
    Total liabilities....................................  $         --  $          --  $    (23,740)  $     (23,740)
                                                          ============= ============== =============  ==============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


                                                                             December 31, 2015
                                                          -------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------  ---------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $    522,888  $    29,046    $    551,934
  U.S. government and agency.............................       65,364        49,594           --         114,958
  RMBS...................................................           --        95,828        8,647         104,475
  Foreign corporate......................................           --        90,307       26,143         116,450
  CMBS...................................................           --       126,894        5,215         132,109
  State and political subdivision........................           --        45,148           --          45,148
  ABS....................................................           --        17,964           --          17,964
  Foreign government.....................................           --         4,177           --           4,177
                                                          ------------ ------------- ------------  ---------------
   Total fixed maturity securities.......................       65,364       952,800       69,051       1,087,215
                                                          ------------ ------------- ------------  ---------------
Short-term investments...................................          500        17,984           --          18,484
Derivative assets: (1)
  Foreign currency exchange rate.........................           --         4,981           --           4,981
Embedded derivatives within asset host contracts (2).....           --            --      306,863         306,863
Separate account assets (3)..............................           --     4,792,140           --       4,792,140
                                                          ------------ ------------- ------------  ---------------
   Total assets..........................................  $    65,864  $  5,767,905  $   375,914    $  6,209,683
                                                          ============ ============= ============  ===============
Liabilities
Embedded derivatives within liability host contracts (2).  $        --  $         --  $   (53,518)   $    (53,518)
                                                          ------------ ------------- ------------  ---------------
   Total liabilities.....................................  $        --  $         --  $   (53,518)   $    (53,518)
                                                          ============ ============= ============  ===============

---------

(1) Derivative assets are presented within other invested assets on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


      The valuation of all instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                 Level 2                                            Level 3
Instrument                  Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration
            . Privately-placed securities are valued using     . quoted prices in markets that are not active
              the additional key inputs:                         for identical or
            . market yield curve; call provisions                   similar securities that are less liquid and
            . observable prices and spreads for similar          based on lower levels
              public or private securities that                     of trading activity than securities
                 incorporate the credit quality and industry     classified in Level 2
              sector of the issuer                             . independent non-binding broker quotations
            . delta spread adjustments to reflect specific
              credit-related issues
-----------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market       . N/A
            approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or
                                                                    similar securities that are less liquid and
                                                                 based on lower levels
                                                                    of trading activity than securities
            . expected prepayment speeds and volumes             classified in Level 2
            . current and forecasted loss severity; ratings;   . independent non-binding broker quotations
              geographic region
            . weighted average coupon and weighted average
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
            . collateral type; structure of the security;
              vintage of the loans
            . payment terms of the underlying assets
            . payment priority within the tranche; deal
              performance
-----------------------------------------------------------------------------------------------------------------
 Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . N/A
              and class to the fixed maturity securities
              described above; accordingly, the valuation
              techniques and observable inputs used in their
              valuation are also similar to those described
              above.
-----------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported net asset value
              provided by the fund managers

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets including mutual funds.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and certain of the Company's OTC derivatives that are cleared and settled through central clearing counterparties ("OTC-cleared"). The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

      This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

      Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                  Instrument                         Foreign Currency
                                                       Exchange Rate
  ---------------------------------------------------------------------------
  Inputs common to Level 2 by instrument type  swap yield curves basis curves
                                               currency spot rates
                                               cross currency basis curves

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Techniques and Key Inputs:

      Direct guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2016 and 2015.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                      December 31, 2016              December 31, 2015
                                                                 ----------------------------   ----------------------------
                                             Significant
                                              Unobservable                          Weighted                       Weighted
                  Valuation Techniques          Inputs               Range          Average (1)     Range          Average (1)
                ----------------------  ----------------------   -------------    ------------- -------------    -------------
Fixed maturity
 securities (3)
U.S. corporate  Matrix pricing          .                                                        (65)  -    90         3
 and foreign                               Delta spread
 corporate.....                             adjustments (4)
                                        .                          94   -    136       107        96        96        96
                                           Offered quotes (5)
                Market pricing          .                          75   -    110       97
                                           Quoted prices (5)
                --------------------------------------------------------------------------------------------------------------
  RMBS......... Market pricing          .                          56   -    111       86         68   -    98        90
                                           Quoted prices (5)
                --------------------------------------------------------------------------------------------------------------
  CMBS......... Market pricing          .                         104   -    104       104       104   -    104       104
                                           Quoted prices (5)
Embedded
 derivatives
Direct and      Option pricing          .
 ceded            techniques               Mortality rates:
 guaranteed
 minimum
 benefits......
                                           Ages 0 - 40             0%   -   0.09%                 0%   -   0.09%
                                           Ages 41 - 60          0.04%  -   0.65%               0.04%  -   0.65%
                                                                 0.26%  -   100%                0.26%  -   100%
                                           Ages 61 - 115
                                        .  Lapse rates:
                                                                 0.25%  -   100%                0.25%  -   100%
                                           Durations 1 - 10
                                                                   2%   -   100%                  3%   -   100%
                                           Durations 11 - 20
                                                                   2%   -   100%                  3%   -   100%
                                           Durations 21 - 116
                                        .                          0%   -    25%                  0%   -    25%
                                           Utilization rates
                                        .                        0.25%  -    10%                0.25%  -    10%
                                           Withdrawal rates
                                        .                        17.40% -    25%                17.40% -    25%
                                           Long-term equity
                                            volatilities
                                        .                        0.04%  -   0.57%               0.04%  -   0.52%
                                           Nonperformance risk
                                           spread

                                              Impact of
                     Significant           Increase in Input
                      Unobservable          on Estimated
                        Inputs             Fair Value (2)
                ----------------------   -------------------
Fixed maturity
 securities (3)
U.S. corporate  .                              Decrease
 and foreign       Delta spread
 corporate.....     adjustments (4)
                .                              Increase
                   Offered quotes (5)
                .                              Increase
                   Quoted prices (5)
                ---------
  RMBS......... .                             Increase (6)
                   Quoted prices (5)
                ---------
  CMBS......... .                             Increase (6)
                   Quoted prices (5)
Embedded
 derivatives
Direct and      .
 ceded             Mortality rates:
 guaranteed
 minimum
 benefits......
                   Ages 0 - 40                Decrease (7)
                   Ages 41 - 60               Decrease (7)
                                              Decrease (7)
                   Ages 61 - 115
                .  Lapse rates:
                                              Decrease (8)
                   Durations 1 - 10
                                              Decrease (8)
                   Durations 11 - 20
                                              Decrease (8)
                   Durations 21 - 116
                .                             Increase (9)
                   Utilization rates
                .                                 (10)
                   Withdrawal rates
                .                             Increase (11)
                   Long-term equity
                    volatilities
                .                             Decrease (12)
                   Nonperformance risk
                   spread

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in basis points.

(5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 (8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (9)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   ----------------------------------------------------------------------
                                                            Fixed Maturity Securities
                                                   -----------------------------------------------
                                                                                                        Net Embedded
                                                       Corporate (1)        Structured Securities      Derivatives (2)
                                                    ---------------------   ---------------------   --------------------
                                                                             (In thousands)
Balance, beginning of period......................  $             29,978     $             5,215     $           319,660
Total realized/unrealized gains (losses) included
 in net income (loss) (3)(4)......................                    79                      83                  63,716
Total realized/unrealized gains (losses) included
 in AOCI..........................................                (1,849)                     55                      --
Purchases (5).....................................                29,114                   9,011                      --
Sales (5).........................................                (2,133)                   (502)                     --
Issuances (5).....................................                    --                      --                      --
Settlements (5)...................................                    --                      --                 (22,995)
Transfers into Level 3 (6)........................                    --                      --                      --
Transfers out of Level 3 (6)......................                    --                      --                      --
                                                   ---------------------    ---------------------   --------------------
Balance, December 31, 2015........................                55,189                  13,862                 360,381
Total realized/unrealized gains (losses) included
 in net income (loss) (3)(4)......................                   (64)                    249                  66,079
Total realized/unrealized gains (losses) included
 in AOCI..........................................                (1,769)                    152                      --
Purchases (5).....................................                21,260                  23,916                      --
Sales (5).........................................                  (462)                 (1,901)                     --
Issuances (5).....................................                    --                      --                      --
Settlements (5)...................................                    --                      --                 (23,423)
Transfers into Level 3 (6)........................                    --                      --                      --
Transfers out of Level 3 (6)......................                (1,863)                 (4,855)                     --
                                                   ---------------------    ---------------------   --------------------
Balance, December 31, 2016........................  $             72,291     $            31,423     $           403,037
                                                   =====================    =====================   ====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2014 (7).........................  $                 --     $               (22)    $           127,942
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7).........................  $                 23     $                83     $            67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7).........................  $                (64)    $               249     $            71,709
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................  $                 81     $               (22)    $           125,130
Total realized/unrealized gains (losses) included
 in AOCI..........................................  $                (93)    $                22     $                --

---------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 (6)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

 (7)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2016
                                             ------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------- -------- --------- ------------- -------------
                                                                    (In thousands)
Assets
Mortgage loans..............................  $    406,085  $    --  $     --  $    404,079  $    404,079
Premiums, reinsurance and other receivables.  $     30,122  $    --  $  2,095  $     30,272  $     32,367
Liabilities
Policyholder account balances...............  $  1,214,186  $    --  $     --  $  1,283,338  $  1,283,338

                                                                  December 31, 2015
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                           -------------------------------
                                                                                              Total
                                               Carrying                                     Estimated
                                                Value      Level 1  Level 2     Level 3     Fair Value
                                             ------------- -------- -------- ------------- -------------
                                                                   (In thousands)
Assets
Mortgage loans..............................  $    141,278  $    --  $    --  $    149,037  $    149,037
Premiums, reinsurance and other receivables.  $  1,001,430  $    --  $    97  $  1,100,556  $  1,100,653
Liabilities
Policyholder account balances...............  $  1,292,144  $    --  $    --  $  1,386,997  $  1,386,997

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

9. Equity

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2016 and 2015 by an amount of $53.0 million and $46.9 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                 Company                     State of Domicile      2016          2015         2014
------------------------------------------ ------------------- ------         ------------ ------------
                                                                            (In thousands)
 Brighthouse Life Insurance Company of NY.      New York        $    (87,290)  $    17,194  $    10,635

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


   Statutory capital and surplus was as follows at:

                                                      December 31,
                                             -------------------------------
                   Company                        2016            2015
   ----------------------------------------- --------------- ---------------
                                                     (In thousands)
   Brighthouse Life Insurance Company of NY.  $      195,824  $      320,675

Dividend Restrictions

   The Company is not able to pay dividends in 2017 to MetLife, Inc. without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2016 or 2015 to MetLife, Inc.

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized
                                                       Investment Gains     Unrealized
                                                       (Losses), Net of   Gains (Losses)
                                                      Related Offsets (1)  on Derivatives     Total
                                                     -------------------- --------------- ------------
                                                                       (In thousands)
Balance at December 31, 2013........................    $      10,119      $       (552)  $      9,567
OCI before reclassifications........................           46,163             1,278         47,441
Deferred income tax benefit (expense)...............          (16,157)             (447)       (16,604)
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..           40,125               279         40,404
Amounts reclassified from AOCI......................           (1,250)               --         (1,250)
Deferred income tax benefit (expense)...............              437                --            437
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.             (813)               --           (813)
                                                     -------------------- --------------- ------------
Balance at December 31, 2014........................           39,312               279         39,591
OCI before reclassifications........................          (50,792)            2,760        (48,032)
Deferred income tax benefit (expense)...............           17,778              (966)        16,812
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..            6,298             2,073          8,371
Amounts reclassified from AOCI......................           (4,561)               --         (4,561)
Deferred income tax benefit (expense)...............            1,596                --          1,596
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.           (2,965)               --         (2,965)
                                                     -------------------- --------------- ------------
Balance at December 31, 2015........................            3,333             2,073          5,406
OCI before reclassifications........................           (5,777)            1,584         (4,193)
Deferred income tax benefit (expense)...............            2,022              (554)         1,468
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..             (422)            3,103          2,681
Amounts reclassified from AOCI......................            2,711               (55)         2,656
Deferred income tax benefit (expense)...............             (949)               19           (930)
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.            1,762               (36)         1,726
                                                     -------------------- --------------- ------------
Balance at December 31, 2016........................    $       1,340      $      3,067   $      4,407
                                                     ==================== =============== ============

---------
(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                             Statement of Operations and
                                                                                             Comprehensive Income (Loss)
AOCI Components                                          Amounts Reclassified from AOCI               Location
--------------------------------------------------    ------------------------------------  ---------------------------
                                                            Years Ended December 31,
                                                      ------------------------------------
                                                         2016         2015         2014
                                                      ----------  -----------  -----------
                                                                 (In thousands)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)...........  $  (2,745)  $    4,550   $      600     Net investment gains (losses)
  Net unrealized investment gains (losses)...........         79          228          650     Net investment income
  Net unrealized investment gains (losses)...........        (45)        (217)          --     Net derivative gains (losses)
                                                      ----------  -----------  -----------
    Net unrealized investment gains (losses),
     before income tax...............................     (2,711)       4,561        1,250
    Income tax (expense) benefit.....................        949       (1,596)        (437)
                                                      ----------  -----------  -----------
    Net unrealized investment gains (losses), net
     of income tax...................................  $  (1,762)  $    2,965   $      813
                                                      ==========  ===========  ===========
Unrealized gains (losses) on derivatives - cash
 flow hedges:
  Foreign currency swaps.............................         55           --           --     Net derivative gains (losses)
                                                      ----------  -----------  -----------
    Gains (losses) on cash flow hedges, before
     income tax......................................         55           --           --
    Income tax (expense) benefit.....................        (19)          --           --
                                                      ----------  -----------  -----------
    Gains (losses) on cash flow hedges, net of
     income tax......................................  $      36   $       --   $       --
                                                      ==========  ===========  ===========
Total reclassifications, net of income tax...........  $  (1,726)  $    2,965   $      813
                                                      ==========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ---------------------------------------
                                                              2016         2015          2014
                                                          -----------  ------------  ------------
                                                                       (In thousands)
Compensation.............................................  $    8,535   $    13,421   $    18,843
Pension, postretirement and postemployment benefit costs.         796         1,334         1,109
Commissions..............................................      17,586        21,291        26,482
Volume-related costs.....................................       4,943         6,123         5,002
Affiliated interest costs on ceded reinsurance...........      10,535        11,276        10,479
Capitalization of DAC....................................      (4,976)       (4,768)      (14,009)
Premium taxes, licenses and fees.........................       2,590         3,607         2,652
Professional services....................................       1,529           373         2,268
Rent and related expenses................................       1,096         1,065         2,162
Other....................................................      14,393        11,491        24,579
                                                          -----------  ------------  ------------
  Total other expenses...................................  $   57,027   $    65,213   $    79,567
                                                          ===========  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

10. Other Expenses (continued)


Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 5 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

   The provision for income tax was as follows:

                                                          Years Ended December 31,
                                                  ---------------------------------------
                                                       2016         2015         2014
                                                  -------------  ----------- ------------
                                                               (In thousands)
Current:
  Federal........................................  $    (57,108)  $    1,148  $    56,154
Deferred:
  Federal........................................        99,260          840      (19,884)
                                                  -------------  ----------- ------------
    Provision for income tax expense (benefit)...  $     42,152   $    1,988  $    36,270
                                                  =============  =========== ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                               ---------------------------------------
                                                   2016          2015         2014
                                               ------------  -----------  ------------
                                                            (In thousands)
Tax provision at U.S. statutory rate..........  $    46,397   $    8,779   $    42,952
Tax effect of:
  Dividend received deduction.................       (4,732)      (5,589)       (5,039)
  Prior year tax..............................        1,282         (624)       (1,220)
  Tax credits.................................         (797)        (580)         (504)
  Other, net..................................            2            2            81
                                               ------------  -----------  ------------
   Provision for income tax expense (benefit).  $    42,152   $    1,988   $    36,270
                                               ============  ===========  ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

11. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                   --------------------------------
                                                         2016             2015
                                                   ---------------  ---------------
                                                            (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................  $        4,491   $        3,692
  Other...........................................           2,206              858
                                                   ---------------  ---------------
    Total deferred income tax assets..............           6,697            4,550
                                                   ---------------  ---------------
Deferred income tax liabilities:
  Investments, including derivatives..............           1,102            1,238
  Policyholder liabilities and receivables........         210,814           99,246
  Intangibles.....................................           1,850            1,869
  Net unrealized investment gains.................           2,373            2,911
  DAC.............................................          10,397           20,403
                                                   ---------------  ---------------
    Total deferred income tax liabilities.........         226,536          125,667
                                                   ---------------  ---------------
     Net deferred income tax asset (liability)....  $     (219,839)  $     (121,117)
                                                   ===============  ===============

   Tax credit carryforwards of $4.5 million at December 31, 2016 will expire beginning in 2022.

   The Company currently participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from affiliates) included ($57.9) million and ($1.5) million for the years ended December 31, 2016 and 2015, respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                    2016         2015         2014
                                                                               -------------  ----------- -----------
                                                                                           (In thousands)
Balance at January 1,.........................................................  $        983   $      983  $      838
Additions for tax positions of prior years....................................           300           --         169
Reductions for tax positions of prior years...................................           (23)          --        (124)
Additions for tax positions of current year...................................           300           --         100
Settlements with tax authorities..............................................          (356)          --          --
                                                                               -------------  ----------- -----------
Balance at December 31,.......................................................  $      1,204   $      983  $      983
                                                                               =============  =========== ===========
Unrecognized tax benefits that, if recognized would impact the effective rate.  $      1,130   $      909  $      909
                                                                               =============  =========== ===========

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

11. Income Tax (continued)


   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                           Years Ended December 31,
                                                     --------------------------------
                                                         2016        2015        2014
                                                     --------     ---------- --------
                                                                (In thousands)
Interest recognized on the statements of operations.  $      (79)  $      --  $      (24)

                                                                   December 31,
                                                              ----------------------
                                                                 2016       2015
                                                              ---------- -----------
                                                                  (In thousands)
Interest included in other liabilities on the balance sheets.  $      62  $      141

   The Company had no penalties for each of the years ended December 31, 2016, 2015, and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $3.9 million, $5.6 million and $6.3 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $900 thousand related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $600 thousand and $1.2 million related to a true-up of the 2014 and 2013 tax returns, respectively.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claim and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products.

   Summary

      Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

12. Contingencies, Commitments and Guarantees (continued)


 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                                December 31,
                                                                         ---------------------------
                                                                             2016          2015
                                                                         ------------- -------------
                                                                               (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments.  $        300  $        300
  Premium tax offsets currently available for paid assessments..........         1,829         3,820
                                                                         ------------- -------------
                                                                          $      2,129  $      4,120
                                                                         ============= =============
Other Liabilities:
  Insolvency assessments................................................  $        400  $        400
                                                                         ============= =============

Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $42 thousand and $4.0 million at December 31, 2016 and 2015, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


13. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                Years Ended December 31,                 Years Ended December 31,
         --------------------------------------- -----------------------------------------
             2016         2015         2014           2016           2015         2014
         ------------ ------------ ------------- -------------- -------------- -----------
                         Income                                   Expense
         --------------------------------------- -----------------------------------------
                                          (In thousands)
MetLife.  $    50,358  $    16,759  $    121,858  $    (76,613)  $    (44,358)  $    1,671

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                       December 31,                             December 31,
         ----------------------------------------- --------------------------------------
                2016                 2015                 2016               2015
         ------------------- --------------------- ------------------ -------------------
                          Assets                                Liabilities
         ----------------------------------------- --------------------------------------
                                          (In thousands)
MetLife.  $          322,394  $          1,489,214  $          99,641  $          429,822

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC and MRV, all of which are related parties. See
Note 5 for further discussion of the affiliated reinsurance agreements.

 Capital Support Arrangement

   MetLife provides various capital support commitments and guarantees to the Brighthouse Financial, Inc. combined entities. Under these arrangements, MetLife has agreed to cause each affected entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations. The terms of the material capital support commitment follows.

   MetLife has a net worth maintenance agreement with Brighthouse NY. Under this agreement, as amended, MetLife agreed, without limitation as to the amount, to cause Brighthouse NY to have capital and surplus of $10.0 million, total adjusted capital in an amount that is equal to or greater than 150% of the company action level RBC, as defined by applicable state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis.

 Investment Transactions

   In the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 6 for further discussion of the related party investment transactions.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

13. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

   MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $19.9 million, $30.4 million and $49.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                              Years Ended December 31,               Years Ended December 31,
                        ------------------------------------- --------------------------------------
                           2016         2015         2014         2016         2015         2014
                        ----------- ------------ ------------ ------------ ------------ ------------
                                     Fee Income                         Commission Expense
                        ------------------------------------- --------------------------------------
                                                       (In thousands)
MetLife broker-dealers.  $    9,968  $    10,515  $    10,136  $    32,191  $    30,672  $    30,007

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers at:

                                   December 31,            December 31,
                               ------------------------ -------------------
                                  2016         2015       2016      2015
                                ----------  ----------  --------- ---------
                                                          Secured Demand
                                 Fee Income Receivables        Notes
                               ------------------------ -------------------
                                            (In thousands)
       MetLife broker-dealers.  $     934    $     883   $     --  $     --

14. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including GMxBs. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Insurance, as reinsurer, and the Company. These transactions are treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company will recognize a loss of $84.4 million, net of income tax, as a result of these transactions.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                (In thousands)

                                                                                            Amount at
                                                                          Estimated Fair   Which Shown on
                                                     Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               -------------------- ---------------- -----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........   $        410,504    $      406,545   $        406,545
    Public utilities..............................             56,657            58,275             58,275
    State and political subdivision securities....             52,739            56,320             56,320
    Foreign government securities.................             17,215            17,485             17,485
    All other corporate bonds.....................            889,362           894,799            894,799
                                                   -------------------- ---------------- -----------------
     Total bonds..................................          1,426,477         1,433,424          1,433,424
    Mortgage-backed and asset-backed securities...            443,090           444,013            444,013
    Redeemable preferred stock....................              1,087             1,077              1,077
                                                   -------------------- ---------------- -----------------
      Total fixed maturity securities.............          1,870,654         1,878,514          1,878,514
                                                   -------------------- ---------------- -----------------
Mortgage loans....................................            406,085                              406,085
Other invested assets.............................              8,656                                8,656
                                                   --------------------                  -----------------
       Total investments..........................   $      2,285,395                     $      2,293,255
                                                    =================                    =================

---------

(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                (In thousands)

                                    Future Policy
                        DAC       Benefits and Other  Policyholder
                        and         Policy-Related      Account          Unearned       Unearned
 Segment                VOBA           Balances         Balances     Premiums (1), (2) Revenue (1)
------------------- ------------- ------------------ --------------- ----------------- -----------
 2016
 Annuities.........  $     60,689   $      325,468    $    1,179,305    $         --    $    2,164
 Life..............        24,265          299,274            23,045           1,064            --
 Corporate & Other.           219            9,550                --              22            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $     85,173   $      634,292    $    1,202,350    $      1,086    $    2,164
                    ============= ================== =============== ================= ===========
 2015
 Annuities.........  $     80,686   $      279,372    $    1,224,268    $         --    $    2,410
 Life..............        26,591          270,663            24,225           1,158            --
 Corporate & Other.           237            6,733                --              20            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $    107,514   $      556,768    $    1,248,493    $      1,178    $    2,410
                    ============= ================== =============== ================= ===========
 2014
 Annuities.........  $    111,090   $      238,947    $    1,255,229    $         --    $    2,492
 Life..............        92,592          243,922            14,253           1,151            --
 Corporate & Other.           690            5,212                --              19            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $    204,372   $      488,081    $    1,269,482    $      1,170    $    2,492
                    ============= ================== =============== ================= ===========

---------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                (In thousands)

                                                     Policyholder Benefits
                       Premiums and                     and Claims and
                      Universal Life        Net        Interest Credited
                    and Investment-Type  Investment     to Policyholder    Amortization of    Other
 Segment            Product Policy Fees  Income (1)    Account Balances     DAC and VOBA     Expenses
------------------- ------------------- ------------ --------------------- --------------- ------------
 2016
 Annuities.........    $      122,830    $    27,632     $       62,676     $      20,927   $    37,537
 Life..............            28,978         17,033             27,122             2,272        16,134
 Corporate & Other.             1,931         13,115              2,096                18         3,356
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      153,739    $    57,780     $       91,894     $      23,217   $    57,027
                    =================== ============ ===================== =============== ============
 2015
 Annuities.........    $      139,905    $    23,127     $       65,764     $      36,788   $    45,835
 Life..............            40,617         15,379             34,118            66,568        16,570
 Corporate & Other.             2,255         14,438              1,651               470         2,808
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      182,777    $    52,944     $      101,533     $     103,826   $    65,213
                    =================== ============ ===================== =============== ============
 2014
 Annuities.........    $      138,440    $    12,756     $      106,965     $      56,532   $    41,034
 Life..............            44,846         13,985             22,366            12,025        32,681
 Corporate & Other.             2,740         14,312              1,710               214         5,852
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      186,026    $    41,053     $      131,041     $      68,771   $    79,567
                    =================== ============ ===================== =============== ============

---------

(1) See Note 2 for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2016, 2015 and 2014

                            (Dollars in thousands)

                                                                                       % Amount
                              Gross Amount      Ceded       Assumed    Net Amount   Assumed to Net
                             -------------- -------------- ---------- ------------- --------------
2016
Life insurance in-force.....  $  50,748,993  $  43,894,276  $      --  $  6,854,717             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     109,733  $      58,994  $      --  $     50,739             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     109,733  $      58,994  $      --  $     50,739             --%
                             ============== ============== ========== =============
2015
Life insurance in-force.....  $  53,017,387  $  48,212,042  $      --  $  4,805,345             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     122,110  $      50,238  $      --  $     71,872             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     122,110  $      50,238  $      --  $     71,872             --%
                             ============== ============== ========== =============
2014
Life insurance in-force.....  $  55,440,132  $  50,403,555  $      --  $  5,036,577             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     133,129  $      51,647  $      --  $     81,482             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     133,129  $      51,647  $      --  $     81,482             --%
                             ============== ============== ========== =============

---------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded included affiliated transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included affiliated transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million. For the year ended December 31, 2014, reinsurance ceded included affiliated transactions for life insurance in-force of $37.8 billion, and life insurance premiums of $39.5 million.

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


                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements


The unaudited interim financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Statements of Assets and Liabilities as of September 30, 2017 (Unaudited).

2. Statements of Operations for the nine months ended September 30, 2017 (Unaudited).

3. Statements of Changes in Net Assets for the nine months ended September 30, 2017 (Unaudited) and year ended December 31, 2016.

4. Notes to the Interim Financial Statements (Unaudited).

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm.

2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.

5. Notes to the Financial Statements.


The unaudited interim condensed financial statements of the Company are included in Part B hereof and include:

1. Interim Condensed Balance Sheets as of September 30, 2017 (Unaudited) and December 31, 2016.

2. Interim Condensed Statements of Operations and Comprehensive Income (Loss) for the three months and nine months ended September 30, 2017 and 2016 (Unaudited).

3. Interim Condensed Statements of Stockholder's Equity for the nine months ended September 30, 2017 and 2016 (Unaudited).

4. Interim Condensed Statements of Cash Flows for the nine months ended September 30, 2017 and 2016 (Unaudited).

5. Notes to the Interim Condensed Financial Statements (Unaudited).

The financial statements and financial statement schedules of the Company are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm.

2. Balance Sheets as of December 31, 2016 and 2015.

3. Statements of Operations for the years ended December 31, 2016, 2015 and
2014.

4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Statements of Cash Flows for the years ended December 31, 2016, 2015 and
2014.

7. Notes to the Financial Statements.


8. Financial Statement Schedules.



b. Exhibits



1. (i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)

   (ii) Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016) (29)



2.             Not Applicable.


3. (i) Principal Underwriter's and Selling Agreement (effective January 1, 2001)(5)


   (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)


   (iii)       Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (7)


   (iv)        Form of Retail Sales Agreement (2-10) and Schedule of
               Differences (10)


   (v) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (20)


   (vi) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (28)



   (vii)       Form of Brighthouse Securities, LLC Sales Agreement (29)



4. (i) Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07)(9)


   (ii)        Fixed Account Rider (3)


   (iii)       Death Benefit Rider - (Annual Step-Up). (3)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)


   (v)         Waiver of Withdrawal Charge for Terminal Illness Rider (3)


   (vi)        Unisex Annuity Rates Rider (3)


   (vii) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First COVA Life Insurance Company) (2)


   (viii)      Individual Retirement Annuity Endorsement. 6023.1 (9/02) (5)


   (ix)        Tax Sheltered Annuity Endorsement 6026.1 (9/02) (5)


   (x)         Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)
               (5)


   (xi)        401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (5)


   (xii)       Simple Individual Retirement Annuity Endorsement 6276 (9/02)
               (5)


   (xiii) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (6)


   (xiv)       Death Benefit Rider - (Principal Protection) 6015 (02/02). (7)


   (xv) Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (11)


   (xvi)       Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08)
               (12)


   (xvii) Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SL (Class S-L Share Option) (13)


   (xviii) Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SVA (Class S) (13)


   (xix)       Form of 401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (16)


   (xx)        Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (GWBv1)
               (4-13) (20)


   (xxi) Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (GWBv1) (4-13) (20)


   (xxii) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (GWBv1) (4-13) (20)


   (xxiii) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SVA (21)


   (xxiv) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SL (21)

   (xxv) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15) (24)


   (xxvi) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider 1-4-CGLWB-1-NY (02/15) (24)


   (xxvii) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (28)


   (xxv) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-GLWB-1 (06/17) (29)



   (xxvi) Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Level) 7-CGLWB-1 (06/17) (29)


   xxvii) Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite) 7-CGLWB-1 (06/17) (29)



5. (i)         Form of Variable Annuity Application 6406 (6/11) APPSNY Sep 2011
               (14)


   (ii)        Form of Variable Annuity Application 6406 (6/11) APPSNY Jan
               2012 (15)


   (iii)       Form of Variable Annuity Application 6406 (4/12) APPSNY Aug
               2012 (18)


   (iv)        Form of Variable Annuity Application 6406 (9/12) APPSNY Nov
               2012 (19)


   (v)         Form of Variable Annuity Application 6406 (3/13) APPSNY Apr
               2013 (21)



   (vi)        Form of Variable Annuity Application 6406 (05/15) APPSNY May
               2016 (25)


   (vii) Form of Variable Annuity Application VA-APP-NY (11/17) S-NY-B (02/18) Fs (Filed herewith)



6. (i)         Copy of Articles of Incorporation of the Company (2)


   (ii)        Copy of Amended and Restated Bylaws of the Company (4)


   (iii)       Copy of Amended Charter of the Company (27)


   (iv)        Copy of Amended and Restated By-Laws of the Company (27)


7. (i) (a)     Automatic Reinsurance Agreement between First MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd.
               (effective December 1, 2004) (16)


   (b) Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (16)


   (c) Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (20)


   (d) Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (22)


   (ii) Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (23)


   (iii) Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) (23)


8. (i) (a)     Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (17)


   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)

   (d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (28)


   (ii) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007) (8)


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)


   (c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (28)



9.             Opinion of Counsel (25)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Peter M. Carlson, Kimberly A. Berwanger, Norse N. Blazzard, David Chamberlin, Richard A. Hemmings, Richard C. Pearson, Conor E. Murphy, Mayer Naiman and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.


(3) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.


(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

(9) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as electronically filed on July 22, 2008.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137370 and 811-08306) as electronically filed on April 15, 2011.

(14) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on September 2, 2011.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on December 12, 2011.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(17) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on June 1, 2012.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on October 4, 2012.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on April 17, 2013.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.


(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.


(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.


(25) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on April 25, 2016.



(26)  [reserved]



(27) incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File Nos. 000-55705) as electronically filed on December 23, 2016.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.



(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------



Peter M. Carlson                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277




Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017





David W. Chamberlin        Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647





Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017





Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017





Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017

Conor E. Murphy                     Director, Vice President and Head of Client Solutions and Strategy
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Vice President and Chief Technology Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960

Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President-Illustration Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Christine DeBiase                   Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Lynn Dumais                         Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Mark Wessel                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Alan Igielski                       Vice President and Illustration Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Frans te Groen                      Vice President and Corporate Illustration Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

tbl:bod,6,,]


Jin Chang                         Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of September 30, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc.

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                b.   Brighthouse Life Insurance Company of NY (NY)
                                                c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                d.   Brighthouse Renewables Holdings, LLC (DE)
                                                e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                f.   Brighthouse Assignment Company (CT)
                                                g.   ML 1065 Hotel, LLC (DE)

                                                 h.   TIC European Real Estate LP, LLC (DE)
                                                 i.   Euro TL Investments LLC (DE)
                                                 j.   Greater Sandhill I, LLC (DE)
                                                 k.   1075 Peachtree, LLC (DE)
                                                 l.   TLA Holdings LLC (DE)
                                                 m.   The Prospect Company (DE)
                                                 n.   Euro T1 Investments LLC (DE)
                                                 o.   TLA Holdings II LLC (DE)
    3. Brighthouse Securities, LLC (DE)
    4. Brighthouse Services, LLC (DE)
    5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of October 31, 2017, there were 21,248 owners of qualified contracts and 12,242 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C

Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's fiscal year 2016:


                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $28,067,892        $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securites, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Charlotte, and state of North Carolina, on the 14th day of December, 2017.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 14, 2017.


/s/ Peter M. Carlson*              Chairman of the Board, President and Chief Executive
-------------------------------    Officer and a Director
Peter M. Carlson

/s/ Kimberly A. Berwanger*         Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*             Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*           Director, Vice President and Controller (principal
-------------------------------    accounting officer)
David W. Chamberlin

/s/ Lynn A. Dumais*                Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*           Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*            Director
-------------------------------
Richard C. Pearson

/s/ Conor E. Murphy*               Director, Vice President and Head of Client Solutions and
-------------------------------    Strategy
Conor E. Murphy

/s/ Mayer Naiman*                  Director

-------------------------------
Mayer Naiman



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          December 14, 2017

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

5(vii)     Form of Variable Annuity Application

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney